Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Short Duration Tax Free Fund
Intermediate Tax Free Fund
National Tax Free Fund
High Income Municipal Bond Fund
Short Duration High Income Municipal Bond Fund
Sustainable Municipal Bond Fund
California Tax Free Fund
New Jersey Tax Free Fund
New York Tax Free Fund

For the period ended December 31, 2022

Schedule of Investments (unaudited)

SHORT DURATION TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 89.43%

MUNICIPAL BONDS 89.43%

Corporate-Backed 7.63%
Allegheny County Industrial Development Authority - US Steel Corporation PA	4.875%		11/1/2024	BB-	$4,500,000	$4,513,331
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	19,500,000	19,274,243
Charles City County Economic Development Authority - Waste Mgmt Inc VA	2.875%		2/1/2029	A-	3,500,000	3,165,745
City of Farmington - Public Service Co of NM	1.10%	#(a)	6/1/2040	BBB	16,000,000	15,813,510
County of Nez Perce - Potlatchdeltic Corp ID	2.75%		10/1/2024	BBB-	11,310,000	11,120,660
County of Warren - International Paper Co MS	2.90%	#(a)	9/1/2032	BBB	4,250,000	4,228,646
Development Authority of Burke County - Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2040	BBB+	3,750,000	3,545,513
Downtown Doral South Community Development District FL†	3.875%		12/15/2023	NR	55,000	54,636
Industrial Development Board of the City of Mobile Alabama - Alabama Power Company AL	1.00%	#(a)	6/1/2034	A1	3,100,000	2,940,384
Industrial Development Board of the City of Mobile Alabama - Alabama Power Company AL	2.90%	#(a)	7/15/2034	A1	20,000,000	19,882,038
Matagorda County Navigation District No. 1 - Aep Texas Inc TX	2.60%		11/1/2029	A-	1,400,000	1,246,454
Matagorda County Navigation District No. 1 - Aep Texas Inc TX (AMBAC)	4.40%		5/1/2030	A-	1,500,000	1,542,914
New Hampshire Business Finance Authority - United Illuminating Co NH	2.80%	#(a)	10/1/2033	A-	5,000,000	4,976,732
Niagara Area Development Corp. - Covanta Holding Corp NY†	3.50%		11/1/2024	B1	750,000	730,571
Ohio Air Quality Development Authority - American Electric Pwr Co OH	1.90%	#(a)	5/1/2026	BBB+	2,000,000	1,917,822
Ohio Air Quality Development Authority - American Electric Pwr Co OH	2.40%	#(a)	12/1/2038	BBB+	10,700,000	9,461,804
Ohio Air Quality Development Authority - Ohio valley Electric Corp OH	1.50%	#(a)	2/1/2026	Baa3	1,000,000	922,479
Oregon State Business Development Commission - Intel Corporation OR	2.40%	#(a)	12/1/2040	A+	10,500,000	10,419,100

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Parish of St. James - Nustar Logistics Lp LA†	5.85%	#(a)	8/1/2041	BB-	$3,500,000	$3,584,068
Parish of St. John the Baptist - Marathon Oil Corporation LA	2.10%	#(a)	6/1/2037	BBB-	8,000,000	7,752,786
Parish of St. John the Baptist - Marathon Oil Corporation LA	2.125%	#(a)	6/1/2037	BBB-	6,150,000	5,962,153
Parish of St. John the Baptist - Marathon Oil Corporation LA	2.375%	#(a)	6/1/2037	BBB-	4,575,000	4,233,325
Public Finance Authority - Ameream LLC WI†	5.00%		12/1/2027	NR	1,455,000	1,270,935	(b)
Selma Industrial Development Board - International Paper Co AL	2.00%	#(a)	11/1/2033	BBB	2,625,000	2,527,206
Wise County Industrial Development Authority - Virginia Elec & Pwr Co VA	1.20%	#(a)	11/1/2040	A2	5,470,000	5,221,269
Total						146,308,324

Education 1.78%
California Community Choice Financing Authority CA	4.581% (SOFR * .67 + 1.70%	)#	5/1/2053	A1	15,000,000	15,002,082	(b)
California State University CA	0.55%	#(a)	11/1/2049	Aa2	5,000,000	4,379,895
Capital Trust Agency, Inc. - Renaissance Chtr Sch 2019 FL†	4.00%		6/15/2029	NR	1,265,000	1,173,528
Florida Higher Educational Facilities Financial Authority - St Leo Univ Inc Oblig Grp FL	5.00%		3/1/2023	BB+	410,000	410,319
Florida Higher Educational Facilities Financial Authority - St Leo Univ Inc Oblig Grp FL	5.00%		3/1/2024	BB+	640,000	642,816
Florida Higher Educational Facilities Financial Authority - St Leo Univ Inc Oblig Grp FL	5.00%		3/1/2025	BB+	675,000	679,068
Hospital Facilities Authority of Multnomah County Oregon - Mirabella So Waterfront OR	5.00%		10/1/2024	NR	660,000	661,780
Illinois Finance Authority - Illinois Inst of Tech IL	5.00%		9/1/2028	Baa3	1,135,000	1,176,497
Illinois Finance Authority - Illinois Inst of Tech IL	5.00%		9/1/2029	Baa3	630,000	654,480
Massachusetts Development Finance Agency - Williams College MA	0.45%	#(a)	7/1/2041	AA+	3,500,000	3,220,105

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
North Carolina Capital Facilities Finance Agency - Campbell University Inc NC	5.00%		10/1/2025	Baa2	$1,700,000	$1,760,694
Ohio Air Quality Development Authority - Duke Energy Corp OH	4.00%	#(a)	9/1/2030	BBB	1,300,000	1,296,387
University of California CA	4.25%		5/15/2039	AA	3,000,000	3,013,026
Total						34,070,677

Energy 0.89%
Kentucky Public Energy Authority KY	4.00%	#(a)	12/1/2050	A2	5,000,000	4,951,050
New Mexico Municipal Energy Acquisition Authority NM	5.00%	#(a)	11/1/2039	Aa1	8,300,000	8,508,772
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3	3,500,000	3,584,696
Total						17,044,518

General Obligation 9.19%
Chicago Board of Education IL GO	5.00%		12/1/2023	BB	3,330,000	3,362,261
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2033	AA	1,850,000	1,927,045
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2034	AA	4,300,000	4,442,253
City of Auburn NY GO	3.50%		8/16/2023	NR	10,000,000	10,010,465
City of Chicago IL GO	5.00%		1/1/2026	BBB+	2,125,000	2,183,705
City of Chicago IL GO	5.00%		1/1/2028	BBB+	4,900,000	5,107,881
City of Chicago IL GO	5.25%		1/1/2023	BBB+	1,235,000	1,235,000
City of Chicago IL GO	5.25%		1/1/2027	BBB+	1,665,000	1,700,585
City of New York NY GO	5.00%	#(a)	6/1/2044	AA	8,500,000	8,867,229
City of Newark NJ GO	3.75%		2/17/2023	NR	15,000,000	14,997,508
City of Philadelphia PA GO	5.00%		2/1/2025	A	2,140,000	2,234,356
City of Philadelphia PA GO	5.00%		2/1/2026	A	1,000,000	1,066,172
City of Philadelphia PA GO	5.00%		2/1/2028	A	2,000,000	2,188,649
City of San Antonio TX GO	5.00%		2/1/2026	AAA	4,300,000	4,407,457
City of Troy NY GO	4.00%		7/28/2023	NR	7,700,000	7,738,209
Clark County School District NV GO (AGM)	3.00%		6/15/2024	AA	575,000	576,591
Clark County School District NV GO (AGM)	3.00%		6/15/2025	AA	650,000	654,112
Clark County School District NV GO (AGM)	5.00%		6/15/2026	AA	500,000	536,021
Clark County School District NV GO (AGM)	5.00%		6/15/2027	AA	1,000,000	1,091,419
Commonwealth of Pennsylvania PA GO	5.00%		5/1/2027	Aa3	5,000,000	5,455,985
County of Cook IL GO	5.00%		11/15/2027	A+	2,000,000	2,165,408
County of Cook IL GO	5.00%		11/15/2028	A+	2,300,000	2,524,118
Jersey City Redevelopment Agency NJ GO GTD	4.00%		12/15/2024	Aa3	5,350,000	5,474,368

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Northside Independent School District TX GO GTD (PSF)	1.60%	#(a)	8/1/2049	AAA	$2,725,000	$2,639,329
School District of Philadelphia PA GO	5.00%		9/1/2023	A1	500,000	505,845
School District of Philadelphia PA GO	5.00%		9/1/2023	A1	1,250,000	1,264,611
School District of Philadelphia PA GO	5.00%		9/1/2024	A1	900,000	928,604
School District of Philadelphia PA GO	5.00%		9/1/2025	A1	1,200,000	1,260,073
State of California CA GO	5.00%		8/1/2026	Aa2	7,485,000	7,948,025
State of Connecticut CT GO	4.00%		1/15/2026	AA-	8,245,000	8,543,025
State of Connecticut CT GO	5.00%		4/15/2025	AA-	7,000,000	7,359,577
State of Connecticut CT GO	5.00%		10/15/2026	AA-	5,000,000	5,420,823
State of Illinois IL GO	5.00%		11/1/2023	BBB+	10,000,000	10,104,565
State of Illinois IL GO	5.00%		3/1/2025	BBB+	5,500,000	5,616,928
State of Illinois IL GO	5.00%		3/1/2026	BBB+	2,500,000	2,568,496
State of Illinois IL GO	5.00%		2/1/2028	BBB+	5,990,000	6,158,535
State of Illinois IL GO	5.00%		3/1/2029	BBB+	4,010,000	4,147,073
State of Illinois IL GO	5.25%		2/1/2030	BBB+	3,000,000	3,024,812
State of Illinois IL GO	5.375%		5/1/2023	BBB+	3,000,000	3,016,731
State of New Jersey NJ GO	2.00%		6/1/2027	A2	5,000,000	4,713,182
State of New Jersey NJ GO	5.00%		6/1/2025	A2	4,425,000	4,660,389
Western Placer Unified School District CA Special Tax	2.00%		6/1/2025	NR	2,000,000	1,920,864
Western Placer Unified School District CA Special Tax	2.00%		6/1/2025	NR	4,750,000	4,561,125
Total						176,309,409

Health Care 15.03%
Allegheny County Hospital Development Authority - Upmc Obligated Group PA	5.00%		7/15/2029	A	4,000,000	4,458,615
Allegheny County Hospital Development Authority PA	5.00%		4/1/2026	A	2,500,000	2,647,554
Berks County Municipal Authority - Tower Health Oblig Group PA	5.00%	#(a)	2/1/2040	BB-	4,000,000	3,593,332
California Municipal Finance Authority - Eisenhower Medical Center CA	5.00%		7/1/2026	Baa2	1,345,000	1,404,327
California Statewide Communities Development Authority - Viamonte Sr Living 1 Inc CA	3.00%		7/1/2026	AA-	4,500,000	4,503,646
California Statewide Communities Development Authority - Viamonte Sr Living 1 Inc CA	3.00%		7/1/2027	AA-	2,250,000	2,251,949

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Charlotte-Mecklenburg Hospital Authority - Atrium Health OBLIG Grp NC	5.00%	#(a)	1/15/2050	AA-		$10,000,000	$10,373,104
City of Lenexa - Lakeview Village Inc KS	5.00%		5/15/2025	BB+	(c)	990,000	997,837
City of South Miami Health Facilities Authority, Inc. - Baptist Hlth South Fl OBL FL	5.00%		8/15/2023	AA-		1,350,000	1,366,234
Colorado Health Facilities Authority - Adventhealth Oblig Group CO	5.00%	#(a)	11/15/2048	AA		13,525,000	14,151,531
Colorado Health Facilities Authority - Adventhealth Oblig Group CO	5.00%	#(a)	11/15/2049	NR		185,000	199,521
Colorado Health Facilities Authority - Adventhealth Oblig Group CO	5.00%	#(a)	11/15/2049	NR		1,825,000	1,933,826
Colorado Health Facilities Authority - Commonspirit Hlth Oblig CO	5.00%	#(a)	8/1/2049	A-		8,085,000	8,444,874
Colorado Health Facilities Authority - Intermountain Hlthcr Oblg CO	5.00%	#(a)	5/15/2062	AA+		13,000,000	13,943,298
County of Cuyahoga - The Metrohealth System OH	5.00%		2/15/2025	BBB		1,500,000	1,549,007
County of Laramie - Cheyenne Regl Med Ctr WY	4.00%		5/1/2025	A+		290,000	296,859
County of Laramie - Cheyenne Regl Med Ctr WY	4.00%		5/1/2026	A+		200,000	206,136
County of Laramie - Cheyenne Regl Med Ctr WY	4.00%		5/1/2027	A+		355,000	368,875
County of Lehigh - Lehigh Vy Hlth Netwrk Obg PA	5.00%		7/1/2026	A+		1,755,000	1,858,987
County of Lehigh - St Luke’S Hosp Oblig Grp PA	4.76% (MUNIPSA * 1 + 1.10%	)#	8/15/2038	A-		14,790,000	14,607,555
County of Miami-Dade - Public Hlth Trust Miami FL	5.00%		6/1/2026	Aa3		4,165,000	4,350,853
Florida Development Finance Corp. - Lakeland Regl Hlth Olig FL	5.00%		11/15/2024	A2		2,200,000	2,269,663
Florida Development Finance Corp. - Lakeland Regl Hlth Olig FL	5.00%		11/15/2026	A2		1,000,000	1,061,707
Franklin County Industrial Development Authority - Menno-Haven Inc Oblig Grp PA	5.00%		12/1/2023	NR		500,000	496,006
Geisinger Authority - Geisinger Hlth Sys Oblig PA	5.00%	#(a)	4/1/2043	AA-		17,000,000	17,950,339

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
General Authority of Southcentral Pennsylvania - Wellspan Hlth Oblig Grp PA	4.26% (MUNIPSA * 1 + .60%	)#	6/1/2049	Aa3		$9,000,000	$8,970,152
Greeneville Health & Educational Facilities Board - Ballad Health Oblig Group TN	5.00%		7/1/2023	A-		1,500,000	1,512,597
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Hlth Obl TX	4.23% (MUNIPSA * 1 + .57%	)#	12/1/2049	A+		7,770,000	7,720,032
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Hlth Obl TX	4.51% (MUNIPSA * 1 + .85%	)#	7/1/2049	A+		11,000,000	10,810,746
Health & Educational Facilities Authority of the State of Missouri - Bjc Healthcare Oblig Grp MO	4.00%	#(a)	5/1/2051	AA		12,000,000	12,371,998
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple Univ Hlth Obl Grp PA	5.00%		7/1/2027	BBB		5,000,000	5,279,567
Illinois Finance Authority - Mercy Hlth Corp Oblig Grp IL	5.00%		12/1/2025	A3		5,830,000	6,108,133
Illinois Finance Authority - Northshore Edward-Elmhrst IL	5.00%		8/15/2028	AA-		2,000,000	2,213,397
Illinois Finance Authority - Northshore Edward-Elmhrst IL	5.00%		8/15/2029	AA-		2,000,000	2,244,550
Illinois Finance Authority - Osf Healthcare Sys Oblig IL	5.00%	#(a)	5/15/2050	A		4,500,000	4,745,564
Illinois Finance Authority - Plymouth Place Obl Group IL	5.00%		5/15/2025	NR		770,000	792,374
Illinois Finance Authority - Univ Chicago Med Ctr Og IL	5.00%	#(a)	8/15/2052	AA-	(c)	7,200,000	7,760,651
Indiana Finance Authority Obl Grp IN	0.70%	#(a)	12/1/2046	AA		7,000,000	6,515,866
Industrial Development Authority of the County of Pima - La Posada Park Centre Obl AZ†	5.125%		11/15/2029	NR		1,500,000	1,498,616
Kentucky Economic Development Finance Authority - Owensboro Health Inc Oblg KY	5.00%		6/1/2025	Baa2		1,400,000	1,450,922
Lee Memorial Health System Obl FL	5.00%		4/1/2025	A+		2,625,000	2,730,648

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Maricopa County Industrial Development Authority - Banner Health Oblig Group AZ	4.23% (MUNIPSA * 1 + .57%	)#	1/1/2035	AA-	$4,410,000	$4,392,386
Maryland Health & Higher Educational Facilities Authority - Univ of Md Med Sys Oblg MD	5.00%	#(a)	7/1/2045	A	6,250,000	6,469,914
Massachusetts Development Finance Agency - Beth Israel Lahey Obl Grp MA	5.00%		7/1/2023	A	600,000	604,454
Massachusetts Development Finance Agency - Mass General Brigham Inc MA	4.16% (MUNIPSA * 1 + .50%	)#	7/1/2038	AA-	5,000,000	4,998,552
Massachusetts Development Finance Agency - Mass General Brigham Inc MA	5.00%	#(a)	7/1/2038	AA-	2,000,000	2,034,244
Massachusetts Development Finance Agency - Wellforce Obligated Group MA	5.00%		7/1/2024	BBB+	2,030,000	2,079,946
Massachusetts Development Finance Agency - Wellforce Obligated Group MA	5.00%		7/1/2025	BBB+	800,000	831,564
Michigan Finance Authority - Trinity Hlth Corp Oblig MI	5.00%		12/1/2026	AA-	2,250,000	2,430,646
Monroeville Finance Authority - Upmc Obligated Group PA	3.00%		2/15/2023	A	2,510,000	2,508,197
Monroeville Finance Authority - Upmc Obligated Group PA	5.00%		2/15/2024	A	1,015,000	1,035,831
Montgomery County Higher Education & Health Authority - Thomas Jefferson Univ Obl PA	5.00%		9/1/2026	A	1,150,000	1,218,674
Montgomery County Higher Education & Health Authority - Thomas Jefferson Univ Obl PA	5.00%		9/1/2027	A	1,500,000	1,611,865
Montgomery County Higher Education & Health Authority - Thomas Jefferson Univ Obl PA	5.00%		9/1/2028	A	1,850,000	2,014,550
Montgomery County Higher Education & Health Authority - Thomas Jefferson Univ Obl PA	5.00%		9/1/2029	A	1,000,000	1,102,642
New Jersey Health Care Facilities Financing Authority - Hackensack Merdn Hlth Ob NJ	5.00%		7/1/2026	AA-	3,900,000	4,173,701
New Jersey Health Care Facilities Financing Authority - St Joseph’S Hlthcr Oblig NJ	5.00%		7/1/2025	BBB-	1,600,000	1,641,535

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority - Valley Hlth Sys Oblig Grp NJ	5.00%		7/1/2026	A	$1,800,000	$1,900,556
New Jersey Health Care Facilities Financing Authority - Valley Hlth Sys Oblig Grp NJ	5.00%		7/1/2027	A	1,250,000	1,336,995
New York City Industrial Development Agency - Yankee Stadium LLLC NY (AGM)	5.00%		3/1/2029	AA	2,000,000	2,210,616
New York State Dormitory Authority - Montefiore Obligated Grp NY	5.00%		8/1/2024	BBB-	1,500,000	1,514,363
New York State Dormitory Authority - Montefiore Obligated Grp NY	5.00%		9/1/2027	BBB-	1,400,000	1,445,643
New York State Dormitory Authority - Montefiore Obligated Grp NY	5.00%		9/1/2028	BBB-	1,500,000	1,550,271
New York State Dormitory Authority - Montefiore Obligated Grp NY	5.00%		9/1/2029	BBB-	1,750,000	1,806,751
New York State Dormitory Authority - Montefiore Obligated Grp NY	5.00%		9/1/2030	BBB-	1,000,000	1,025,481
North Carolina Medical Care Commission - Southminster Inc Obl Grp NC	5.00%		10/1/2023	NR	750,000	751,567
Northampton County General Purpose Authority - St Luke’S Hosp Obl Grp PA	3.924% (1 Mo. LIBOR * .70 + 1.04%	)#	8/15/2048	A-	8,000,000	8,001,548
Oklahoma Development Finance Authority - Ou Medicine Obligated Grp OK	5.00%		8/15/2025	BB-	550,000	547,744
Oklahoma Development Finance Authority - Ou Medicine Obligated Grp OK	5.00%		8/15/2026	BB-	800,000	795,684
Oneida County Local Development Corp. - Mohawk Valley Hlth Obl NY (AGM)	5.00%		12/1/2027	AA	1,400,000	1,425,094
Oneida County Local Development Corp. - Mohawk Valley Hlth Obl NY (AGM)	5.00%		12/1/2028	AA	1,000,000	1,017,892
Oneida County Local Development Corp. - Mohawk Valley Hlth Obl NY (AGM)	5.00%		12/1/2029	AA	1,000,000	1,017,824
Pennsylvania Higher Educational Facilities Authority - Univ Of Penn Hlth Sys Obl PA	5.00%		8/15/2027	AA	1,250,000	1,374,462
Pennsylvania Higher Educational Facilities Authority - Univ Of Penn Hlth Sys Obl PA	5.00%		8/15/2028	AA	1,565,000	1,747,437
State of Ohio - Univ Hosp Hlth Sys Obl Gp OH	4.00%		1/15/2028	A	500,000	519,325
State of Ohio - Univ Hosp Hlth Sys Obl Gp OH	5.00%		1/15/2026	A	500,000	527,415
State of Ohio - Univ Hosp Hlth Sys Obl Gp OH	5.00%		1/15/2027	A	250,000	266,145

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Tarrant County Cultural Education Facilities Finance Corp. - Baylor Scott & White Oblg TX	5.00%	#(a)	11/15/2052	Aa3		$2,180,000	$2,302,227
Tulsa County Industrial Authority - Montereau Obligated Group OK	5.00%		11/15/2026	BBB-	(c)	500,000	506,272
Washington Health Care Facilities Authority - Commonspirit Hlth Oblig WA	5.06% (MUNIPSA * 1 + 1.40%	)#	1/1/2035	A-		2,000,000	2,009,001
Wisconsin Health & Educational Facilities Authority - Advocate Aurora Hlth Olg WI	5.00%	#(a)	8/15/2054	AA		5,805,000	6,172,115
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Hlth Ob WI	5.00%	#(a)	2/15/2052	A-		9,000,000	9,193,317
Total							288,125,894

Housing 5.85%
California Housing Finance Agency CA	4.00%		3/20/2033	BBB+		952,386	919,980
Connecticut Housing Finance Authority CT	4.00%		5/15/2049	AAA		3,715,000	3,728,338
Florida Housing Finance Corp. FL (GNMA/FNMA/FHLMC)	3.00%		1/1/2052	Aaa		2,535,000	2,465,516
Florida Housing Finance Corp. FL (GNMA/FNMA/FHLMC)	3.00%		7/1/2052	Aaa		3,375,000	3,268,497
Illinois Housing Development Authority IL (GNMA/FNMA/FHLMC)	3.00%		4/1/2051	Aaa		8,915,000	8,657,373
Industrial Development Authority of the City of Phoenix - Downtown Phoenix Std Hsg AZ	5.00%		7/1/2023	Baa3		100,000	100,525
Iowa Finance Authority IA (GNMA/FNMA/FHLMC)	3.00%		1/1/2047	AAA		4,260,000	4,138,891
Maryland Community Development Administration MD	3.50%		3/1/2050	Aa1		6,560,000	6,490,834
Maryland Community Development Administration MD	4.00%		9/1/2049	Aa1		2,260,000	2,264,389
Michigan State Housing Development Authority MI	4.25%		12/1/2049	AA+		3,755,000	3,787,837
Minnesota Housing Finance Agency MN (GNMA/FNMA/FHLMC)	4.25%		7/1/2049	AA+		2,950,000	2,974,641
Minnesota Housing Finance Agency MN (GNMA/FNMA/FHLMC)	5.00%		7/1/2053	AA+		7,285,000	7,611,567
Missouri Housing Development Commission MO (GNMA/FNMA/FHLMC)	3.25%		11/1/2052	AA+		1,955,000	1,906,035

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Missouri Housing Development Commission MO (GNMA/FNMA/FHLMC)	4.25%		5/1/2047	AA+	$3,205,000	$3,233,244
New Mexico Mortgage Finance Authority NM (GNMA/FNMA/FHLMC)	3.00%		7/1/2052	Aaa	7,305,000	7,046,057
New York City Housing Development Corp. NY (FHA)	0.70%	#(a)	5/1/2060	AA+	2,000,000	1,875,213
New York State Housing Finance Agency NY (SONYMA)	0.75%		11/1/2025	Aa2	12,350,000	11,277,778
New York State Housing Finance Agency NY (SONYMA)(FHA)	0.75%		11/1/2025	Aa2	5,000,000	4,569,663
North Carolina Housing Finance Agency NC (GNMA/FNMA/FHLMC)	4.00%		1/1/2050	AA+	3,140,000	3,143,938
North Dakota Housing Finance Agency ND	3.00%		7/1/2052	Aa1	4,800,000	4,615,903
North Dakota Housing Finance Agency ND	4.00%		1/1/2050	Aa1	3,630,000	3,642,432
Ohio Housing Finance Agency OH	4.50%		3/1/2050	Aaa	3,675,000	3,726,117
South Carolina State Housing Finance & Development Authority SC	4.00%		1/1/2050	Aaa	3,375,000	3,385,678
State of New York Mortgage Agency NY	3.50%		4/1/2049	Aa1	1,170,000	1,159,392
Wisconsin Housing & Economic Development Authority Home Ownership Revenue WI	3.00%		3/1/2052	AA	3,725,000	3,609,147
Wisconsin Housing & Economic Development Authority Housing Revenue WI (HUD SECT 8)	0.50%	#(a)	11/1/2050	AA+	2,250,000	2,101,801
Wisconsin Housing & Economic Development Authority Housing Revenue WI (HUD SECT 8)	0.61%	#(a)	11/1/2042	AA+	2,890,000	2,751,422
Wisconsin Housing & Economic Development Authority Housing Revenue WI (HUD SECT 8)	0.81%	#(a)	11/1/2052	AA+	8,250,000	7,776,367
Total						112,228,575

Lease Obligations 2.95%
California State Public Works Board CA	5.00%		10/1/2026	Aa3	1,500,000	1,632,844
California State Public Works Board CA	5.00%		10/1/2027	Aa3	3,300,000	3,664,900
Commonwealth of Pennsylvania COPS	5.00%		7/1/2023	A	500,000	504,565
Commonwealth of Pennsylvania COPS	5.00%		7/1/2025	A	500,000	525,969
Nassau Health Care Corp. NY GTD	5.00%		8/1/2024	AA-	4,000,000	4,125,698
Nassau Health Care Corp. NY GTD	5.00%		8/1/2025	AA-	7,000,000	7,358,424
New Jersey Economic Development Authority NJ	5.00%		3/1/2023	A3	3,565,000	3,573,605

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Economic Development Authority NJ	5.00%		6/15/2025	A3	$1,250,000	$1,302,549
New Jersey Economic Development Authority NJ	5.00%		6/15/2026	A3	4,000,000	4,235,464
New Jersey Economic Development Authority NJ	5.00%		6/15/2027	A3	410,000	438,796
New Jersey Economic Development Authority NJ	5.00%		6/15/2028	A3	400,000	432,315
New Jersey Economic Development Authority NJ	5.00%		6/15/2029	A3	500,000	546,880
New Jersey Transportation Trust Fund Authority NJ	5.00%		12/15/2023	A3	1,250,000	1,269,861
New Jersey Transportation Trust Fund Authority NJ	5.00%		12/15/2024	A3	7,000,000	7,247,976
New Jersey Transportation Trust Fund Authority NJ	5.00%		12/15/2025	A3	12,500,000	13,141,036
New York City Educational Construction Fund NY	5.00%		4/1/2025	AA-	3,510,000	3,682,380
New York City Educational Construction Fund NY	5.00%		4/1/2026	AA-	2,690,000	2,881,416
Total						56,564,678

Other Revenue 4.68%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2049	A1	12,325,000	12,192,475
California Infrastructure & Economic Development Bank - California Acdmy Sciences CA	4.01% (MUNIPSA * 1 + .35%	)#	8/1/2047	A2	6,000,000	5,917,643
California Infrastructure & Economic Development Bank - J Paul Getty Trust CA	3.00%	#(a)	10/1/2047	AAA	5,000,000	5,011,379
California Infrastructure & Economic Development Bank - Museum Associates CA	4.36% (MUNIPSA * 1 + .70%	)#	12/1/2050	A3	6,500,000	6,271,530
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	5.25%		8/15/2026	NR	1,605,000	1,622,850
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	5.25%		8/15/2028	NR	1,920,000	1,933,853
Delaware Academy Central School District at Delhi NY GO	3.75%		6/29/2023	NR	10,025,000	10,037,840

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Illinois Finance Authority - Field Museum Natural Hist IL	4.21% (SOFR * .70 + 1.20%	)#	11/1/2034	A	$4,435,000	$4,426,366
Industrial Development Authority of the County of Pima - Edkey Obligated Group AZ†	3.50%		7/1/2025	NR	1,220,000	1,180,575
Lower Alabama Gas District AL	4.00%	#(a)	12/1/2050	A2	22,250,000	22,080,068
Main Street Natural Gas, Inc. GA	5.00%		5/15/2025	A3	4,850,000	4,949,814
Patriots Energy Group Financing Agency SC	4.00%	#(a)	10/1/2048	Aa1	8,000,000	7,993,770
Triborough Bridge & Tunnel Authority NY	5.00%	#(a)	5/15/2051	AA+	5,700,000	6,059,660
Total						89,677,823

Special Tax 1.20%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2023	Ba3	130,000	130,398
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2028	NR	3,575,000	3,578,970
Atlanta Urban Redevelopment Agency GA†	2.375%		7/1/2026	NR	275,000	259,199
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AGM)	5.00%		1/1/2027	AA	1,000,000	1,073,306
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AGM)	5.00%		1/1/2028	AA	650,000	707,881
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AGM)	5.00%		1/1/2029	AA	850,000	938,381
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	8.625% (CPI YoY * 1 + .88%	)#	3/1/2026	Baa1	2,000,000	2,048,023
Peninsula Town Center Community Development Authority VA†	4.00%		9/1/2023	NR	70,000	69,344
State of Connecticut Special Tax Revenue CT	5.00%		1/1/2026	AA	5,000,000	5,344,700
State of Connecticut Special Tax Revenue CT	5.00%		5/1/2026	AA	2,250,000	2,421,450
State of Connecticut Special Tax Revenue CT	5.00%		5/1/2027	AA	3,000,000	3,286,420

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Village Community Development District No. 12 FL†	3.25%	5/1/2023	NR	$165,000	$164,619
Village Community Development District No. 13 FL†	1.875%	5/1/2025	NR	1,740,000	1,633,610
Village Community Development District No. 13 FL	2.625%	5/1/2024	NR	130,000	126,589
Village Community Development District No. 13 FL†	2.625%	5/1/2030	NR	1,470,000	1,260,449
Total					23,043,339

Tax Revenue 9.83%
Anaheim Public Financing Authority CA (AGM)	5.00%	9/1/2026	AA	7,500,000	8,041,564
Burnt Hills-Ballston Lake Central School District NY GO	3.25%	6/22/2023	NR	10,000,000	10,005,717
Carthage Central School District NY GO	3.00%	6/27/2023	NR	10,000,000	10,000,288
City of Sparks NV†	2.50%	6/15/2024	Ba2	45,000	43,660
City of Sparks NV†	2.75%	6/15/2028	Ba2	300,000	268,153
County of Jefferson AL	5.00%	9/15/2023	AA	2,000,000	2,026,891
County of Miami-Dade FL	5.00%	4/1/2025	AA	6,505,000	6,827,366
East Syracuse-Minoa Central School District NY GO	3.00%	6/28/2023	NR	20,000,000	20,005,414
Geneva City School District NY GO	3.25%	6/23/2023	NR	11,155,000	11,175,492
Gowanda Central School District NY GO	3.00%	6/20/2023	NR	10,000,000	9,988,702
Hoosick Falls Central School District NY GO	3.75%	8/4/2023	NR	10,000,000	10,012,676
Horseheads Central School District NY GO	3.00%	6/22/2023	NR	10,000,000	9,979,834
Hudson County Improvement Authority NJ GTD	3.00%	8/4/2023	NR	6,250,000	6,246,817
Johnson City Central School District NY GO	3.25%	6/27/2023	NR	10,000,000	10,004,086
Middle Country Central School District At Centereach NY GO	3.50%	6/28/2023	NR	15,000,000	15,034,224
Monticello Central School District NY GO	3.25%	6/28/2023	NR	15,000,000	14,999,730
New York State Dormitory Authority NY (AGM)	5.00%	10/1/2024	AA	5,000	5,190
New York State Dormitory Authority NY (AGM)	5.00%	10/1/2024	AA	2,245,000	2,333,961
New York State Dormitory Authority NY (AGM)	5.00%	10/1/2025	AA	1,650,000	1,752,801
Onondaga Central School District NY GO	3.75%	6/30/2023	NR	14,500,000	14,524,380
Sales Tax Securitization Corp. IL	5.00%	1/1/2025	AA-	5,000,000	5,185,735

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tax Revenue (continued)
State of Connecticut Special Tax Revenue CT	5.00%		5/1/2025	AA		$850,000	$895,142
State of Connecticut Special Tax Revenue CT	5.00%		5/1/2026	AA		1,300,000	1,399,060
State of Illinois Sales Tax Revenue IL	5.00%		6/15/2024	A-		7,260,000	7,402,615
State of Maryland Department of Transportation MD	4.00%		9/1/2026	AAA		4,750,000	4,973,047
Territory of Guam GU	5.00%		1/1/2029	Ba1		750,000	793,459
Virginia Small Business Financing Authority - Natl Senior Cmntys Oblig VA	5.00%		1/1/2023	A	(c)	925,000	925,000
Virginia Small Business Financing Authority - Natl Senior Cmntys Oblig VA	5.00%		1/1/2025	A	(c)	1,300,000	1,334,599
Virginia Small Business Financing Authority - Natl Senior Cmntys Oblig VA	5.00%		1/1/2027	A	(c)	1,000,000	1,051,011
Virginia Small Business Financing Authority - Natl Senior Cmntys Oblig VA	5.00%		1/1/2028	A	(c)	1,100,000	1,169,135
Total							188,405,749

Tobacco 1.08%
Buckeye Tobacco Settlement Financing Authority OH	5.00%		6/1/2029	A		11,210,000	11,946,604
California County Tobacco Securitization Agency CA	5.00%		6/1/2024	A		600,000	611,995
California County Tobacco Securitization Agency CA	5.00%		6/1/2025	A		650,000	671,247
California County Tobacco Securitization Agency CA	5.00%		6/1/2026	A		1,125,000	1,171,758
Commonwealth Financing Authority PA	5.00%		6/1/2023	A1		1,125,000	1,132,284
Commonwealth Financing Authority PA	5.00%		6/1/2024	A1		5,000,000	5,121,455
Tobacco Settlement Financing Corp. NJ	3.20%		6/1/2027	A		20,000	19,941
Total							20,675,284

Transportation 9.85%
Bay Area Toll Authority CA	4.91% (MUNIPSA * 1 + 1.25%	)#	4/1/2036	AA		2,375,000	2,395,466
Central Texas Regional Mobility Authority TX	5.00%		1/1/2025	BBB+		2,500,000	2,565,291
Central Texas Regional Mobility Authority TX	5.00%		1/1/2027	BBB+		15,000,000	15,757,421
Chesapeake Bay Bridge & Tunnel District VA	5.00%		11/1/2023	BBB		9,000,000	9,082,954

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Chicago O’Hare International Airport IL	5.00%		1/1/2029	A+	$2,500,000	$2,514,377
Chicago O’Hare International Airport IL	5.00%		1/1/2031	A+	4,750,000	4,777,409
Chicago Transit Authority IL	5.00%		6/1/2025	A	2,000,000	2,073,684
Dallas Fort Worth International Airport TX	5.00%		11/1/2026	A+	1,750,000	1,894,281
Dallas Fort Worth International Airport TX	5.00%		11/1/2027	A+	1,415,000	1,557,116
E-470 Public Highway Authority CO	3.231% (SOFR * .67 + .35%	)#	9/1/2039	A	3,375,000	3,350,111
Hampton Roads Transportation Accountability Commission VA	5.00%		7/1/2026	Aa2	15,120,000	16,290,657
Illinois State Toll Highway Authority IL	5.00%		1/1/2024	AA-	7,215,000	7,363,532
Louisiana Offshore Terminal Authority - Loop LLC LA	1.65%	#(a)	9/1/2027	A3	3,500,000	3,443,442
Maryland Economic Development Corp. - Consol Marine Terminals L MD	5.75%		9/1/2025	BB	3,505,000	3,534,371
Metropolitan Transportation Authority NY	3.28%	#(a)	11/1/2030	Aa1	2,625,000	2,625,000
Metropolitan Transportation Authority NY	3.28%	#(a)	11/1/2035	Aa1	14,100,000	14,100,000
Metropolitan Transportation Authority NY	5.00%		2/1/2023	NR	20,000,000	20,014,914
Metropolitan Transportation Authority NY	5.00%		11/15/2033	A3	5,400,000	5,412,754
Metropolitan Transportation Authority NY	5.00%	#(a)	11/15/2045	A3	6,500,000	6,894,021
New Jersey Transportation Trust Fund Authority NJ	5.00%		6/15/2023	A+	7,210,000	7,264,703
New Jersey Turnpike Authority NJ	5.00%		1/1/2027	AA-	3,200,000	3,472,187
New Jersey Turnpike Authority NJ	5.00%		1/1/2028	AA-	8,000,000	8,602,370
New York Transportation Development Corp. - JFK Intl Air Terminal LLC NY	5.00%		12/1/2024	Baa1	1,000,000	1,035,544
New York Transportation Development Corp. - JFK Intl Air Terminal LLC NY	5.00%		12/1/2025	Baa1	400,000	420,218
New York Transportation Development Corp. - JFK Intl Air Terminal LLC NY	5.00%		12/1/2026	Baa1	1,795,000	1,900,876
New York Transportation Development Corp. - JFK Intl Air Terminal LLC NY	5.00%		12/1/2028	Baa1	1,390,000	1,486,925
North Carolina Turnpike Authority NC (AGM)	5.00%		1/1/2028	AA	1,500,000	1,606,079
Pennsylvania Turnpike Commission PA	5.00%		12/1/2025	A1	150,000	159,818
Pennsylvania Turnpike Commission PA	5.00%		12/1/2025	A	750,000	792,616
Pennsylvania Turnpike Commission PA	5.00%		12/1/2026	A1	400,000	433,967
Pennsylvania Turnpike Commission PA	5.00%		12/1/2026	A	750,000	806,472
Regional Transportation District - Denver Transit Partners CO	3.00%		1/15/2026	Baa1	900,000	876,036

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Regional Transportation District - Denver Transit Partners CO	5.00%		7/15/2027	Baa1	$1,000,000	$1,041,910
State of Illinois IL GO	5.00%		11/1/2025	BBB+	3,000,000	3,075,995
Texas Private Activity Bond Surface Transportation Corp. - Lbj Infrastructure Group TX	4.00%		12/31/2030	Baa2	3,000,000	3,002,143
Triborough Bridge & Tunnel Authority NY	3.261% (SOFR * .67 + .38%	)#	1/1/2032	AA-	6,610,000	6,532,945
Triborough Bridge & Tunnel Authority NY	5.00%		8/15/2024	NR	20,000,000	20,671,242
Total						188,828,847

Utilities 19.47%
Black Belt Energy Gas District AL	4.00%	#(a)	7/1/2052	Aa1	3,000,000	2,980,249
Central Plains Energy Project NE	5.00%		9/1/2027	BBB+	1,305,000	1,365,520
Central Plains Energy Project NE	5.061% (SOFR * .67 + 2.18%	)#	5/1/2053	A2	20,000,000	20,132,486
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2028	AA	2,500,000	2,680,493
City of Rockport - Indiana Michigan Pwr Co IN	3.05%		6/1/2025	A-	3,500,000	3,506,195
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2024	Aa2	1,250,000	1,278,023
Cleveland Department of Public Utilities Division of Public Power OH (AGM)	5.00%		11/15/2026	AA	1,190,000	1,285,420
Cleveland Department of Public Utilities Division of Public Power OH (AGM)	5.00%		11/15/2027	AA	2,280,000	2,506,340
Cleveland Department of Public Utilities Division of Public Power OH (AGM)	5.00%		11/15/2029	AA	1,000,000	1,132,287
County of Escambia - Gulf Power Company FL	2.60%		6/1/2023	A1	3,000,000	2,988,296
Delaware State Economic Development Authority - Nrg Energy Inc DE	1.25%	#(a)	10/1/2040	BBB-	10,000,000	9,275,650
Delaware State Economic Development Authority - Nrg Energy Inc DE	1.25%	#(a)	10/1/2045	BBB-	11,000,000	10,203,215
Delaware State Economic Development Authority DE	1.05%	#(a)	1/1/2031	A	6,315,000	5,982,648
Development Authority of Appling County - Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2038	BBB+	1,250,000	1,181,838
Development Authority of Burke County - Georgia Power Company GA	2.875%	#(a)	12/1/2049	BBB+	5,650,000	5,579,239

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Development Authority of Monroe County - Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2039	BBB+	$1,875,000	$1,772,756
Indiana Finance Authority - Indianapolis Pwr & Lt Co IN	0.65%		8/1/2025	A2	4,500,000	4,118,429
Jersey City Municipal Utilities Authority NJ	3.75%		5/5/2023	NR	15,000,000	14,997,054
Kentucky Municipal Power Agency KY	3.45%	#(a)	9/1/2042	Baa1	1,700,000	1,669,837
Kentucky Public Energy Authority KY	4.00%	#(a)	4/1/2048	A1	3,110,000	3,104,911
Kentucky Public Energy Authority KY	4.00%	#(a)	1/1/2049	A2	1,775,000	1,762,372
Lansing Board of Water & Light MI	2.00%	#(a)	7/1/2051	AA-	11,500,000	10,898,584
Long Island Power Authority NY	0.85%	#(a)	9/1/2050	A	12,000,000	11,186,519
Long Island Power Authority NY	1.50%	#(a)	9/1/2051	A	19,000,000	17,659,521
Long Island Power Authority NY	1.65%	#(a)	9/1/2049	A	4,000,000	3,866,826
Long Island Power Authority NY	3.634% (1 Mo. LIBOR * ..70 + .75%	)#	5/1/2033	A	10,000,000	9,994,684
Long Island Power Authority NY	4.11% (MUNIPSA * 1 + .45%	)#	9/1/2038	A	20,000,000	19,599,646
Long Island Power Authority NY	5.00%		9/1/2026	A	500,000	540,983
Long Island Power Authority NY	5.00%		9/1/2027	A	500,000	550,686
Long Island Power Authority NY	5.00%	#(a)	9/1/2052	A	20,000,000	21,505,752
Louisa Industrial Development Authority - Virginia Elec & Pwr Co VA	0.75%	#(a)	11/1/2035	A2	6,000,000	5,442,404
Louisa Industrial Development Authority - Virginia Elec & Pwr Co VA	1.90%	#(a)	11/1/2035	A2	5,000,000	4,944,600
Louisiana Local Government Environmental Facilities & Community Development Authority LA	0.875%	#(a)	2/1/2046	A+	16,000,000	15,099,014
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	20,000,000	18,811,740
Nebraska Public Power District NE	0.60%	#(a)	1/1/2051	A+	15,000,000	14,793,081
North Carolina Capital Facilities Finance Agency - Republic Services Inc NC	2.90%	#(a)	7/1/2034	BBB+	20,000,000	19,982,408
Northern California Energy Authority CA	4.00%	#(a)	7/1/2049	A2	5,000,000	4,996,637
Philadelphia Gas Works Co. PA	5.00%		8/1/2024	A	800,000	822,896
Pittsburgh Water & Sewer Authority PA (AGM)	4.31% (MUNIPSA * 1 + .65%	)#	9/1/2040	AA	17,500,000	17,484,129
Puerto Rico Electric Power Authority PR(d)	5.25%		7/1/2018	NR	2,000,000	1,445,000
San Antonio Water System TX	2.625%	#(a)	5/1/2049	AA+	11,415,000	11,363,419

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2022

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Southeast Energy Authority A Cooperative District AL		4.671% (SOFR * .67 + 1.79%	)#	5/1/2053	A2	$18,000,000	$17,834,249
Texas Municipal Gas Acquisition & Supply Corp. III TX		5.00%		12/15/2023	A3	3,000,000	3,023,081
Texas Municipal Gas Acquisition & Supply Corp. III TX		5.00%		12/15/2024	A3	2,785,000	2,831,908
Texas Municipal Gas Acquisition & Supply Corp. III TX		5.00%		12/15/2025	A3	4,000,000	4,104,122
Texas Municipal Gas Acquisition & Supply Corp. III TX		5.00%		12/15/2026	A3	1,000,000	1,031,522
Texas Municipal Gas Acquisition & Supply Corp. III TX		5.00%		12/15/2027	A3	5,875,000	6,087,549
Texas Municipal Power Agency TX (AGM)		3.00%		9/1/2025	AA	750,000	744,057
Texas Municipal Power Agency TX (AGM)		3.00%		9/1/2026	AA	1,100,000	1,090,111
West Virginia Economic Development Authority - Appalachian Power Co WV		0.625%	#(a)	12/1/2038	A-	8,500,000	7,669,484
West Virginia Economic Development Authority - Appalachian Power Co WV		2.55%	#(a)	3/1/2040	A-	2,200,000	2,156,778
Wise County Industrial Development Authority - Virginia Elec & Pwr Co VA		0.75%	#(a)	10/1/2040	A2	12,000,000	10,884,808
York County Economic Development Authority - Virginia Elec & Pwr Co VA		1.90%	#(a)	5/1/2033	A2	5,500,000	5,439,059
Total							373,388,515
Total Municipal Bonds (cost $1,774,776,908)							1,714,671,632

	Interest Rate#	Interest Rate Reset Date(e)		Final Maturity Date

SHORT-TERM INVESTMENTS 9.79%

Variable Rate Demand Notes 9.79%

Corporate-Backed 1.93%
Mobile IDB - AL Power	3.750%	1/3/2023		12/1/2037	A1	35,965,000	35,965,000
MS Business Fin Corp - PSL	4.950%	1/3/2023		11/1/2032	BBB-	1,000,000	1,000,000
Total							36,965,000

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2022

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation 2.27%
NYC GO ARS	3.860%	1/3/2023	4/1/2042	AA	$10,000,000	$10,000,000
NYC GO ARS	4.000%	1/3/2023	4/1/2042	AA	13,000,000	13,000,000
NYC GO ARS	4.000%	1/3/2023	10/1/2046	AA	20,600,000	20,600,000
Total						43,600,000

Health Care 0.91%
AL Hlth Care Auth - Baptist Health	4.330%	1/3/2023	11/1/2042	A3	17,055,000	17,055,000
OH State - Univ Hosp	3.910%	1/3/2023	1/15/2049	A	500,000	500,000
Total						17,555,000

Tax Revenue 2.83%
NYC TFA - Future Tax	3.400%	1/3/2023	5/1/2034	AAA	1,740,000	1,740,000
NYC TFA - Future Tax	3.650%	1/3/2023	2/1/2045	AAA	36,890,000	36,890,000
NYC TFA - Future Tax	3.650%	1/3/2023	2/1/2045	AAA	15,620,000	15,620,000
Total						54,250,000

Utilities 1.85%
Appling Co Dev - GA Power	3.950%	1/3/2023	9/1/2041	BBB+	27,200,000	27,200,000
NYC Muni Water	3.630%	1/3/2023	6/15/2045	AA+	8,190,000	8,190,000
Total						35,390,000
Total Short-Term Investments (cost $187,760,000)						187,760,000
Total Investments in Securities 99.22% (cost $1,962,536,908)						1,902,431,632
Other Assets and Liabilities – Net 0.78%						14,976,414
Net Assets 100.00%						$1,917,408,046

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
COPS	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
FHA	Insured by - Federal Housing Administration.
FHLMC	Insured by - Federal Home Loan Mortgage Corporation.
FNMA	Insured by - Federal National Mortgage Association.
GNMA	Insured by - Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by - Department of Housing and Urban Development.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
SONYMA	State of New York Mortgage Agency.
YoY	Year on Year Inflation Rates.

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(concluded)

SHORT DURATION TAX FREE FUND December 31, 2022

#	Variable rate security. The interest rate represents the rate in effect at December 31, 2022.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2022, the total value of Rule 144A securities was $35,713,071, which represents 1.86% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	This investment has been rated by Fitch IBCA.
(d)	Defaulted (non-income producing security).
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$145,037,389	$1,270,935	$146,308,324
Education	–	19,068,595	15,002,082	34,070,677
Remaining Industries	–	1,534,292,631	–	1,534,292,631
Short-Term Investments
Variable Rate Demand Notes	–	187,760,000	–	187,760,000
Total	$–	$1,886,158,615	$16,273,017	$1,902,431,632

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2022	$28,124,780
Accrued Discounts (Premiums)	(5,399)
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	79,719
Purchases	–
Sales	–
Transfers into Level 3(a)	1,274,394
Transfers out of Level 3(a)	(13,200,477)
Balance as of December 31, 2022	$16,273,017
Change in unrealized appreciation/depreciation for the period ended December 31, 2022, related to Level 3 investments held at December 31, 2022	$79,719

(a)	The fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.94%

MUNICIPAL BONDS 98.94%

Corporate-Backed 10.81%
Allegheny County Industrial Development Authority - US Steel Corporation PA	4.875%		11/1/2024	BB-	$4,300,000	$4,312,738
Arizona Industrial Development Authority AZ	3.625%		5/20/2033	BBB	14,162,675	13,762,000
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	41,055,000	40,579,694
Build NYC Resource Corp. - Pratt Paper NY Inc. NY AMT†	4.50%		1/1/2025	NR	2,060,000	2,078,035
Build NYC Resource Corp. - Pratt Paper NY Inc. NY AMT†	5.00%		1/1/2035	NR	550,000	556,225
California Municipal Finance Authority - Waste Mgmt Inc CA AMT	2.40%	#(a)	10/1/2044	A-	9,850,000	8,791,193
California Municipal Finance Authority - Waste Mgmt Inc CA AMT	3.50%	#	10/1/2045	A-	7,500,000	7,493,247
California Municipal Finance Authority - Waste Mgmt Inc CA AMT	4.125%	#(a)	10/1/2041	NR	7,250,000	7,235,681
California Pollution Control Financing Authority - Waste Mgmt Inc CA AMT	3.00%		11/1/2025	A-	9,850,000	9,499,712
Chandler Industrial Development Authority - Intel Corporation AZ AMT	5.00%	#(a)	9/1/2052	A1	11,000,000	11,483,625
City of Granite City - Waste Mgmt Of Il Inc IL AMT	1.25%		5/1/2027	A-	5,485,000	4,722,787
City of Henderson - Pratt Paper LLC KY AMT†	3.70%		1/1/2032	NR	8,700,000	8,295,321
City of Henderson - Pratt Paper LLC KY AMT†	4.45%		1/1/2042	NR	1,500,000	1,368,638
City of Houston Airport System Revenue - United Airlines Inc TX AMT	4.00%		7/1/2041	B-	2,450,000	2,084,110
City of Houston Airport System Revenue - United Airlines Inc TX AMT	4.00%		7/15/2041	B-	5,700,000	4,847,777
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/1/2029	Ba3	2,295,000	2,300,866
City of Valparaiso - Pratt Paper Llc IN AMT	6.75%		1/1/2034	NR	5,000,000	5,122,066
City of Valparaiso - Pratt Paper LLC IN AMT	5.875%		1/1/2024	NR	220,000	222,526
County of Nez Perce - Potlatchdeltic Corp ID	2.75%		10/1/2024	BBB-	10,500,000	10,324,221

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
County of Warren - International Paper Co MS	2.90%	#(a)	9/1/2032	BBB	$7,500,000	$7,462,316
Development Authority of Burke County - Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2040	BBB+	3,750,000	3,545,513
Development Authority of Rockdale County - Pratt Paper LLC GA AMT†	4.00%		1/1/2038	NR	5,205,000	4,721,959
Downtown Doral South Community Development District FL†	4.25%		12/15/2028	NR	250,000	243,104
Downtown Doral South Community Development District FL†	4.75%		12/15/2038	NR	625,000	591,914
Florida Development Finance Corp. - Waste Pro Usa Inc FL AMT†	5.00%		5/1/2029	NR	2,640,000	2,456,467
Greater Orlando Aviation Authority - Jetblue Airways Corp FL	5.00%		11/15/2026	NR	2,980,000	2,982,750
Hoover Industrial Development Board - US Steel Corporation AL AMT	6.375%	#(a)	11/1/2050	BB-	8,525,000	9,456,128
Indiana Finance Authority - Ohio Valley Electric Corp IN	2.50%		11/1/2030	Baa3	1,000,000	853,845
Indiana Finance Authority - Ohio Valley Electric Corp IN	3.00%		11/1/2030	Baa3	3,000,000	2,658,567
Indiana Finance Authority - Ohio Valley Electric Corp IN	3.00%		11/1/2030	Baa3	9,850,000	8,728,961
Indiana Finance Authority - US Steel Corporation IN	4.125%		12/1/2026	BB-	1,625,000	1,589,100
Indiana Finance Authority - US Steel Corporation IN AMT	6.75%		5/1/2039	BB-	1,500,000	1,691,940
Indianapolis Local Public Improvement Bond Bank IN AMT	5.00%		1/1/2026	A1	9,425,000	9,714,809
Indianapolis Local Public Improvement Bond Bank IN AMT	5.00%		1/1/2027	A1	8,300,000	8,538,129
Industrial Development Authority of the County of Yavapai - Waste Mgmt Inc AZ AMT	1.30%		6/1/2027	A-	4,650,000	4,001,794
Industrial Pollution Control Financing Authority of Gloucester County - Logan Generating Co LP NJ AMT	5.00%		12/1/2024	NR	735,000	746,154
Iowa Finance Authority - Howmet Aerospace Inc IA	4.75%		8/1/2042	BB+	1,250,000	1,176,958
Iowa Finance Authority - Iowa Fertilizer Co LLC IA	4.00%	#(a)	12/1/2050	BBB-	11,050,000	10,594,770

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority - Westlake Chemical Corp LA	3.50%		11/1/2032	BBB	$14,525,000	$13,578,984
Maricopa County Industrial Development Authority - Commercial Metals Co AZ AMT†	4.00%		10/15/2047	BB+	2,000,000	1,624,509
Maricopa County Pollution Control Corp. - Southern Ca Edison Co AZ	2.40%		6/1/2035	A-	7,500,000	5,710,738
Maryland Economic Development Corp. MD(b)	5.00%		12/1/2016	NR	2,570,000	1,542,000
Massachusetts Development Finance Agency - Waste Mgmt of Ma Inc MA AMT†	1.25%		5/1/2027	A-	3,250,000	2,798,370
Matagorda County Navigation District No. 1 - Aep Texas Inc TX	2.60%		11/1/2029	A-	6,800,000	6,054,207
Matagorda County Navigation District No. 1 - Aep Texas Inc TX	4.00%		6/1/2030	A-	8,000,000	8,000,331
Matagorda County Navigation District No. 1 - Aep Texas Inc TX (AMBAC)	4.40%		5/1/2030	A-	3,500,000	3,600,133
Michigan Strategic Fund - Graphic Packaging Intl MI AMT	4.00%	#(a)	10/1/2061	BB	4,640,000	4,481,612
Michigan Strategic Fund - Waste Mgmt of Mi Inc MI	0.58%	#(a)	8/1/2027	A-	3,000,000	2,814,440
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	10,000,000	9,640,263
Mississippi Business Finance Corp. - Enviva Inc MS AMT	7.75%	#(a)	7/15/2047	B1	9,200,000	9,270,428
New Hampshire Business Finance Authority - Covanta Holding Corp NH AMT†	3.75%	#(a)	7/1/2045	B	1,970,000	1,572,488
New Hampshire Business Finance Authority - Covanta Holding Corp NH AMT†	4.00%		11/1/2027	B	4,225,000	4,028,178
New Hampshire Business Finance Authority - New York St Elec & Gas NH AMT	4.00%		12/1/2028	A-	2,500,000	2,545,315
New Hampshire Business Finance Authority NH	4.125%		1/20/2034	BBB	4,789,438	4,647,023
New Jersey Economic Development Authority - United Airlines Inc NJ	5.25%		9/15/2029	Ba3	17,395,000	17,310,899
New Jersey Economic Development Authority - United Airlines Inc NJ	5.50%		6/1/2033	Ba3	1,500,000	1,506,456
New Jersey Economic Development Authority NJ	5.00%		6/15/2030	A3	2,000,000	2,201,324

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
New Jersey Economic Development Authority NJ	5.00%		6/15/2033	A3	$2,000,000	$2,107,215
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	3,500,000	3,501,212
New York Liberty Development Corp. - 3 World Trade Center LLC NY†	5.15%		11/15/2034	NR	1,875,000	1,816,649
New York Liberty Development Corp. - 3 World Trade Center LLC NY†	7.25%		11/15/2044	NR	1,920,000	1,929,675
New York Liberty Development Corp. NY	2.50%		11/15/2036	A+	2,500,000	1,941,846
New York State Energy Research & Development Authority NY	3.50%		10/1/2029	A-	8,200,000	8,111,354
New York State Environmental Facilities Corp. - Casella Waste Systems Inc NY AMT	2.75%	#(a)	9/1/2050	B+	2,900,000	2,732,986
New York State Environmental Facilities Corp. - Casella Waste Systems Inc NY AMT†	2.875%	#(a)	12/1/2044	B+	2,000,000	1,729,602
New York Transportation Development Corp. - American Airlines Inc NY AMT	5.00%		8/1/2026	B-	2,455,000	2,454,909
New York Transportation Development Corp. - American Airlines Inc NY AMT	5.25%		8/1/2031	B-	1,990,000	1,999,943
New York Transportation Development Corp. - American Airlines Inc NY AMT	5.375%		8/1/2036	B-	1,850,000	1,829,739
Niagara Area Development Corp. - Covanta Holding Corp NY†	3.50%		11/1/2024	B1	4,650,000	4,529,543
Niagara Area Development Corp. - Covanta Holding Corp NY AMT†	4.75%		11/1/2042	B1	5,500,000	4,889,727	(c)
Ohio Air Quality Development Authority - American Electric Pwr Co OH	1.90%	#(a)	5/1/2026	BBB+	3,285,000	3,150,023
Ohio Air Quality Development Authority - American Electric Pwr Co OH	2.40%	#(a)	12/1/2038	BBB+	4,500,000	3,979,263
Ohio Air Quality Development Authority - American Electric Pwr Co OH AMT	2.50%	#(a)	11/1/2042	BBB+	5,800,000	5,143,557
Ohio Air Quality Development Authority - American Electric Pwr Co OH AMT	2.60%	#(a)	6/1/2041	BBB+	19,250,000	17,182,280
Ohio Air Quality Development Authority - Pratt Paper Oh Inc OH AMT†	3.75%		1/15/2028	NR	1,180,000	1,154,039
Ohio Air Quality Development Authority - Pratt Paper Oh Inc OH AMT†	4.25%		1/15/2038	NR	4,955,000	4,595,197
Ohio Air Quality Development Authority OH	3.25%		9/1/2029	Baa3	1,500,000	1,377,529
Parish of St. James - Nustar Logistics Lp LA†	5.85%	#(a)	8/1/2041	BB-	1,000,000	1,024,019

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Parish of St. James - Nustar Logistics Lp LA†	6.10%	#(a)	6/1/2038	BB-	$2,860,000	$3,041,712
Parish of St. James - Nustar Logistics Lp LA†	6.10%	#(a)	12/1/2040	BB-	4,500,000	4,785,911
Parish of St. John the Baptist - Marathon Oil Corporation LA	2.125%	#(a)	6/1/2037	BBB-	6,850,000	6,640,772
Parish of St. John the Baptist - Marathon Oil Corporation LA	2.20%	#(a)	6/1/2037	BBB-	6,000,000	5,527,568
Parish of St. John the Baptist - Marathon Oil Corporation LA	2.375%	#(a)	6/1/2037	BBB-	12,480,000	11,547,955
Pennsylvania Economic Development Financing Authority - Consol Energy Inc PA AMT†	9.00%	#(a)	4/1/2051	B	2,375,000	2,695,155
Pennsylvania Economic Development Financing Authority - Covanta Holding Corp PA AMT†	3.25%		8/1/2039	B	1,035,000	773,597
Pennsylvania Economic Development Financing Authority - Procter & Gamble Company PA	5.375%		3/1/2031	AA-	1,365,000	1,558,109
Pennsylvania Economic Development Financing Authority - Waste Mgmt Inc PA AMT	0.58%	#(a)	8/1/2037	A-	5,500,000	5,159,807
Phenix City Industrial Development Board - Westrock Coated Baord LLC AL AMT	4.125%		5/15/2035	BBB	1,500,000	1,463,715
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	2.75%		1/1/2036	NR	3,125,000	2,224,391
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	2.875%		1/1/2041	NR	2,420,000	1,590,629
Public Finance Authority - Ameream LLC WI†	5.00%		12/1/2027	NR	5,820,000	5,083,741	(c)
Public Finance Authority - Ameream LLC WI†	6.75%		12/1/2042	NR	5,000,000	4,133,699	(c)
Public Finance Authority - Celanese Us Holdings LLC WI AMT	5.00%		12/1/2025	BBB-	6,500,000	6,520,620
Public Finance Authority - Sky Harbour Cap Oblg WI AMT	4.00%		7/1/2036	NR	5,000,000	4,118,289
Public Finance Authority - Sky Harbour Cap Oblg WI AMT	4.00%		7/1/2041	NR	2,500,000	1,901,619
Public Finance Authority - TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	7,650,000	7,390,400
Public Finance Authority - TRIPS Obligated Group WI AMT	5.25%		7/1/2028	BBB+	3,750,000	3,751,077
Public Finance Authority - Waste Mgmt Inc WI AMT	1.10%	#(a)	7/1/2029	A-	8,000,000	7,102,594

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Salem County Pollution Control Financing Authority - Chambers Cogeneration LP NJ AMT	5.00%		12/1/2023	NR	$2,045,000	$2,070,779
Selma Industrial Development Board - International Paper Co AL	2.00%	#(a)	11/1/2033	BBB	1,000,000	962,745
Sumter County Industrial Development Authority - Enviva Inc AL AMT	6.00%	#(a)	7/15/2052	B+	15,000,000	13,648,321
Tuscaloosa County Industrial Development Authority - Hunt Refining Company AL†	5.25%		5/1/2044	NR	3,950,000	3,475,089
Vermont Economic Development Authority - Casella Waste Systems Inc VT AMT†	5.00%	#(a)	6/1/2052	B+	5,500,000	5,471,848
Virginia Small Business Financing Authority - Covanta Holding Corp VA AMT†	5.00%	#(a)	1/1/2048	B	440,000	416,379
West Pace Cooperative District AL(b)	9.125%		5/1/2039	NR	4,900,000	3,724,000	(c)
Total						523,724,166

Education 6.65%
California Community Choice Financing Authority CA	4.00%	#(a)	5/1/2053	A1	10,000,000	9,953,188
California Community Choice Financing Authority CA	4.581% (SOFR * .67 + 1.70%	)#	5/1/2053	A1	10,000,000	10,001,388	(c)
California Municipal Finance Authority - Biola University CA	5.00%		10/1/2028	Baa1	420,000	426,174
California Municipal Finance Authority - Biola University CA	5.00%		10/1/2030	Baa1	430,000	436,321
California School Finance Authority - Aspire Public Schools Obl CA†	5.00%		8/1/2036	NR	125,000	132,326
California School Finance Authority - Aspire Public Schools Obl CA†	5.00%		8/1/2036	BBB	1,475,000	1,493,705
California School Finance Authority - Green Dot Public Schs Obg CA†	5.00%		8/1/2045	BBB-	1,805,000	1,807,116
California State University CA	0.55%	#(a)	11/1/2049	Aa2	6,750,000	5,912,858
Capital Trust Agency, Inc. - Renaissance Chtr Sch 2019 FL†	5.00%		6/15/2039	NR	2,160,000	1,984,776
Chicago Board of Education IL GO	5.00%		12/1/2034	BB	3,000,000	3,033,406
Chicago Board of Education IL GO	5.00%		12/1/2036	BB	9,000,000	9,039,365
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	5.125%		8/15/2030	NR	3,500,000	3,506,156
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	5.75%		8/15/2038	NR	1,405,000	1,419,470

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Connecticut State Health & Educational Facilities Authority - Quinnipiac University CT	5.00%	7/1/2033	A-	$8,230,000	$8,555,238
County of Frederick - Mount St Mary’S Univ MD†	5.00%	9/1/2027	BB+	2,000,000	2,006,997
County of Frederick - Mount St Mary’S Univ MD†	5.00%	9/1/2032	BB+	2,400,000	2,363,748
County of Lincoln - Augustana College Assn SD	4.00%	8/1/2041	BBB-	500,000	424,724
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%	11/1/2027	Ba3	2,000,000	2,018,543
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%	11/1/2037	Ba3	1,500,000	1,439,206
Dutchess County Local Development Corp. - Bard College NY†	5.00%	7/1/2040	BB+	1,150,000	1,109,701
Dutchess County Local Development Corp. - Bard College NY†	5.00%	7/1/2045	BB+	2,000,000	1,869,385
Gloversville Enlarged School District NY GO	4.25%	6/27/2023	NR	14,450,000	14,523,967
Illinois Finance Authority - Illinois Inst of Tech IL	4.00%	9/1/2035	Baa3	2,600,000	2,362,378
Illinois Finance Authority - Illinois Inst of Tech IL	5.00%	9/1/2030	Baa3	625,000	647,591
Illinois Finance Authority - Illinois Inst of Tech IL	5.00%	9/1/2031	Baa3	1,100,000	1,136,027
Illinois Finance Authority - Illinois Inst of Tech IL	5.00%	9/1/2032	Baa3	1,000,000	1,028,759
Illinois Finance Authority - Illinois Inst of Tech IL	5.00%	9/1/2033	Baa3	1,000,000	1,024,227
Illinois Finance Authority - Illinois Inst of Tech IL	5.00%	9/1/2034	Baa3	3,720,000	3,791,719
Illinois Finance Authority - Illinois Inst of Tech IL	5.00%	9/1/2036	Baa3	3,225,000	3,248,772
Illinois Finance Authority - Noble Network Charter Sch IL	5.00%	9/1/2025	BBB	940,000	952,862
Illinois Finance Authority - University Of Chicago IL	5.00%	10/1/2030	Aa2	8,000,000	8,263,068
Indiana Finance Authority - Ohio Valley Electric Corp IN	4.25%	11/1/2030	Baa3	16,300,000	15,762,884
Lake Cook Kane & McHenry Counties Community Unit School District 220 Barrington IL GO	3.00%	12/1/2032	AAA	6,310,000	6,115,228

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Massachusetts Development Finance Agency - Emerson College MA	5.00%		1/1/2026	BBB+	$5,135,000	$5,274,932
Massachusetts Development Finance Agency - Emerson College MA	5.00%		1/1/2027	BBB+	2,700,000	2,772,748
Massachusetts Development Finance Agency - Emerson College MA	5.00%		1/1/2028	BBB+	1,810,000	1,856,785
Massachusetts Development Finance Agency - Emmanuel College MA	5.00%		10/1/2032	Baa2	5,000,000	5,111,200
Massachusetts Development Finance Agency - Northeastern University MA	5.00%		10/1/2035	A1	2,000,000	2,313,544
Massachusetts Development Finance Agency - Northeastern University MA	5.00%		10/1/2036	A1	1,500,000	1,723,819
Massachusetts Development Finance Agency - Northeastern University MA	5.00%		10/1/2037	A1	1,340,000	1,527,034
Massachusetts Development Finance Agency - Northeastern University MA	5.00%		10/1/2038	A1	2,250,000	2,552,484
Miami-Dade County Educational Facilities Authority - University Of Miami FL (AMBAC)	5.25%		4/1/2028	A2	5,000,000	5,477,272
New York State Dormitory Authority - Icahn Sch of Med Mt Sinai NY	5.00%		7/1/2026	A-	5,000,000	5,235,517
New York State Dormitory Authority - Icahn Sch of Med Mt Sinai NY	5.00%		7/1/2027	A-	10,000,000	10,445,035
New York State Dormitory Authority - Montefiore Obligated Grp NY	4.00%		9/1/2039	BBB-	2,300,000	2,001,620
New York State Dormitory Authority - Pace University NY	5.00%		5/1/2023	BBB-	980,000	982,744
New York State Dormitory Authority - Pace University NY	5.00%		5/1/2026	BBB-	980,000	982,360
New York State Dormitory Authority - Yeshiva University NY	5.00%		7/15/2031	BBB-	2,705,000	2,884,605
New York State Dormitory Authority - Yeshiva University NY	5.00%		7/15/2037	BBB-	11,000,000	11,343,650
New York State Dormitory Authority NY (AGM)	5.00%		10/1/2031	NR	10,000	11,218
New York State Dormitory Authority NY (AGM)	5.00%		10/1/2031	Aa3	5,360,000	5,942,512
Ohio Air Quality Development Authority - Duke Energy Corp OH	4.00%	#(a)	9/1/2030	BBB	4,100,000	4,088,604
Ohio Air Quality Development Authority - Duke Energy Corp OH AMT	4.25%	#(a)	11/1/2039	BBB	10,500,000	10,483,457

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Orange & Ulster Counties Board Coop Educational Services Sole Supervisory Dist NY	3.75%		7/21/2023	NR	$13,455,000	$13,457,979
Pennsylvania State University PA	5.00%		9/1/2037	Aa1	2,545,000	2,787,908
Private Colleges & Universities Authority - Savannah Clg Art/Design GA	5.00%		4/1/2029	A2	1,500,000	1,538,495
Private Colleges & Universities Authority - Savannah Clg Art/Design GA	5.00%		4/1/2031	A2	1,360,000	1,394,903
State of Nevada Department of Business & Industry - Somerset Acad Nlv Bldg 1 NV†	4.50%		12/15/2029	BB	525,000	519,131
State of Nevada Department of Business & Industry - Somerset Acad Nlv Bldg 1 NV†	5.00%		12/15/2038	BB	1,000,000	970,835
Town of Davie - Nova Southeastern Univ FL	5.00%		4/1/2037	A-	5,000,000	5,124,302
Town of Davie - Nova Southeastern Univ FL	5.00%		4/1/2038	A-	2,500,000	2,555,390
Troy Capital Resource Corp. - Rensselaer Polytech Inst NY	5.00%		8/1/2024	A3	1,000,000	1,025,361
Troy Capital Resource Corp. - Rensselaer Polytech Inst NY	5.00%		8/1/2025	A3	2,630,000	2,735,453
Troy Capital Resource Corp. - Rensselaer Polytech Inst NY	5.00%		8/1/2026	A3	1,000,000	1,045,019
Troy Capital Resource Corp. - Rensselaer Polytech Inst NY	5.00%		8/1/2027	A3	1,600,000	1,671,733
University of California CA	4.00%		5/15/2038	AA-	7,500,000	7,561,154
University of California CA	4.00%		5/15/2040	AA	10,000,000	10,013,208
University of Connecticut CT	5.00%		4/15/2031	AA-	8,605,000	9,491,954
University of Connecticut CT	5.00%		11/1/2032	AA-	3,740,000	4,149,384
University of Connecticut CT	5.00%		4/15/2035	AA-	5,350,000	5,827,766
University of Houston TX	2.00%		2/15/2032	AA	6,095,000	5,250,679
University of Houston TX	5.00%		2/15/2029	AA	10,280,000	10,968,327
University of Illinois IL (AGM)	4.00%		4/1/2033	AA	4,905,000	4,966,386
University of Illinois IL (AGM)	4.00%		4/1/2034	AA	5,100,000	5,101,214
University of North Carolina at Wilmington NC	5.00%		6/1/2023	A1	2,435,000	2,454,838
University of North Carolina at Wilmington NC	5.00%		6/1/2024	A1	2,560,000	2,631,458
Wayne State University MI	4.00%		11/15/2034	Aa3	3,900,000	3,966,651
West Virginia Economic Development Authority - Wheeling Power Co WV AMT	3.00%	#(a)	6/1/2037	A-	4,200,000	3,986,056
Total						321,997,997

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Financial Services 0.16%
Berks County Industrial Development Authority - Tower Health Oblig Group PA	4.00%		11/1/2031	BB-	$2,280,000	$1,688,840
Berks County Industrial Development Authority - Tower Health Oblig Group PA	5.00%		11/1/2030	BB-	1,315,000	1,092,846
Massachusetts Educational Financing Authority MA AMT	3.625%		7/1/2034	AA	415,000	401,441
New Jersey Higher Education Student Assistance Authority NJ AMT	3.75%		12/1/2030	AAA	1,485,000	1,462,411
New Jersey Higher Education Student Assistance Authority NJ AMT	4.00%		12/1/2032	AAA	1,695,000	1,692,856
New Jersey Higher Education Student Assistance Authority NJ AMT	4.00%		12/1/2034	AAA	1,520,000	1,519,225
Total						7,857,619

General Obligation 17.34%
California Community Choice Financing Authority CA(d)	5.00%	#(a)	12/1/2053	A2	11,335,000	11,818,772
Chabot-Las Positas Community College District CA GO	3.00%		8/1/2038	AA	2,500,000	2,153,561
Chabot-Las Positas Community College District CA GO	5.00%		8/1/2023	AA	3,000,000	3,039,037
Chicago Board of Education IL GO	4.00%		12/1/2037	BB	14,000,000	12,491,037
Chicago Board of Education IL GO	5.00%		12/1/2029	BB	8,000,000	8,217,598
Chicago Board of Education IL GO	5.00%		12/1/2029	BB	3,000,000	3,066,598
Chicago Board of Education IL GO	5.00%		12/1/2031	BB	1,500,000	1,530,896
Chicago Board of Education IL GO	5.00%		12/1/2032	BB	4,845,000	4,936,738
Chicago Board of Education IL GO	5.00%		12/1/2033	BB	900,000	914,668
Chicago Board of Education IL GO	5.00%		12/1/2034	BB	475,000	479,967
Chicago Board of Education IL GO	5.00%		12/1/2034	BB	3,750,000	3,801,371
Chicago Board of Education IL GO	5.00%		12/1/2035	BB	450,000	453,213
Chicago Board of Education IL GO	5.00%		12/1/2039	BB	2,340,000	2,311,321
Chicago Board of Education IL GO	5.00%		12/1/2046	BB	7,500,000	7,142,143
Chicago Board of Education IL GO†	6.75%		12/1/2030	BB	5,000,000	5,534,990
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2027	AA	2,860,000	2,998,938
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2029	AA	4,220,000	4,448,315
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2030	AA	2,500,000	2,627,772
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2032	AA	1,250,000	1,308,858
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2035	AA	3,000,000	3,081,779
City of Chicago IL GO	4.00%		1/1/2035	BBB+	7,925,000	7,451,874
City of Chicago IL GO	4.00%		1/1/2036	BBB+	8,195,000	7,602,504

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
City of Chicago IL GO	5.00%	1/1/2024	BBB+	$15,000,000	$15,162,778
City of Chicago IL GO	5.00%	1/1/2025	BBB+	7,000,000	7,137,271
City of Chicago IL GO	5.00%	1/1/2028	BBB+	19,000,000	19,806,069
City of Chicago IL GO	5.00%	1/1/2029	BBB+	3,750,000	3,932,575
City of Chicago IL GO	5.00%	1/1/2031	BBB+	2,210,000	2,251,711
City of Chicago IL GO	5.00%	1/1/2032	BBB+	3,000,000	3,180,561
City of Chicago IL GO	5.125%	1/1/2027	BBB+	3,100,000	3,158,917
City of Chicago IL GO	5.25%	1/1/2028	BBB+	3,845,000	3,928,408
City of Chicago IL GO	5.25%	1/1/2029	BBB+	2,025,000	2,066,377
City of Chicago IL GO	5.50%	1/1/2037	BBB+	1,250,000	1,269,034
City of Chicago IL GO	5.50%	1/1/2049	BBB+	3,750,000	3,814,979
City of Chicago IL GO	5.625%	1/1/2030	BBB+	1,835,000	1,924,304
City of Chicago IL GO	5.75%	1/1/2033	BBB+	7,000,000	7,329,435
City of Chicago IL GO	6.00%	1/1/2038	BBB+	15,890,000	16,769,758
City of Houston TX GO	5.00%	3/1/2024	AA	2,000,000	2,050,855
City of Lubbock TX GO	5.00%	2/15/2026	AA+	11,810,000	12,365,715
City of New Orleans LA GO	4.00%	10/1/2032	A+	2,580,000	2,681,598
City of New Orleans LA GO	4.00%	10/1/2033	A+	2,680,000	2,763,663
City of New York NY GO	5.00%	8/1/2025	AA	12,000,000	12,135,500
City of New York NY GO	5.00%	8/1/2032	AA	1,750,000	1,960,433
City of New York NY GO	5.00%	8/1/2033	AA	7,030,000	7,620,992
City of New York NY GO	5.00%	10/1/2033	Aa2	1,250,000	1,463,552
City of New York NY GO	5.00%	9/1/2035	AA	10,000,000	11,350,173
City of New York NY GO	5.00%	10/1/2036	Aa2	1,250,000	1,402,034
City of New York NY GO	5.00%	4/1/2037	AA	10,000,000	10,701,570
City of New York NY GO	5.00%	12/1/2037	AA	7,500,000	7,936,744
City of Newark NJ GO	3.75%	2/17/2023	NR	10,223,000	10,221,302
City of Ocean City NJ GO	4.50%	10/17/2023	NR	12,010,000	12,135,309
City of Philadelphia PA GO	5.00%	2/1/2030	A	2,750,000	3,018,380
City of Philadelphia PA GO	5.00%	2/1/2031	A	2,500,000	2,742,684
City of Philadelphia PA GO	5.00%	2/1/2032	A	1,750,000	1,915,633
City of Philadelphia PA GO	5.00%	2/1/2033	A	2,500,000	2,728,968
Clark County School District NV GO (AGM)	4.00%	6/15/2036	AA	1,250,000	1,268,929
Commonwealth of Pennsylvania PA GO	5.00%	1/15/2028	Aa3	10,000,000	10,851,712
Commonwealth of Puerto Rico PR GO	Zero Coupon	7/1/2024	NR	1,098,853	1,018,886
Commonwealth of Puerto Rico PR GO	Zero Coupon	7/1/2033	NR	1,727,569	936,715
Commonwealth of Puerto Rico PR GO	Zero Coupon	11/1/2043	NR	6,356,031	2,788,709

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Commonwealth of Puerto Rico PR GO	4.00%		7/1/2033	NR	$6,342,423	$5,512,924
Commonwealth of Puerto Rico PR GO	4.00%		7/1/2035	NR	11,206,659	9,458,050
Commonwealth of Puerto Rico PR GO	4.00%		7/1/2037	NR	3,035,632	2,491,116
Commonwealth of Puerto Rico PR GO	4.00%		7/1/2041	NR	5,000,000	3,929,226
Commonwealth of Puerto Rico PR GO	4.00%		7/1/2046	NR	1,917,657	1,443,547
Commonwealth of Puerto Rico PR GO	5.25%		7/1/2023	NR	749,622	749,729
Commonwealth of Puerto Rico PR GO	5.375%		7/1/2025	NR	6,625,085	6,679,649
Commonwealth of Puerto Rico PR GO	5.625%		7/1/2027	NR	6,481,543	6,611,633
Commonwealth of Puerto Rico PR GO	5.625%		7/1/2029	NR	5,309,508	5,441,566
Commonwealth of Puerto Rico PR GO	5.75%		7/1/2031	NR	1,415,665	1,466,695
County of Howard MD GO	3.00%		8/15/2037	AAA	2,255,000	2,014,448
County of Lake IL GO	3.50%		11/30/2031	AAA	1,825,000	1,844,937
County of Luzerne PA GO (AGM)	5.00%		11/15/2023	AA	2,500,000	2,540,958
County of Luzerne PA GO (AGM)	5.00%		11/15/2024	AA	4,000,000	4,145,038
County of Miami-Dade FL GO	5.00%		7/1/2038	AA	4,830,000	5,209,918
County of Nassau NY GO (AGM)	4.00%		4/1/2034	AA	3,130,000	3,229,442
County of Nassau NY GO (AGM)	4.00%		4/1/2035	AA	2,415,000	2,455,057
County of Nassau NY GO (AGM)	4.00%		4/1/2036	AA	4,030,000	4,058,965
County of Nassau NY GO (AGM)	4.00%		4/1/2037	AA	4,680,000	4,666,595
County of Nassau NY GO (AGM)	5.00%		1/1/2026	AA	10,000,000	10,677,495
County of Suffolk NY GO (BAM)	2.00%		6/15/2033	AA	7,555,000	6,214,646
County of Travis TX GO	5.00%		3/1/2033	AAA	10,000,000	11,226,488
Fort Bend Independent School District TX GO (PSF)	0.875%	#(a)	8/1/2050	AAA	5,520,000	5,158,310
Fresno Unified School District CA NPF GO (NPFGC)(FGIC)	5.25%		2/1/2024	A+	3,285,000	3,362,001
Illinois Finance Authority IL	4.00%		12/1/2036	AAA	2,650,000	2,726,305
Illinois Finance Authority IL	4.00%		12/1/2038	AAA	6,415,000	6,492,650
Illinois Finance Authority IL	4.00%		12/1/2039	AAA	2,000,000	2,012,920
Kane County Community Unit School District No. 304 Geneva IL GO	5.00%		1/1/2028	AA+	1,125,000	1,214,210
Kane County Community Unit School District No. 304 Geneva IL GO	5.00%		1/1/2029	AA+	2,200,000	2,372,449
Kane County Community Unit School District No. 304 Geneva IL GO	5.00%		1/1/2030	AA+	1,400,000	1,509,303
Main Street Natural Gas, Inc. GA	4.00%	#(a)	4/1/2048	Aa1	5,000,000	4,998,745
Metropolitan Water Reclamation District of Greater Chicago IL GO	5.00%		12/1/2027	AA+	4,600,000	4,972,863

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Metropolitan Water Reclamation District of Greater Chicago IL GO	5.00%		12/1/2028	AA+	$6,715,000	$7,246,377
New Caney Independent School District TX GO (PSF)	1.25%	#(a)	2/15/2050	AAA	4,550,000	4,392,372
New Jersey Economic Development Authority NJ	5.00%		3/1/2027	NR	6,545,000	6,564,058
New York State Dormitory Authority NY	4.00%		3/15/2037	AA+	5,195,000	5,144,017
New York State Dormitory Authority NY (AGM)	5.00%		10/1/2023	AA	2,500,000	2,539,710
New York State Dormitory Authority NY (BAM)	5.00%		10/1/2032	AA	3,500,000	4,033,082
New York State Dormitory Authority NY (BAM)	5.00%		10/1/2035	AA	5,000,000	5,608,696
Northside Independent School District TX GO GTD (PSF)	1.60%	#(a)	8/1/2049	AAA	8,050,000	7,796,918
Pennsylvania Economic Development Financing Authority PA AMT	5.25%		6/30/2035	Baa2	5,250,000	5,594,517
Pennsylvania Economic Development Financing Authority PA AMT	5.25%		6/30/2036	Baa2	5,000,000	5,260,810
Pennsylvania Economic Development Financing Authority PA AMT	5.50%		6/30/2037	Baa2	2,725,000	2,891,201
Pennsylvania Economic Development Financing Authority PA AMT	5.50%		6/30/2038	Baa2	3,350,000	3,533,404
Perris Union High School District CA GO (AGM)	4.00%		9/1/2037	AA	2,000,000	2,036,347
Perris Union High School District CA GO (AGM)	4.00%		9/1/2039	AA	5,050,000	5,056,537
Public Finance Authority - Ameream LLC WI†	7.00%		12/1/2050	NR	4,000,000	3,297,994	(c)
Reedy Creek Improvement District FL GO	4.00%		6/1/2031	AA-	2,240,000	2,306,255
School District of Philadelphia PA GO	5.00%		9/1/2026	A1	500,000	532,881
School District of Philadelphia PA GO	5.00%		9/1/2027	A1	600,000	646,629
School District of Philadelphia PA GO	5.00%		9/1/2028	A1	500,000	546,364
State of California CA GO	3.00%		10/1/2033	Aa2	8,250,000	7,874,268
State of California CA GO	3.00%		11/1/2034	Aa2	5,900,000	5,535,392
State of California CA GO	5.00%		10/1/2027	Aa2	10,000,000	10,049,122
State of California CA GO	5.00%		9/1/2035	Aa2	14,000,000	16,203,083
State of Connecticut CT GO	4.00%		1/15/2034	AA-	7,230,000	7,531,791
State of Connecticut CT GO	4.00%		1/15/2035	AA-	5,900,000	6,119,969

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
State of Connecticut CT GO	4.00%	4/15/2037	AA-	$1,825,000	$1,833,606
State of Connecticut CT GO	4.00%	6/15/2037	AA-	775,000	778,233
State of Connecticut CT GO	5.00%	6/15/2032	AA-	2,000,000	2,209,514
State of Connecticut CT GO	5.00%	6/15/2034	AA-	1,100,000	1,207,790
State of Connecticut CT GO	5.00%	6/15/2035	AA-	1,125,000	1,225,562
State of Connecticut CT GO	5.00%	4/15/2036	AA-	1,150,000	1,247,797
State of Hawaii Harbor System Revenue HI AMT	4.00%	7/1/2035	Aa3	3,025,000	3,060,214
State of Illinois IL GO	4.00%	10/1/2033	BBB+	10,500,000	9,834,355
State of Illinois IL GO	4.00%	10/1/2034	BBB+	5,000,000	4,643,836
State of Illinois IL GO	4.00%	12/1/2034	BBB+	9,500,000	8,808,210
State of Illinois IL GO	4.00%	10/1/2035	BBB+	5,000,000	4,599,260
State of Illinois IL GO	4.00%	3/1/2038	BBB+	1,125,000	1,005,266
State of Illinois IL GO	4.00%	3/1/2039	BBB+	2,100,000	1,851,922
State of Illinois IL GO	5.00%	8/1/2023	BBB+	5,350,000	5,390,575
State of Illinois IL GO	5.00%	11/1/2027	BBB+	5,000,000	5,137,918
State of Illinois IL GO	5.00%	2/1/2028	BBB+	13,620,000	14,003,212
State of Illinois IL GO	5.00%	3/1/2028	BBB+	6,500,000	6,723,324
State of Illinois IL GO	5.00%	10/1/2029	BBB+	10,000,000	10,340,183
State of Illinois IL GO	5.00%	11/1/2029	BBB+	2,800,000	2,856,405
State of Illinois IL GO	5.00%	3/1/2032	BBB+	3,450,000	3,528,641
State of Illinois IL GO	5.00%	10/1/2032	BBB+	6,300,000	6,390,525
State of Illinois IL GO	5.00%	11/1/2032	BBB+	9,200,000	9,288,583
State of Illinois IL GO	5.00%	3/1/2033	BBB+	5,000,000	5,088,492
State of Illinois IL GO	5.00%	10/1/2033	BBB+	5,000,000	5,059,305
State of Illinois IL GO	5.00%	12/1/2033	BBB+	4,500,000	4,574,208
State of Illinois IL GO	5.00%	3/1/2034	BBB+	9,715,000	9,857,376
State of Illinois IL GO	5.00%	5/1/2036	BBB+	1,765,000	1,774,296
State of Illinois IL GO	5.25%	5/1/2023	BBB+	5,000,000	5,025,890
State of Illinois IL GO	5.25%	7/1/2030	BBB+	5,430,000	5,451,981
State of Illinois IL GO	5.25%	2/1/2034	BBB+	3,295,000	3,311,082
State of Illinois IL GO	5.25%	10/1/2036	BBB+	12,500,000	12,820,100
State of Illinois IL GO	5.50%	5/1/2030	BBB+	6,395,000	6,798,073
State of Illinois IL GO	5.50%	7/1/2038	BBB+	5,000,000	5,011,728
State of Illinois IL GO	5.50%	5/1/2039	BBB+	11,000,000	11,359,726
State of Louisiana LA GO	5.00%	5/1/2028	Aa2	11,180,000	11,745,304
State of Maryland MD GO	5.00%	3/1/2033	Aaa	10,035,000	11,733,680
State of New Jersey NJ GO	2.00%	6/1/2027	A2	7,635,000	7,197,028

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
State of New Jersey NJ GO	2.00%		6/1/2029	A2	$5,000,000	$4,551,158
State of New Jersey NJ GO	4.00%		6/1/2032	A2	5,695,000	6,070,357
State of New Jersey NJ GO	5.00%		6/1/2029	A2	5,000,000	5,461,933
State Public School Building Authority PA (AGM)	5.00%		6/1/2030	AA	5,000,000	5,281,782
State Public School Building Authority PA (AGM)	5.00%		6/1/2031	AA	5,000,000	5,279,908
Town of Oyster Bay NY GO (AGM)	2.00%		3/1/2030	AA	2,125,000	1,918,744
Town of Oyster Bay NY GO (AGM)	2.00%		3/1/2031	AA	2,040,000	1,808,938
Village of Romeoville IL GO	4.00%		12/30/2036	Aa2	4,725,000	4,803,511
Village of Romeoville IL GO	4.00%		12/30/2037	Aa2	3,800,000	3,804,218
Village of Schaumburg IL GO	3.00%		12/1/2027	AAA	7,060,000	7,004,143
Village of Schaumburg IL GO	3.00%		12/1/2031	AAA	1,300,000	1,293,384
Village of Skokie IL GO	3.00%		12/1/2029	Aa2	1,080,000	1,076,366
Total						839,561,497

Health Care 11.59%
Allegheny County Hospital Development Authority - Upmc Obligated Group PA	4.00%		7/15/2038	A	4,950,000	4,783,484
Allegheny County Hospital Development Authority PA	5.00%		4/1/2031	A	16,000,000	17,227,355
Antelope Valley Healthcare District CA	5.00%		3/1/2031	BBB	7,000,000	7,141,633
Berks County Industrial Development Authority - Tower Health Oblig Group PA	5.00%		11/1/2036	BB-	1,835,000	1,385,754
Berks County Industrial Development Authority - Tower Health Oblig Group PA	5.00%		11/1/2037	BB-	5,075,000	3,761,579
Berks County Municipal Authority - Tower Health Oblig Group PA	5.00%	#(a)	2/1/2040	BB-	6,000,000	5,389,999
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.25%		12/1/2035	BB	3,000,000	3,041,861
Bucks County Industrial Development Authority - Grand View Hosp Oblig Grp PA	5.00%		7/1/2030	BB	2,075,000	2,138,147
Bucks County Industrial Development Authority - Grand View Hosp Oblig Grp PA	5.00%		7/1/2031	BB	1,150,000	1,178,852
Bucks County Industrial Development Authority - Grand View Hosp Oblig Grp PA	5.00%		7/1/2032	BB	1,000,000	1,013,255
California Health Facilities Financing Authority - Cedars-Sinai Med Ctr Oblg CA	5.00%		11/15/2026	Aa3	5,000,000	5,328,213
California Health Facilities Financing Authority - Commonspirit Hlth Oblig CA	4.00%		4/1/2035	A-	3,065,000	3,060,304
California Health Facilities Financing Authority - Commonspirit Hlth Oblig CA	4.00%		4/1/2036	A-	5,000,000	4,925,501

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
California Health Facilities Financing Authority - Lucile S Packard Chld Hsp CA	5.00%	8/15/2032	A+	$1,250,000	$1,326,489
California Health Facilities Financing Authority - Sutter Health Oblig Group CA	5.00%	11/15/2032	A1	2,000,000	2,169,109
California Health Facilities Financing Authority - Sutter Health Oblig Group CA	5.00%	11/15/2033	A1	2,450,000	2,639,778
California Health Facilities Financing Authority - Sutter Health Oblig Group CA	5.00%	11/15/2034	A1	3,350,000	3,576,952
California Municipal Finance Authority - Eisenhower Medical Center CA	5.00%	7/1/2029	Baa2	1,000,000	1,059,290
California Municipal Finance Authority - Eisenhower Medical Center CA	5.00%	7/1/2031	Baa2	1,900,000	2,002,226
California Municipal Finance Authority - Eisenhower Medical Center CA	5.00%	7/1/2033	Baa2	1,000,000	1,046,855
California Statewide Communities Development Authority - Loma Linda Univ Med OBL CA†	5.00%	12/1/2033	BB	1,000,000	1,015,757
California Statewide Communities Development Authority - Loma Linda Univ Med OBL CA†	5.25%	12/1/2038	BB	1,500,000	1,521,122
Camden County Improvement Authority - Cooper Hlth Sys Oblig Grp NJ	5.00%	2/15/2023	A-	3,000,000	3,004,444
Camden County Improvement Authority - Cooper Hlth Sys Oblig Grp NJ	5.00%	2/15/2024	A-	3,730,000	3,792,180
Camden County Improvement Authority - Cooper Hlth Sys Oblig Grp NJ	5.00%	2/15/2025	A-	1,250,000	1,265,289
Camden County Improvement Authority - Cooper Hlth Sys Oblig Grp NJ	5.00%	2/15/2027	A-	1,000,000	1,008,823
City of Atlantic Beach - Naval Cont Care Ret Oblig FL	5.00%	11/15/2028	BBB	2,020,000	2,027,673
City of Blaine - Crest View Obligated Grp MN	5.125%	7/1/2025	NR	770,000	500,500
City of South Miami Health Facilities Authority, Inc. - Baptist Hlth South Fl OBL FL	5.00%	8/15/2026	AA-	3,000,000	3,185,565
City of South Miami Health Facilities Authority, Inc. - Baptist Hlth South Fl OBL FL	5.00%	8/15/2027	AA-	3,620,000	3,892,474
City of South Miami Health Facilities Authority, Inc. - Baptist Hlth South Fl OBL FL	5.00%	8/15/2028	AA-	2,625,000	2,839,602
City of Tampa - H. Lee Moffitt Cancer OBL FL	4.00%	7/1/2038	A2	4,755,000	4,674,594

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Clarke County Hospital Authority - Piedmont Hlthcr Oblig Grp GA	5.00%		7/1/2029	AA-	$7,090,000	$7,547,076
Clarke County Hospital Authority - Piedmont Hlthcr Oblig Grp GA	5.00%		7/1/2030	AA-	4,500,000	4,747,816
Colorado Health Facilities Authority - Commonspirit Hlth Oblig CO	4.00%		8/1/2039	A-	2,500,000	2,276,804
Colorado Health Facilities Authority - Commonspirit Hlth Oblig CO	5.00%		8/1/2031	A-	3,000,000	3,196,416
Colorado Health Facilities Authority - Intermountain Hlthcr Oblg CO	5.00%	#(a)	5/15/2062	AA+	10,255,000	11,349,195
Connecticut State Health & Educational Facilities Authority - Griffin Health Oblig Grp CT†	5.00%		7/1/2034	BB+	225,000	222,113
Connecticut State Health & Educational Facilities Authority - Griffin Health Oblig Grp CT†	5.00%		7/1/2039	BB+	1,000,000	948,574
Connecticut State Health & Educational Facilities Authority - Nuvance Health Oblig Grp CT	4.00%		7/1/2034	BBB+	1,750,000	1,704,443
Connecticut State Health & Educational Facilities Authority - Nuvance Health Oblig Grp CT	4.00%		7/1/2035	BBB+	2,500,000	2,379,478
Connecticut State Health & Educational Facilities Authority - Nuvance Health Oblig Grp CT	5.00%		7/1/2028	BBB+	5,000,000	5,316,712
Connecticut State Health & Educational Facilities Authority - Nuvance Health Oblig Grp CT	5.00%		7/1/2029	BBB+	5,250,000	5,634,431
Connecticut State Health & Educational Facilities Authority - Yale-New Haven Hlth Oblig CT	1.80%	#(a)	7/1/2049	AA-	5,000,000	4,839,716
County of Cuyahoga - The Metrohealth System OH	5.00%		2/15/2037	BBB	5,000,000	5,118,835
County of Lehigh - Lehigh Vy Hlth Netwrk Obg PA	5.00%		7/1/2029	A+	4,345,000	4,752,235
County of Montgomery - Premier Hlth Partners OBL OH	4.00%		11/15/2039	Baa1	6,000,000	5,523,513
County of Muskingum - Genesis Hlthcare Oblig Gp OH	5.00%		2/15/2033	BB+	10,500,000	10,502,319
County of Washington - Marietta Area Hlthcr Oblg OH	5.50%		12/1/2027	NR	10,560,000	10,495,862
County of Washington - Marietta Area Hlthcr Oblg OH	6.375%		12/1/2037	NR	10,000,000	10,009,164	(c)

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Crawford County Hospital Authority - Meadville Med Ctr Oblig PA	6.00%		6/1/2036	NR	$3,830,000	$3,961,872
District of Columbia - Children’S Natl Med Oblig DC	5.00%		7/15/2026	A1	1,700,000	1,793,063
District of Columbia - Children’S Natl Med Oblig DC	5.00%		7/15/2034	A1	5,000,000	5,171,035
Florida Development Finance Corp. - Lakeland Regl Hlth Olig FL	4.00%		11/15/2034	A2	4,000,000	4,007,790
Florida Development Finance Corp. - Lakeland Regl Hlth Olig FL	4.00%		11/15/2035	A2	5,530,000	5,456,135
Florida Development Finance Corp. - Lakeland Regl Hlth Olig FL	4.00%		11/15/2036	A2	3,700,000	3,598,614
Florida Development Finance Corp. - Lakeland Regl Hlth Olig FL	4.00%		11/15/2038	A2	2,265,000	2,137,652
Florida Development Finance Corp. - Lakeland Regl Hlth Olig FL	4.00%		11/15/2039	A2	2,000,000	1,873,781
Franklin County Industrial Development Authority - Menno-Haven Inc Oblig Grp PA	5.00%		12/1/2031	NR	1,000,000	914,256
Franklin County Industrial Development Authority - Menno-Haven Inc Oblig Grp PA	5.00%		12/1/2033	NR	1,000,000	896,299
Gainesville & Hall County Hospital Authority - Northeast Ga Hlth Sys Grp GA	5.00%		2/15/2033	A	9,630,000	10,372,638
Geisinger Authority - Geisinger Hlth Sys Oblig PA	5.00%	#(a)	4/1/2043	AA-	7,300,000	8,011,017
Glendale Industrial Development Authority - Beatitudes Campus Oblig AZ	5.00%		11/15/2036	NR	1,500,000	1,352,189
Greeneville Health & Educational Facilities Board - Ballad Health Oblig Group TN	5.00%		7/1/2035	A-	3,300,000	3,432,686
Greeneville Health & Educational Facilities Board - Ballad Health Oblig Group TN	5.00%		7/1/2036	A-	3,000,000	3,106,862
Greeneville Health & Educational Facilities Board - Ballad Health Oblig Group TN	5.00%		7/1/2037	A-	10,000,000	10,308,863
Harris County Cultural Education Facilities Finance Corp. - Brazos Presbyterian Oblig TX	4.00%		1/1/2023	BB+	255,000	255,000
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Hlth Obl TX	5.00%	#(a)	6/1/2050	A+	5,000,000	5,464,191
Harris County Cultural Education Facilities Finance Corp. TX	6.375%		1/1/2033	BB+	1,385,000	1,386,163
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple Univ Hlth Obl Grp PA	5.00%		7/1/2030	BBB	4,775,000	4,960,254

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple Univ Hlth Obl Grp PA	5.00%	7/1/2032	BBB	$4,055,000	$4,201,976
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple Univ Hlth Obl Grp PA	5.00%	7/1/2033	BBB	4,870,000	5,031,205
Housing & Redevelopment Authority of The City of St. Paul Minnesota - Fairview Hlth Svcs Oblig MN	5.00%	11/15/2023	NR	3,735,000	3,794,972
Housing & Redevelopment Authority of The City of St. Paul Minnesota - Fairview Hlth Svcs Oblig MN	5.00%	11/15/2024	NR	4,500,000	4,667,573
Illinois Finance Authority - Ascension Hlth Credit Grp IL	4.00%	2/15/2033	AA+	5,000,000	5,073,002
Illinois Finance Authority - Northshore Edward-Elmhrst IL	5.00%	8/15/2033	AA-	1,250,000	1,408,088
Illinois Finance Authority - Nwstrn Mem Hlthcr Oblig IL	5.00%	7/15/2029	AA+	1,000,000	1,099,588
Illinois Finance Authority - Plymouth Place Obl Group IL	5.00%	5/15/2030	BB+	1,690,000	1,773,281
Illinois Finance Authority - Silver Cross Hosp Oblig IL	5.00%	8/15/2035	A3	4,500,000	4,589,520
Industrial Development Authority of the County of Pima - La Posada Park Centre Obl AZ†	5.125%	11/15/2029	NR	3,000,000	2,997,232
Karnes County Hospital District TX	5.00%	2/1/2024	A	730,000	736,794
Karnes County Hospital District TX	5.00%	2/1/2034	A	1,000,000	1,010,489
Kentucky Economic Development Finance Authority - Masonic Homes of Ky Oblig KY	5.375%	11/15/2032	NR	1,185,000	1,087,313
Kentucky Economic Development Finance Authority - Owensboro Health Inc Oblg KY	5.00%	6/1/2029	Baa2	4,235,000	4,450,014
Kentucky Economic Development Finance Authority - Owensboro Health Inc Oblg KY	5.00%	6/1/2032	Baa2	6,000,000	6,263,557
Kirkwood Industrial Development Authority - Ashfield Active Lvg Oblig MO	5.25%	5/15/2037	BB-	2,000,000	1,808,521
Lee Memorial Health System Obl FL	5.00%	4/1/2036	A+	4,535,000	4,794,103
Maricopa County Industrial Development Authority - Honorhealth Oblig Group AZ	5.00%	9/1/2033	A2	500,000	542,913
Maricopa County Industrial Development Authority - Honorhealth Oblig Group AZ	5.00%	9/1/2034	A2	1,000,000	1,075,351

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Maricopa County Industrial Development Authority - Honorhealth Oblig Group AZ	5.00%	9/1/2035	A2	$1,000,000	$1,064,119
Maricopa County Industrial Development Authority - Honorhealth Oblig Group AZ	5.00%	9/1/2036	A2	1,800,000	1,897,901
Massachusetts Development Finance Agency - Beth Israel Lahey Obl Grp MA	5.00%	7/1/2034	A	1,000,000	1,078,644
Massachusetts Development Finance Agency - Beth Israel Lahey Obl Grp MA	5.00%	7/1/2036	A	2,000,000	2,132,715
Massachusetts Development Finance Agency - Mass General Brigham Inc MA	5.00%	7/1/2030	AA-	9,660,000	10,616,862
Massachusetts Development Finance Agency - Wellforce MA	4.00%	7/1/2035	BBB+	2,000,000	1,964,650
Massachusetts Development Finance Agency - Wellforce Obligated Group MA	4.00%	7/1/2037	BBB+	3,930,000	3,718,950
Massachusetts Development Finance Agency - Wellforce Obligated Group MA	5.00%	7/1/2038	BBB+	1,000,000	1,015,555
Massachusetts Development Finance Agency - Wellforce Obligated Group MA	5.00%	7/1/2039	BBB+	2,250,000	2,274,808
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd - Vanderbilt Univ Med Ctr TN	5.00%	7/1/2031	A	1,300,000	1,374,559
Miami Beach Health Facilities Authority - Mt Sinai Medical Center FL	5.00%	11/15/2030	Baa1	1,500,000	1,532,334
Michigan Finance Authority - Trinity Hlth Corp Oblig MI	5.00%	12/1/2034	AA-	5,000,000	5,415,573
Michigan Finance Authority - Trinity Hlth Corp Oblig MI	5.00%	12/1/2035	AA-	5,000,000	5,398,797
Monroeville Finance Authority - Upmc Obligated Group PA	5.00%	2/15/2028	A	1,600,000	1,750,376
Montgomery County Higher Education & Health Authority - Thomas Jefferson Univ Obl PA	4.00%	9/1/2036	A	1,350,000	1,311,434
Montgomery County Higher Education & Health Authority - Thomas Jefferson Univ Obl PA	4.00%	9/1/2038	A	2,250,000	2,136,192
Montgomery County Industrial Development Authority - Albert Einstein Hlthcr Ob PA	5.00%	1/15/2024	NR	4,000,000	4,081,813
Montgomery County Industrial Development Authority - Albert Einstein Hlthcr Ob PA	5.25%	1/15/2026	NR	2,000,000	2,091,892
Montgomery County Industrial Development Authority - Albert Einstein Hlthcr Ob PA	5.25%	1/15/2028	NR	3,000,000	3,137,837

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Montgomery County Industrial Development Authority - Whitemarsh Cont Care Obl PA	5.00%	1/1/2030	NR	$2,000,000	$1,956,186
Moon Industrial Development Authority - Baptist Homes Society Obl PA	5.125%	7/1/2025	NR	2,895,000	2,808,619
New Hope Cultural Education Facilities Finance Corp. - Children’S Hlth Sys Oblig TX	5.00%	8/15/2026	Aa3	2,000,000	2,144,916
New Jersey Health Care Facilities Financing Authority - Hackensack Merdn Hlth Ob NJ	5.00%	7/1/2028	AA-	5,500,000	5,986,946
New Jersey Health Care Facilities Financing Authority - St Joseph’S Hlthcr Oblig NJ	5.00%	7/1/2028	BBB-	1,300,000	1,343,073
New Jersey Health Care Facilities Financing Authority - St Joseph’S Hlthcr Oblig NJ	5.00%	7/1/2029	BBB-	1,605,000	1,656,295
New Jersey Health Care Facilities Financing Authority - St Joseph’S Hlthcr Oblig NJ	5.00%	7/1/2030	BBB-	1,100,000	1,134,912
New Jersey Health Care Facilities Financing Authority - St Joseph’S Hlthcr Oblig NJ	5.00%	7/1/2031	BBB-	1,110,000	1,144,408
New Jersey Health Care Facilities Financing Authority - University Hospital NJ (AGM)	5.00%	7/1/2028	AA	2,000,000	2,086,813
New Jersey Health Care Facilities Financing Authority - Valley Hlth Sys Oblig Grp NJ	4.00%	7/1/2036	A	1,000,000	1,000,820
New Jersey Health Care Facilities Financing Authority - Valley Hlth Sys Oblig Grp NJ	4.00%	7/1/2037	A	1,000,000	993,324
New Jersey Health Care Facilities Financing Authority - Valley Hlth Sys Oblig Grp NJ	5.00%	7/1/2029	A	1,000,000	1,088,860
New York City Health & Hospitals Corp. NY	5.00%	2/15/2023	Aa3	4,000,000	4,007,825
New York State Dormitory Authority - Catholic Hlth Sys Oblig NY	4.00%	7/1/2037	B-	1,100,000	777,959
New York State Dormitory Authority - Catholic Hlth Sys Oblig NY	4.00%	7/1/2039	B-	1,000,000	692,545
New York State Dormitory Authority - Catholic Hlth Sys Oblig NY	4.00%	7/1/2040	B-	850,000	580,606
New York State Dormitory Authority - Catholic Hlth Sys Oblig NY	5.00%	7/1/2036	B-	1,945,000	1,594,266
New York State Dormitory Authority - Garnet Hlth Med Ctr Oblig NY†	5.00%	12/1/2026	BBB-	1,500,000	1,538,675
New York State Dormitory Authority - Garnet Hlth Med Ctr Oblig NY†	5.00%	12/1/2029	BBB-	2,700,000	2,761,649
New York State Dormitory Authority - Garnet Hlth Med Ctr Oblig NY†	5.00%	12/1/2030	BBB-	1,100,000	1,125,307

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority - Garnet Hlth Med Ctr Oblig NY†	5.00%		12/1/2031	BBB-	$1,600,000	$1,637,028
New York State Dormitory Authority - Montefiore Obligated Group NY	4.00%		8/1/2036	BBB-	1,780,000	1,593,131
New York State Dormitory Authority - Montefiore Obligated Group NY	4.00%		8/1/2038	BBB-	4,000,000	3,506,480
New York State Dormitory Authority - Montefiore Obligated Grp NY	4.00%		9/1/2036	BBB-	1,555,000	1,390,076
New York State Dormitory Authority - Montefiore Obligated Grp NY	4.00%		8/1/2037	BBB-	650,000	574,598
New York State Dormitory Authority - Montefiore Obligated Grp NY	4.00%		9/1/2038	BBB-	2,940,000	2,576,185
New York State Dormitory Authority - Montefiore Obligated Grp NY	4.00%		9/1/2040	BBB-	3,150,000	2,718,202
Norfolk Economic Development Authority - Sentara Hlthcr Oblig Gp VA	5.00%	#(a)	11/1/2048	AA	11,245,000	12,327,869
North Carolina Medical Care Commission - Southminster Inc Obl Grp NC	5.00%		10/1/2031	NR	1,750,000	1,701,585
Oklahoma Development Finance Authority - Ou Medicine Obligated Grp OK	5.00%		8/15/2033	BB-	2,045,000	1,977,031
Oklahoma Development Finance Authority - Ou Medicine Obligated Grp OK	5.00%		8/15/2038	BB-	2,645,000	2,376,260
Oklahoma Development Finance Authority - Ou Medicine Obligated Grp OK	5.25%		8/15/2043	BB-	6,710,000	6,167,177
Oneida County Local Development Corp. - Mohawk Valley Hlth Obl NY (AGM)	4.00%		12/1/2035	AA	1,000,000	978,330
Oneida County Local Development Corp. - Mohawk Valley Hlth Obl NY (AGM)	4.00%		12/1/2036	AA	1,250,000	1,195,954
Oneida County Local Development Corp. - Mohawk Valley Hlth Obl NY (AGM)	4.00%		12/1/2037	AA	2,210,000	2,100,620
Palomar Health CA	5.00%		11/1/2036	BBB	2,980,000	3,035,798
Paulding County Hospital Authority - Wellstar Hlth Sys GA	4.00%		4/1/2041	A+	1,375,000	1,289,335
Paulding County Hospital Authority - Wellstar Hlth Sys GA	5.00%		4/1/2042	A+	2,400,000	2,460,381
Public Finance Authority - Proton Intl Alabama LLC WI†	6.85%		10/1/2047	NR	1,410,000	1,100,386
Rhode Island Health & Educational Building Corp. - Care New England Hlth Obl RI	5.00%		9/1/2031	B+	5,000,000	4,868,854

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Salem Hospital Facility Authority Oblig Group OR	5.00%		5/15/2029	A+	$3,275,000	$3,555,117
Salem Hospital Facility Authority Oblig Group OR	5.00%		5/15/2030	A+	4,660,000	5,056,629
Southeastern Ohio Port Authority - Marietta Area Hlthcr Oblg OH	5.00%		12/1/2035	B+	3,850,000	3,743,126
Southeastern Ohio Port Authority - Marietta Area Hlthcr Oblg OH	5.50%		12/1/2029	B+	750,000	761,435
State of Ohio - Univ Hosp Hlth Sys Obl Gp OH	4.00%		1/15/2037	A	1,900,000	1,834,295
State of Ohio - Univ Hosp Hlth Sys Obl Gp OH	5.00%		1/15/2036	A	3,295,000	3,478,779
Tarrant County Cultural Education Facilities Finance Corp. - Baylor Scott & White Oblg TX	5.00%	#(a)	11/15/2052	Aa3	4,000,000	4,437,934
Tarrant County Cultural Education Facilities Finance Corp. - Christus Health Obl Group TX	5.00%	#(a)	7/1/2053	A1	7,750,000	8,530,691
Tulsa County Industrial Authority - Montereau Obligated Group OK	5.25%		11/15/2037	BBB-	1,250,000	1,252,041
University of California CA	5.00%		5/15/2034	AA-	12,250,000	13,347,066
Washington Health Care Facilities Authority - Providence St Joseph Obl WA	4.00%	#(a)	10/1/2042	A+	24,690,000	25,354,442
Washington State Housing Finance Commission - Spokane United Method Hms WA†	6.00%		1/1/2024	NR	245,000	248,294
West Virginia Hospital Finance Authority - Wv United Hlth Sys Oblig WV	4.00%		6/1/2030	A	5,500,000	5,544,135
West Virginia Hospital Finance Authority - Wv United Hlth Sys Oblig WV	4.00%		6/1/2035	A	1,570,000	1,548,211
Wisconsin Health & Educational Facilities Authority - Amer Baptist Homes Oblig WI	5.00%		8/1/2032	NR	1,375,000	1,235,049
Wisconsin Health & Educational Facilities Authority - Amer Baptist Homes Oblig WI	5.00%		8/1/2037	NR	1,500,000	1,264,975
Total						561,541,727

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing 1.62%
California Housing Finance Agency CA	3.25%	8/20/2036	BBB	$7,377,387	$6,383,029
California Housing Finance Agency CA	3.50%	11/20/2035	BBB+	5,700,256	5,159,507
California Housing Finance Agency CA	4.00%	3/20/2033	BBB+	4,523,833	4,369,906
California Housing Finance Agency CA	4.25%	1/15/2035	BBB+	4,275,469	4,136,216
California Municipal Finance Authority - Park Western Housing LP CA (FNMA)	2.65%	8/1/2036	AAA	4,334,804	3,553,024
California Statewide Communities Development Authority - Chf-Irvine LLC CA	5.00%	5/15/2026	Baa1	1,000,000	1,037,193
California Statewide Communities Development Authority - Chf-Irvine LLC CA	5.00%	5/15/2027	Baa1	750,000	777,415
CSCDA Community Improvement Authority CA†	3.00%	6/1/2047	NR	5,000,000	3,673,184
Florida Housing Finance Corp. FL (GNMA/FNMA/FHLMC)	3.00%	1/1/2052	AAA	3,800,000	3,695,842
Florida Housing Finance Corp. FL (GNMA/FNMA/FHLMC)	3.00%	7/1/2052	AAA	5,070,000	4,910,010
Industrial Development Authority of the City of Phoenix - Downtown Phoenix Std Hsg AZ	5.00%	7/1/2032	Baa3	1,080,000	1,106,013
Maryland Community Development Administration MD	3.00%	9/1/2039	Aa1	10,000,000	8,587,258
Missouri Housing Development Commission MO (GNMA/FNMA/FHLMC)	3.25%	11/1/2052	AA+	2,940,000	2,866,365
Missouri Housing Development Commission MO (GNMA/FNMA/FHLMC)	4.25%	5/1/2047	AA+	1,510,000	1,523,307
New York City Housing Development Corp. NY	2.10%	11/1/2036	AA+	5,725,000	4,243,220
North Dakota Housing Finance Agency ND	3.00%	7/1/2052	Aa1	7,110,000	6,837,306
State of California CA GO	5.00%	11/1/2031	Aa2	10,000,000	11,099,462
Washington State Housing Finance Commission WA	3.50%	12/20/2035	BBB+	4,885,886	4,307,842
Total					78,266,099

Lease Obligations 4.78%
California State Public Works Board CA	5.00%	6/1/2023	Aa3	3,000,000	3,026,527
California State Public Works Board CA	5.00%	5/1/2034	Aa3	9,525,000	11,217,060
County of Cuyahoga OH COPS	5.00%	12/1/2023	AA-	5,640,000	5,729,938
Hudson Yards Infrastructure Corp. NY	5.00%	2/15/2029	Aa2	3,500,000	3,821,780
Illinois Sports Facilities Authority IL (AGM)	5.00%	6/15/2027	AA	3,000,000	3,060,232
Indiana Finance Authority IN	5.25%	2/1/2029	AA+	2,500,000	2,639,579
Louisiana Public Facilities Authority LA	5.00%	6/1/2023	Aa3	3,200,000	3,225,026

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
Michigan State Building Authority MI	5.00%		4/15/2034	Aa2	$6,525,000	$6,855,239
Michigan State Building Authority MI	5.00%		4/15/2036	Aa2	3,000,000	3,288,352
New Jersey Economic Development Authority NJ	4.00%		6/15/2034	A3	500,000	501,872
New Jersey Economic Development Authority NJ	4.00%		6/15/2035	A3	400,000	395,413
New Jersey Economic Development Authority NJ	4.00%		11/1/2037	A3	3,000,000	2,848,099
New Jersey Economic Development Authority NJ	4.00%		11/1/2038	A3	3,000,000	2,808,029
New Jersey Economic Development Authority NJ	5.00%		6/15/2025	A3	5,085,000	5,298,771
New Jersey Economic Development Authority NJ	5.00%		3/1/2027	BBB+	355,000	355,978
New Jersey Economic Development Authority NJ	5.00%		6/15/2033	A3	7,215,000	7,718,757
New Jersey Economic Development Authority NJ	5.00%		11/1/2033	A3	3,845,000	4,143,464
New Jersey Economic Development Authority NJ	5.00%		6/15/2034	A3	3,000,000	3,145,418
New Jersey Economic Development Authority NJ	5.00%		6/15/2034	A3	13,645,000	14,505,732
New Jersey Economic Development Authority NJ	5.00%		6/15/2035	A3	4,925,000	5,044,571
New Jersey Economic Development Authority NJ	5.00%		6/15/2035	A3	1,000,000	1,042,483
New Jersey Economic Development Authority NJ	5.00%		6/15/2036	A3	1,320,000	1,376,137
New Jersey Economic Development Authority NJ	5.00%		6/15/2042	A3	1,400,000	1,423,332
New Jersey Economic Development Authority NJ†	5.25%		9/1/2027	BBB+	24,555,000	26,528,215
New Jersey Economic Development Authority NJ	5.25%		6/15/2032	A3	2,865,000	3,042,260
New Jersey Economic Development Authority NJ	5.26% (MUNIPSA * 1 + 1.60%	)#	3/1/2028	A3	5,000,000	5,000,046
New Jersey Economic Development Authority NJ	5.50%		6/15/2029	A3	3,500,000	3,894,297
New Jersey Transportation Trust Fund Authority NJ	3.25%		6/15/2039	A3	2,000,000	1,680,951

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Transportation Trust Fund Authority NJ	4.00%		6/15/2035	A3	$3,750,000	$3,707,000
New Jersey Transportation Trust Fund Authority NJ	4.00%		6/15/2036	A3	2,770,000	2,698,906
New Jersey Transportation Trust Fund Authority NJ	5.00%		6/15/2030	A+	3,000,000	3,158,199
New Jersey Transportation Trust Fund Authority NJ	5.00%		6/15/2031	A+	2,400,000	2,520,884
New Jersey Transportation Trust Fund Authority NJ	5.00%		6/15/2031	A3	8,000,000	8,631,326
New Jersey Transportation Trust Fund Authority NJ	5.00%		6/15/2033	A3	1,425,000	1,524,495
New Jersey Transportation Trust Fund Authority NJ	5.00%		12/15/2033	A3	35,410,000	37,830,351
New Jersey Transportation Trust Fund Authority NJ	5.00%		12/15/2034	A3	8,995,000	9,533,716
New York City Educational Construction Fund NY	4.00%		4/1/2036	AA-	2,335,000	2,353,366
New York City Educational Construction Fund NY	4.00%		4/1/2037	AA-	6,070,000	6,055,740
New York City Transitional Finance Authority Building Aid Revenue NY	5.00%		7/15/2035	AA	10,000,000	10,548,294
Redevelopment Authority of the City of Philadelphia PA	5.00%		4/15/2028	A	4,380,000	4,583,183
School Board of Miami-Dade County FL GO	4.00%		3/15/2034	AA-	4,535,000	4,687,659
Total						231,450,677

Other Revenue 3.53%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2049	A1	12,675,000	12,538,712
Brooklyn Arena Local Development Corp. - Brooklyn Events Ctr LLC NY	5.00%		7/15/2042	Ba1	7,600,000	7,226,941
Brooklyn Arena Local Development Corp. - Brooklyn Events Ctr LLC NY (AGM)	4.00%		7/15/2029	AA	1,500,000	1,546,960
Cleveland-Cuyahoga County Port Authority - Playhouse Square Fdtn OH	5.00%		12/1/2033	BB+	2,000,000	2,017,207
Cleveland-Cuyahoga County Port Authority - Playhouse Square Fdtn OH	5.25%		12/1/2038	BB+	1,650,000	1,665,758
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	6.00%		8/15/2038	NR	13,970,000	14,232,105

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Commonwealth of Puerto Rico PR	5.068%	#	11/1/2051	NR	$17,586,280	$7,715,980
Duval County Public Schools FL COPS (AGM)	5.00%		7/1/2034	A+	2,000,000	2,250,985
Duval County Public Schools FL COPS (AGM)	5.00%		7/1/2035	NR	3,750,000	4,182,439
Florence Town, Inc. Industrial Development Authority - Legacy Tradtnl Sch Oblig AZ†	5.75%		7/1/2033	BB+	3,000,000	3,039,317
Illinois Finance Authority - Field Museum Natural Hist IL	4.21% (SOFR * .70 + 1.20%	)#	11/1/2034	A	10,350,000	10,329,850
Industrial Development Authority of the City of Phoenix - Basis Schools Inc Oblig AZ†	5.00%		7/1/2035	BB	2,350,000	2,326,335
Industrial Development Authority of the County of Pima - Edkey Obligated Group AZ†	5.00%		7/1/2035	NR	5,000,000	4,867,655
Lower Alabama Gas District AL	4.00%	#(a)	12/1/2050	A2	30,995,000	30,758,279
Lower Alabama Gas District AL	5.00%		9/1/2027	A2	5,000,000	5,221,044
Maricopa County Industrial Development Authority - Paragon Management Inc AZ†	5.00%		7/1/2036	BB+	2,500,000	2,478,220
Maricopa County Industrial Development Authority AZ†	5.00%		7/1/2039	BB+	2,055,000	1,950,928
Maryland Economic Development Corp. MD(b)	5.00%		12/1/2016	NR	700,000	420,000
M-S-R Energy Authority CA	6.125%		11/1/2029	BBB+	3,380,000	3,742,262
SA Energy Acquisition Public Facility Corp. TX	5.50%		8/1/2023	A2	9,365,000	9,435,753
St. Louis Municipal Finance Corp. MO (AGM)	5.00%		10/1/2040	AA	1,750,000	1,836,220
State of Connecticut Clean Water Fund-State Revolving Fund CT	4.00%		2/1/2038	AAA	3,000,000	3,053,563
State of Hawaii Department of Budget & Finance HI AMT	3.25%		1/1/2025	Baa1	5,000,000	4,940,829
Triborough Bridge & Tunnel Authority NY	5.00%		11/15/2028	AA+	4,285,000	4,829,554
Triborough Bridge & Tunnel Authority NY	5.00%		11/15/2032	AA+	14,810,000	17,513,943
Trust for Cultural Resources of The City of New York - Lincoln Ctr Perform Arts NY	5.00%		12/1/2031	A	1,250,000	1,422,406
Washington State Convention Center Public Facilities District WA	4.00%		7/1/2031	NR	10,180,000	9,330,776
Total						170,874,021

Pre-Refunded 0.00%
New York State Dormitory Authority NY	4.00%		2/15/2034	NR	15,000	15,828

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax 2.08%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%	5/1/2032	Ba3	$1,250,000	$1,244,807
Allentown Neighborhood Improvement Zone Development Authority PA†	5.375%	5/1/2042	NR	5,500,000	5,296,639
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%	5/1/2042	NR	1,910,000	1,909,944
Atlanta Urban Redevelopment Agency GA†	2.375%	7/1/2026	NR	415,000	391,154
Atlanta Urban Redevelopment Agency GA†	2.875%	7/1/2031	NR	965,000	842,227
Atlanta Urban Redevelopment Agency GA†	3.625%	7/1/2042	NR	1,880,000	1,546,098
Emeryville Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	9/1/2024	AA	1,950,000	2,016,782
Emeryville Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	9/1/2025	AA	2,650,000	2,749,666
Industrial Development Authority of the City of St. Louis Missouri MO	4.375%	11/15/2035	NR	3,955,000	3,185,310
Miami World Center Community Development District FL	4.75%	11/1/2027	NR	750,000	754,772
Mida Mountain Village Public Infrastructure District UT†	4.50%	8/1/2040	NR	1,250,000	1,107,214
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2033	AA	1,750,000	1,637,660
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2034	AA	1,000,000	923,301
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AGM)	4.00%	1/1/2032	AA	1,000,000	1,047,189
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AGM)	5.00%	1/1/2031	AA	1,250,000	1,411,368
New York City Industrial Development Agency - Yankee Stadium LLLC NY (AGM)	3.00%	3/1/2036	AA	5,500,000	4,836,447
Orange County Community Facilities District CA Special Tax	5.00%	8/15/2033	NR	1,370,000	1,411,158
Orange County Community Facilities District CA Special Tax	5.00%	8/15/2035	NR	975,000	999,252
Peninsula Town Center Community Development Authority VA†	4.50%	9/1/2028	NR	545,000	510,948	(c)
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2037	NR	875,000	813,061	(c)
Pittsburg Successor Agency Redevelopment Agency CA Tax Allocation (AGM)	5.00%	9/1/2025	AA	3,500,000	3,666,078
Plaza Metropolitan District No. 1 CO Tax Allocation†	4.50%	12/1/2030	NR	4,300,000	4,087,894
River Islands Public Financing Authority CA Special Tax	4.00%	9/1/2051	NR	990,000	828,478	(c)

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
River Islands Public Financing Authority CA Special Tax (AGM)	5.00%		9/1/2042	AA	$4,000,000	$4,307,390
State of Connecticut Special Tax Revenue CT	4.00%		9/1/2034	AA	8,075,000	8,233,858
State of Connecticut Special Tax Revenue CT	5.00%		10/1/2030	AA	9,000,000	10,049,155
State of Connecticut Special Tax Revenue CT	5.00%		1/1/2032	AA	14,375,000	15,818,450
Sterling Ranch Community Authority Board CO	3.375%		12/1/2030	NR	499,000	432,591
Sterling Ranch Community Authority Board CO	3.75%		12/1/2040	NR	1,250,000	985,417
Village Community Development District No. 12 FL	3.25%		5/1/2026	NR	3,005,000	2,911,734
Village Community Development District No. 12 FL†	3.80%		5/1/2028	NR	2,070,000	2,022,747
Village Community Development District No. 12 FL†	4.00%		5/1/2033	NR	1,840,000	1,726,564
Village Community Development District No. 13 FL	1.80%		5/1/2026	NR	600,000	546,852
Village Community Development District No. 13 FL	2.55%		5/1/2031	NR	750,000	624,732
Village Community Development District No. 13 FL	2.85%		5/1/2036	NR	1,880,000	1,431,496
Village Community Development District No. 13 FL	3.00%		5/1/2029	NR	480,000	429,238	(c)
Village Community Development District No. 13 FL†	3.00%		5/1/2035	NR	3,370,000	2,680,177
Village Community Development District No. 13 FL†	3.25%		5/1/2040	NR	4,220,000	3,163,888
Village Community Development District No. 13 FL	3.375%		5/1/2034	NR	2,480,000	2,104,901
Total						100,686,637

Tax Revenue 3.80%
Chicago Board of Education IL GO	5.00%		12/1/2032	BB	5,675,000	5,806,776
City of Sparks NV†	2.50%		6/15/2024	Ba2	140,000	135,832
City of Sparks NV†	2.75%		6/15/2028	Ba2	2,265,000	2,024,557
Clear Creek Independent School District TX GO (PSF)	0.28%	#(a)	2/15/2038	AAA	4,930,000	4,651,582
County of Cook Sales Tax Revenue IL	4.00%		11/15/2034	AA-	3,750,000	3,768,572
County of Cook Sales Tax Revenue IL	5.25%		11/15/2036	AA-	10,000,000	10,640,938
County of Jefferson AL	5.00%		9/15/2026	AA	2,400,000	2,584,626

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
El Paso Downtown Development Corp. TX	6.25%	8/15/2023	AA-	$5,000,000	$5,090,440
Islip Union Free School District NY GO	4.50%	6/23/2023	NR	20,000,000	20,125,906
Maryland State Transportation Authority MD	4.00%	7/1/2037	Aa2	4,660,000	4,671,557
Metropolitan Atlanta Rapid Transit Authority GA	5.00%	7/1/2032	AA+	5,000,000	5,368,996
Metropolitan Transportation Authority NY	5.00%	11/15/2027	AA	5,700,000	5,702,363
New Jersey Transportation Trust Fund Authority NJ	5.00%	6/15/2031	A3	3,200,000	3,452,530
New York City Transitional Finance Authority Building Aid Revenue NY	5.25%	7/15/2036	AA	11,700,000	12,870,393
New York City Transitional Finance Authority Future Tax Secured Revenue NY	3.00%	11/1/2037	AAA	2,500,000	2,136,460
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	8/1/2038	AAA	5,530,000	5,404,956
New York State Thruway Authority NY	5.00%	3/15/2035	AA+	6,000,000	6,845,282
New York State Urban Development Corp. NY	5.00%	3/15/2034	Aa1	12,140,000	14,119,423
New York State Urban Development Corp. NY	5.00%	3/15/2035	Aa1	5,000,000	5,717,798
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	Zero Coupon	7/1/2029	NR	1,616,000	1,179,671
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	Zero Coupon	7/1/2031	NR	1,774,000	1,157,840
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	Zero Coupon	7/1/2033	NR	11,643,000	6,787,325
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.329%	7/1/2040	NR	5,223,000	4,718,135
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.329%	7/1/2040	NR	12,051,000	10,886,127
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.50%	7/1/2034	NR	4,560,000	4,313,146
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.536%	7/1/2053	NR	81,000	69,260
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.55%	7/1/2040	NR	268,000	246,538
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.75%	7/1/2053	NR	1,967,000	1,743,642
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.784%	7/1/2058	NR	1,092,000	950,139
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	5.00%	7/1/2058	NR	4,974,000	4,528,479
Spencer Van Etten Central School NY GO	3.75%	6/30/2023	NR	14,313,597	14,357,110

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
State of Connecticut Special Tax Revenue CT	5.00%	5/1/2033	AA	$3,000,000	$3,416,138
State of Maryland Department of Transportation MD	3.00%	10/1/2034	AAA	5,510,000	5,187,104
Territory of Guam GU	4.00%	1/1/2036	Ba1	2,865,000	2,685,383
Territory of Guam GU	5.00%	1/1/2031	Ba1	750,000	803,548
Total					184,148,572

Tobacco 1.93%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR	21,135,000	18,372,385
California County Tobacco Securitization Agency CA	4.00%	6/1/2034	A-	980,000	960,606
California County Tobacco Securitization Agency CA	4.00%	6/1/2035	A-	1,300,000	1,260,324
California County Tobacco Securitization Agency CA	4.00%	6/1/2036	A-	1,195,000	1,144,594
California County Tobacco Securitization Agency CA	4.00%	6/1/2037	A-	895,000	845,173
California County Tobacco Securitization Agency CA	5.00%	6/1/2049	BBB+	195,000	195,710
Commonwealth Financing Authority PA	5.00%	6/1/2032	A1	8,350,000	9,058,467
Golden State Tobacco Securitization Corp. CA	5.00%	6/1/2027	NR	4,000,000	4,438,028
Iowa Tobacco Settlement Authority IA	4.00%	6/1/2049	BBB+	7,090,000	6,982,821
Michigan Finance Authority MI	4.00%	6/1/2034	A-	1,000,000	959,143
Michigan Finance Authority MI	4.00%	6/1/2035	A-	2,000,000	1,894,840
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	35,000,000	1,816,976
Northern Tobacco Securitization Corp. AK	4.00%	6/1/2037	A-	1,500,000	1,413,382
Northern Tobacco Securitization Corp. AK	4.00%	6/1/2050	BBB-	1,750,000	1,705,119
Railsplitter Tobacco Settlement Authority IL	5.00%	6/1/2027	A	3,325,000	3,535,647
Tobacco Settlement Authority WA	5.00%	6/1/2023	A	6,250,000	6,301,329
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2029	A	3,575,000	3,757,611
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2046	BBB-	10,300,000	9,847,934
Tobacco Settlement Financing Corp. NJ	5.25%	6/1/2046	BBB+	5,100,000	5,118,782
Tobacco Settlement Financing Corp. RI	5.00%	6/1/2027	BBB	2,500,000	2,555,980
Tobacco Settlement Financing Corp. RI	5.00%	6/1/2028	BBB	2,000,000	2,043,814
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-	3,690,000	3,401,746
TSASC, Inc. NY	5.00%	6/1/2029	A	5,775,000	5,999,982
Total					93,610,393

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation 21.37%
Alameda Corridor Transportation Authority CA (AGM)	5.00%	10/1/2034	AA	$3,650,000	$3,835,213
California Municipal Finance Authority - Lax Integrated Express CA AMT	5.00%	6/30/2031	BBB-	3,195,000	3,338,378
California Municipal Finance Authority - Lax Integrated Express CA AMT	5.00%	12/31/2036	BBB-	3,215,000	3,291,975
California Municipal Finance Authority - Lax Integrated Express CA AMT	5.00%	12/31/2037	BBB-	7,000,000	7,147,573
Central Florida Expressway Authority FL	4.00%	7/1/2037	A+	7,380,000	7,234,372
Central Texas Regional Mobility Authority TX	4.00%	1/1/2034	A-	4,750,000	4,794,078
Central Texas Regional Mobility Authority TX	4.00%	1/1/2035	A-	4,000,000	3,997,032
Central Texas Regional Mobility Authority TX	4.00%	1/1/2036	A-	4,510,000	4,461,222
Central Texas Regional Mobility Authority TX	5.00%	1/1/2025	BBB+	7,500,000	7,695,872
Central Texas Regional Mobility Authority TX	5.00%	1/1/2030	A-	800,000	845,705
Central Texas Regional Mobility Authority TX	5.00%	1/1/2031	A-	1,675,000	1,770,695
Central Texas Regional Mobility Authority TX	5.00%	1/1/2032	A-	2,000,000	2,114,263
Central Texas Turnpike System TX	5.00%	8/15/2025	A-	2,250,000	2,310,006
Central Texas Turnpike System TX	5.00%	8/15/2026	A-	2,500,000	2,564,040
Central Texas Turnpike System TX	5.00%	8/15/2027	A-	3,300,000	3,382,634
Central Texas Turnpike System TX	5.00%	8/15/2028	A-	3,705,000	3,792,231
Central Texas Turnpike System TX	5.00%	8/15/2033	A-	7,650,000	7,739,369
Chicago Midway International Airport IL	4.00%	1/1/2034	A-	2,175,000	2,178,600
Chicago Midway International Airport IL	5.00%	1/1/2026	A-	6,075,000	6,178,490
Chicago Midway International Airport IL AMT	5.00%	1/1/2023	A-	3,000,000	3,000,000
Chicago Midway International Airport IL AMT	5.00%	1/1/2026	A-	4,605,000	4,665,435
Chicago Midway International Airport IL AMT	5.00%	1/1/2030	A-	5,000,000	5,042,605
Chicago Midway International Airport IL AMT	5.00%	1/1/2031	A-	2,000,000	2,063,294
Chicago O’Hare International Airport IL	4.00%	1/1/2035	A+	15,000,000	15,092,968
Chicago O’Hare International Airport IL	5.00%	1/1/2031	A+	6,500,000	6,745,742
Chicago O’Hare International Airport IL	5.00%	1/1/2035	A+	7,000,000	7,660,818
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2031	A+	9,000,000	9,194,948
City & County of Denver Airport System Revenue CO AMT	5.00%	11/15/2031	AA-	16,500,000	18,102,663
City & County of Denver Airport System Revenue CO AMT	5.00%	12/1/2031	A+	15,000,000	15,980,424
City & County of Denver Airport System Revenue CO AMT	5.00%	12/1/2035	A+	5,000,000	5,244,753
City & County of Denver Airport System Revenue CO AMT	5.50%	11/15/2033	Aa3	8,365,000	9,529,845

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2034	Aa3	$3,500,000	$4,006,301
City of Atlanta Airport Passenger Facility Charge GA AMT	4.00%	7/1/2035	AA-	5,860,000	5,717,411
City of Atlanta Airport Passenger Facility Charge GA AMT	4.00%	7/1/2037	AA-	4,150,000	3,981,515
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	1/1/2029	AA-	2,500,000	2,552,038
City of Houston Airport System Revenue - United Airlines Inc TX AMT	4.75%	7/1/2024	Ba3	4,655,000	4,645,463
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%	7/15/2027	B-	1,000,000	1,016,175
City of Los Angeles Department of Airports CA	5.00%	5/15/2032	AA-	5,870,000	6,171,035
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2033	AA	6,675,000	7,137,901
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2033	AA	4,500,000	4,986,122
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2034	AA-	2,930,000	3,161,373
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2034	AA	6,000,000	6,587,253
City of Philadelphia Airport Revenue PA AMT	5.00%	7/1/2032	A2	3,660,000	3,968,478
City of Phoenix Civic Improvement Corp. AZ	5.00%	7/1/2036	AA-	4,045,000	4,301,129
City of Phoenix Civic Improvement Corp. AZ	5.00%	7/1/2036	A+	5,000,000	5,305,916
City of Phoenix Civic Improvement Corp. AZ AMT	5.00%	7/1/2029	A+	1,500,000	1,611,627
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2029	A	3,000,000	3,190,694
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2030	A	2,275,000	2,394,755
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2031	A	3,000,000	3,155,066
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2034	A	14,645,000	15,390,627
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2034	A	4,455,000	4,644,065

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
County of Broward Airport System Revenue FL AMT	5.00%		10/1/2029	A+	$1,120,000	$1,205,981
County of Broward Airport System Revenue FL AMT	5.00%		10/1/2035	A+	2,660,000	2,809,114
County of Broward Airport System Revenue FL AMT	5.00%		10/1/2036	A+	2,615,000	2,748,450
County of Broward Airport System Revenue FL AMT	5.00%		10/1/2037	A+	4,000,000	4,185,609
County of Lee Airport Revenue FL AMT	5.00%		10/1/2029	A2	11,000,000	11,837,653
County of Miami-Dade Aviation Revenue FL	5.00%		10/1/2025	A1	3,690,000	3,830,850
County of Miami-Dade Aviation Revenue FL AMT	5.00%		10/1/2027	A1	5,145,000	5,273,942
County of Miami-Dade Aviation Revenue FL AMT	5.00%		10/1/2028	A1	3,500,000	3,582,108
County of Miami-Dade Aviation Revenue FL AMT	5.00%		10/1/2033	A1	4,240,000	4,300,598
County of Sacramento Airport System Revenue CA AMT	5.00%		7/1/2027	A+	5,950,000	6,318,149
County of Sacramento Airport System Revenue CA AMT	5.00%		7/1/2034	A+	4,000,000	4,215,764
County of Sacramento Airport System Revenue CA AMT	5.00%		7/1/2036	A+	5,645,000	5,891,000
Delaware River Joint Toll Bridge Commission PA	5.00%		7/1/2030	A1	1,920,000	2,105,053
Delaware River Joint Toll Bridge Commission PA	5.00%		7/1/2032	A1	2,025,000	2,206,625
E-470 Public Highway Authority CO	3.231% (SOFR * .67 + .35%	)#	9/1/2039	A	1,690,000	1,677,537
Greater Orlando Aviation Authority FL AMT	4.00%		10/1/2035	AA-	3,000,000	2,923,551
Greater Orlando Aviation Authority FL AMT	4.00%		10/1/2037	AA-	4,000,000	3,835,400
Greater Orlando Aviation Authority FL AMT	4.00%		10/1/2039	AA-	2,900,000	2,731,865
Greater Orlando Aviation Authority FL AMT	5.00%		10/1/2029	A+	3,000,000	3,257,558
Hampton Roads Transportation Accountability Commission VA	5.00%		7/1/2032	AA	1,180,000	1,315,130
Hampton Roads Transportation Accountability Commission VA	5.00%		7/1/2033	AA	1,000,000	1,114,517
Illinois State Toll Highway Authority IL	5.00%		1/1/2027	AA-	1,000,000	1,021,998
Illinois State Toll Highway Authority IL	5.00%		1/1/2028	AA-	2,535,000	2,590,602
Kansas City Industrial Development Authority MO AMT	5.00%		3/1/2036	A2	5,000,000	5,217,379

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Kansas City Industrial Development Authority MO AMT	5.00%		3/1/2038	A2		$6,205,000	$6,414,048
Louisville Regional Airport Authority KY AMT	5.00%		7/1/2023	A+		2,250,000	2,267,798
Maryland Economic Development Corp. - Consol Marine Terminals L MD	5.75%		9/1/2025	BB		5,000,000	5,041,899
Maryland Economic Development Corp. - Ports America Chesapeake MD AMT	5.00%		6/1/2044	Baa2		125,000	126,791
Maryland Economic Development Corp. - Purple line Transit MD AMT	5.00%		11/12/2028	Baa3		7,500,000	7,680,798
Maryland Economic Development Corp. MD Tax Allocation	4.00%		9/1/2040	NR		1,000,000	850,829
Metropolitan Nashville Airport Authority TN AMT	5.00%		7/1/2036	A2		7,500,000	7,899,222
Metropolitan Nashville Airport Authority TN AMT	5.25%		7/1/2034	A1		1,250,000	1,384,966
Metropolitan Nashville Airport Authority TN AMT	5.25%		7/1/2035	A1		2,595,000	2,846,281
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2036	A1		1,000,000	1,107,878
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2037	A1		1,250,000	1,374,956
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2038	A1		1,500,000	1,642,860
Metropolitan Transportation Authority NY	3.28%	#(a)	11/1/2035	Aa1	(e)	4,000,000	4,000,000
Metropolitan Transportation Authority NY	4.00%		11/15/2032	A3		8,500,000	8,193,293
Metropolitan Transportation Authority NY	5.00%		2/1/2023	NR		8,500,000	8,506,338
Metropolitan Transportation Authority NY	5.00%		11/15/2028	A3		9,090,000	9,444,401
Metropolitan Transportation Authority NY	5.00%		11/15/2029	A3		5,000,000	5,179,865
Metropolitan Transportation Authority NY	5.00%		11/15/2033	A3		4,025,000	4,127,870
Metropolitan Transportation Authority NY	5.00%		11/15/2035	A3		5,000,000	5,069,440
Metropolitan Transportation Authority NY	5.00%		11/15/2038	A3		1,500,000	1,503,481
Metropolitan Transportation Authority NY	5.25%		11/15/2028	A3		6,760,000	6,962,937
Metropolitan Transportation Authority NY	5.25%		11/15/2035	A3		7,500,000	7,591,848
Metropolitan Washington Airports Authority DC AMT	5.00%		10/1/2031	AA-		4,000,000	4,347,346
Metropolitan Washington Airports Authority DC AMT	5.00%		10/1/2031	AA-		5,000,000	5,225,091
Metropolitan Washington Airports Authority Dulles Toll Road Revenue DC	4.00%		10/1/2035	A-		1,000,000	973,557

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue DC	4.00%	10/1/2036	A-	$1,500,000	$1,445,423
Metropolitan Washington Airports Authority Dulles Toll Road Revenue DC	4.00%	10/1/2037	A-	1,500,000	1,430,425
Miami-Dade County Expressway Authority FL	5.00%	7/1/2023	A	2,500,000	2,519,166
Miami-Dade County Expressway Authority FL	5.00%	7/1/2023	A	2,000,000	2,014,125
Miami-Dade County Expressway Authority FL	5.00%	7/1/2024	A	3,500,000	3,525,156
Minneapolis-St. Paul Metropolitan Airports Commission MN	5.00%	1/1/2028	A+	3,500,000	3,569,517
New Jersey Economic Development Authority - NYNJ Link Borrower Llc NJ AMT	5.125%	1/1/2034	BBB+	5,010,000	5,019,401
New Jersey Transportation Trust Fund Authority NJ	4.00%	6/15/2038	A3	3,000,000	2,810,656
New Jersey Transportation Trust Fund Authority NJ	4.00%	6/15/2039	A3	6,000,000	5,555,490
New Jersey Transportation Trust Fund Authority NJ	5.00%	6/15/2028	A+	6,275,000	6,618,930
New Jersey Transportation Trust Fund Authority NJ	5.00%	6/15/2032	A3	6,960,000	7,748,286
New Jersey Transportation Trust Fund Authority NJ	5.00%	6/15/2034	A3	10,000,000	10,941,185
New Jersey Transportation Trust Fund Authority NJ	5.00%	6/15/2034	A3	2,625,000	2,861,069
New Jersey Transportation Trust Fund Authority NJ	5.00%	6/15/2034	A3	2,500,000	2,745,569
New Jersey Transportation Trust Fund Authority NJ	5.00%	6/15/2035	A3	3,425,000	3,694,177
New Jersey Transportation Trust Fund Authority NJ	5.00%	6/15/2035	A3	2,250,000	2,443,025
New Jersey Transportation Trust Fund Authority NJ	5.00%	6/15/2036	A3	5,000,000	5,356,385
New Jersey Transportation Trust Fund Authority NJ	5.00%	6/15/2037	A3	4,250,000	4,523,547
New Jersey Transportation Trust Fund Authority NJ	5.00%	6/15/2038	A3	1,000,000	1,056,227
New Jersey Transportation Trust Fund Authority NJ	5.25%	6/15/2036	A3	2,000,000	2,196,164
New Jersey Turnpike Authority NJ	5.00%	1/1/2029	AA-	5,000,000	5,162,128
New Jersey Turnpike Authority NJ	5.00%	1/1/2031	AA-	5,000,000	5,213,668
New Jersey Turnpike Authority NJ	5.00%	1/1/2031	AA-	5,000,000	5,316,607

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New Jersey Turnpike Authority NJ	5.00%	1/1/2033	AA-	$2,100,000	$2,265,323
New Jersey Turnpike Authority NJ	5.00%	1/1/2034	AA-	1,500,000	1,638,064
New York State Thruway Authority NY	4.00%	1/1/2037	A1	11,770,000	11,631,122
New York State Thruway Authority NY	5.00%	1/1/2024	A1	1,960,000	1,999,384
New York State Thruway Authority NY	5.00%	1/1/2026	A1	5,115,000	5,336,255
New York State Thruway Authority NY	5.00%	1/1/2033	A1	3,405,000	3,735,531
New York Transportation Development Corp. - Delta Air Lines Inc NY AMT	4.00%	10/1/2030	Baa3	4,225,000	4,087,953
New York Transportation Development Corp. - Delta Air Lines Inc NY AMT	4.00%	1/1/2036	Baa3	10,010,000	9,221,642
New York Transportation Development Corp. - Delta Air Lines Inc NY AMT	4.375%	10/1/2045	Baa3	6,750,000	6,059,103
New York Transportation Development Corp. - Delta Air Lines Inc NY AMT	5.00%	1/1/2033	Baa3	11,000,000	11,135,509
New York Transportation Development Corp. - Delta Air Lines Inc NY AMT	5.00%	1/1/2034	Baa3	3,450,000	3,477,245
New York Transportation Development Corp. - Delta Air Lines Inc NY AMT	5.00%	1/1/2036	Baa3	10,500,000	10,444,461
New York Transportation Development Corp. - Delta Air Lines Inc NY AMT	5.00%	10/1/2040	Baa3	6,750,000	6,518,264
New York Transportation Development Corp. - Empire St Thruway Partnrs NY AMT	4.00%	10/31/2034	BBB-	750,000	718,636
New York Transportation Development Corp. - Empire St Thruway Partnrs NY AMT	4.00%	10/31/2041	BBB-	3,000,000	2,639,431
New York Transportation Development Corp. - JFK Intl Air Terminal LLC NY	5.00%	12/1/2030	Baa1	3,000,000	3,237,677
New York Transportation Development Corp. - JFK Intl Air Terminal LLC NY	5.00%	12/1/2031	Baa1	2,160,000	2,325,534
New York Transportation Development Corp. - JFK Intl Air Terminal LLC NY	5.00%	12/1/2032	Baa1	5,045,000	5,425,054
New York Transportation Development Corp. - JFK Intl Air Terminal LLC NY	5.00%	12/1/2034	Baa1	2,000,000	2,124,891
New York Transportation Development Corp. - JFK Intl Air Terminal LLC NY AMT	5.00%	12/1/2024	Baa1	2,000,000	2,054,233
New York Transportation Development Corp. - JFK Intl Air Terminal LLC NY AMT	5.00%	12/1/2027	Baa1	1,025,000	1,078,068
New York Transportation Development Corp. - JFK Intl Air Terminal LLC NY AMT	5.00%	12/1/2030	Baa1	10,000,000	10,651,739
New York Transportation Development Corp. - JFK Intl Air Terminal LLC NY AMT	5.00%	12/1/2031	Baa1	2,150,000	2,284,643

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - JFK Intl Air Terminal LLC NY AMT	5.00%	12/1/2033	Baa1	$1,800,000	$1,896,467
New York Transportation Development Corp. - Laguardia Gateway Partner NY AMT	4.00%	7/1/2032	Baa2	3,000,000	2,849,948
New York Transportation Development Corp. - Laguardia Gateway Partner NY AMT	4.00%	7/1/2033	Baa2	5,980,000	5,639,294
New York Transportation Development Corp. - Laguardia Gateway Partner NY AMT	5.00%	7/1/2034	Baa2	2,250,000	2,270,270
New York Transportation Development Corp. - Terminal One Group Assn NY AMT	5.00%	1/1/2023	Baa3	750,000	750,000
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2023	A3	3,000,000	3,009,689
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2027	A3	3,185,000	3,234,708
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2030	A3	365,000	388,171
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2031	A3	300,000	318,804
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2032	A3	775,000	821,852
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2034	A3	865,000	908,896
Norman Y Mineta San Jose International Airport SJC CA	5.00%	3/1/2026	A	1,200,000	1,232,596
Norman Y Mineta San Jose International Airport SJC CA	5.00%	3/1/2027	A	2,260,000	2,321,233
Norman Y Mineta San Jose International Airport SJC CA	5.00%	3/1/2028	A	1,655,000	1,699,726
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%	3/1/2035	A	1,500,000	1,558,246
North Carolina Turnpike Authority NC	5.00%	1/1/2032	BBB	1,000,000	1,047,875
North Carolina Turnpike Authority NC (AGM)	4.00%	1/1/2037	AA	12,895,000	12,921,299
North Carolina Turnpike Authority NC (AGM)	4.00%	1/1/2038	AA	9,000,000	8,960,760
North Carolina Turnpike Authority NC (AGM)	5.00%	1/1/2031	AA	1,000,000	1,066,196
North Texas Tollway Authority TX	4.00%	1/1/2037	AA-	8,740,000	8,785,477
North Texas Tollway Authority TX	5.00%	1/1/2023	NR	1,985,000	1,985,000
North Texas Tollway Authority TX	5.00%	1/1/2023	AA-	3,015,000	3,015,000
North Texas Tollway Authority TX	5.00%	1/1/2025	AA-	5,000,000	5,098,797
North Texas Tollway Authority TX	5.00%	1/1/2031	A+	8,085,000	8,222,791
North Texas Tollway Authority TX	5.00%	1/1/2036	AA-	5,000,000	5,241,956

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Pennsylvania Turnpike Commission PA	4.00%	12/1/2036	A	$1,000,000	$990,859
Pennsylvania Turnpike Commission PA	4.00%	12/1/2037	A	2,500,000	2,455,443
Pennsylvania Turnpike Commission PA	5.00%	12/1/2034	A1	1,200,000	1,331,475
Pennsylvania Turnpike Commission PA	5.00%	12/1/2035	A1	1,800,000	1,984,196
Port Authority of New York & New Jersey NY	4.00%	11/1/2037	AA-	3,540,000	3,515,821
Port Authority of New York & New Jersey NY	5.00%	12/1/2023	AA-	5,300,000	5,401,256
Port Authority of New York & New Jersey NY	5.00%	12/1/2025	AA-	10,000,000	10,191,049
Port Authority of New York & New Jersey NY	5.00%	10/15/2026	AA-	5,605,000	5,940,872
Port Authority of New York & New Jersey NY	5.00%	11/15/2036	AA-	5,000,000	5,373,430
Port Authority of New York & New Jersey NY AMT	3.00%	10/1/2027	AA-	6,405,000	6,263,699
Port Authority of New York & New Jersey NY AMT	4.00%	7/15/2034	AA-	4,250,000	4,244,507
Port Authority of New York & New Jersey NY AMT	4.00%	11/1/2034	AA-	13,705,000	13,642,641
Port Authority of New York & New Jersey NY AMT	4.00%	7/15/2035	AA-	2,250,000	2,204,858
Port Authority of New York & New Jersey NY AMT	4.00%	7/15/2036	AA-	1,500,000	1,460,416
Port Authority of New York & New Jersey NY AMT	4.00%	7/15/2037	AA-	2,000,000	1,897,454
Port Authority of New York & New Jersey NY AMT	4.00%	7/15/2038	AA-	3,000,000	2,837,302
Port Authority of New York & New Jersey NY AMT	5.00%	9/15/2028	AA-	4,000,000	4,301,376
Port Authority of New York & New Jersey NY AMT	5.00%	10/15/2034	AA-	9,170,000	9,335,399
Port Authority of New York & New Jersey NY AMT	5.00%	1/15/2036	Aa3	2,000,000	2,156,820
Port Authority of New York & New Jersey NY AMT	5.00%	1/15/2037	Aa3	2,000,000	2,139,761
Port Authority of New York & New Jersey NY AMT	5.00%	1/15/2038	Aa3	1,000,000	1,064,163
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2033	AA-	6,920,000	7,533,995
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2037	AA-	2,420,000	2,520,435

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2038	AA-	$3,250,000	$3,374,117
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2039	AA-	3,330,000	3,444,399
Puerto Rico Highway & Transportation Authority PR	Zero Coupon	7/1/2032	NR	520,276	309,564
Puerto Rico Highway & Transportation Authority PR	5.00%	7/1/2053	NR	889,979	493,939
Puerto Rico Highway & Transportation Authority PR	5.00%	7/1/2062	NR	800,592	739,547
Regional Transportation District - Denver Transit Partners CO	4.00%	1/15/2033	Baa1	850,000	832,825
Regional Transportation District - Denver Transit Partners CO	4.00%	7/15/2034	Baa1	7,650,000	7,399,705
Regional Transportation District - Denver Transit Partners CO	4.00%	7/15/2036	Baa1	700,000	658,808
Regional Transportation District - Denver Transit Partners CO	5.00%	1/15/2032	Baa1	950,000	1,009,303
Riverside County Transportation Commission CA	4.00%	6/1/2040	A	2,000,000	1,923,227
San Diego County Regional Airport Authority CA	4.00%	7/1/2037	A	2,000,000	1,986,649
San Diego County Regional Airport Authority CA	4.00%	7/1/2038	A	2,000,000	1,966,181
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2036	A+	4,245,000	4,457,396
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2036	A+	3,195,000	3,354,860
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2037	A+	4,065,000	4,243,446
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2038	A+	6,015,000	6,259,501
San Joaquin Hills Transportation Corridor Agency CA	4.00%	1/15/2034	A	3,250,000	3,337,964
San Joaquin Hills Transportation Corridor Agency CA	4.00%	1/15/2034	A	3,130,000	3,214,716
South Carolina Ports Authority SC AMT	5.00%	7/1/2032	A+	4,225,000	4,532,336
State of Alabama Docks Department AL AMT (AGM)	5.00%	10/1/2026	AA	1,250,000	1,319,894

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
State of Alabama Docks Department AL AMT (AGM)	5.00%	10/1/2027	AA	$2,000,000	$2,134,341
State of Alabama Docks Department AL AMT (AGM)	5.00%	10/1/2028	AA	4,710,000	5,004,316
State of Alabama Docks Department AL AMT (AGM)	5.00%	10/1/2029	AA	3,500,000	3,701,975
State of Alaska International Airports System AK	5.00%	10/1/2024	A1	750,000	777,121
State of Alaska International Airports System AK	5.00%	10/1/2028	A1	2,000,000	2,114,983
State of Hawaii Airports System Revenue HI AMT	5.00%	7/1/2031	A+	1,275,000	1,354,143
State of Hawaii Airports System Revenue HI AMT	5.00%	7/1/2033	A+	3,300,000	3,492,283
State of Hawaii Airports System Revenue HI AMT	5.00%	7/1/2034	A+	2,000,000	2,107,882
State of Illinois IL GO	5.00%	11/1/2025	BBB+	2,000,000	2,050,663
State of Nevada Highway Improvement Revenue NV	5.00%	12/1/2030	AAA	10,000,000	10,911,036
Texas Private Activity Bond Surface Transportation Corp. - Lbj Infrastructure Group TX	4.00%	12/31/2033	Baa2	6,500,000	6,425,532
Texas Private Activity Bond Surface Transportation Corp. - Lbj Infrastructure Group TX	4.00%	12/31/2034	Baa2	6,500,000	6,343,870
Texas Private Activity Bond Surface Transportation Corp. - Lbj Infrastructure Group TX	4.00%	12/31/2035	Baa2	6,000,000	5,776,931
Texas Private Activity Bond Surface Transportation Corp. - Lbj Infrastructure Group TX	4.00%	6/30/2036	Baa2	4,125,000	3,952,183
Texas Private Activity Bond Surface Transportation Corp. - Lbj Infrastructure Group TX	4.00%	12/31/2036	Baa2	5,500,000	5,242,769
Triborough Bridge & Tunnel Authority NY	5.00%	8/15/2024	NR	20,000,000	20,671,242
Virginia Small Business Financing Authority - 95 Express Lanes Llc VA AMT	5.00%	7/1/2032	BBB-	2,050,000	2,187,904
Virginia Small Business Financing Authority - 95 Express Lanes Llc VA AMT	5.00%	1/1/2034	BBB-	14,105,000	14,942,009
Virginia Small Business Financing Authority - 95 Express Lanes LLC VA AMT	5.00%	7/1/2036	BBB-	7,465,000	7,724,268

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Wayne County Airport Authority MI†	4.00%		12/1/2027	A1	$10,630,000	$10,746,865
Wayne County Airport Authority MI AMT	5.00%		12/1/2026	A1	1,590,000	1,660,034
Wayne County Airport Authority MI AMT	5.00%		12/1/2027	A1	2,000,000	2,082,095
Total						1,035,031,601

Utilities 13.28%
Albuquerque Bernalillo County Water Utility Authority NM	5.00%		7/1/2024	AA	2,645,000	2,730,372
Amelia County Industrial Development Authority - Waste Mgmt Inc. VA AMT	1.45%		4/1/2027	A-	2,500,000	2,177,570
Bartow County Development Authority - Georgia Power Company GA	2.875%	#(a)	8/1/2043	BBB+	6,500,000	6,359,436
Black Belt Energy Gas District AL	4.00%	#(a)	7/1/2052	Aa1	6,000,000	5,960,498
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	15,220,000	15,038,410
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1	16,100,000	15,594,175
California Pollution Control Financing Authority - Poseidon Resources CA†	5.00%		7/1/2039	Baa3	5,000,000	4,890,141
California Pollution Control Financing Authority - Poseidon Resources CA AMT†	5.00%		7/1/2037	Baa3	5,570,000	5,569,693
California Pollution Control Financing Authority - Republic Services Inc CA AMT†	4.10%	#(a)	8/1/2023	BBB+	20,705,000	20,706,760
City of Chicago Wastewater Transmission Revenue IL	5.00%		1/1/2029	A	4,335,000	4,516,860
City of Chicago Wastewater Transmission Revenue IL	5.00%		1/1/2030	A	6,500,000	6,770,737
City of Chicago Waterworks Revenue IL	5.00%		11/1/2025	A	2,625,000	2,741,267
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2034	AA	6,275,000	6,618,417
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2035	AA	5,000,000	5,226,101
City of Chicago Waterworks Revenue IL (AGM)	5.25%		11/1/2030	AA	5,510,000	5,970,433
City of Houston Combined Utility System Revenue TX	5.00%		11/15/2023	AA	4,000,000	4,074,132
City of Houston Combined Utility System Revenue TX	5.00%		11/15/2026	AA	5,355,000	5,571,932
City of Philadelphia Water & Wastewater Revenue PA	5.00%		11/1/2029	A+	3,185,000	3,495,670
City of Riverside Electric Revenue CA	5.00%		10/1/2037	AA-	4,000,000	4,394,428

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
City of Riverside Electric Revenue CA	5.00%		10/1/2038	AA-	$5,000,000	$5,475,974
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2029	Aa2	7,340,000	7,896,812
Cleveland Department of Public Utilities Division of Public Power OH (AGM)	4.00%		11/15/2034	AA	1,000,000	1,034,899
Cleveland Department of Public Utilities Division of Public Power OH (AGM)	4.00%		11/15/2036	AA	1,000,000	1,006,164
County of Miami-Dade Water & Sewer System Revenue FL	4.00%		10/1/2035	AA-	5,000,000	5,037,117
County of Miami-Dade Water & Sewer System Revenue FL	5.00%		10/1/2043	AA-	6,485,000	6,771,060
County of Seminole Water & Sewer Revenue FL	5.00%		10/1/2024	AA+	4,000,000	4,150,874
Delaware State Economic Development Authority - Nrg Energy Inc DE	1.25%	#(a)	10/1/2040	BBB-	7,500,000	6,956,737
Delaware State Economic Development Authority - Nrg Energy Inc DE	1.25%	#(a)	10/1/2045	BBB-	20,300,000	18,829,569
Development Authority of Appling County - Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2038	BBB+	1,250,000	1,181,838
Development Authority of Burke County - Georgia Power Company GA	2.20%		10/1/2032	BBB+	1,000,000	824,544
Development Authority of Monroe County - Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2039	BBB+	1,875,000	1,772,756
Florida Development Finance Corp. - Waste Pro Usa Inc FL AMT	3.00%		6/1/2032	NR	8,000,000	6,051,848
Guam Government Waterworks Authority GU	5.00%		7/1/2029	A-	1,000,000	1,012,026
Guam Government Waterworks Authority GU	5.00%		7/1/2036	A-	1,000,000	1,013,874
Indiana Municipal Power Agency IN	5.00%		1/1/2033	A+	5,210,000	5,728,460
Indiana Municipal Power Agency IN	5.00%		1/1/2034	A+	4,000,000	4,387,611
Kentucky Municipal Power Agency KY	3.45%	#(a)	9/1/2042	Baa1	5,935,000	5,829,695
Kentucky Public Energy Authority KY	4.00%	#(a)	4/1/2048	A1	3,200,000	3,194,764
Kentucky Public Energy Authority KY	4.00%	#(a)	1/1/2049	A2	6,375,000	6,329,647
Kentucky Public Energy Authority KY	4.00%	#(a)	8/1/2052	A1	18,770,000	18,191,131
Long Beach Bond Finance Authority CA	4.516% (3 Mo. LIBOR * .67 + 1.43%	)#	11/15/2026	A2	4,000,000	3,943,371
Long Island Power Authority NY	0.85%	#(a)	9/1/2050	A	6,000,000	5,593,259
Long Island Power Authority NY	5.00%	#(a)	9/1/2052	A	8,000,000	8,602,301

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority LA	0.875%	#(a)	2/1/2046	A+	$16,000,000	$15,099,014
Lower Alabama Gas District AL	5.00%		9/1/2031	A2	4,005,000	4,233,657
Lower Colorado River Authority TX	5.00%		5/15/2034	A	3,190,000	3,521,125
Lower Colorado River Authority TX	5.00%		5/15/2036	A	5,055,000	5,491,209
Lower Colorado River Authority TX	5.00%		5/15/2036	A	3,020,000	3,280,603
Luzerne County Industrial Development Authority - Pennsylvania-Amern Wtr Co PA AMT	2.45%	#(a)	12/1/2039	A+	4,000,000	3,607,490
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	59,750,000	56,200,073
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	26,890,000	26,169,582
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2052	A3	16,800,000	17,352,885
Maricopa County Pollution Control Corp. - El Paso Electric Company AZ	3.60%		2/1/2040	Baa2	5,085,000	4,451,877
Maricopa County Pollution Control Corp. - El Paso Electric Company AZ	3.60%		4/1/2040	Baa2	3,870,000	3,384,977
Michigan Finance Authority MI	5.00%		7/1/2034	A+	4,200,000	4,325,131
Michigan Finance Authority MI	5.00%		7/1/2035	A+	1,835,000	1,887,468
Michigan Finance Authority MI (AGM)	5.00%		7/1/2037	AA	5,000,000	5,102,523
Missouri Joint Municipal Electric Utility Commission MO	5.00%		1/1/2023	A2	2,000,000	2,000,000
Missouri Joint Municipal Electric Utility Commission MO	5.00%		1/1/2025	A2	1,500,000	1,526,837
Modesto Irrigation District CA	5.00%		7/1/2023	A+	1,780,000	1,798,431
Modesto Irrigation District CA	5.00%		7/1/2024	A+	3,720,000	3,761,570
Modesto Irrigation District CA	5.00%		7/1/2025	A+	8,410,000	8,492,963
New York City Municipal Water Finance Authority NY	4.00%		6/15/2037	AA+	3,630,000	3,597,932
Northern California Energy Authority CA	4.00%	#(a)	7/1/2049	A2	7,500,000	7,494,955
Omaha Public Power District NE	5.00%		2/1/2029	AA	5,000,000	5,343,060
Pennsylvania Economic Development Financing Authority - Waste Mgmt Inc PA AMT	1.10%	#(a)	6/1/2031	A-	5,000,000	4,376,016
Philadelphia Gas Works Co. PA	5.00%		8/1/2026	A	1,000,000	1,046,642
Philadelphia Gas Works Co. PA	5.00%		8/1/2027	A	1,000,000	1,045,884
Philadelphia Gas Works Co. PA	5.00%		8/1/2028	A	1,250,000	1,343,121
Philadelphia Gas Works Co. PA	5.00%		8/1/2029	A	1,700,000	1,826,192
Philadelphia Gas Works Co. PA	5.00%		8/1/2030	A	1,425,000	1,530,370

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Philadelphia Gas Works Co. PA	5.00%		10/1/2033	A		$2,390,000	$2,501,371
Piedmont Municipal Power Agency SC	4.00%		1/1/2033	A-		7,300,000	7,451,714
Piedmont Municipal Power Agency SC	5.00%		1/1/2034	A-		13,660,000	14,442,850
Puerto Rico Commonwealth Aqueduct & Sewer Authority PR†	4.00%		7/1/2042	NR		13,455,000	10,824,671
Puerto Rico Commonwealth Aqueduct & Sewer Authority PR†	5.00%		7/1/2024	NR		3,430,000	3,433,396
Puerto Rico Commonwealth Aqueduct & Sewer Authority PR†	5.00%		7/1/2025	NR		3,500,000	3,503,226
Puerto Rico Commonwealth Aqueduct & Sewer Authority PR†	5.00%		7/1/2030	NR		10,670,000	10,493,321
Puerto Rico Commonwealth Aqueduct & Sewer Authority PR†	5.00%		7/1/2033	NR		850,000	823,032
Puerto Rico Commonwealth Aqueduct & Sewer Authority PR†	5.00%		7/1/2033	NR		5,000,000	4,841,366
Puerto Rico Commonwealth Aqueduct & Sewer Authority PR†	5.00%		7/1/2037	NR		6,000,000	5,684,051
Puerto Rico Electric Power Authority PR(b)	5.00%		7/1/2037	D	(e)	1,035,000	758,138
Puerto Rico Electric Power Authority PR(b)	5.00%		7/1/2042	D	(e)	2,390,000	1,750,675
Puerto Rico Electric Power Authority PR(b)	5.50%		7/1/2038	D	(e)	2,350,000	1,736,063
Puerto Rico Electric Power Authority PR(b)	7.00%		7/1/2033	D	(e)	4,000,000	3,010,000
Puerto Rico Electric Power Authority PR(b)	7.00%		7/1/2040	D	(e)	725,000	545,563
Puerto Rico Electric Power Authority PR (AGM)	3.027% (3 Mo. LIBOR * .67 + .52%	)#	7/1/2029	AA		5,720,000	5,152,243
Salt Verde Financial Corp. AZ	5.25%		12/1/2026	A3		7,500,000	7,784,797
Salt Verde Financial Corp. AZ	5.50%		12/1/2029	A3		5,100,000	5,464,359
South Carolina Public Service Authority SC	5.00%		12/1/2032	A-		2,670,000	2,907,170
Southeast Energy Authority A Cooperative District AL	5.50%	#(a)	1/1/2053	A1		5,000,000	5,295,954
State of Hawaii Department of Budget & Finance - Hawaiian Electric Co Inc HI	3.20%		7/1/2039	Baa1		11,120,000	9,079,731
State of Hawaii Department of Budget & Finance - Hawaiian Electric Co Inc HI AMT	4.00%		3/1/2037	Baa1		3,000,000	2,798,834
Stockton Public Financing Authority CA (BAM)	5.00%		9/1/2024	AA		1,000,000	1,035,235

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Tennessee Energy Acquisition Corp. TN	5.25%	9/1/2024	A2	$8,940,000	$9,077,131
Tennessee Energy Acquisition Corp. TN	5.625%	9/1/2026	BBB	5,000,000	5,234,829
Texas Municipal Gas Acquisition & Supply Corp. I TX	5.25%	12/15/2023	A2	2,925,000	2,969,744
Texas Municipal Gas Acquisition & Supply Corp. I TX	6.25%	12/15/2026	A2	9,825,000	10,344,984
Texas Municipal Gas Acquisition & Supply Corp. III TX	5.00%	12/15/2029	A3	13,200,000	13,706,545
Texas Municipal Gas Acquisition & Supply Corp. III TX	5.00%	12/15/2032	A3	12,400,000	12,856,671
Texas Municipal Power Agency TX (AGM)	3.00%	9/1/2034	AA	1,470,000	1,334,799
Texas Municipal Power Agency TX (AGM)	3.00%	9/1/2036	AA	5,250,000	4,559,148
Texas Water Development Board TX	3.00%	10/15/2033	AAA	4,000,000	3,913,351
Transbay Joint Powers Authority CA Tax Allocation	5.00%	10/1/2030	A-	300,000	329,396
Transbay Joint Powers Authority CA Tax Allocation	5.00%	10/1/2031	A-	300,000	327,769
Transbay Joint Powers Authority CA Tax Allocation	5.00%	10/1/2032	A-	500,000	543,663
Transbay Joint Powers Authority CA Tax Allocation	5.00%	10/1/2033	A-	900,000	973,254
Transbay Joint Powers Authority CA Tax Allocation	5.00%	10/1/2034	A-	970,000	1,039,950
Transbay Joint Powers Authority CA Tax Allocation	5.00%	10/1/2035	A-	900,000	954,263
Transbay Joint Powers Authority CA Tax Allocation	5.00%	10/1/2037	A-	675,000	707,886
Transbay Joint Powers Authority CA Tax Allocation	5.00%	10/1/2039	A-	1,400,000	1,463,345
Transbay Joint Powers Authority CA Tax Allocation	5.00%	10/1/2040	A-	1,500,000	1,559,382
Western Minnesota Municipal Power Agency MN	5.00%	1/1/2023	Aa2	1,500,000	1,500,000
Total					643,228,820
Total Municipal Bonds (cost $5,021,851,005)					4,791,995,654

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2022

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.34%

Variable Rate Demand Notes 0.34%

Tax Revenue 0.08%
NYC TFA - Future Tax	3.650%	1/3/2023	2/1/2045	AAA	(e)	$2,000,000	$2,000,000
NYC TFA - Future Tax	3.650%	1/3/2023	2/1/2045	AAA	(e)	1,870,000	1,870,000
Total							3,870,000

Utilities 0.26%
Appling Co Dev - GA Power (cost $12,400,000)	3.900%	1/3/2023	9/1/2041	BBB+	(e)	12,400,000	12,400,000
Total Short-Term Investments (cost $16,270,000)							16,270,000
Total Investments in Securities 99.28% (cost $5,038,121,005)							4,808,265,654
Other Assets and Liabilities – Net 0.72%							34,918,216
Net Assets 100.00%							$4,843,183,870

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COPS	Certificates of Participation.
FGIC	Insured by - Financial Guaranty Insurance Company.
FHLMC	Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
TRIPS	Tax Refund Intercept Programs.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2022.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2022, the total value of Rule 144A securities was $349,084,863, which represents 7.21% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Defaulted (non-income producing security).
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Securities purchased on a when-issued basis.
(e)	This investment has been rated by Fitch IBCA.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND December 31, 2022

The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$505,892,999	$17,831,167	$523,724,166
Education	–	311,996,609	10,001,388	321,997,997
General Obligation	–	836,263,503	3,297,994	839,561,497
Health Care	–	551,532,563	10,009,164	561,541,727
Special Tax	–	98,104,912	2,581,725	100,686,637
Remaining Industries	–	2,444,483,630	–	2,444,483,630
Short-Term Investments
Variable Rate Demand Notes	–	16,270,000	–	16,270,000
Total	$–	$4,764,544,216	$43,721,438	$4,808,265,654

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 100.08%

MUNICIPAL BONDS 100.08%

Corporate-Backed 9.36%
Arizona Industrial Development Authority AZ	3.625%		5/20/2033	BBB	$8,450,396	$8,211,327
Arkansas Development Finance Authority - Big River Steel LLC AR AMT†	4.50%		9/1/2049	Ba2	6,000,000	5,248,871
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	2,725,000	2,693,452
California Pollution Control Financing Authority - Poseidon Resources CA AMT†	5.00%		11/21/2045	Baa3	15,775,000	15,354,798
California Pollution Control Financing Authority - Waste Mgmt Inc CA AMT	4.30%		7/1/2040	A-	2,575,000	2,581,022
Chandler Industrial Development Authority - Intel Corporation AZ AMT	5.00%	#(a)	9/1/2052	A1	11,000,000	11,483,625
City of Valparaiso - Pratt Paper LLC IN AMT	7.00%		1/1/2044	NR	2,000,000	2,051,085
County of Richland - International Paper Co SC	3.875%		4/1/2023	BBB	6,625,000	6,615,899
Fort Bend County Industrial Development Corp. - Nrg Energy Inc TX	4.75%		5/1/2038	Baa2	3,500,000	3,501,328
Fort Bend County Industrial Development Corp. - Nrg Energy Inc TX	4.75%		11/1/2042	Baa2	1,370,000	1,342,186
Hoover Industrial Development Board - US Steel Corporation AL AMT	5.75%		10/1/2049	BB-	1,100,000	1,136,448
Indiana Finance Authority - Ohio Valley Electric Corp IN	2.50%		11/1/2030	Baa3	1,000,000	853,845
Indiana Finance Authority - Ohio Valley Electric Corp IN	3.00%		11/1/2030	Baa3	3,600,000	3,190,280
Indiana Finance Authority - US Steel Corporation IN	4.125%		12/1/2026	BB-	1,625,000	1,589,100
Industrial Pollution Control Financing Authority of Gloucester County - Logan Generating Co LP NJ AMT	5.00%		12/1/2024	NR	415,000	421,298
Iowa Finance Authority - Howmet Aerospace Inc IA	4.75%		8/1/2042	BB+	5,000,000	4,707,830
Iowa Finance Authority - Iowa Fertilizer Co LLC IA	4.00%	#(a)	12/1/2050	BBB-	4,600,000	4,410,492
Iowa Finance Authority - Iowa Fertilizer Co LLC IA	5.00%	#(a)	12/1/2050	BBB-	15,000,000	14,485,669
Iowa Finance Authority - Iowa Fertilizer Co LLC IA	5.00%		12/1/2050	BBB-	14,145,000	13,217,597

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority - Entergy Louisiana LLC LA	2.50%		4/1/2036	A	$11,390,000	$9,168,435
Louisiana Local Government Environmental Facilities & Community Development Authority - Westlake Chemical Corp LA	3.50%		11/1/2032	BBB	18,955,000	17,720,457
Love Field Airport Modernization Corp. - Southwest Airlines Co TX	5.00%		11/1/2028	Baa1	2,845,000	2,844,802
Maricopa County Industrial Development Authority - Commercial Metals Co AZ AMT†	4.00%		10/15/2047	BB+	2,000,000	1,624,509
Maryland Economic Development Corp. - Air Cargo Obligated Group MD AMT	4.00%		7/1/2039	BBB	5,625,000	5,070,961
Maryland Economic Development Corp. MD(b)	5.00%		12/1/2016	NR	855,000	513,000
Matagorda County Navigation District No. 1 - Aep Texas Inc TX	2.60%		11/1/2029	A-	11,100,000	9,882,603
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	5,250,000	5,061,138
New Hampshire Business Finance Authority - Covanta Holding Corp NH†	4.625%		11/1/2042	B	1,500,000	1,311,447	(c)
New Hampshire Business Finance Authority - Covanta Holding Corp NH AMT†	3.75%	#(a)	7/1/2045	B	1,315,000	1,049,656
New Hampshire Business Finance Authority - Covanta Holding Corp NH AMT†	4.875%		11/1/2042	B	5,000,000	4,518,922
New Hampshire Business Finance Authority - New York St Elec & Gas NH AMT	4.00%		12/1/2028	A-	5,000,000	5,090,630
New Hampshire Business Finance Authority NH	4.125%		1/20/2034	BBB	6,897,043	6,691,959
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	11,005,000	11,008,812
New York Liberty Development Corp. - 7 World Trade Center Ii NY	3.00%		9/15/2043	Aaa	27,780,000	21,777,050
New York State Energy Research & Development Authority NY	3.50%		10/1/2029	A-	1,200,000	1,187,027
New York State Environmental Facilities Corp. - Casella Waste Systems Inc NY AMT†	3.125%	#(a)	12/1/2044	B+	3,000,000	2,818,473
New York Transportation Development Corp. - American Airlines Inc NY AMT	5.25%		8/1/2031	B-	970,000	974,847
New York Transportation Development Corp. - American Airlines Inc NY AMT	5.375%		8/1/2036	B-	1,500,000	1,483,572
Niagara Area Development Corp. - Covanta Holding Corp NY†	3.50%		11/1/2024	B1	2,500,000	2,435,238

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Niagara Area Development Corp. - Covanta Holding Corp NY AMT†	4.75%		11/1/2042	B1	$5,000,000	$4,445,207	(c)
Ohio Air Quality Development Authority - American Electric Pwr Co OH	2.40%	#(a)	12/1/2038	BBB+	1,665,000	1,472,327
Ohio Air Quality Development Authority - American Electric Pwr Co OH AMT	2.10%	#(a)	7/1/2028	BBB+	5,000,000	4,806,284
Ohio Air Quality Development Authority - American Electric Pwr Co OH AMT	2.50%	#(a)	8/1/2040	BBB+	2,500,000	2,217,051
Ohio Air Quality Development Authority - American Electric Pwr Co OH AMT	2.60%	#(a)	6/1/2041	BBB+	1,960,000	1,749,469
Ohio Air Quality Development Authority - Amg Vanadium LLC OH AMT†	5.00%		7/1/2049	B-	4,630,000	4,126,050
Ohio Air Quality Development Authority OH	3.25%		9/1/2029	Baa3	1,950,000	1,790,787
Parish of St. James - Nustar Logistics Lp LA†	5.85%	#(a)	8/1/2041	BB-	1,000,000	1,024,019
Parish of St. James - Nustar Logistics Lp LA†	6.10%	#(a)	12/1/2040	BB-	3,250,000	3,456,491
Parish of St. James - Nustar Logistics Lp LA†	6.35%		7/1/2040	BB-	3,250,000	3,464,846
Parish of St. James - Nustar Logistics Lp LA†	6.35%		10/1/2040	BB-	2,500,000	2,665,187
Parish of St. John the Baptist - Marathon Oil Corporation LA	2.10%	#(a)	6/1/2037	BBB-	8,000,000	7,752,786
Pennsylvania Economic Development Financing Authority - Covanta Holding Corp PA AMT†	3.25%		8/1/2039	B	5,535,000	4,137,060
Phenix City Industrial Development Board - Westrock Coated Baord LLC AL AMT	4.125%		5/15/2035	BBB	2,945,000	2,873,761
Phenix City Industrial Development Board AL	3.625%		5/15/2030	BBB	3,050,000	2,949,178
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	3.00%		1/1/2050	NR	5,500,000	3,247,014
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	4.00%		1/1/2050	NR	3,150,000	2,273,218
Public Finance Authority - Ameream LLC WI†	5.00%		12/1/2027	NR	1,455,000	1,270,935	(c)
Public Finance Authority - Ameream LLC WI†	6.50%		12/1/2037	NR	3,000,000	2,491,478	(c)

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Public Finance Authority - Celanese Us Holdings LLC WI	4.05%		11/1/2030	BBB-	$500,000	$472,623
Public Finance Authority - Red River Valley Alliance WI AMT	4.00%		9/30/2051	Baa3	19,250,000	15,039,153
Public Finance Authority - TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	5,250,000	5,071,843
Salem County Pollution Control Financing Authority - Chambers Cogeneration LP NJ AMT	5.00%		12/1/2023	NR	3,400,000	3,442,860
Selma Industrial Development Board - International Paper Co AL	2.00%	#(a)	11/1/2033	BBB	2,000,000	1,925,490
Spring Valley Community Infrastructure District No. 1 ID†	3.75%		9/1/2051	NR	3,375,000	2,427,016
Sumter County Industrial Development Authority - Enviva Inc AL AMT	6.00%	#(a)	7/15/2052	B+	10,000,000	9,098,881
Tuscaloosa County Industrial Development Authority - Hunt Refining Company AL†	4.50%		5/1/2032	NR	3,503,450	3,171,633
Virginia Small Business Financing Authority - Covanta Holding Corp VA AMT†	5.00%	#(a)	1/1/2048	B	910,000	861,147
West Pace Cooperative District AL(b)	9.125%		5/1/2039	NR	4,900,000	3,724,000	(c)
Total						318,777,484

Education 5.26%
Build NYC Resource Corp. - Kipp Nyc Public Chtr Schs NY(d)	5.25%		7/1/2052	NR	4,000,000	4,068,188
Build NYC Resource Corp. - Q Student Residences LLC NY	5.00%		6/1/2034	Aa2	325,000	331,364
California Educational Facilities Authority - Chapman University CA	5.00%		4/1/2045	A2	5,000,000	5,088,765
California School Finance Authority - Green Dot Public Schs Obg CA†	5.00%		8/1/2045	BBB-	1,500,000	1,501,758
Camden County Improvement Authority - Kipp Cooper Norcross Obl NJ	6.00%		6/15/2062	NR	2,540,000	2,629,995
Capital Trust Agency, Inc. - Advantage Admy Oblig Grp FL	5.00%		12/15/2049	Baa3	1,000,000	1,000,701	(c)
Capital Trust Agency, Inc. - Advantage Admy Oblig Grp FL	5.00%		12/15/2054	Baa3	1,030,000	1,022,775
Chicago Board of Education IL GO	4.00%		12/1/2047	BB	9,750,000	7,896,457
Chicago Board of Education IL GO	5.00%		12/1/2044	BB	1,750,000	1,684,520
County of Carroll - Kentucky Utilities Co KY AMT	2.125%		10/1/2034	A1	7,500,000	5,736,461

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Dutchess County Local Development Corp. - Bard College NY†	5.00%	7/1/2045	BB+	$1,000,000	$934,693
Dutchess County Local Development Corp. - Bard College NY†	5.00%	7/1/2051	BB+	1,500,000	1,364,674
Florida Higher Educational Facilities Financial Authority - Nova Southeastern Univ FL	5.00%	4/1/2033	A-	1,475,000	1,521,125
Florida Higher Educational Facilities Financial Authority - Nova Southeastern Univ FL	5.00%	4/1/2036	A-	2,000,000	2,041,395
Illinois Finance Authority - Illinois Inst of Tech IL	5.00%	9/1/2040	Baa3	2,020,000	1,986,005
Illinois Finance Authority IL	4.00%	9/1/2037	Baa3	3,135,000	2,766,596
Illinois Finance Authority IL	4.00%	9/1/2039	Baa3	3,295,000	2,832,593
Indiana Finance Authority - Ohio Valley Electric Corp IN	4.25%	11/1/2030	Baa3	3,695,000	3,573,243
Iowa Higher Education Loan Authority - Des Moines Univ Osteopath IA	5.00%	10/1/2038	BBB+	2,730,000	2,784,390
Iowa Higher Education Loan Authority - Des Moines Univ Osteopath IA	5.00%	10/1/2039	BBB+	2,870,000	2,914,690
Iowa Higher Education Loan Authority - Des Moines Univ Osteopath IA	5.00%	10/1/2040	BBB+	3,535,000	3,574,169
Iowa Higher Education Loan Authority - Des Moines Univ Osteopath IA	5.00%	10/1/2047	BBB+	1,800,000	1,778,671
Louisiana Public Facilities Authority - Tulane University LA	5.00%	4/1/2045	A+	5,000,000	5,196,774
Louisiana Public Facilities Authority LA	4.00%	4/1/2050	A+	5,290,000	4,777,002
Maricopa County Pollution Control Corp. - Southern Ca Edison Co AZ	2.40%	6/1/2035	A-	8,255,000	6,285,620
Massachusetts Development Finance Agency - Franklin W Olin College MA	5.00%	11/1/2038	A	5,000,000	5,039,536
Massachusetts Development Finance Agency - Springfield College MA	4.00%	6/1/2035	BBB	1,900,000	1,816,661
Massachusetts Development Finance Agency - Suffolk University MA	5.00%	7/1/2030	Baa2	1,500,000	1,575,160
Massachusetts Development Finance Agency - Suffolk University MA	5.00%	7/1/2032	Baa2	3,750,000	3,918,767
Massachusetts Development Finance Agency - Suffolk University MA	5.00%	7/1/2033	Baa2	1,250,000	1,300,721
Massachusetts Development Finance Agency - Suffolk University MA	5.00%	7/1/2034	Baa2	1,600,000	1,659,236

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd - Lipscomb University Oblig TN	5.25%		10/1/2058	BBB-	$6,065,000	$5,689,937
Miami-Dade County Educational Facilities Authority - University Of Miami FL	5.00%		4/1/2053	A2	5,000,000	5,147,172
Montebello Unified School District CA GO (AGM)	5.50%		8/1/2047	A1	6,500,000	7,219,357
New York State Dormitory Authority - Icahn Sch of Med Mt Sinai NY	5.00%		7/1/2040	A-	5,000,000	5,081,183
New York State Dormitory Authority - Pace University NY	5.00%		5/1/2029	BBB-	245,000	245,442
New York State Dormitory Authority - The New School NY	4.00%		7/1/2047	A3	3,500,000	3,042,778
New York State Dormitory Authority - The New School NY	4.00%		7/1/2052	A3	3,500,000	2,969,509
New York State Dormitory Authority - Touro Clg & Univ Sys NY	5.50%		1/1/2039	NR	2,450,000	2,548,318
New York State Dormitory Authority - Yeshiva University NY	5.00%		7/15/2042	BBB-	3,720,000	3,790,315
New York State Dormitory Authority - Yeshiva University NY	5.00%		7/15/2050	BBB-	8,000,000	8,035,442
Ohio Air Quality Development Authority - Duke Energy Corp OH	4.00%	#(a)	9/1/2030	BBB	4,600,000	4,587,215
Ohio State University OH	4.00%		12/1/2048	Aa1	5,350,000	5,058,705
Onondaga County Trust for Cultural Resources - Syracuse University NY	5.00%		12/1/2043	AA-	8,000,000	8,685,511
Public Finance Authority - Wingate University WI	5.25%		10/1/2038	BBB-	2,220,000	2,230,836
Public Finance Authority - Wingate University WI	5.25%		10/1/2043	BBB-	1,000,000	979,138
University of Connecticut CT	5.25%		11/15/2047	Aa3	8,080,000	8,640,276
University of Illinois IL (AGM)	4.00%		4/1/2038	AA	4,965,000	4,798,406
University of North Carolina at Wilmington NC	5.00%		6/1/2037	A1	7,055,000	7,262,371
West Virginia Economic Development Authority - Wheeling Power Co WV AMT	3.00%	#(a)	6/1/2037	A-	2,800,000	2,657,371
Total						179,271,987

Energy 0.58%
Main Street Natural Gas, Inc. GA	5.00%		5/15/2038	A3	3,745,000	3,830,026
New Mexico Municipal Energy Acquisition Authority NM	5.00%	#(a)	11/1/2039	Aa1	10,000,000	10,251,533

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Energy (continued)
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3	$5,485,000	$5,617,730
Total						19,699,289

Financial Services 0.19%
Massachusetts Educational Financing Authority MA AMT	4.125%		7/1/2046	BBB	5,755,000	4,963,653
New Jersey Higher Education Student Assistance Authority NJ AMT	3.75%		12/1/2031	Aaa	1,580,000	1,555,027
Total						6,518,680

General Obligation 13.30%
Black Belt Energy Gas District AL	5.25%	#(a)	2/1/2053	A1	7,500,000	7,822,258
Chicago Board of Education IL GO	5.00%		12/1/2029	BB	2,000,000	2,044,399
Chicago Board of Education IL GO	5.00%		12/1/2030	BB	2,070,000	2,115,823
Chicago Board of Education IL GO	5.00%		12/1/2031	BB	1,000,000	1,020,598
Chicago Board of Education IL GO	5.00%		12/1/2032	BB	1,250,000	1,277,387
Chicago Board of Education IL GO	5.00%		12/1/2033	BB	1,750,000	1,782,818
Chicago Board of Education IL GO	5.00%		12/1/2046	BB	2,000,000	1,904,571
Chicago Board of Education IL GO	6.50%		12/1/2046	BB	1,100,000	1,160,196
Chicago Board of Education IL GO†	7.00%		12/1/2046	BB	1,200,000	1,301,000
Chicago Board of Education IL GO (NPFCG)(FGIC)	Zero Coupon		12/1/2030	Baa2	1,765,000	1,261,823
Chicago O’Hare International Airport IL AMT	5.00%		1/1/2052	A+	9,375,000	9,368,698
City of Chicago IL GO	4.00%		1/1/2032	BBB+	9,500,000	9,241,704
City of Chicago IL GO	4.00%		1/1/2035	BBB+	4,610,000	4,334,781
City of Chicago IL GO	5.00%		1/1/2026	BBB+	6,145,000	6,314,761
City of Chicago IL GO	5.00%		1/1/2029	BBB+	3,000,000	3,146,060
City of Chicago IL GO	5.50%		1/1/2034	BBB+	2,400,000	2,446,598
City of Chicago IL GO	5.50%		1/1/2037	BBB+	2,745,000	2,786,798
City of Chicago IL GO(d)	5.50%		1/1/2039	Baa3	2,125,000	2,234,478
City of Chicago IL GO	5.50%		1/1/2040	BBB+	2,500,000	2,532,165
City of Chicago IL GO	5.50%		1/1/2042	BBB+	5,000,000	5,055,536
City of Chicago IL GO	5.50%		1/1/2049	BBB+	13,265,000	13,494,852
City of Chicago IL GO	5.625%		1/1/2030	BBB+	525,000	550,550
City of Chicago IL GO	6.00%		1/1/2038	BBB+	19,430,000	20,505,752
City of New York NY GO	5.00%		8/1/2027	AA	6,575,000	6,644,351
City of New York NY GO	5.25%		9/1/2043	AA	6,500,000	7,206,862
City of New York NY GO	5.50%		5/1/2046	AA	2,675,000	2,980,236
City of New York NY GO TCRS (BAM)	3.00%		3/1/2051	AA	5,000,000	3,828,435

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
City of Philadelphia PA GO	5.00%	8/1/2036	A	$8,990,000	$9,519,522
City of Philadelphia PA GO	5.00%	8/1/2037	A	3,250,000	3,428,841
Clark County School District NV GO (AGM)	4.00%	6/15/2038	AA	1,200,000	1,206,413
Clark County School District NV GO (AGM)	4.00%	6/15/2040	AA	1,975,000	1,949,364
Commonwealth of Massachusetts MA GO	3.00%	2/1/2048	Aa1	5,000,000	3,746,075
Commonwealth of Pennsylvania PA GO	4.00%	9/15/2030	Aa3	10,000,000	10,359,094
Commonwealth of Pennsylvania PA GO	4.00%	3/1/2037	Aa3	4,255,000	4,210,071
Commonwealth of Puerto Rico PR GO	Zero Coupon	11/1/2043	NR	1,744,953	765,598
Commonwealth of Puerto Rico PR GO	4.00%	7/1/2033	NR	2,069,029	1,798,429
Commonwealth of Puerto Rico PR GO	4.00%	7/1/2037	NR	5,034,693	4,131,596
Commonwealth of Puerto Rico PR GO	4.00%	7/1/2046	NR	5,000,000	3,763,829
Commonwealth of Puerto Rico PR GO	5.25%	7/1/2023	NR	1,706,025	1,706,268
Commonwealth of Puerto Rico PR GO	5.375%	7/1/2025	NR	5,160,996	5,203,502
Commonwealth of Puerto Rico PR GO	5.625%	7/1/2027	NR	407,273	415,447
Commonwealth of Puerto Rico PR GO	5.625%	7/1/2029	NR	400,666	410,631
County of Cook IL GO	5.00%	11/15/2030	A+	1,000,000	1,067,699
County of Cook IL GO	5.00%	11/15/2031	A+	2,150,000	2,293,131
County of Cook IL GO	5.00%	11/15/2034	A+	500,000	518,886
County of Cook IL GO	5.00%	11/15/2035	A+	1,000,000	1,035,958
County of Hillsborough FL	3.25%	8/1/2048	AAA	7,690,000	6,196,727
County of Luzerne PA GO (AGM)	5.00%	11/15/2029	AA	4,215,000	4,438,723
Hudson Yards Infrastructure Corp. NY	4.00%	2/15/2044	Aa2	9,400,000	8,693,880
Irvine Unified School District CA Special Tax (BAM)	5.00%	9/1/2056	AA	500,000	524,625
King County Public Hospital District No. 4 WA GO	5.00%	12/1/2038	NR	5,000,000	4,935,530
Los Angeles Unified School District CA GO	4.00%	7/1/2032	Aa3	3,750,000	4,024,187
Main Street Natural Gas, Inc. GA	5.00%	5/15/2027	A3	4,500,000	4,649,484
New Jersey Transportation Trust Fund Authority NJ	Zero Coupon	12/15/2029	A3	15,365,000	11,722,083
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	11/1/2045	Aa1	7,500,000	8,445,550
Pennsylvania Economic Development Financing Authority PA AMT	5.25%	6/30/2053	Baa2	10,000,000	9,835,613
Pennsylvania Economic Development Financing Authority PA AMT	6.00%	6/30/2061	Baa2	17,500,000	18,510,308

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
San Francisco Bay Area Rapid Transit District Sales Tax Revenue CA	3.00%	7/1/2044	AA+	$6,505,000	$5,154,276
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%	5/1/2042	A+	4,000,000	4,124,244
School District of Philadelphia PA GO	4.00%	9/1/2038	A1	2,200,000	2,128,805
School District of Philadelphia PA GO	4.00%	9/1/2039	A1	5,600,000	5,275,498
School District of Philadelphia PA GO	5.00%	9/1/2037	A1	1,200,000	1,240,232
Southwest Local School District/Hamilton County OH GO	4.00%	1/15/2055	Aa2	7,000,000	6,580,452
State of California CA GO	4.00%	9/1/2037	Aa2	5,000,000	5,049,151
State of California CA GO	5.00%	4/1/2032	Aa2	2,450,000	2,919,464
State of California CA GO	5.00%	8/1/2038	Aa2	3,700,000	3,915,630
State of California CA GO	5.25%	8/1/2032	Aa2	7,500,000	7,939,626
State of Connecticut CT GO	3.00%	1/15/2034	AA-	7,475,000	7,030,104
State of Connecticut CT GO	3.00%	1/15/2038	AA-	11,425,000	9,903,447
State of Connecticut CT GO	3.00%	6/1/2038	AA-	1,875,000	1,621,184
State of Connecticut CT GO	3.00%	6/1/2039	AA-	2,190,000	1,857,369
State of Connecticut CT GO	4.00%	6/1/2037	AA-	1,000,000	1,006,056
State of Connecticut CT GO	4.00%	6/15/2037	AA-	975,000	979,068
State of Connecticut CT GO	4.00%	6/1/2039	AA-	600,000	588,083
State of Connecticut CT GO	5.00%	6/15/2032	AA-	1,250,000	1,380,947
State of Connecticut CT GO	5.00%	6/15/2033	AA-	1,250,000	1,377,948
State of Connecticut CT GO	5.00%	4/15/2036	AA-	1,150,000	1,247,797
State of Connecticut CT GO	5.00%	6/15/2038	AA-	1,000,000	1,069,231
State of Connecticut CT GO	5.00%	4/15/2039	AA-	1,650,000	1,767,606
State of Illinois IL GO	4.00%	10/1/2032	BBB+	2,000,000	1,889,959
State of Illinois IL GO	4.00%	10/1/2033	BBB+	2,500,000	2,341,513
State of Illinois IL GO	4.00%	10/1/2038	BBB+	2,500,000	2,219,613
State of Illinois IL GO	4.00%	10/1/2039	BBB+	7,500,000	6,562,669
State of Illinois IL GO	5.00%	3/1/2033	BBB+	5,000,000	5,088,491
State of Illinois IL GO	5.00%	1/1/2035	BBB+	6,200,000	6,231,575
State of Illinois IL GO	5.00%	5/1/2038	BBB+	4,515,000	4,509,893
State of Illinois IL GO	5.00%	1/1/2041	BBB+	3,580,000	3,529,864
State of Illinois IL GO	5.50%	5/1/2030	BBB+	5,345,000	5,681,892
State of Illinois IL GO	5.50%	7/1/2033	BBB+	9,470,000	9,504,025
State of Illinois IL GO	5.50%	7/1/2038	BBB+	5,345,000	5,357,537
State of Illinois IL GO	5.50%	5/1/2039	BBB+	8,250,000	8,519,795

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
State of Illinois IL GO	5.50%		10/1/2039	BBB+	$6,000,000	$6,247,034
State of Illinois IL GO	5.50%		3/1/2042	BBB+	5,250,000	5,416,791
State of Illinois IL GO	5.50%		3/1/2047	BBB+	10,950,000	11,210,160
State of Illinois IL GO	5.75%		5/1/2045	BBB+	2,600,000	2,702,014
State of New Jersey NJ GO	4.00%		6/1/2031	A2	6,825,000	7,250,868
Tuscaloosa City Board of Education AL	5.00%		8/1/2046	AA-	5,000,000	5,383,357
Union County Utilities Authority - Covanta Union LLC NJ GTD AMT	4.75%		12/1/2031	AA+	3,920,000	3,925,333
Washington & Multnomah Counties School District No. 48J Beaverton OR GO	5.00%		6/15/2036	AA+	8,000,000	8,596,137
Wilkes-Barre Area School District PA GO (BAM)	5.00%		4/15/2059	AA	2,500,000	2,564,226
Total						452,759,518

Health Care 13.49%
Allegheny County Hospital Development Authority PA	4.00%		4/1/2037	A	3,120,000	3,062,860
Antelope Valley Healthcare District CA	5.00%		3/1/2041	BBB	3,000,000	2,981,521
Antelope Valley Healthcare District CA	5.00%		3/1/2046	BBB	2,615,000	2,521,082
Berks County Industrial Development Authority - Tower Health Oblig Group PA	4.00%		11/1/2038	BB-	5,000,000	3,167,910
Berks County Industrial Development Authority - Tower Health Oblig Group PA	5.00%		11/1/2036	BB-	5,000,000	3,775,897
Berks County Municipal Authority - Tower Health Oblig Group PA	5.00%	#(a)	2/1/2040	BB-	2,680,000	2,524,074
Berks County Municipal Authority - Tower Health Oblig Group PA	5.00%	#(a)	2/1/2040	BB-	605,000	505,477
Berks County Municipal Authority - Tower Health Oblig Group PA	5.00%		11/1/2044	BB-	10,000,000	6,948,456
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%		12/1/2045	BB	2,000,000	1,941,679
California Health Facilities Financing Authority - Cedars-Sinai Med Ctr Oblg CA	3.00%		8/15/2051	AA-	7,545,000	5,658,964
California Health Facilities Financing Authority - City of Hope Oblig Group CA	4.00%		11/15/2045	A	7,050,000	6,372,468
California Health Facilities Financing Authority - Sutter Health Oblig Group CA	4.00%		11/15/2042	A1	2,000,000	1,943,535
California Municipal Finance Authority - Cmnty Hosps Ctrl Ca Grp CA	5.00%		2/1/2047	A-	6,940,000	7,115,903
California Public Finance Authority - Hoag Mem Hosp Oblig Grp CA	4.00%		7/15/2051	AA	2,000,000	1,890,109

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority - Cedars-Sinai Med Ctr CA	4.00%	7/1/2048	AA-		$4,500,000	$4,317,562
California Statewide Communities Development Authority - Eskaton Pptys Inc Oblg Gp CA	5.25%	11/15/2034	BBB-		1,875,000	1,874,956
California Statewide Communities Development Authority - Loma Linda Univ Med Obl CA†	5.25%	12/1/2043	BB		4,510,000	4,550,313
California Statewide Communities Development Authority - Loma Linda Univ Med Obl CA	5.50%	12/1/2054	BB		6,875,000	6,907,411
California Statewide Communities Development Authority - Loma Linda Univ Med Obl CA†	5.50%	12/1/2058	BB		3,375,000	3,399,228
City of Grand Forks - Altru Health System Oblig ND	4.00%	12/1/2046	Baa2		1,125,000	953,364
City of Minneapolis - Fairview Hlth Svcs Oblig MN	5.00%	11/15/2049	A		5,400,000	5,510,534
Colorado Health Facilities Authority - Adventhealth Oblig Group CO	4.00%	11/15/2043	AA		20,000,000	18,660,226
Colorado Health Facilities Authority - Commonspirit Hlth Oblig CO	4.00%	8/1/2038	A-		1,875,000	1,727,421
Colorado Health Facilities Authority - Commonspirit Hlth Oblig CO	5.00%	8/1/2044	A-		3,000,000	3,006,985
Connecticut State Health & Educational Facilities Authority - Nuvance Health CT	4.00%	7/1/2041	BBB+		10,920,000	9,701,981
Connecticut State Health & Educational Facilities Authority - Nuvance Health CT	4.00%	7/1/2049	BBB+		9,325,000	7,918,464
County of Baltimore - Riderwood Vlg Oblig Group MD	4.00%	1/1/2045	A	(e)	5,250,000	4,736,658
County of Baltimore - Riderwood Vlg Oblig Group MD	4.00%	1/1/2050	A	(e)	1,500,000	1,325,503
County of Cuyahoga - The Metrohealth System OH	5.00%	2/15/2057	BBB		1,000,000	964,409
County of Cuyahoga - The Metrohealth System OH	5.50%	2/15/2052	BBB		8,925,000	9,050,737
County of Cuyahoga - The Metrohealth System OH	5.50%	2/15/2057	BBB		5,250,000	5,302,646
County of Montgomery - Dayton Childrens Hosp Obl OH	4.00%	8/1/2051	A1		7,000,000	6,212,825

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
County of Montgomery - Premier Hlth Partners Obl OH	4.00%	11/15/2042	Baa1		$8,440,000	$7,530,539
County of Muskingum - Genesis Hlthcare Oblig Gp OH	5.00%	2/15/2044	BB+		2,650,000	2,407,525
Crawford County Hospital Authority - Meadville Med Ctr Oblig PA	6.00%	6/1/2046	NR		950,000	966,889
Crawford County Hospital Authority - Meadville Med Ctr Oblig PA	6.00%	6/1/2051	NR		1,115,000	1,127,307
Denver Health & Hospital Authority CO	5.25%	12/1/2045	BBB		700,000	703,728
Duluth Economic Development Authority - Essentia Health Oblig Grp MN	5.00%	2/15/2053	A-		5,000,000	4,904,907
Duluth Economic Development Authority - Essentia Health Oblig Grp MN	5.25%	2/15/2053	A-		2,870,000	2,892,305
Duluth Economic Development Authority - Essentia Health Oblig Grp MN	5.25%	2/15/2058	A-		22,000,000	22,121,803
Duluth Economic Development Authority - St Lukes Hosp Duluth Obl MN	5.25%	6/15/2052	BBB-		5,000,000	5,031,581
Florida Development Finance Corp. - Shands Jacksonville Oblig FL (AGM)	4.00%	2/1/2046	AA		2,360,000	2,156,808
Gainesville & Hall County Hospital Authority - Northeast Ga Hlth Sys Grp GA	5.00%	2/15/2030	A		3,345,000	3,644,241
Gainesville & Hall County Hospital Authority - Northeast Ga Hlth Sys Grp GA	5.00%	2/15/2032	A		5,545,000	5,987,132
Genesee County Funding Corp. - Rochester Regl Health Obl NY	5.25%	12/1/2052	BBB+		4,000,000	4,054,023
Greenville Health System - Prisma Health Oblig Grp SC	5.00%	5/1/2034	A		3,970,000	4,006,217
Hillsborough County Industrial Development Authority - Florida Hlth Sciences Og FL	4.00%	8/1/2045	Baa1		9,280,000	8,204,116
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple Univ Hlth Obl Grp PA	5.00%	7/1/2031	BBB		1,000,000	1,038,692
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple Univ Hlth Obl Grp PA	5.00%	7/1/2032	BBB		1,000,000	1,036,246
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple Univ Hlth Obl Grp PA	5.00%	7/1/2033	BBB		2,950,000	3,047,650
Illinois Finance Authority - Univ Chicago Med Ctr Og IL	5.00%	8/15/2052	AA-	(e)	5,000,000	5,136,426
Lee Memorial Hlth Sys FL	4.00%	4/1/2049	A+		5,500,000	4,892,259

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Martin County Health Facilities Authority - Cleveland Clinic Hlth FL	4.00%	1/1/2046	AA		$5,000,000	$4,654,670
Maryland Health & Higher Educational Facilities Authority - Adventist Hlthcare MD	5.50%	1/1/2046	Baa3		16,615,000	16,109,764
Maryland Health & Higher Educational Facilities Authority - Doctors Hosp Inc Oblg Grp MD	5.00%	7/1/2038	A3		7,080,000	7,182,524
Maryland Health & Higher Educational Facilities Authority - Mercy Medical Center MD	5.00%	7/1/2036	BBB+		1,320,000	1,352,001
Maryland Health & Higher Educational Facilities Authority - Mercy Medical Center MD	5.00%	7/1/2038	BBB+		2,250,000	2,285,312
Massachusetts Development Finance Agency - Boston Med Ctr Oblig Grp MA	5.00%	7/1/2031	BBB		1,980,000	2,046,589
Massachusetts Development Finance Agency - Boston Med Ctr Oblig Grp MA	5.00%	7/1/2035	BBB		5,115,000	5,217,779
Massachusetts Development Finance Agency - Mass General Brigham Inc MA	4.00%	7/1/2041	AA-		4,000,000	3,867,003
Massachusetts Development Finance Agency - Wellforce MA	4.00%	7/1/2035	BBB+		2,000,000	1,964,650
Massachusetts Development Finance Agency - Wellforce Obligated Group MA	5.00%	7/1/2039	BBB+		2,685,000	2,714,604
Massachusetts Development Finance Agency - Wellforce Obligated Group MA (AGM)	4.00%	10/1/2045	AA		1,685,000	1,538,350
Michigan Finance Authority - Trinity Hlth Corp Oblig MI	4.00%	12/1/2049	AA-		6,000,000	5,415,894
Michigan State Hospital Finance Authority - Ascension Hlth Credit Grp MI	5.00%	11/15/2047	AA+	(e)	4,000,000	4,087,696
Montana Facility Finance Authority - Kalispell Regl Med Ctr Ob MT	5.00%	7/1/2043	BBB		4,000,000	4,009,880
Montana Facility Finance Authority - Kalispell Regl Med Ctr Ob MT	5.00%	7/1/2048	BBB		5,760,000	5,668,385
Montgomery County Higher Education & Health Authority - Thomas Jefferson Univ Obl PA	4.00%	9/1/2049	A		3,960,000	3,442,464
Montgomery County Industrial Development Authority - Whitemarsh Cont Care Obl PA	5.375%	1/1/2050	NR		1,070,000	979,804
Nassau County Local Economic Assistance Corp. - Catholic Hlth Lng Isl Obl NY	5.00%	7/1/2029	A-		1,000,000	1,023,812
Nassau County Local Economic Assistance Corp. - Catholic Hlth Lng Isl Obl NY	5.00%	7/1/2030	A-		580,000	593,499

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Nassau County Local Economic Assistance Corp. - Catholic Hlth Lng Isl Obl NY	5.00%	7/1/2031	A-		$1,620,000	$1,656,695
Nassau County Local Economic Assistance Corp. - Catholic Hlth Lng Isl Obl NY	5.00%	7/1/2034	A-		1,100,000	1,121,538
Nebraska Educational Health Cultural & Social Services Finance Authority - Immanuel Retire Comm Obl NE	4.00%	1/1/2044	AA	(e)	3,500,000	3,366,378
Nebraska Educational Health Cultural & Social Services Finance Authority - Immanuel Retire Comm Obl NE	4.00%	1/1/2049	AA	(e)	6,500,000	6,122,102
New Jersey Health Care Facilities Financing Authority - University Hospital NJ (AGM)	5.00%	7/1/2029	AA		135,000	140,578
New York Dormitory Authority Revenue NY(f)	5.00%	5/1/2052	A3		33,500,000	34,188,043
New York State Dormitory Authority - Garnet Hlth Med Ctr Oblig NY†	5.00%	12/1/2031	BBB-		1,300,000	1,330,085
New York State Dormitory Authority - Garnet Hlth Med Ctr Oblig NY†	5.00%	12/1/2040	BBB-		1,300,000	1,230,560
New York State Dormitory Authority - Montefiore Obligated Group NY	4.00%	8/1/2036	BBB-		1,450,000	1,297,776
New York State Dormitory Authority - Montefiore Obligated Group NY	4.00%	8/1/2038	BBB-		4,725,000	4,142,030
New York State Dormitory Authority - Montefiore Obligated Group NY	5.00%	8/1/2028	BBB-		3,055,000	3,156,161
Niagara Area Development Corp. - Catholic Hlth Sys Oblig NY	5.00%	7/1/2052	B-		1,500,000	1,095,717
Oklahoma Development Finance Authority - Ou Medicine OK	5.50%	8/15/2052	BB-		8,590,000	7,861,083
Oklahoma Development Finance Authority - Ou Medicine OK (AGM)	4.00%	8/15/2048	AA		4,000,000	3,736,638
Oneida County Local Development Corp. - Mohawk Valley Hlth NY (AGM)	4.00%	12/1/2049	AA		4,500,000	4,042,762
Palm Beach County Health Facilities Authority - Lifespace Communities FL	5.00%	5/15/2053	BBB	(e)	2,375,000	1,929,304
Palomar Health CA	5.00%	11/1/2036	BBB		6,025,000	6,137,812
Palomar Health CA	5.00%	11/1/2039	BBB		5,500,000	5,540,316
Pennsylvania Economic Development Financing Authority - UPMC Obligated Group PA	3.00%	10/15/2038	A		4,725,000	3,897,476

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Pennsylvania Higher Educational Facilities Authority - Univ of Penn Hlth Sys PA	4.00%	8/15/2044	AA	$3,055,000	$2,841,436
Public Finance Authority - Moses Cone Hospital Ob Gp WI	5.00%	10/1/2052	AA-	8,750,000	9,046,551
Public Finance Authority - Proton Intl Alabama LLC WI†	6.85%	10/1/2047	NR	1,410,000	1,100,386
Regents of the University of California Medical Center Pooled Revenue CA	5.25%	5/15/2038	AA-	660,000	662,642
Roanoke Economic Development Authority - Carilion Clinic VA	3.00%	7/1/2045	AA-	6,950,000	5,243,072
Savannah Hospital Authority - St Joseph’S/Candler GA	4.00%	7/1/2039	A2	4,500,000	4,406,223
Savannah Hospital Authority - St Joseph’S/Candler GA	4.00%	7/1/2043	A2	5,000,000	4,688,261
South Carolina Jobs-Economic Development Authority - Bon Secours Mercy Hlth SC	5.00%	12/1/2046	A+	8,000,000	8,367,370
Tarrant County Cultural Education Facilities Financial Corporation Revenue TX(f)	5.00%	7/1/2053	A1	9,550,000	9,742,202
Vermont Educational & Health Buildings Financing Agency - Univ of Vt Hlth VT	5.00%	12/1/2035	A	4,500,000	4,690,089
Washington Health Care Facilities Authority - Overlake Hosp Med Ctr WA	5.00%	7/1/2038	A	4,000,000	4,053,933
Westchester County Healthcare Corp. Obl NY	6.00%	11/1/2030	BBB-	105,000	105,167
Westchester County Healthcare Corp. Obl NY	6.125%	11/1/2037	BBB-	30,000	30,071
Wisconsin Health & Educational Facilities Authority - Sauk-Prairie Mem Hosp Obl WI	5.375%	2/1/2048	Ba2	840,000	840,120	(c)
Total					459,386,809

Housing 2.32%
California Housing Finance Agency CA	3.25%	8/20/2036	BBB	7,377,387	6,383,029
California Housing Finance Agency CA	3.50%	11/20/2035	BBB+	5,700,256	5,159,507
California Housing Finance Agency CA	4.00%	3/20/2033	BBB+	9,321,523	9,004,352
California Housing Finance Agency CA	4.25%	1/15/2035	BBB+	6,650,729	6,434,114
California Municipal Finance Authority - Bowles Hall Foundation CA	5.00%	6/1/2050	Baa3	1,410,000	1,410,239
California Municipal Finance Authority - Caritas Affordable Hsg CA	5.25%	8/15/2039	A-	650,000	661,060

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
CSCDA Community Improvement Authority CA†	3.125%	8/1/2056	NR	$4,500,000	$3,106,005
CSCDA Community Improvement Authority CA†	4.00%	9/1/2046	NR	1,000,000	783,870
CSCDA Community Improvement Authority CA†	4.00%	12/1/2056	NR	3,250,000	2,312,467
FHLMC Multifamily VRD Certificates VA	4.60%	12/15/2044	AA+	5,485,000	5,539,991
Industrial Development Authority of the City of Phoenix - Downtown Phoenix Std Hsg AZ	5.00%	7/1/2037	Baa3	1,000,000	1,006,672
Louisiana Public Facilities Authority - Louisianav St Univ & Agric LA	5.00%	7/1/2059	A3	2,000,000	2,023,828
Maryland Economic Development Corp. MD	5.75%	7/1/2053	NR	2,000,000	2,117,368
Maryland Economic Development Corp. MD	6.00%	7/1/2058	NR	5,000,000	5,346,892
Michigan State Housing Development Authority MI	3.60%	10/1/2060	AA	6,330,000	4,925,622
New Hampshire Business Finance Authority NH	4.00%	10/20/2036	BBB	10,966,955	10,219,192
New Hampshire Business Finance Authority NH	4.375%	9/20/2036	BBB	5,465,970	5,282,470
New York State Dormitory Authority NY	3.00%	7/1/2045	Aa3	5,037,000	3,832,773
Toledo-Lucas County Port Authority - Chf-Toledo LLC OH	5.00%	7/1/2034	BBB-	1,000,000	980,315
Toledo-Lucas County Port Authority - Chf-Toledo LLC OH	5.00%	7/1/2039	BBB-	1,500,000	1,433,449	(c)
Toledo-Lucas County Port Authority - Chf-Toledo LLC OH	5.00%	7/1/2046	BBB-	1,000,000	916,026	(c)
Total					78,879,241

Lease Obligations 4.09%
Illinois Sports Facilities Authority IL (AGM)	5.00%	6/15/2027	AA	3,500,000	3,570,270
Illinois Sports Facilities Authority IL (AGM)	5.00%	6/15/2028	AA	865,000	882,121
Indiana Finance Authority IN	5.25%	2/1/2032	AA+	5,000,000	5,243,668
Kentucky Bond Development Corp. KY	4.00%	9/1/2048	A+	6,645,000	6,230,312
Los Angeles County Public Works Financing Authority CA	5.00%	12/1/2045	AA+	6,240,000	6,800,832
Metropolitan Pier & Exposition Authority IL (NPFCG)(FGIC)	Zero Coupon	12/15/2032	A-	3,575,000	2,344,743
Michigan Finance Authority MI	4.00%	11/1/2048	Aa3	3,500,000	3,210,065

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
Michigan State Building Authority MI	4.00%	4/15/2054	Aa2	$6,500,000	$6,125,061
New Jersey Economic Development Authority - NYNJ Link Borrower LLC NJ AMT	5.625%	1/1/2052	BBB+	7,500,000	7,525,096
New Jersey Economic Development Authority NJ	5.00%	6/15/2036	A3	1,285,000	1,339,649
New Jersey Economic Development Authority NJ	5.00%	6/15/2041	A3	5,050,000	5,132,655
New Jersey Economic Development Authority NJ	5.00%	6/15/2042	A3	4,930,000	5,012,162
New Jersey Economic Development Authority NJ	5.00%	6/15/2043	A3	4,500,000	4,588,395
New Jersey Economic Development Authority NJ	5.00%	11/1/2044	A3	5,500,000	5,608,743
New Jersey Economic Development Authority NJ	5.00%	6/15/2047	A3	6,050,000	6,114,725
New Jersey Economic Development Authority NJ (NPFGC)(FGIC)	5.50%	9/1/2029	A3	7,500,000	8,473,376
New Jersey Educational Facilities Authority NJ	4.00%	9/1/2029	A3	5,445,000	5,488,184
New Jersey Transportation Trust Fund Authority NJ	Zero Coupon	12/15/2028	A3	10,000,000	7,972,850
New Jersey Transportation Trust Fund Authority NJ	Zero Coupon	12/15/2031	A3	1,935,000	1,339,072
New Jersey Transportation Trust Fund Authority NJ	Zero Coupon	12/15/2037	A3	3,390,000	1,668,021
New Jersey Transportation Trust Fund Authority NJ	Zero Coupon	12/15/2038	A3	6,760,000	3,114,493
New Jersey Transportation Trust Fund Authority NJ	4.00%	12/15/2031	A3	2,125,000	2,161,321
New Jersey Transportation Trust Fund Authority NJ	5.00%	6/15/2030	A+	3,000,000	3,158,199
New Jersey Transportation Trust Fund Authority NJ	5.00%	6/15/2031	A+	2,400,000	2,520,884
New Jersey Transportation Trust Fund Authority NJ	5.00%	6/15/2033	A3	4,565,000	4,998,433
New Jersey Transportation Trust Fund Authority NJ	5.00%	12/15/2035	A3	4,200,000	4,419,450
New Jersey Transportation Trust Fund Authority NJ	5.00%	12/15/2036	A3	3,500,000	3,668,534

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Transportation Trust Fund Authority NJ	5.00%		6/15/2046	A3	$14,595,000	$14,796,983
New York City Transitional Finance Authority Building Aid Revenue NY	5.00%		7/15/2035	AA	545,000	589,227
St. Louis Municipal Finance Corp. MO (AGM)	5.00%		10/1/2045	AA	2,500,000	2,580,894
St. Louis Municipal Finance Corp. MO (AGM)	5.00%		10/1/2049	AA	2,625,000	2,687,970
Total						139,366,388

Other Revenue 2.67%
California Infrastructure & Economic Development Bank - Acad of Motion Pics oblig CA	5.00%		11/1/2041	Aa2	2,500,000	2,525,683
California School Finance Authority - Green Dot Public Schs Obg CA†	5.00%		8/1/2048	BBB-	1,650,000	1,642,315
City of Miami Beach Parking Revenue FL (BAM)	5.00%		9/1/2040	AA	2,000,000	2,070,577
Clifton Higher Education Finance Corp. - Idea Public Schools TX	5.00%		8/15/2042	A-	275,000	275,163
Clifton Higher Education Finance Corp. - Idea Public Schools TX	6.00%		8/15/2043	A-	1,000,000	1,012,579
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	6.125%		8/15/2048	NR	7,825,000	7,945,802
Commonwealth of Puerto Rico PR	Zero Coupon	#(a)	11/1/2051	NR	5,142,778	2,256,394
District of Columbia - Friendship Pub Chtr Sch DC	5.00%		6/1/2041	BBB	1,935,000	1,946,850
Florida Development Finance Corp. FL	5.00%		6/15/2050	BBB	2,135,000	2,042,566
Florida Development Finance Corp. FL	5.00%		6/15/2055	BBB	1,500,000	1,407,638
Grand River Hospital District CO GO (AGM)	5.25%		12/1/2034	AA	1,000,000	1,064,724
Grand River Hospital District CO GO (AGM)	5.25%		12/1/2035	AA	1,000,000	1,058,734
Grand River Hospital District CO GO (AGM)	5.25%		12/1/2037	AA	1,160,000	1,216,212
Illinois Finance Authority - Noble Network Charter Sch IL	6.125%		9/1/2039	BBB	6,000,000	6,065,383
Indianapolis Local Public Improvement Bond Bank IN	5.00%		2/1/2031	AA-	7,120,000	7,248,502

Long Beach Bond Finance Authority CA	4.536% (3 Mo. LIBOR * .67 + 1.45%	)#	11/15/2027	A2	9,000,000	8,812,072
Lower Alabama Gas District AL	4.00%	#(a)	12/1/2050	A2	2,000,000	1,984,725
Main Street Natural Gas, Inc. GA	5.00%		5/15/2037	A3	2,990,000	3,063,451

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Main Street Natural Gas, Inc. GA	5.00%	5/15/2043	A3	$3,250,000	$3,251,910
Maricopa County Industrial Development Authority AZ†	5.00%	7/1/2049	BB+	1,165,000	1,038,196
Maricopa County Industrial Development Authority AZ†	5.00%	7/1/2054	BB+	1,000,000	870,998
Michigan Finance Authority - Bradford Academy MI	4.30%	9/1/2030	NR	300,000	270,056	(c)
Michigan Finance Authority - Bradford Academy MI	4.80%	9/1/2040	NR	565,000	464,940
Michigan Finance Authority - Bradford Academy MI	5.00%	9/1/2050	NR	925,000	728,139
Middlesex County Improvement Authority NJ	6.125%	1/1/2025	NR	1,250,000	15,625
Middlesex County Improvement Authority NJ	6.25%	1/1/2037	NR	1,700,000	21,250
M-S-R Energy Authority CA	6.125%	11/1/2029	BBB+	1,965,000	2,175,605
New Jersey Economic Development Authority - Friends of Team Acdmy Obg NJ	6.00%	10/1/2043	BBB	3,500,000	3,550,706
New Jersey Economic Development Authority NJ	5.00%	11/1/2052	A3	10,375,000	10,499,446
Trust for Cultural Resources of The City of New York - Lincoln Ctr Perform Arts NY	4.00%	12/1/2033	A	2,000,000	2,050,924
Trust for Cultural Resources of The City of New York - Lincoln Ctr Perform Arts NY	4.00%	12/1/2035	A	1,750,000	1,755,136
Trust for Cultural Resources of The City of New York - Lincoln Ctr Perform Arts NY	5.00%	12/1/2031	A	1,250,000	1,422,406
Washington State Convention Center Public Facilities District WA	4.00%	7/1/2031	NR	10,000,000	9,165,792
Total					90,920,499

Pre-Refunded 0.03%
School District of Philadelphia PA GO	5.00%	9/1/2038	A1	995,000	1,026,649

Special Tax 1.84%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%	5/1/2032	Ba3	1,845,000	1,837,335
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%	5/1/2042	NR	3,250,000	3,131,321
Atlanta Urban Redevelopment Agency GA†	3.625%	7/1/2042	NR	1,850,000	1,521,426

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Atlanta Urban Redevelopment Agency GA†	3.875%	7/1/2051	NR	$3,325,000	$2,636,518
City of Irvine CA Special Tax	5.00%	9/1/2044	NR	500,000	503,466
Commonwealth of Pennsylvania COPS	4.00%	7/1/2046	A	2,375,000	2,188,222
Gramercy Farms Community Development District FL~	Zero Coupon	5/1/2039	NR	2,600,000	1,352,000
Gramercy Farms Community Development District FL(b)	5.25%	5/1/2039	NR	1,340,000	214	(c)
Inland Valley Development Agency CA Tax Allocation	5.25%	9/1/2037	A	4,875,000	4,965,139
New Jersey Economic Development Authority NJ Mtromall Urban	6.50%	4/1/2028	Baa2	2,040,329	2,024,924
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2034	AA	1,000,000	923,301
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2046	AA	4,450,000	3,319,580
Rancho Cucamonga Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	9/1/2030	AA	1,500,000	1,553,859
Rancho Cucamonga Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	9/1/2031	AA	1,400,000	1,450,773
River Islands Public Financing Authority CA Special Tax (AGM)	5.25%	9/1/2052	AA	2,500,000	2,691,231
Riverside County Redevelopment Successor Agency CA Tax Allocation	8.50%	10/1/2041	A	11,195,000	13,457,299
State of Connecticut Special Tax Revenue CT	5.00%	8/1/2034	AA	3,600,000	3,778,974
State of Connecticut Special Tax Revenue CT	5.00%	1/1/2037	AA	7,000,000	7,506,430
State of Connecticut Special Tax Revenue CT	5.00%	1/1/2038	AA	4,250,000	4,539,839
Stone Canyon Community Improvement District MO(b)	5.70%	4/1/2022	NR	1,000,000	260,000
Stone Canyon Community Improvement District MO(b)	5.75%	4/1/2027	NR	1,300,000	338,000
Village Community Development District No. 13 FL	3.00%	5/1/2041	NR	1,250,000	877,318

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Special Tax (continued)
Village Community Development District No. 13 FL	3.25%	5/1/2052	NR		$2,745,000	$1,776,119
Total						62,633,288

Tax Revenue 5.42%
Casino Reinvestment Development Authority, Inc. NJ	5.25%	11/1/2039	Baa2		3,300,000	3,359,128
Casino Reinvestment Development Authority, Inc. NJ	5.25%	11/1/2044	Baa2		1,950,000	1,980,096
Chicago Board of Education IL	5.00%	4/1/2042	A	(e)	1,800,000	1,803,209
Chicago Transit Authority Sales Tax Receipts Fund IL	5.25%	12/1/2049	AA		10,000,000	10,104,879
City of Reno NV (AGM)	4.00%	6/1/2043	AA		4,725,000	4,474,872
City of Reno NV (AGM)	4.00%	6/1/2046	AA		6,800,000	6,268,490
City of Sparks NV†	2.50%	6/15/2024	Ba2		115,000	111,576
City of Sparks NV†	2.75%	6/15/2028	Ba2		750,000	670,383
Compton Community Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	8/1/2042	AA		1,250,000	1,315,951
County of Cook Sales Tax Revenue IL	4.00%	11/15/2034	AA-		3,750,000	3,768,572
Lower Colorado River Authority TX	6.00%	5/15/2052	A+	(e)	1,700,000	1,954,074
Massachusetts School Building Authority MA	4.00%	2/15/2043	AA		1,000,000	964,027
Matching Fund Special Purpose Securitization Corp. VI	5.00%	10/1/2032	NR		1,500,000	1,556,127
Metropolitan Pier & Exposition Authority IL	5.50%	6/15/2053	A-		4,415,000	4,455,559
Metropolitan Pier & Exposition Authority IL (NPFCG)(FGIC)	Zero Coupon	12/15/2030	A-		10,535,000	7,648,924
Metropolitan Pier & Exposition Authority IL (NPFCG)(FGIC)	Zero Coupon	12/15/2036	A-		10,000,000	5,167,842
Metropolitan Pier & Exposition Authority IL (NPFGC)(FGIC)	Zero Coupon	12/15/2037	A-		15,000,000	7,326,962
Metropolitan Pier & Exposition Authority IL TCRS (BAM)	5.00%	6/15/2053	AA		915,000	954,554
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	5/1/2037	AAA		3,000,000	2,963,962
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	2/1/2041	AAA		4,500,000	4,314,132
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	8/1/2042	AAA		1,000,000	952,787

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	11/1/2042	AAA	$5,720,000	$5,447,637
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	5/1/2044	AAA	1,000,000	941,361
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2036	AAA	1,000,000	1,017,092
New York State Dormitory Authority NY	3.00%	3/15/2050	AA+	5,000,000	3,769,881
New York State Urban Development Corp. NY	3.00%	3/15/2047	AA+	3,740,000	2,891,268
New York State Urban Development Corp. NY	3.00%	3/15/2048	AA+	9,590,000	7,352,204
New York State Urban Development Corp. NY	3.00%	3/15/2050	AA+	7,620,000	5,756,131
New York State Urban Development Corp. NY	4.00%	3/15/2042	Aa1	5,000,000	4,766,738
New York State Urban Development Corp. NY	5.00%	3/15/2033	AA+	750,000	752,077
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	Zero Coupon	7/1/2029	NR	1,271,000	927,823
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	Zero Coupon	7/1/2031	NR	2,122,000	1,384,970
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	Zero Coupon	7/1/2033	NR	2,549,000	1,485,948
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	Zero Coupon	7/1/2051	NR	2,523,000	457,332
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.329%	7/1/2040	NR	5,803,000	5,242,071
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.329%	7/1/2040	NR	5,253,000	4,745,235
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.536%	7/1/2053	NR	39,000	33,347
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.55%	7/1/2040	NR	129,000	118,669
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.75%	7/1/2053	NR	4,895,000	4,339,159
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	5.00%	7/1/2058	NR	6,033,000	5,492,624
San Francisco Bay Area Rapid Transit District CA GO	3.00%	8/1/2042	Aaa	5,180,000	4,355,365
San Leandro Unified School District CA GO	5.25%	8/1/2048	AA-	10,500,000	11,647,837

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
State of Connecticut Special Tax Revenue CT	4.00%	5/1/2039	AA	$3,150,000	$3,098,470
Territory of Guam GU	4.00%	1/1/2042	Ba1	1,500,000	1,312,262
Triborough Bridge & Tunnel Authority NY	5.00%	5/15/2051	AA+	6,555,000	6,941,472
Triborough Bridge & Tunnel Authority NY	5.00%	5/15/2052	AA+	3,000,000	3,335,173
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%	5/15/2052	AA+	10,335,000	11,331,011
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%	5/15/2057	AA+	2,500,000	2,738,801
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%	5/15/2062	AA+	7,905,000	8,626,508
Vermont Student Assistance Corp. VT AMT	3.375%	6/15/2036	A	2,300,000	2,238,008
Total					184,662,580

Tobacco 3.18%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR	33,845,000	29,421,025
California County Tobacco Securitization Agency CA	5.00%	6/1/2049	BBB+	195,000	195,710
Commonwealth Financing Authority PA (AGM)	4.00%	6/1/2039	AA	15,000,000	14,775,725
Golden State Tobacco Securitization Corp. CA	Zero Coupon	6/1/2066	NR	50,000,000	5,823,775
Iowa Tobacco Settlement Authority IA	4.00%	6/1/2049	BBB+	2,000,000	1,672,466
Michigan Finance Authority MI	4.00%	6/1/2049	BBB+	4,000,000	3,319,722
Michigan Finance Authority MI	5.00%	6/1/2049	BBB+	5,355,000	5,301,291
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	20,000,000	1,038,272
Tobacco Securitization Authority of Southern California - San Diego County Tobacco CA	5.00%	6/1/2048	BBB+	3,500,000	3,534,554
Tobacco Securitization Authority of Southern California - San Diego County Tobacco CA	5.00%	6/1/2048	BBB-	8,505,000	8,468,890
Tobacco Settlement Authority WA	5.25%	6/1/2032	A	460,000	460,409
Tobacco Settlement Financing Corp. LA	5.25%	5/15/2035	A-	2,310,000	2,338,245
Tobacco Settlement Financing Corp. NJ	3.20%	6/1/2027	A	5,000	4,985
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2031	A	4,605,000	4,832,743
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2033	A-	1,000,000	1,044,703
Tobacco Settlement Financing Corp. NJ	5.25%	6/1/2046	BBB+	9,300,000	9,334,250

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-		$7,540,000	$6,950,993
TSASC, Inc. NY	5.00%	6/1/2023	B-		3,400,000	3,390,934
TSASC, Inc. NY	5.00%	6/1/2035	A-		1,390,000	1,419,508
TSASC, Inc. NY	5.00%	6/1/2048	NR		5,550,000	4,902,946
Total						108,231,146

Transportation 22.20%
Alameda Corridor Transportation Authority CA (AGM)	5.00%	10/1/2034	AA		3,650,000	3,835,213
California Municipal Finance Authority - Lax Integrated Express CA AMT	4.00%	12/31/2047	BBB-	(e)	9,450,000	7,985,798
California Municipal Finance Authority - Lax Integrated Express CA AMT	5.00%	12/31/2038	BBB-	(e)	5,000,000	5,091,399
Canaveral Port Authority FL	5.00%	6/1/2048	A3		4,890,000	5,060,034
Canaveral Port Authority FL AMT	5.00%	6/1/2045	A3		4,630,000	4,821,162
Central Florida Expressway Authority FL	4.00%	7/1/2035	A+		5,000,000	5,054,574
Central Texas Regional Mobility Authority TX	5.00%	1/1/2045	A-		4,500,000	4,757,091
Central Texas Turnpike System TX	5.00%	8/15/2033	A-		5,750,000	5,817,173
Central Texas Turnpike System TX	5.00%	8/15/2037	A-		2,500,000	2,507,493
Chicago Midway International Airport IL	4.00%	1/1/2034	A-		1,000,000	1,001,655
Chicago O’Hare International Airport - TRIPS Obligated Group IL AMT	5.00%	7/1/2048	BBB+		3,500,000	3,444,331
Chicago O’Hare International Airport IL	4.00%	1/1/2044	A+		13,500,000	12,681,340
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2047	A+		5,735,000	5,752,623
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2048	A+		20,000,000	20,276,414
City & County of Denver Airport System Revenue CO	4.00%	12/1/2043	A+		5,000,000	4,736,139
City & County of Denver Airport System Revenue CO AMT	4.00%	12/1/2048	A+		4,255,000	3,706,274
City & County of Denver Airport System Revenue CO AMT	5.25%	11/15/2043	A+		8,000,000	8,037,154
City of Atlanta Airport Passenger Facility Charge GA AMT	4.00%	7/1/2039	AA-		2,250,000	2,120,985
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	1/1/2028	AA-		2,000,000	2,044,460
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	1/1/2031	AA-		4,000,000	4,075,636

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
City of Cleveland Airport System Revenue OH (AGM)	5.00%	1/1/2031	AA	$900,000	$934,203
City of Houston Airport System Revenue - United Airlines Inc TX AMT	6.625%	7/15/2038	Ba3	2,500,000	2,500,758
City of Los Angeles Department of Airports CA AMT(d)	4.00%	5/15/2041	NR	100,000	109,341
City of Los Angeles Department of Airports CA AMT(d)	4.00%	5/15/2041	NR	3,595,000	3,280,983
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2049	AA-	5,000,000	4,380,172
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2033	AA-	5,115,000	5,608,486
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2039	AA	9,000,000	9,459,657
City of Philadelphia Airport Revenue PA AMT	5.00%	7/1/2042	A2	4,440,000	4,502,168
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2034	A	5,000,000	5,212,194
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2036	A	10,045,000	10,639,374
City of San Antonio Airport System TX AMT	5.00%	7/1/2045	A1	8,435,000	8,507,751
City of St. Louis Airport Revenue MO (AGM)	5.00%	7/1/2047	AA	7,500,000	7,698,741
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2028	A1	4,435,000	4,539,043
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2029	A1	2,500,000	2,553,687
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2034	A1	10,000,000	10,109,145
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2044	A	6,000,000	6,093,061
County of Miami-Dade Rickenbacker Causeway Revenue FL	5.00%	10/1/2029	A-	500,000	512,182
County of Miami-Dade Rickenbacker Causeway Revenue FL	5.00%	10/1/2030	A-	550,000	563,156
County of Miami-Dade Rickenbacker Causeway Revenue FL	5.00%	10/1/2032	A-	1,160,000	1,185,586
County of Miami-Dade Seaport Department FL (AGM)	4.00%	10/1/2049	AA	9,325,000	8,373,067

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
County of Osceola Transportation Revenue FL	5.00%	10/1/2039	BBB+	$1,000,000	$1,007,320
County of Sacramento Airport System Revenue CA	5.00%	7/1/2041	A	8,000,000	8,218,462
Dallas Fort Worth International Airport TX	5.00%	11/1/2030	A+	850,000	863,587
E-470 Public Highway Authority CO (NPFCG)(FGIC)	Zero Coupon	9/1/2032	A	4,200,000	2,977,282
E-470 Public Highway Authority CO (NPFCG)(FGIC)	Zero Coupon	9/1/2037	A	7,720,000	3,816,860
Eagle County Airport Terminal Corp. CO AMT	5.00%	5/1/2033	Baa2	2,430,000	2,468,052
Eagle County Airport Terminal Corp. CO AMT	5.00%	5/1/2037	Baa2	1,000,000	994,737
Eagle County Airport Terminal Corp. CO AMT	5.00%	5/1/2041	Baa2	3,000,000	2,942,756
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon	1/15/2033	A	5,000,000	3,305,300
Foothill-Eastern Transportation Corridor Agency CA	3.50%	1/15/2053	A	7,190,000	5,844,646
Foothill-Eastern Transportation Corridor Agency CA	3.95%	1/15/2053	A	5,000,000	4,448,194
Foothill-Eastern Transportation Corridor Agency CA	4.00%	1/15/2043	A-	16,723,000	15,757,493
Foothill-Eastern Transportation Corridor Agency CA	4.00%	1/15/2046	A	10,000,000	9,260,696
Greater Orlando Aviation Authority FL AMT	4.00%	10/1/2049	AA-	6,375,000	5,553,127
Hampton Roads Transportation Accountability Commission VA(f)	5.25%	7/1/2060	AA	20,000,000	21,371,910
Kansas City Industrial Development Authority MO AMT	4.00%	3/1/2036	A2	3,000,000	2,874,969
Maryland Economic Development Corp. - Ports America Chesapeake MD AMT	5.00%	6/1/2044	Baa2	375,000	380,373
Maryland Economic Development Corp. - Ports America Chesapeake MD AMT	5.00%	6/1/2049	Baa2	750,000	757,058	(c)
Maryland Economic Development Corp. - Purple Line Transit Ptr MD AMT	5.25%	6/30/2047	Baa3	2,500,000	2,504,770
Maryland Economic Development Corp. - Purple Line Transit Ptr MD AMT	5.25%	6/30/2052	Baa3	2,500,000	2,479,875

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Maryland Economic Development Corp. - Purple Line Transit Ptr MD AMT	5.25%		6/30/2055	Baa3	$12,500,000	$12,395,336
Maryland Economic Development Corp. MD Tax Allocation	4.00%		9/1/2040	NR	2,000,000	1,701,657
Maryland State Transportation Authority MD	5.00%		7/1/2051	Aa2	10,000,000	10,693,547
Maryland State Transportation Authority Passenger Facility Charge Revenue MD AMT	3.00%		6/1/2036	A+	7,310,000	6,190,143
Massachusetts Port Authority MA AMT	4.00%		7/1/2046	AA	5,465,000	5,024,574
Massachusetts Port Authority MA AMT	5.00%		7/1/2040	AA	1,500,000	1,524,001
Massachusetts Port Authority MA AMT	5.00%		7/1/2045	AA	3,315,000	3,352,140
Metropolitan Nashville Airport Authority TN AMT	5.00%		7/1/2049	A2	5,000,000	5,075,895
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2052	A1	6,500,000	6,871,907
Metropolitan Transportation Authority NY	5.00%		11/15/2035	A3	4,265,000	4,349,435
Metropolitan Transportation Authority NY	5.00%	#(a)	11/15/2045	A3	2,700,000	2,863,670
Metropolitan Transportation Authority NY	5.25%		11/15/2044	A3	9,680,000	9,727,070
Metropolitan Transportation Authority NY	5.25%		11/15/2055	A3	2,000,000	2,002,285
Metropolitan Transportation Authority NY(f)	5.25%		11/15/2055	A3	20,500,000	20,523,419
Metropolitan Washington Airports Authority DC AMT	5.00%		10/1/2027	AA-	3,250,000	3,331,451
Metropolitan Washington Airports Authority DC AMT	5.00%		10/1/2028	AA-	2,000,000	2,019,101
Metropolitan Washington Airports Authority DC AMT	5.00%		10/1/2035	AA-	4,525,000	4,680,418
Metropolitan Washington Airports Authority Dulles Toll Road Revenue DC	Zero Coupon		10/1/2037	A-	5,000,000	2,391,101
Michigan Strategic Fund MI AMT	5.00%		6/30/2048	Baa2	2,500,000	2,401,751
Minneapolis-St. Paul Metropolitan Airports Commission MN	5.00%		1/1/2031	A+	2,000,000	2,037,424
New Jersey Transportation Trust Fund Authority NJ	4.00%		6/15/2045	A3	15,680,000	13,711,959
New Jersey Transportation Trust Fund Authority NJ	5.00%		6/15/2034	A3	2,625,000	2,861,069
New Jersey Transportation Trust Fund Authority NJ	5.00%		6/15/2035	A3	3,425,000	3,694,177
New Jersey Transportation Trust Fund Authority NJ	5.00%		6/15/2045	A3	5,000,000	5,101,938

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority NJ	5.50%	6/15/2050	A3		$2,000,000	$2,140,534
New Jersey Turnpike Authority NJ	4.00%	1/1/2033	AA-		1,630,000	1,685,072
New Jersey Turnpike Authority NJ	4.00%	1/1/2043	AA-		5,555,000	5,386,911
New York State Thruway Authority NY (AGM)	4.00%	1/1/2051	AA		2,725,000	2,466,095
New York Transportation Development Corp. - Delta Air Lines Inc NY AMT	4.00%	10/1/2030	Baa3		8,500,000	8,224,284
New York Transportation Development Corp. - Delta Air Lines Inc NY AMT	4.00%	1/1/2036	Baa3		3,295,000	3,035,496
New York Transportation Development Corp. - Delta Air Lines Inc NY AMT	5.00%	1/1/2029	Baa3		2,455,000	2,505,990
New York Transportation Development Corp. - Delta Air Lines Inc NY AMT	5.00%	1/1/2030	Baa3		3,275,000	3,341,579
New York Transportation Development Corp. - Delta Air Lines Inc NY AMT	5.00%	1/1/2033	Baa3		12,450,000	12,603,372
New York Transportation Development Corp. - Delta Air Lines Inc NY AMT	5.00%	1/1/2034	Baa3		4,205,000	4,238,207
New York Transportation Development Corp. - Delta Air Lines Inc NY AMT	5.00%	1/1/2036	Baa3		2,250,000	2,238,099
New York Transportation Development Corp. - Delta Air Lines Inc NY AMT	5.00%	10/1/2040	Baa3		15,390,000	14,861,643
New York Transportation Development Corp. - Empire St Thruway Partnrs NY AMT	4.00%	10/31/2041	BBB-	(e)	5,885,000	5,177,684
New York Transportation Development Corp. - JFK Intl Air Terminal LLC NY AMT	5.00%	12/1/2039	Baa1		5,840,000	5,960,523
New York Transportation Development Corp. - JFK Intl Air Terminal LLC NY AMT	5.00%	12/1/2042	Baa1		3,250,000	3,274,905
New York Transportation Development Corp. - Laguardia Gateway Partner NY AMT	4.00%	7/1/2041	Baa2		12,365,000	10,353,874
New York Transportation Development Corp. - Laguardia Gateway Partner NY AMT	4.00%	7/1/2046	Baa2		2,340,000	1,875,002
New York Transportation Development Corp. - Laguardia Gateway Partner NY AMT	5.25%	1/1/2050	Baa2		10,605,000	10,320,194
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2025	A3		2,750,000	2,798,046
Norman Y Mineta San Jose International Airport SJC CA	5.00%	3/1/2047	A		750,000	773,669
North Carolina Turnpike Authority NC	5.00%	1/1/2032	BBB		1,350,000	1,414,631
North Carolina Turnpike Authority NC	5.00%	1/1/2043	BBB		1,150,000	1,183,606

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
North Carolina Turnpike Authority NC (AGM)	4.00%	1/1/2037	AA	$14,255,000	$14,284,073
North Carolina Turnpike Authority NC (AGM)	4.00%	1/1/2038	AA	1,000,000	995,640
North Carolina Turnpike Authority NC (AGM)	4.00%	1/1/2055	AA	4,000,000	3,541,935
North Texas Tollway Authority TX	5.00%	1/1/2031	A+	250,000	254,261
North Texas Tollway Authority TX	5.00%	1/1/2048	A+	5,000,000	5,148,403
Ontario International Airport Authority CA (AGM)	5.00%	5/15/2046	AA	2,000,000	2,120,485
Pennsylvania Turnpike Commission PA	4.00%	12/1/2038	A3	3,425,000	3,377,664
Pennsylvania Turnpike Commission PA	4.00%	12/1/2043	A	1,500,000	1,418,545
Pennsylvania Turnpike Commission PA	5.00%	6/1/2029	A3	9,000,000	9,469,459
Pennsylvania Turnpike Commission PA	5.00%	12/1/2039	A+	750,000	765,059
Port Authority of New York & New Jersey NY	5.25%	10/15/2055	AA-	3,675,000	3,806,738
Port Authority of New York & New Jersey NY AMT	5.00%	11/15/2041	AA-	6,950,000	7,075,240
Port Authority of New York & New Jersey NY AMT	5.00%	1/15/2052	Aa3	10,000,000	10,234,176
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2039	AA-	2,000,000	2,016,098
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2049	AA-	5,000,000	5,070,027
Puerto Rico Highway & Transportation Authority PR	Zero Coupon	7/1/2032	NR	5,014,595	2,983,684
Puerto Rico Highway & Transportation Authority PR	5.00%	7/1/2053	NR	24,967	13,857
Puerto Rico Highway & Transportation Authority PR	5.00%	7/1/2062	NR	4,022,459	3,715,746
Riverside County Transportation Commission CA	4.00%	6/1/2040	A	2,115,000	2,033,812
San Diego County Regional Airport Authority CA	5.00%	7/1/2044	A	4,500,000	4,750,460
San Diego County Regional Airport Authority CA	5.00%	7/1/2051	A2	10,475,000	11,085,599
San Diego County Regional Airport Authority CA AMT	4.00%	7/1/2046	A2	4,500,000	3,984,621
San Diego County Regional Airport Authority Revenue CA(f)	5.00%	7/1/2056	A2	11,540,000	12,148,057
San Francisco City & County Airport Comm-San Francisco International Airport CA	5.00%	5/1/2052	A1	5,000,000	5,371,914

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%	5/1/2033	A+	$7,000,000	$7,032,598
South Carolina Ports Authority SC AMT	5.00%	7/1/2044	A+	5,000,000	5,140,114
State of Alabama Docks Department AL (AGM)	5.00%	10/1/2036	AA	750,000	792,536
State of Alabama Docks Department AL (AGM) AMT	5.00%	10/1/2034	AA	2,000,000	2,073,364
State of Alabama Docks Department AL (AGM) AMT	5.00%	10/1/2035	AA	2,000,000	2,063,614
State of Connecticut Bradley International Airport CFC Revenue CT AMT	4.00%	7/1/2049	BBB+	3,600,000	3,015,764
State of Connecticut Bradley International Airport CFC Revenue CT AMT	5.00%	7/1/2049	BBB+	3,425,000	3,401,755
State of Hawaii Airports System Revenue HI AMT	4.00%	7/1/2035	A+	4,425,000	4,288,110
State of Hawaii Airports System Revenue HI AMT	5.00%	7/1/2041	A+	5,000,000	5,062,793
State of Hawaii Airports System Revenue HI AMT	5.00%	7/1/2048	A+	7,905,000	8,006,258
Texas Private Activity Bond Surface Transportation Corp. - Lbj Infrastructure Group TX	4.00%	6/30/2037	Baa2	2,950,000	2,790,798
Texas Private Activity Bond Surface Transportation Corp. - Lbj Infrastructure Group TX	4.00%	12/31/2037	Baa2	2,125,000	2,007,524
Texas Private Activity Bond Surface Transportation Corp. - Lbj Infrastructure Group TX	4.00%	6/30/2038	Baa2	1,050,000	983,072
Texas Private Activity Bond Surface Transportation Corp. - Lbj Infrastructure Group TX	4.00%	12/31/2038	Baa2	1,375,000	1,285,418
Texas Private Activity Bond Surface Transportation Corp. - Lbj Infrastructure Group TX	4.00%	6/30/2039	Baa2	1,340,000	1,243,958
Texas Private Activity Bond Surface Transportation Corp. - Lbj Infrastructure Group TX	4.00%	12/31/2039	Baa2	1,025,000	950,053
Texas Transportation Commission State Highway 249 System TX	5.00%	8/1/2057	Baa3	2,625,000	2,601,739
Triborough Bridge & Tunnel Authority NY	5.00%	11/15/2042	AA-	1,640,000	1,722,791

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Virginia Small Business Financing Authority - 95 Express Lanes LLC VA AMT	5.00%		1/1/2032	BBB-	$6,225,000	$6,653,030
Virginia Small Business Financing Authority - 95 Express Lanes LLC VA AMT	5.00%		1/1/2033	BBB-	2,945,000	3,136,442
Virginia Small Business Financing Authority - 95 Express Lanes LLC VA AMT	5.00%		1/1/2035	BBB-	6,715,000	7,038,041
Virginia Small Business Financing Authority - 95 Express Lanes LLC VA AMT	5.00%		7/1/2036	BBB-	6,685,000	6,917,177
Virginia Small Business Financing Authority - Elizabeth River Crossings VA AMT	4.00%		1/1/2038	BBB	4,500,000	4,182,575
Virginia Small Business Financing Authority - Elizabeth River Crossings VA AMT	4.00%		1/1/2040	BBB	4,825,000	4,382,295
Wayne County Airport Authority MI AMT	5.00%		12/1/2039	A1	1,700,000	1,714,192
Wayne County Airport Authority MI AMT	5.00%		12/1/2042	A1	1,200,000	1,226,067
Wayne County Airport Authority MI AMT	5.00%		12/1/2046	A1	2,825,000	2,894,302
Total						756,053,987

Utilities 16.15%
Adelanto Public Utility Authority CA (AGM)	5.00%		7/1/2039	AA	1,500,000	1,605,249
Baltimore Project Revenue MD(f)	5.25%		7/1/2047	Aa2	7,190,000	7,896,613
Baltimore Project Revenue MD(f)	5.25%		7/1/2052	Aa2	12,190,000	13,387,998
Black Belt Energy Gas District AL	4.00%	#(a)	6/1/2051	Aa1	10,945,000	10,674,112
Black Belt Energy Gas District AL	4.00%	#(a)	7/1/2052	Aa1	6,000,000	5,960,498
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	11,660,000	11,520,885
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1	18,600,000	18,015,631
Black Belt Energy Gas District AL	5.00%	#(a)	5/1/2053	Aa2	8,200,000	8,617,656
Black Belt Energy Gas District AL	5.50%	#(a)	11/1/2053	A2	6,665,000	6,997,427
California Community Choice Financing Authority CA	4.00%	#(a)	2/1/2052	A1	2,500,000	2,461,721
California Pollution Control Financing Authority - Poseidon Resources CA†	5.00%		7/1/2039	Baa3	2,200,000	2,151,662
California Pollution Control Financing Authority - Poseidon Resources CA†	5.00%		11/21/2045	Baa3	2,750,000	2,606,320
Casitas Municipal Water District CA Special Tax (BAM)	5.25%		9/1/2047	AA	500,000	523,393
Central Plains Energy Project NE	5.00%		9/1/2042	BBB+	2,095,000	2,105,081
Central Plains Energy Project NE	5.00%	#(a)	5/1/2053	A2	15,000,000	15,427,214
City of Baltimore MD	4.00%		7/1/2049	Aa2	5,850,000	5,488,929
City of Baltimore MD	5.00%		7/1/2032	Aa3	2,435,000	2,529,522

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
City of Baltimore MD	5.00%	7/1/2039	Aa3	$4,750,000	$4,875,216
City of Baltimore MD	5.00%	7/1/2046	Aa3	10,000,000	10,406,789
City of Chicago Waterworks Revenue IL	5.00%	11/1/2029	A	4,560,000	4,786,099
City of Chicago Waterworks Revenue IL	5.00%	11/1/2036	A	1,775,000	1,812,201
City of Chicago Waterworks Revenue IL	5.00%	11/1/2039	A	3,455,000	3,485,567
City of Chicago Waterworks Revenue IL (AGM)	5.00%	11/1/2036	AA	3,000,000	3,112,911
City of Chicago Waterworks Revenue IL (AGM)	5.00%	11/1/2037	AA	2,500,000	2,586,235
City of Compton Water Revenue CA	6.00%	8/1/2039	NR	5,500,000	5,500,908
City of Philadelphia Water & Wastewater Revenue PA	5.00%	7/1/2030	A+	3,355,000	3,521,815
City of Philadelphia Water & Wastewater Revenue PA	5.00%	10/1/2046	A+	4,475,000	4,751,291
City of Philadelphia Water & Wastewater Revenue PA	5.25%	10/1/2052	A+	6,610,000	6,892,379
County of Campbell - Basin Electric Pwr Coop WY	3.625%	7/15/2039	A	4,770,000	4,171,398
County of Jefferson Sewer Revenue AL	Zero Coupon	10/1/2039	BBB	350,000	357,939
County of Jefferson Sewer Revenue AL	6.00%	10/1/2042	BBB	5,000,000	5,332,089
County of Jefferson Sewer Revenue AL	6.50%	10/1/2053	BBB	7,700,000	8,225,384
County of Jefferson Sewer Revenue AL (AGM)	Zero Coupon	10/1/2026	AA	1,000,000	856,615
County of Jefferson Sewer Revenue AL (AGM)	Zero Coupon	10/1/2027	AA	4,875,000	3,921,686
County of Jefferson Sewer Revenue AL (AGM)	5.50%	10/1/2053	AA	3,555,000	3,658,567
County of Trimble - Louisville Gas & Elec Co KY	3.75%	6/1/2033	A1	12,500,000	12,490,855
District of Columbia Water & Sewer Authority DC	4.00%	10/1/2047	AA+	5,350,000	5,072,238
Great Lakes Water Authority Sewage Disposal System Revenue MI	5.50%	7/1/2052	A+	12,000,000	13,001,365
Kentucky Municipal Power Agency KY (NPFCG)(FGIC)	5.00%	9/1/2035	Baa1	5,000,000	5,286,194
Kentucky Municipal Power Agency KY (NPFCG)(FGIC)	5.00%	9/1/2036	Baa1	5,000,000	5,272,078

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Kentucky Public Energy Authority KY	4.00%	#(a)	8/1/2052	A1	$25,500,000	$24,713,577
Long Beach Bond Finance Authority CA	5.50%		11/15/2037	A2	8,950,000	9,768,022
Lower Alabama Gas District AL	5.00%		9/1/2031	A2	2,575,000	2,722,014
Lower Colorado River Authority TX	5.00%		5/15/2040	A	2,970,000	3,029,115
Lower Colorado River Authority TX	5.00%		5/15/2051	A	3,750,000	3,853,624
Main Street Natural Gas, Inc. GA	4.00%	#(a)	5/1/2052	A3	8,750,000	8,549,663
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	25,000,000	23,514,675
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	14,205,000	13,824,430
Main Street Natural Gas, Inc. GA	5.00%		5/15/2035	A3	2,000,000	2,072,945
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2052	A3	13,400,000	13,840,991
Maricopa County Pollution Control Corp. - El Paso Electric Company AZ	3.60%		2/1/2040	Baa2	5,085,000	4,451,877
Maricopa County Pollution Control Corp. - El Paso Electric Company AZ	3.60%		4/1/2040	Baa2	4,315,000	3,774,205
Michigan Finance Authority MI	5.00%		7/1/2034	A+	1,980,000	2,038,990
Minnesota Municipal Gas Agency MN	4.00%	#(a)	12/1/2052	Aa1	5,000,000	5,016,617
Municipal Electric Authority of Georgia GA	5.00%		1/1/2033	A2	1,910,000	1,962,900
Municipal Electric Authority of Georgia GA	5.00%		1/1/2048	BBB+	5,000,000	4,886,759
Municipal Electric Authority of Georgia GA	5.00%		1/1/2059	BBB+	2,000,000	1,937,009
New York City Municipal Water Finance Authority NY	3.50%		6/15/2048	AA+	9,435,000	7,857,649
New York City Municipal Water Finance Authority NY	4.00%		6/15/2051	AA+	6,155,000	5,684,744
New York City Municipal Water Finance Authority NY	5.00%		6/15/2036	AA+	500,000	511,104
New York Power Authority NY	4.00%		11/15/2050	AA	4,950,000	4,558,269
Omaha Public Power District NE	4.00%		2/1/2046	AA	7,500,000	7,155,047
Omaha Public Power District Nebraska City Station Unit 2 NE	5.25%		2/1/2042	A+	4,000,000	4,130,959
Paducah Electric Plant Board KY (AGM)	5.00%		10/1/2033	AA	1,000,000	1,077,795
Paducah Electric Plant Board KY (AGM)	5.00%		10/1/2034	AA	1,000,000	1,078,533
Paducah Electric Plant Board KY (AGM)	5.00%		10/1/2035	AA	1,000,000	1,077,795
Philadelphia Gas Works Co. PA	5.00%		8/1/2029	A	2,000,000	2,089,749
Philadelphia Gas Works Co. PA	5.00%		8/1/2030	A	1,500,000	1,563,912
Public Authority for Colorado Energy CO	6.50%		11/15/2038	A2	9,565,000	11,216,343
Puerto Rico Commonwealth Aqueduct & Sewer Authority PR†	4.00%		7/1/2042	NR	5,000,000	4,022,546

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Puerto Rico Electric Power Authority PR(b)	1.348% (3 Mo. LIBOR * .67 + .70%	)#	7/1/2031	D	(e)	$4,000,000	$2,850,000
Puerto Rico Electric Power Authority PR(b)	5.00%		7/1/2028	D	(e)	270,000	197,775
Puerto Rico Electric Power Authority PR(b)	5.25%		7/1/2028	D	(e)	880,000	646,800
Puerto Rico Electric Power Authority PR (AGC)	4.25%		7/1/2027	AA		280,000	272,094
Salt Verde Financial Corp. AZ	5.00%		12/1/2032	A3		6,205,000	6,488,980
Salt Verde Financial Corp. AZ	5.00%		12/1/2037	A3		15,995,000	16,278,567
Salt Verde Financial Corp. AZ	5.25%		12/1/2027	A3		3,750,000	3,912,378
San Antonio Water System TX	5.00%		5/15/2050	AA+		3,000,000	3,173,706
Southeast Alabama Gas Supply District AL	4.00%	#(a)	4/1/2049	A3		2,500,000	2,496,376
Southeast Energy Authority A Cooperative District AL	4.00%	#(a)	12/1/2051	A1		26,955,000	26,017,133
Southeast Energy Authority A Cooperative District AL	5.50%	#(a)	1/1/2053	A1		5,000,000	5,295,954
Southern California Public Power Authority CA	4.445% (3 Mo. LIBOR * .67 + 1.47%	)#	11/1/2038	A2		3,090,000	2,659,049
Southern California Public Power Authority CA	5.00%		11/1/2033	A2		4,665,000	5,011,220
State of Hawaii Department of Budget & Finance - Hawaiian Electric Co Inc HI	3.20%		7/1/2039	Baa1		7,365,000	6,013,689
State of Hawaii Department of Budget & Finance - Hawaiian Electric Co Inc HI AMT	3.10%		5/1/2026	Baa1		6,235,000	6,093,548
State of Hawaii Department of Budget & Finance - Hawaiian Electric Co Inc HI AMT	4.00%		3/1/2037	Baa1		3,000,000	2,798,834
Tennergy Corp. TN	5.50%	#(a)	10/1/2053	Baa1		6,000,000	6,351,311
Tennessee Energy Acquisition Corp. TN	5.00%	#(a)	5/1/2052	A2		11,230,000	11,631,036
Tennessee Energy Acquisition Corp. TN	5.625%		9/1/2026	BBB	(e)	10,550,000	11,045,488
Texas Municipal Gas Acquisition & Supply Corp. III TX	5.00%		12/15/2029	A3		2,250,000	2,336,343
Texas Water Development Board TX	4.00%		10/15/2037	AAA		7,760,000	7,855,050
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2049	A-	(e)	1,310,000	1,327,635
Total							550,082,554
Total Municipal Bonds (cost $3,601,812,520)							3,408,270,099

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2022

Investments	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.55%

Variable Rate Demand Notes 0.55%

Corporate-Backed 0.15%
Mobile IDB - AL Power	3.750%	1/3/2023	12/1/2037	A1	$5,000,000	$5,000,000

General Obligation 0.02%
NYC GO	3.400%	1/3/2023	6/1/2044	AA	600,000	600,000

Tax Revenue 0.18%
NYC TFA - Future Tax	3.650%	1/3/2023	2/1/2045	AAA	6,000,000	6,000,000

Utilities 0.20%
NYC Muni Water	3.630%	1/3/2023	6/15/2045	AA+	6,970,000	6,970,000
Total Short-Term Investments (cost $18,570,000)						18,570,000
Total Investments in Securities 100.63% (cost $3,620,382,520)						3,426,840,099
Other Assets and Liabilities – Net(h) (0.63)%						(21,445,309)
Net Assets 100.00%						$3,405,394,790

AGC	Insured by - Assured Guarantee Corp.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COPS	Certificates of Participation.
FGIC	Insured by - Financial Guaranty Insurance Company.
FHLMC	Insured by - Federal Home Loan Mortgage Corporation.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2022, the total value of Rule 144A securities was $147,154,663, which represents 4.32% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2022.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Defaulted (non-income producing security).
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Securities purchased on a when-issued basis.
(e)	This investment has been rated by Fitch IBCA.
(f)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND December 31, 2022

(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(h)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at December 31, 2022:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. Long Bond	March 2023	271	Short	$(34,080,091)	$(33,968,156)	$111,935

The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)
Corporate-Backed	$—	$305,534,417	$13,243,067	$318,777,484
Education	—	178,271,286	1,000,701	179,271,987
Health Care	—	458,546,689	840,120	459,386,809
Housing	—	76,529,766	2,349,475	78,879,241
Other Revenue	—	90,650,443	270,056	90,920,499
Special Tax	—	62,633,074	214	62,633,288
Transportation	—	755,296,929	757,058	756,053,987
Remaining Industries	—	1,462,346,804	—	1,462,346,804
Short-Term Investments
Variable Rate Demand Notes	—	18,570,000	—	18,570,000
Total	$—	$3,408,379,408	$18,460,691	$3,426,840,099
Other Financial Instruments
Futures Contracts
Assets	$111,935	$—	$—	$111,935
Liabilities	—	—	—	—
Total	$111,935	$—	$—	$111,935

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 100.30%

MUNICIPAL BONDS 100.30%

Corporate-Backed 18.93%
Allegheny County Industrial Development Authority - US Steel Corporation PA	5.125%		5/1/2030	BB-		$3,990,000	$4,069,018
Arkansas Development Finance Authority - Big River Steel LLC AR AMT†	4.50%		9/1/2049	Ba2		30,135,000	26,362,457
Arkansas Development Finance Authority - US Steel Corporation AR AMT†	5.45%		9/1/2052	BB-		18,000,000	17,483,418
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2		10,715,000	10,590,949
Build NYC Resource Corp. - Pratt Paper NY Inc. NY AMT†	5.00%		1/1/2035	NR		1,450,000	1,466,411
Calhoun County Navigation Industrial Development Authority - Max Midstream Texas LLC TX AMT†	3.625%		7/1/2026	NR		12,800,000	11,522,317
Charlotte County Industrial Development Authority - Mskp Town And Cntry Util FL AMT†	4.00%		10/1/2041	NR		2,750,000	2,207,078
City of Henderson - Pratt Paper LLC KY AMT†	3.70%		1/1/2032	NR		4,000,000	3,813,941
City of Henderson - Pratt Paper LLC KY AMT†	4.45%		1/1/2042	NR		2,750,000	2,509,169
City of Henderson - Pratt Paper LLC KY AMT†	4.45%		1/1/2042	NR		1,500,000	1,368,638
City of Henderson - Pratt Paper LLC KY AMT†	4.70%		1/1/2052	NR		7,500,000	6,655,120
City of Houston Airport System Revenue - United Airlines Inc TX AMT	4.00%		7/15/2041	B-	(b)	4,475,000	3,805,930
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/1/2029	Ba3		18,325,000	18,371,842
City of Valparaiso - Pratt Paper LLC IN AMT	5.875%		1/1/2024	NR		220,000	222,526
City of Valparaiso - Pratt Paper LLC IN AMT	7.00%		1/1/2044	NR		4,000,000	4,102,169
Downtown Doral South Community Development District FL†	4.75%		12/15/2038	NR		625,000	591,914
Downtown Doral South Community Development District FL†	5.00%		12/15/2048	NR		1,500,000	1,393,340
Florida Development Finance Corp. - Waste Pro Usa Inc FL AMT†	5.00%		5/1/2029	NR		4,500,000	4,187,159

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Fort Bend County Industrial Development Corp. - Nrg Energy Inc TX	4.75%		11/1/2042	Baa2	$3,590,000	$3,517,114
Greater Orlando Aviation Authority - Jetblue Airways Corp FL	5.00%		11/15/2036	NR	5,070,000	5,072,083
Hoover Industrial Development Board - US Steel Corporation AL AMT	5.75%		10/1/2049	BB-	17,200,000	17,769,913
Hoover Industrial Development Board - US Steel Corporation AL AMT	6.375%	#(a)	11/1/2050	BB-	1,965,000	2,179,624
Indiana Finance Authority - US Steel Corporation IN	4.125%		12/1/2026	BB-	11,500,000	11,245,937
Indiana Finance Authority - US Steel Corporation IN AMT	6.75%		5/1/2039	BB-	3,500,000	3,947,861
Iowa Finance Authority - Howmet Aerospace Inc IA	4.75%		8/1/2042	BB+	10,385,000	9,778,163
Iowa Finance Authority - Iowa Fertilizer Co LLC IA	4.00%	#(a)	12/1/2050	BBB-	10,590,000	10,153,721
Iowa Finance Authority - Iowa Fertilizer Co LLC IA	5.00%	#(a)	12/1/2050	BBB-	1,250,000	1,207,139
Iowa Finance Authority - Iowa Fertilizer Co LLC IA	5.00%		12/1/2050	BBB-	16,155,000	15,095,814
Jefferson County Port Authority - Jsw Steel Usa Ohio Inc OH AMT†	3.50%		12/1/2051	Ba1	13,250,000	9,185,792
Louisiana Local Government Environmental Facilities & Community Development Authority - Entergy Louisiana LLC LA	2.50%		4/1/2036	A	7,110,000	5,723,229
Maricopa County Industrial Development Authority - Commercial Metals Co AZ AMT†	4.00%		10/15/2047	BB+	14,335,000	11,643,668
Maricopa County Pollution Control Corp. - Southern Ca Edison Co AZ	2.40%		6/1/2035	A-	4,470,000	3,403,600
Maryland Economic Development Corp. MD(c)	5.00%		12/1/2016	NR	3,430,000	2,058,000
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	5,000,000	4,820,132
Mississippi Business Finance Corp. - Enviva Inc MS AMT	7.75%	#(a)	7/15/2047	B1	9,200,000	9,270,428
New Hampshire Business Finance Authority - Covanta Holding Corp NH AMT†	3.75%	#(a)	7/1/2045	B	4,725,000	3,771,577

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
New Hampshire Business Finance Authority - Covanta Holding Corp NH AMT†	4.00%		11/1/2027	B		$1,250,000	$1,191,769
New Hampshire Business Finance Authority - Covanta Holding Corp NH AMT†	4.875%		11/1/2042	B		12,000,000	10,845,413
New Jersey Economic Development Authority - United Airlines Inc NJ	5.25%		9/15/2029	Ba3		15,960,000	15,882,837
New Jersey Economic Development Authority - United Airlines Inc NJ	5.50%		6/1/2033	Ba3		6,760,000	6,789,096
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+		6,135,000	6,137,125
New York Liberty Development Corp. - 3 World Trade Center LLC NY†	5.00%		11/15/2044	NR		16,500,000	15,026,756
New York Liberty Development Corp. - 3 World Trade Center LLC NY†	5.15%		11/15/2034	NR		7,100,000	6,879,042
New York Liberty Development Corp. - 7 World Trade Center Ii NY	3.00%		9/15/2043	Aaa		3,500,000	2,743,689
New York Liberty Development Corp. NY	2.50%		11/15/2036	A+		7,500,000	5,825,538
New York State Environmental Facilities Corp. - Casella Waste Systems Inc NY AMT†	3.125%	#(a)	12/1/2044	B+		2,000,000	1,878,982
New York Transportation Development Corp. - American Airlines Inc NY AMT	2.25%		8/1/2026	B	(b)	10,000	9,243
New York Transportation Development Corp. - American Airlines Inc NY AMT	5.00%		8/1/2026	B-		2,540,000	2,539,906
New York Transportation Development Corp. - American Airlines Inc NY AMT	5.00%		8/1/2031	B-		21,480,000	21,058,887
New York Transportation Development Corp. - American Airlines Inc NY AMT	5.25%		8/1/2031	B-		6,740,000	6,773,676
New York Transportation Development Corp. - American Airlines Inc NY AMT	5.375%		8/1/2036	B-		6,500,000	6,428,814
New York Transportation Development Corp. - Delta Air Lines Inc NY AMT	5.00%		10/1/2035	Baa3		5,000,000	4,986,735
Niagara Area Development Corp. - Covanta Holding Corp NY AMT†	4.75%		11/1/2042	B1		10,000,000	8,890,413	(d)
Ohio Air Quality Development Authority - Amg Vanadium LLC OH AMT†	5.00%		7/1/2049	B-		26,290,000	23,428,478
Parish of Beauregard - Officemax Inc LA	6.80%		2/1/2027	B1		5,000,000	5,022,553
Parish of St. James - Nustar Logistics Lp LA†	5.85%	#(a)	8/1/2041	BB-		1,000,000	1,024,019
Parish of St. James - Nustar Logistics Lp LA†	6.10%	#(a)	6/1/2038	BB-		5,375,000	5,716,504
Parish of St. James - Nustar Logistics Lp LA†	6.10%	#(a)	12/1/2040	BB-		2,750,000	2,924,723

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Parish of St. James - Nustar Logistics Lp LA†	6.35%		7/1/2040	BB-	$5,000,000	$5,330,532
Parish of St. James - Nustar Logistics Lp LA†	6.35%		10/1/2040	BB-	7,690,000	8,198,116
Pennsylvania Economic Development Financing Authority - Consol Energy Inc PA AMT†	9.00%	#(a)	4/1/2051	B	4,250,000	4,822,909
Pennsylvania Economic Development Financing Authority - Covanta Holding Corp PA AMT†	3.25%		8/1/2039	B	6,980,000	5,217,105
Pennsylvania Economic Development Financing Authority - New Ngc Inc PA AMT	5.50%		11/1/2044	NR	1,000,000	991,136
Polk County Industrial Development Authority - Mineral Development LLC FL†	5.875%		1/1/2033	NR	7,375,000	7,355,679
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX†	6.00%		1/1/2025	NR	3,270,000	3,070,888
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	3.00%		1/1/2050	NR	7,250,000	4,280,154
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	3.625%		1/1/2035	NR	3,495,000	2,813,174
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	4.00%		1/1/2050	NR	14,590,000	10,528,970
Public Finance Authority - Ameream LLC WI†	6.75%		12/1/2042	NR	1,000,000	826,740	(d)
Public Finance Authority - Celanese Us Holdings LLC WI AMT	5.00%		1/1/2024	BBB-	6,750,000	6,758,363
Public Finance Authority - Celanese Us Holdings LLC WI AMT	5.00%		12/1/2025	BBB-	1,950,000	1,956,186
Public Finance Authority - Red River Valley Alliance WI AMT	4.00%		9/30/2051	Baa3	12,750,000	9,960,997
Public Finance Authority - Red River Valley Alliance WI AMT	4.00%		3/31/2056	Baa3	5,000,000	3,778,093
Public Finance Authority - Sky Harbour Cap Oblg WI AMT	4.00%		7/1/2041	NR	2,500,000	1,901,619
Public Finance Authority - Sky Harbour Cap Oblg WI AMT	4.25%		7/1/2054	NR	25,500,000	18,100,413
Public Finance Authority - TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	11,000,000	10,626,718
Spring Valley Community Infrastructure District No. 1 ID†	3.75%		9/1/2051	NR	11,125,000	8,000,164

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Sumter County Industrial Development Authority - Enviva Inc AL AMT	6.00%	#(a)	7/15/2052	B+	$30,000,000	$27,296,643
Town of Rumford - Officemax Inc ME	6.875%		10/1/2026	B1	1,500,000	1,506,766
Tuscaloosa County Industrial Development Authority - Hunt Refining Company AL†	4.50%		5/1/2032	NR	4,913,375	4,448,021
Tuscaloosa County Industrial Development Authority - Hunt Refining Company AL†	5.25%		5/1/2044	NR	23,285,000	20,485,430
Vermont Economic Development Authority - Casella Waste Systems Inc VT AMT†	5.00%	#(a)	6/1/2052	B+	9,000,000	8,953,933
Virginia Small Business Financing Authority - Covanta Holding Corp VA AMT†	5.00%	#(a)	1/1/2048	B	3,150,000	2,980,894
West Pace Cooperative District AL(c)	9.125%		5/1/2039	NR	13,770,000	10,465,200	(d)
Total						603,226,232

Education 6.41%
Arizona Industrial Development Authority - Academies Math & Sci Oblig AZ†	5.625%		7/1/2048	BB+	2,235,000	2,235,380
Arizona Industrial Development Authority - Academies Math & Sci Oblig AZ†	5.75%		7/1/2053	BB+	3,000,000	3,007,387
Arizona Industrial Development Authority - Basis Schools Inc. AZ†	5.00%		7/1/2047	BB	1,325,000	1,213,143
Arizona Industrial Development Authority - Basis Schools Inc. AZ†	5.00%		7/1/2051	BB	3,080,000	2,782,003
Arizona Industrial Development Authority - Odyssey Preparatory Acdmy AZ†	5.00%		7/1/2049	BB-	2,000,000	1,787,261
Arizona Industrial Development Authority - Odyssey Preparatory Acdmy AZ†	5.00%		7/1/2054	BB-	5,000,000	4,398,163
Build NYC Resource Corp. - E Harlem Scholars Oblg Gp NY†	5.75%		6/1/2052	NR	1,250,000	1,249,924
Build NYC Resource Corp. - E Harlem Scholars Oblg Gp NY†	5.75%		6/1/2062	NR	3,250,000	3,199,970
California Municipal Finance Authority - Sdori Charter Sch Pptys CA†	5.625%		3/1/2045	B+	11,500,000	10,552,831
Camden County Improvement Authority - Kipp Cooper Norcross Obl NJ	6.00%		6/15/2062	NR	2,535,000	2,624,818

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Capital Trust Agency, Inc. - Advantage Admy Oblig Grp FL	5.00%	12/15/2049	Baa3	$1,360,000	$1,360,953	(d)
Capital Trust Agency, Inc. - Advantage Admy Oblig Grp FL	5.00%	12/15/2054	Baa3	705,000	700,055
Capital Trust Agency, Inc. - Renaissance Chtr Sch 2019 FL†	5.00%	6/15/2039	NR	1,950,000	1,791,812
Capital Trust Agency, Inc. - Renaissance Chtr Sch 2019 FL†	5.00%	6/15/2049	NR	9,815,000	8,417,404
Chicago Board of Education IL GO	4.00%	12/1/2047	BB	18,750,000	15,185,494
City of Jacksonville - Jacksonville University FL†	5.00%	6/1/2053	NR	6,500,000	5,346,699
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	5.75%	8/15/2045	NR	6,500,000	6,533,914
Columbus-Franklin County Finance Authority - Ohio Dominican University OH	6.50%	3/1/2048	NR	5,055,000	3,976,840
Columbus-Franklin County Finance Authority - Ohio Dominican University OH	6.50%	3/1/2053	NR	3,500,000	2,703,212
County of Frederick - Mount St Mary’S Univ MD†	5.00%	9/1/2037	BB+	1,500,000	1,430,881
County of Frederick - Mount St Mary’S Univ MD†	5.00%	9/1/2045	BB+	12,645,000	11,451,213	(d)
County of Tuscarawas - Ashland University OH	6.00%	3/1/2045	NR	5,000,000	4,951,173
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%	11/1/2037	Ba3	9,000,000	8,635,235
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%	11/1/2047	Ba3	8,000,000	7,280,071
Dutchess County Local Development Corp. - Bard College NY†	5.00%	7/1/2051	BB+	9,000,000	8,188,046
Florida Higher Educational Facilities Financial Authority - Jacksonville University FL†	5.00%	6/1/2048	NR	7,400,000	6,229,424
Illinois Finance Authority - Illinois Inst of Tech IL	4.00%	9/1/2041	Baa3	5,490,000	4,586,379
Illinois Finance Authority - Illinois Inst of Tech IL	5.00%	9/1/2038	Baa3	4,885,000	4,879,927
Illinois Finance Authority - Illinois Inst of Tech IL	5.00%	9/1/2040	Baa3	1,750,000	1,720,549
Industrial Development Authority of the City of Phoenix - Basis Schools Inc Oblig AZ†	5.00%	7/1/2045	BB	7,200,000	6,659,934

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Iowa Higher Education Loan Authority - Des Moines Univ Osteopath IA	5.375%		10/1/2052	BBB+	$2,000,000	$2,031,550
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.25%		10/1/2040	NR	3,000,000	2,938,729
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.50%		10/1/2051	NR	7,915,000	7,779,604
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd - Lipscomb University Oblig TN	5.25%		10/1/2058	BBB-	12,150,000	11,398,638
New Hope Cultural Education Facilities Finance Corp. - Jubilee Academic Ctr Inc TX†	4.00%		8/15/2041	BB+	3,320,000	2,670,943
New York State Dormitory Authority - St John’S University NY	4.00%		7/1/2048	A-	2,360,000	2,154,950
New York State Dormitory Authority - Yeshiva University NY	5.00%		7/15/2042	BBB-	3,725,000	3,795,410
New York State Dormitory Authority - Yeshiva University NY	5.00%		7/15/2050	BBB-	8,000,000	8,035,442
Ohio Air Quality Development Authority - Duke Energy Corp OH AMT	4.25%	#(a)	11/1/2039	BBB	3,500,000	3,494,486
Public Finance Authority - Minnesota Medical Univ WI†(c)	5.50%		12/1/2048	NR	82,164	25,471	(d)
Public Finance Authority - Wingate University WI	5.25%		10/1/2043	BBB-	2,000,000	1,958,277
Public Finance Authority - Wingate University WI	5.25%		10/1/2048	BBB-	6,000,000	5,744,646
State of Nevada Department of Business & Industry - Somerset Acad Nlv Bldg 1 NV†	5.00%		12/15/2048	BB	1,500,000	1,369,939
University of Illinois IL (AGM)	4.00%		4/1/2037	AA	5,745,000	5,575,263
Total						204,053,443

Energy 0.17%
Lower Alabama Gas District AL	5.00%		9/1/2034	A2	5,000,000	5,323,294

Financial Services 0.76%
Berks County Industrial Development Authority - Tower Health Oblig Group PA	5.00%		11/1/2047	BB-	12,925,000	8,740,783
Berks County Industrial Development Authority - Tower Health Oblig Group PA	5.00%		11/1/2050	BB-	23,325,000	15,440,586
Total						24,181,369

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
General Obligation 11.82%
Academical Village Community Development District FL	3.625%		5/1/2040	NR		$2,320,000	$1,817,113
Academical Village Community Development District FL	4.00%		5/1/2051	NR		4,500,000	3,352,551
American Samoa Economic Development Authority AS†	5.00%		9/1/2038	Ba3		5,500,000	5,515,343
American Samoa Economic Development Authority AS	6.625%		9/1/2035	Ba3		2,275,000	2,389,867
American Samoa Economic Development Authority AS†	7.125%		9/1/2038	Ba3		7,020,000	7,798,109
Arlington Higher Education Finance Corp. - Brooks Collegiate Acad TX	5.00%		6/15/2041	NR		3,000,000	2,607,499
Arlington Higher Education Finance Corp. - Brooks Collegiate Acad TX	5.00%		6/15/2051	NR		4,230,000	3,430,504
Black Belt Energy Gas District AL	5.25%	#(a)	2/1/2053	A1		7,500,000	7,822,258
Chicago Board of Education IL GO	5.00%		12/1/2029	BB		5,000,000	5,110,997
Chicago Board of Education IL GO	5.00%		12/1/2030	BB		5,170,000	5,284,446
Chicago Board of Education IL GO	5.00%		12/1/2030	BB		5,000,000	5,161,250
Chicago Board of Education IL GO	5.00%		12/1/2031	BB		2,500,000	2,551,494
Chicago Board of Education IL GO	5.00%		12/1/2032	BB		2,000,000	2,037,869
Chicago Board of Education IL GO	5.00%		12/1/2033	BB		1,500,000	1,524,447
Chicago Board of Education IL GO	5.00%		12/1/2034	BB		9,515,000	9,645,345
Chicago Board of Education IL GO	5.00%		12/1/2042	BB		11,305,000	10,850,125
Chicago Board of Education IL GO	5.00%		12/1/2047	BB		13,690,000	13,198,314
Chicago Board of Education IL GO	5.25%		12/1/2035	BB		7,215,000	7,221,759
Chicago Board of Education IL GO	5.25%		12/1/2039	BB		13,410,000	13,379,394
Chicago Board of Education IL GO	6.50%		12/1/2046	BB		5,000,000	5,273,620
Chicago Board of Education IL GO†	6.75%		12/1/2030	BB		2,000,000	2,213,996
Chicago Board of Education IL GO	7.00%		12/1/2044	BB		2,180,000	2,309,452
Chicago Board of Education IL GO†	7.00%		12/1/2046	BB		6,560,000	7,112,134
Chicago O’Hare International Airport IL AMT	5.00%		1/1/2052	A+		5,000,000	4,996,639
City of Chicago IL GO	5.50%		1/1/2030	BBB+		3,435,000	3,518,136
City of Chicago IL GO	5.50%		1/1/2033	BBB+		3,305,000	3,372,326
City of Chicago IL GO	5.50%		1/1/2037	BBB+		1,000,000	1,015,227
City of Chicago IL GO(e)	5.50%		1/1/2039	Baa3		2,125,000	2,234,478
City of Chicago IL GO	5.50%		1/1/2049	BBB+		9,090,000	9,247,509
City of Chicago IL GO	6.00%		1/1/2038	BBB+		18,085,000	19,086,285
City of Coralville IA GO	4.00%		5/1/2041	A-	(b)	5,000,000	4,560,478

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
General Obligation (continued)
City of Coralville IA GO	4.50%		6/1/2032	BB+		$4,000,000	$4,042,040
City of New Haven CT GO	5.50%		8/1/2033	BBB+		1,000,000	1,096,317
City of New Haven CT GO	5.50%		8/1/2035	BBB+		660,000	716,484
City of New Haven CT GO	5.50%		8/1/2037	BBB+		1,280,000	1,377,613
City of New York NY GO	3.40%	#	12/1/2047	AA	(b)	3,415,000	3,415,000
City of Scranton PA GO†	5.00%		9/1/2028	BB+		500,000	511,747
City of Scranton PA GO†	5.00%		9/1/2029	BB+		1,000,000	1,023,223
City of Scranton PA GO	5.00%		11/15/2032	BB+		10,920,000	10,990,512
Commonwealth of Puerto Rico PR GO	Zero Coupon		11/1/2043	NR		19,500,000	8,555,625
Commonwealth of Puerto Rico PR GO	4.00%		7/1/2033	NR		239,233	207,945
Commonwealth of Puerto Rico PR GO	4.00%		7/1/2037	NR		86,075	70,635
Commonwealth of Puerto Rico PR GO	4.00%		7/1/2041	NR		12,450,000	9,783,773
Commonwealth of Puerto Rico PR GO	4.00%		7/1/2046	NR		25,638,156	19,299,527
Commonwealth of Puerto Rico PR GO	5.375%		7/1/2025	NR		6,049,896	6,099,723
Commonwealth of Puerto Rico PR GO	5.625%		7/1/2029	NR		2,865,493	2,936,764
Finance Authority of Maine - Casella Waste Systems Inc ME AMT†	4.375%	#(a)	8/1/2035	B+		1,250,000	1,229,525
Green Valley Ranch East Metropolitan District No. 6 CO GO	5.875%		12/1/2050	NR		5,750,000	5,371,930
New York State Urban Development Corp. NY	3.00%		3/15/2049	Aa1		10,000,000	7,738,367
Pennsylvania Economic Development Financing Authority PA AMT	5.25%		6/30/2053	Baa2		10,000,000	9,835,613
Pennsylvania Economic Development Financing Authority PA AMT	6.00%		6/30/2061	Baa2		17,500,000	18,510,308
Public Finance Authority - Ameream LLC WI†	7.00%		12/1/2050	NR		24,050,000	19,829,189	(d)
State of Illinois IL GO	3.50%		6/1/2029	BBB+		4,520,000	4,297,273
State of Illinois IL GO	4.00%		10/1/2034	BBB+		10,070,000	9,352,685
State of Illinois IL GO	4.00%		6/1/2037	BBB+		7,040,000	6,356,541
State of Illinois IL GO	4.00%		11/1/2041	BBB+		2,730,000	2,327,797
State of Illinois IL GO	4.50%		11/1/2039	BBB+		1,230,000	1,143,942
State of Illinois IL GO	5.50%		5/1/2030	BBB+		9,545,000	10,146,616
State of Illinois IL GO	5.50%		5/1/2039	BBB+		8,280,000	8,550,776
State of Illinois IL GO	5.50%		10/1/2039	BBB+		4,000,000	4,164,689
State of Illinois IL GO	5.50%		3/1/2042	BBB+		5,250,000	5,416,791
State of Illinois IL GO	5.50%		3/1/2047	BBB+		15,270,000	15,632,798
State of Illinois IL GO	5.75%		5/1/2045	BBB+		1,000,000	1,039,236
Total							376,709,968

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care 15.04%
Antelope Valley Healthcare District CA	5.00%		3/1/2041	BBB	$4,000,000	$3,975,361
Antelope Valley Healthcare District CA	5.00%		3/1/2046	BBB	3,300,000	3,181,480
Antelope Valley Healthcare District CA	5.25%		3/1/2036	BBB	1,000,000	1,018,823
Arkansas Development Finance Authority - Cent Ar Radiation Therapy AR	3.125%		7/1/2036	NR	715,000	552,113
Atlanta Development Authority The - Georgia Protoncare Ctr In GA	6.00%		1/1/2023	NR	2,000,000	1,060,000
Atlanta Development Authority The - Georgia Protoncare Ctr In GA	6.75%		1/1/2035	NR	1,500,000	795,000
Atlanta Development Authority The - Georgia Protoncare Ctr In GA	7.00%		1/1/2040	NR	8,000,000	4,240,000
Berks County Industrial Development Authority - Tower Health Oblig Group PA	4.00%		11/1/2047	BB-	15,315,000	8,613,237
Berks County Industrial Development Authority - Tower Health Oblig Group PA	4.00%		11/1/2050	BB-	6,000,000	3,310,452
Berks County Municipal Authority - Tower Health Oblig Group PA	5.00%	#(a)	2/1/2040	BB-	3,235,000	2,906,108
Berks County Municipal Authority - Tower Health Oblig Group PA	5.00%	#(a)	2/1/2040	BB-	1,505,000	1,257,425
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%		12/1/2040	BB	4,880,000	4,814,115
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%		12/1/2045	BB	910,000	883,464
Bucks County Industrial Development Authority - Grand View Hosp Oblig Grp PA	4.00%		7/1/2046	BB	20,840,000	15,994,710
Bucks County Industrial Development Authority - Grand View Hosp Oblig Grp PA	4.00%		7/1/2051	BB	1,050,000	764,098
Bucks County Industrial Development Authority - Grand View Hosp Oblig Grp PA	5.00%		7/1/2054	BB	5,500,000	4,870,065
Buffalo & Erie County Industrial Land Development Corp. - Catholic Hlth Sys Oblig NY	5.00%		7/1/2040	B-	11,020,000	8,667,602
California Municipal Finance Authority - Cmnty Hosps Ctrl Ca Grp CA	3.00%		2/1/2046	A-	5,000,000	3,651,707
California Statewide Communities Development Authority - Eskaton Pptys Inc Oblg Gp CA	5.25%		11/15/2034	BBB-	1,640,000	1,639,961
California Statewide Communities Development Authority - Loma Linda Univ Med Obl CA†	5.25%		12/1/2056	BB	23,545,000	23,343,813

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority - Loma Linda Univ Med Obl CA	5.50%	12/1/2054	BB		$13,205,000	$13,267,252
California Statewide Communities Development Authority - Loma Linda Univ Med Obl CA†	5.50%	12/1/2058	BB		17,750,000	17,877,420
California Statewide Communities Development Authority - Loma Linda Univ Med OBL CA	5.25%	12/1/2044	BB		8,805,000	8,809,711
California Statewide Communities Development Authority - Verity Hlth Sys Oblig CA	5.50%	7/1/2039	NR		176,089	165,523
California Statewide Communities Development Authority - Verity Hlth Sys Oblig CA	5.75%	7/1/2024	NR		43,117	40,530
California Statewide Communities Development Authority - Verity Hlth Sys Oblig CA	5.75%	7/1/2035	NR		86,234	81,060
Chester County Health & Education Facilities Authority - Immaculata University PA	5.00%	11/1/2037	BB-	(b)	4,000,000	3,336,990
Chester County Health & Education Facilities Authority - Immaculata University PA	5.00%	11/1/2046	BB-	(b)	4,100,000	3,132,335
City of Blaine - Crest View Obligated Grp MN	6.125%	7/1/2050	NR		5,000,000	3,250,000
City of Fruita Healthcare Revenue - Lower Vy Hosp Assoc Oblig CO†	5.375%	1/1/2033	NR		3,400,000	3,456,949
City of Fruita Healthcare Revenue - Lower Vy Hosp Assoc Oblig CO†	5.50%	1/1/2048	NR		11,000,000	10,564,056
Clackamas County Hospital Facility Authority - Rose Villa Inc Obl Grp OR	5.375%	11/15/2055	NR		1,500,000	1,321,432
County of Cuyahoga - The Metrohealth System OH	5.00%	2/15/2057	BBB		5,750,000	5,545,353
County of Cuyahoga - The Metrohealth System OH	5.50%	2/15/2052	BBB		8,175,000	8,290,171
County of Cuyahoga - The Metrohealth System OH	5.50%	2/15/2057	BBB		4,900,000	4,949,137
County of Howard - Columbia Vantage Hse Corp MD	5.00%	4/1/2044	NR		2,955,000	2,486,927
County of Howard - Columbia Vantage Hse Corp MD	5.00%	4/1/2046	NR		7,000,000	5,800,154

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
County of Muskingum - Genesis Hlthcare Oblig Gp OH	5.00%	2/15/2033	BB+		$2,765,000	$2,765,611
County of Muskingum - Genesis Hlthcare Oblig Gp OH	5.00%	2/15/2044	BB+		20,690,000	18,796,865
County of Washington - Marietta Area Hlthcr Oblg OH	6.75%	12/1/2052	NR		15,000,000	14,689,057
County of Wilson - Wilson County Hospital KS	5.60%	9/1/2036	NR		3,530,000	2,912,200	(d)
Crawford County Hospital Authority - Meadville Med Ctr Oblig PA	6.00%	6/1/2046	NR		2,225,000	2,264,556
Crawford County Hospital Authority - Meadville Med Ctr Oblig PA	6.00%	6/1/2051	NR		2,600,000	2,628,699
Denver Health & Hospital Authority CO	5.25%	12/1/2045	BBB		3,700,000	3,719,707
Doylestown Hospital Authority Oblig PA	5.00%	7/1/2049	B3		2,375,000	1,965,022
Duluth Economic Development Authority - Essentia Health Oblig Grp MN	5.00%	2/15/2053	A-		5,000,000	4,904,908
Duluth Economic Development Authority - Essentia Health Oblig Grp MN	5.25%	2/15/2058	A-		18,000,000	18,099,657
Duluth Economic Development Authority - St Lukes Hosp Duluth Obl MN	5.25%	6/15/2052	BBB-		5,000,000	5,031,581
Franklin Health & Educational Facilities Board - Mtpc LLC Obigate Group TN†(c)	7.50%	6/1/2047	NR		7,635,000	2,061,450
Fulton County Industrial Development Authority Fulton County Medical Ctr PA	5.00%	7/1/2046	NR		4,450,000	4,401,599	(d)
Fulton County Industrial Development Authority Fulton County Medical Ctr PA	5.00%	7/1/2051	NR		5,000,000	4,875,798	(d)
Gainesville & Hall County Hospital Authority - Northeast Ga Hlth Sys Grp GA	5.50%	8/15/2054	AA		3,600,000	3,805,884
Glendale Industrial Development Authority - Beatitudes Campus Oblig AZ	5.00%	11/15/2036	NR		1,500,000	1,352,189
Glendale Industrial Development Authority - Beatitudes Campus Oblig AZ	5.00%	11/15/2040	NR		3,000,000	2,608,356
Glendale Industrial Development Authority - Beatitudes Campus Oblig AZ	5.00%	11/15/2045	NR		1,400,000	1,166,174
Glendale Industrial Development Authority - Beatitudes Campus Oblig AZ	5.00%	11/15/2053	NR		6,000,000	4,820,597
Harris County Cultural Education Facilities Finance Corp. - Brazos Presbyterian Oblig TX	5.125%	1/1/2048	BB+	(b)	1,655,000	1,422,939
Holmes County Hospital Corp. FL(c)	5.75%	11/1/2026	NR		3,760,000	3,536,712
Holmes County Hospital Corp. FL	6.00%	11/1/2038	NR		7,115,000	6,447,671	(d)

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Industrial Development Authority of the County of Pima - La Posada Park Centre Obl AZ†	6.875%	11/15/2052	NR		$4,000,000	$4,087,108
Industrial Development Authority of the County of Pima - La Posada Park Centre Obl AZ†	7.00%	11/15/2057	NR		5,500,000	5,617,085
Kentucky Economic Development Finance Authority - Masonic Homes of Ky Oblig KY	5.375%	11/15/2032	NR		1,100,000	1,009,320
King County Public Hospital District No. 4 WA	6.25%	12/1/2045	NR		4,000,000	4,096,690
Kirkwood Industrial Development Authority - Ashfield Active Lvg Oblig MO	5.25%	5/15/2042	BB-	(b)	1,750,000	1,524,747
Kirkwood Industrial Development Authority - Ashfield Active Lvg Oblig MO	5.25%	5/15/2050	BB-	(b)	3,750,000	3,116,502
Louisiana Local Government Environmental Facilities & Community Development Authority - St James Place Oblig Grp LA	6.25%	11/15/2045	NR		6,100,000	5,794,126
Magnolia West Community Development District FL	5.35%	5/1/2037	NR		220,000	221,260
Maryland Health & Higher Educational Facilities Authority - Doctors Hosp Inc Oblg Grp MD	5.00%	7/1/2038	A3		10,415,000	10,565,818
Massachusetts Development Finance Agency - Ascentria Care Alliance MA†	5.00%	7/1/2041	NR		3,500,000	3,017,408
Massachusetts Development Finance Agency - Ascentria Care Alliance MA†	5.00%	7/1/2051	NR		5,625,000	4,548,781
Massachusetts Development Finance Agency - Ascentria Care Alliance MA†	5.00%	7/1/2056	NR		2,310,000	1,823,894
Montgomery County Industrial Development Authority - Whitemarsh Cont Care Obl PA	5.375%	1/1/2050	NR		4,985,000	4,564,786
Moon Industrial Development Authority - Baptist Homes Society Obl PA	6.00%	7/1/2045	NR		9,250,000	7,850,219
New Hampshire Business Finance Authority - Ascentria Care Alliance NH†	5.00%	7/1/2041	NR		1,885,000	1,614,038
New Hampshire Business Finance Authority - Ascentria Care Alliance NH†	5.00%	7/1/2051	NR		3,225,000	2,569,543
New Hampshire Business Finance Authority - Ascentria Care Alliance NH†	5.00%	7/1/2056	NR		1,910,000	1,480,743
New Jersey Economic Development Authority - Bancroft Neurohealth Olbg NJ	5.00%	6/1/2036	NR		1,500,000	1,437,675

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New York City Industrial Development Agency - Yankee Stadium LLC NY	3.00%	3/1/2049	Baa1	$3,750,000	$2,667,017
New York State Dormitory Authority - Catholic Hlth Sys Oblig NY	4.00%	7/1/2045	B-	2,000,000	1,287,506
New York State Dormitory Authority NY	4.00%	3/15/2049	AA+	6,290,000	5,839,054
Niagara Area Development Corp. - Catholic Hlth Sys Oblig NY	5.00%	7/1/2052	B-	8,545,000	6,241,932
Oconee County Industrial Development Authority - Westminster Presbytrn GA	6.25%	12/1/2048	NR	2,000,000	1,603,217	(d)
Oconee County Industrial Development Authority - Westminster Presbytrn GA	6.375%	12/1/2053	NR	3,000,000	2,404,462	(d)
Oklahoma Development Finance Authority - Ou Medicine OK	5.50%	8/15/2052	BB-	10,000,000	9,151,435
Philadelphia Authority for Industrial Development - Gtr Phila Hlth Action Inc PA	6.50%	6/1/2045	NR	2,485,000	2,427,563
Philadelphia Authority for Industrial Development - Gtr Phila Hlth Action Inc PA	6.625%	6/1/2050	NR	3,415,000	3,361,731
Public Finance Authority - Bancroft Neurohealth Oblg WI†	4.625%	6/1/2036	NR	4,330,000	3,923,992
Public Finance Authority - Bancroft Neurohealth Oblg WI†	5.125%	6/1/2048	NR	6,900,000	6,225,246
Public Finance Authority - Moses Cone Hospital Ob Gp WI	5.00%	10/1/2052	AA-	8,750,000	9,046,551
Public Finance Authority - Proton Intl - Delray LLC WI†(c)	6.85%	11/1/2046	NR	2,000,000	1,200,000	(d)
Public Finance Authority - Proton Intl Alabama LLC WI†	6.85%	10/1/2047	NR	3,000,000	2,341,248
Public Finance Authority - Rose Villa Inc Obl Grp WI†	5.75%	11/15/2044	NR	2,035,000	2,126,934
Rhode Island Health & Educational Building Corp. - Care New England Hlth Obl RI	5.00%	9/1/2036	B+	7,000,000	6,450,902
Shelby County Health Educational & Housing Facilities Board - Luke Inc Obligated Group TN	5.75%	10/1/2059	NR	10,000,000	8,539,867
South Carolina Jobs-Economic Development Authority - Hampton Regl Med Ctr Obl SC	5.00%	11/1/2042	NR	3,815,000	3,491,104

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
South Carolina Jobs-Economic Development Authority - Hampton Regl Med Ctr Obl SC	5.00%	11/1/2046	NR		$6,070,000	$5,454,059
Southeastern Ohio Port Authority - Marietta Area Hlthcr Oblg OH	5.50%	12/1/2043	B+	(b)	5,025,000	5,035,707
Tarrant County Cultural Education Facilities Financial Corporation TX(f)	5.00%	7/1/2053	A1		9,550,000	9,742,202
Tulsa County Industrial Authority - Montereau Obligated Group OK	5.25%	11/15/2045	BBB-	(b)	2,750,000	2,660,960
Upper San Juan Health Service District Medical Center Revenue CO	6.00%	6/1/2041	NR		2,225,000	2,195,205
Upper San Juan Health Service District Medical Center Revenue CO	6.125%	6/1/2046	NR		3,015,000	2,950,723
Washington State Housing Finance Commission - Spokane United Method Hms WA†	6.00%	1/1/2024	NR		240,000	243,227
Wisconsin Health & Educational Facilities Authority - Amer Baptist Homes Oblig WI	5.00%	8/1/2039	NR		1,625,000	1,342,392
Wisconsin Health & Educational Facilities Authority - Sauk-Prairie Mem Hosp Obl WI	5.375%	2/1/2048	Ba2		4,000,000	4,000,571	(d)
Total						479,086,316

Housing 4.15%
Arizona Industrial Development Authority - Provident Grp-Nccu Pptys AZ (BAM)	5.00%	6/1/2058	AA		2,500,000	2,622,101
California Community Housing Agency CA†	3.00%	2/1/2057	NR		12,895,000	8,585,846
California Community Housing Agency CA†	4.00%	2/1/2050	NR		19,500,000	14,541,651
California Community Housing Agency CA†	5.00%	8/1/2050	NR		9,000,000	8,003,485
California Housing Finance Agency CA	3.25%	8/20/2036	BBB		14,262,948	12,340,523
California Housing Finance Agency CA	4.25%	1/15/2035	BBB+		3,372,870	3,263,015
California Municipal Finance Authority - Caritas Affordable Hsg CA	5.25%	8/15/2039	A-		550,000	559,358
CMFA Special Finance Agency CA†	4.00%	12/1/2045	NR		7,000,000	5,418,822
CSCDA Community Improvement Authority CA†	3.00%	6/1/2047	NR		15,640,000	11,489,720
CSCDA Community Improvement Authority CA†	3.00%	3/1/2057	NR		5,000,000	3,327,511
CSCDA Community Improvement Authority CA†	3.125%	8/1/2056	NR		14,500,000	10,008,239

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
CSCDA Community Improvement Authority CA†	4.00%	9/1/2046	NR	$2,250,000	$1,763,707
CSCDA Community Improvement Authority CA†	4.00%	8/1/2056	NR	4,450,000	3,394,218
CSCDA Community Improvement Authority CA†	4.00%	12/1/2056	NR	15,000,000	10,672,923
CSCDA Community Improvement Authority CA†	4.00%	2/1/2057	NR	3,500,000	2,484,949
CSCDA Community Improvement Authority CA†	4.00%	6/1/2057	NR	5,000,000	3,490,790
Maryland Economic Development Corp. MD	5.75%	7/1/2053	NR	2,000,000	2,117,367
Maryland Economic Development Corp. MD	6.00%	7/1/2058	NR	5,000,000	5,346,892
New Hampshire Business Finance Authority NH	4.375%	9/20/2036	BBB	5,465,970	5,282,470
New York State Housing Finance Agency NY (SONYMA/FNMA)	3.25%	11/1/2052	Aa2	5,000,000	3,717,140
Roanoke County Economic Development Authority - Richfield Living Oblig VA	5.25%	9/1/2049	NR	15,000,000	10,187,959
Roanoke County Economic Development Authority - Richfield Living Oblig VA	5.375%	9/1/2054	NR	5,500,000	3,709,999
Total					132,328,685

Lease Obligations 1.37%
New Jersey Economic Development Authority - NYNJ Link Borrower LLC NJ AMT	5.375%	1/1/2043	BBB+	1,175,000	1,177,012
New Jersey Economic Development Authority - NYNJ Link Borrower LLC NJ AMT	5.625%	1/1/2052	BBB+	5,000,000	5,016,730
New Jersey Economic Development Authority NJ	5.00%	6/15/2042	A3	2,000,000	2,033,331
New Jersey Economic Development Authority NJ	5.00%	6/15/2043	A3	5,000,000	5,098,216
New Jersey Economic Development Authority NJ	5.00%	6/15/2043	A3	3,800,000	3,874,645
New Jersey Economic Development Authority NJ	5.00%	6/15/2047	A3	5,450,000	5,508,306
New Jersey Economic Development Authority NJ	5.50%	6/15/2029	A3	3,575,000	3,977,746
New Jersey Transportation Trust Fund Authority NJ	Zero Coupon	12/15/2034	A3	13,420,000	7,920,295
New Jersey Transportation Trust Fund Authority NJ	5.00%	12/15/2035	A3	3,250,000	3,419,813

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
Puerto Rico Public Finance Corp. PR(c)	5.50%	8/1/2031	NR	$12,250,000	$398,136
St. Louis Municipal Finance Corp. MO (AGM)	5.00%	10/1/2045	AA	2,500,000	2,580,894
St. Louis Municipal Finance Corp.MO (AGM)	5.00%	10/1/2049	AA	2,625,000	2,687,970
Total					43,693,094

Other Revenue 6.19%
Anson Education Facilities Corp. -Arlington Classics Acdmy TX	5.00%	8/15/2045	BBB-	2,250,000	2,258,778
Arizona Industrial Development Authority - American Chtr Schs Fndtn AZ†	6.00%	7/1/2047	BB+	2,460,000	2,487,851
Arizona Industrial Development Authority - Odyssey Preparatory Academy AZ†	5.50%	7/1/2052	BB-	750,000	721,457
Arlington Higher Education Finance Corp. - Newman Internantional Acdmy TX	5.50%	8/15/2046	NR	5,000,000	4,680,156
Build NYC Resource Corp. - Shefa School NY†	5.00%	6/15/2051	NR	7,160,000	6,430,442
California School Finance Authority - Kipp Socal Pub Schs Obl CA†	5.125%	7/1/2044	BBB	2,390,000	2,404,889
Capital Trust Agency, Inc. - Educational Growth Fund FL†	5.00%	7/1/2056	NR	15,250,000	13,295,273
Capital Trust Agency, Inc. - Franklin Acad Ser 2020 Ob FL†	5.00%	12/15/2040	NR	3,640,000	3,414,206
Capital Trust Agency, Inc. - Franklin Acad Ser 2020 Ob FL†	5.00%	12/15/2050	NR	6,250,000	5,585,866
Capital Trust Agency, Inc. - Franklin Acad Ser 2020 Ob FL†	5.00%	12/15/2055	NR	8,535,000	7,462,450
Chester County Industrial Development Authority - Collegium Charter School PA	5.125%	10/15/2037	BB	1,000,000	958,405
Chester County Industrial Development Authority - Collegium Charter School PA	5.25%	10/15/2047	BB	2,500,000	2,216,897
Cleveland-Cuyahoga County Port Authority - Playhouse Square Fdtn OH	5.25%	12/1/2038	BB+	1,400,000	1,413,371
Cleveland-Cuyahoga County Port Authority - Playhouse Square Fdtn OH	5.50%	12/1/2043	BB+	1,850,000	1,875,011
Cleveland-Cuyahoga County Port Authority - Playhouse Square Fdtn OH	5.50%	12/1/2053	BB+	11,485,000	11,553,345
Clifton Higher Education Finance Corp. - Idea Public Schools TX	6.00%	8/15/2043	A-	1,000,000	1,012,579

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	6.125%		8/15/2048	NR	$22,025,000	$22,365,022
Commonwealth of Puerto Rico PR	Zero Coupon		11/1/2051	NR	796,127	104,492
Commonwealth of Puerto Rico PR	5.068%	#(a)	11/1/2051	NR	26,469,353	11,613,429
Florence Town, Inc. Industrial Development Authority - Legacy Tradtnl Sch Oblig AZ†	6.00%		7/1/2043	BB+	3,250,000	3,296,209
Florida Development Finance Corp. - Franklin Acad Ser 2016 Ob FL†	5.00%		7/15/2046	NR	4,000,000	3,673,517	(d)
Florida Development Finance Corp. - Palm Bay Academy Inc FL†	Zero Coupon		5/15/2037	NR	1,220,000	244,000	(d)
Florida Development Finance Corp. - Palm Bay Academy Inc FL†	Zero Coupon		5/15/2037	NR	940,000	9
Florida Development Finance Corp. - Palm Bay Academy Inc FL†	6.375%		5/15/2037	NR	2,620,000	2,208,707
Florida Development Finance Corp. - Renaissance Chtr 2020 C/D FL†	5.00%		9/15/2040	NR	1,050,000	954,490
Florida Development Finance Corp. - Renaissance Chtr 2020 C/D FL†	5.00%		9/15/2050	NR	2,200,000	1,880,793
Florida Development Finance Corp. - Renaissance Chtr Sch 2015 FL†	6.125%		6/15/2046	NR	5,000,000	5,003,707
George L Smith II Congress Center Authority - Signia Hotel Mgmt LLC GA†	5.00%		1/1/2054	NR	14,920,000	11,910,806
Industrial Development Authority of the City of Phoenix - Basis Schools Inc Oblig AZ†	5.00%		7/1/2046	BB	2,000,000	1,839,358
Industrial Development Authority of the County of Pima - Edkey Obligated Group AZ†	5.00%		7/1/2049	NR	6,000,000	5,262,629
Industrial Development Authority of the County of Pima - Edkey Obligated Group AZ†	5.00%		7/1/2055	NR	4,000,000	3,418,574
Jefferson Parish Economic Development & Port District - Kenner Discovery Hlth Sci LA†	5.50%		6/15/2038	NR	3,200,000	3,160,583
Jefferson Parish Economic Development & Port District - Kenner Discovery Hlth Sci LA†	5.625%		6/15/2048	NR	4,350,000	4,132,912
Main Street Natural Gas, Inc. GA	5.00%		5/15/2043	A3	1,900,000	1,901,117
Maricopa County Industrial Development Authority - Paragon Management Inc AZ†	5.00%		7/1/2047	BB+	4,000,000	3,692,216
Maricopa County Industrial Development Authority AZ†	5.00%		7/1/2049	BB+	2,335,000	2,080,848
Maryland Economic Development Corp. MD(c)	5.00%		12/1/2031	NR	10,700,000	6,420,000

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Maryland Economic Development Corp. MD(c)	5.25%	12/1/2031	NR	$3,000,000	$1,800,000
Michigan Finance Authority - Bradford Academy MI	4.30%	9/1/2030	NR	970,000	873,180	(d)
Michigan Finance Authority - Bradford Academy MI	4.80%	9/1/2040	NR	1,845,000	1,518,257
Michigan Finance Authority - Bradford Academy MI	5.00%	9/1/2050	NR	3,010,000	2,369,405
Michigan Public Educational Facilities Authority - Crescent Academy MI	7.00%	10/1/2036	NR	610,000	610,188
Middlesex County Improvement Authority NJ	6.125%	1/1/2025	NR	2,790,000	34,875
Middlesex County Improvement Authority NJ	6.25%	1/1/2037	NR	5,755,000	71,938
New Jersey Economic Development Authority NJ	5.00%	11/1/2052	A3	10,370,000	10,494,386
Plymouth Educational Center Charter School MI	5.375%	11/1/2030	D	1,425,000	869,250
Utah Charter School Finance Authority - Freedom Academy Fndtn UT†	5.00%	6/15/2041	NR	1,020,000	928,255
Utah Charter School Finance Authority - Freedom Academy Fndtn UT†	5.00%	6/15/2052	NR	1,300,000	1,113,340
Utah Charter School Finance Authority - Freedom Academy Fndtn UT†	5.375%	6/15/2048	NR	5,150,000	4,719,999
Washington State Convention Center Public Facilities District WA	4.00%	7/1/2058	Baa3	11,290,000	9,007,389
Total					197,344,856

Special Tax 4.75%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%	5/1/2032	Ba3	2,425,000	2,414,926
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%	5/1/2042	NR	3,250,000	3,131,321
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%	5/1/2042	NR	11,680,000	11,679,657
Anne Arundel County Consolidated Special Taxing District MD Special Tax	5.125%	7/1/2036	NR	1,030,000	1,031,530
Anne Arundel County Consolidated Special Taxing District MD Special Tax	5.25%	7/1/2044	NR	2,150,000	2,151,625
Arborwood Community Development District FL	6.90%	5/1/2036	NR	635,000	632,185

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Arborwood Community Development District FL	6.90%	5/1/2036	NR	$50,000	$48,930
Atlanta Urban Redevelopment Agency GA†	3.625%	7/1/2042	NR	1,875,000	1,541,985
Atlanta Urban Redevelopment Agency GA†	3.875%	7/1/2051	NR	3,330,000	2,640,482
Babcock Ranch Community Independent Special District FL	5.00%	5/1/2042	NR	4,000,000	3,777,678
Babcock Ranch Community Independent Special District FL	5.00%	5/1/2053	NR	4,000,000	3,678,490
Celebration Pointe Community Development District No. 1 FL	3.375%	5/1/2041	NR	900,000	663,347
Celebration Pointe Community Development District No. 1 FL	5.00%	5/1/2048	NR	6,555,000	5,927,169
City of Baltimore MD	4.875%	6/1/2042	NR	1,275,000	1,196,509
City of Baltimore MD	5.00%	6/1/2051	NR	1,600,000	1,498,897
City of North Las Vegas NV	4.50%	6/1/2039	NR	480,000	446,943
City of North Las Vegas NV	4.625%	6/1/2043	NR	480,000	440,427
City of North Las Vegas NV	4.625%	6/1/2049	NR	730,000	651,791
County of Frederick MD Special Tax†	4.00%	7/1/2050	NR	3,755,000	3,118,833
County of Frederick MD Tax Allocation†	4.625%	7/1/2043	NR	2,155,000	2,017,777
County of Prince George’s MD Tax Allocation†	5.125%	7/1/2039	NR	1,100,000	1,067,240
County of Prince George’s MD Tax Allocation†	5.25%	7/1/2048	NR	5,125,000	4,925,340
Denver International Business Center Metropolitan District No. 1 CO GO	6.00%	12/1/2048	NR	2,300,000	2,241,078
Grandview Industrial Development Authority MO Tax Allocation(c)	5.75%	12/1/2028	NR	1,000,000	220,000
Industrial Development Authority of the City of St. Louis Missouri MO	4.375%	11/15/2035	NR	3,500,000	2,818,858
Industrial Development Authority of the City of St. Louis Missouri MO	4.75%	11/15/2047	NR	4,875,000	3,654,128
Inland Valley Development Agency CA Tax Allocation	5.25%	9/1/2037	A	3,375,000	3,437,404
Miami World Center Community Development District FL	5.25%	11/1/2049	NR	4,500,000	4,313,738
Mida Mountain Village Public Infrastructure District UT†	4.00%	8/1/2050	NR	8,500,000	6,081,631
Mida Mountain Village Public Infrastructure District UT†	4.25%	8/1/2035	NR	3,290,000	2,983,370

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Mida Mountain Village Public Infrastructure District UT†	4.50%	8/1/2040	NR	$1,250,000	$1,107,214
Mida Mountain Village Public Infrastructure District UT†	5.00%	8/1/2050	NR	6,500,000	5,686,505
Military Installation Development Authority UT	4.00%	6/1/2041	NR	1,250,000	995,013
Military Installation Development Authority UT	4.00%	6/1/2052	NR	11,485,000	8,291,890
North Range Metropolitan District No. 3 CO GO	5.00%	12/1/2040	NR	2,000,000	1,743,915
Northern Palm Beach County Improvement District FL	5.00%	8/1/2037	NR	750,000	737,781
Northern Palm Beach County Improvement District FL	5.00%	8/1/2046	NR	5,000,000	4,786,263
Northern Palm Beach County Improvement District FL	5.00%	8/1/2046	NR	2,850,000	2,674,628
Orange County Community Facilities District CA Special Tax	5.00%	8/15/2042	NR	2,000,000	2,048,860
Orange County Community Facilities District CA Special Tax	5.00%	8/15/2047	NR	2,000,000	2,023,627
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2037	NR	875,000	813,061	(d)
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2045	NR	2,250,000	2,019,741
Plaza at Noah’s Ark Community Improvement District MO	3.00%	5/1/2030	NR	725,000	639,399
Plaza at Noah’s Ark Community Improvement District MO	3.125%	5/1/2035	NR	500,000	407,590
Prince George’s County Revenue Authority MD Tax Allocation†	5.00%	7/1/2046	NR	5,000,000	5,001,145	(d)
River Islands Public Financing Authority CA Special Tax (AGM)	5.25%	9/1/2052	AA	2,500,000	2,691,231
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2041	NR	2,000,000	1,701,167	(d)
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2051	NR	6,520,000	5,097,730
Scranton Redevelopment Authority PA GTD	5.00%	11/15/2028	BB+	4,385,000	4,183,075
Stone Canyon Community Improvement District MO(c)	5.70%	4/1/2022	NR	1,485,000	386,100
Tahoe-Douglas Visitors Authority NV	5.00%	7/1/2045	NR	2,800,000	2,766,714

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Tahoe-Douglas Visitors Authority NV	5.00%	7/1/2051	NR	$4,000,000	$3,877,446
Tern Bay Community Development District FL	5.375%	5/1/2037	NR	370,000	370,028
Village Community Development District No. 10 FL	6.00%	5/1/2044	NR	805,000	807,855
Village Metropolitan District CO GO	5.00%	12/1/2040	NR	2,000,000	1,879,299
Village Metropolitan District CO GO	5.00%	12/1/2049	NR	4,085,000	3,719,773
West Villages Improvement District FL	4.75%	5/1/2039	NR	1,750,000	1,633,529
West Villages Improvement District FL	5.00%	5/1/2050	NR	3,090,000	2,828,238
Total					151,352,106

Tax Revenue 3.29%
American Samoa Economic Development Authority AS†	6.50%	9/1/2028	Ba3	2,750,000	2,959,609
City of Reno NV†	Zero Coupon	7/1/2058	NR	18,500,000	1,792,708
City of Sparks NV†	2.50%	6/15/2024	Ba2	115,000	111,576
City of Sparks NV†	2.75%	6/15/2028	Ba2	750,000	670,383
Matching Fund Special Purpose Securitization Corp. VI	5.00%	10/1/2030	NR	2,500,000	2,599,498
Matching Fund Special Purpose Securitization Corp. VI	5.00%	10/1/2039	NR	4,000,000	4,011,937
Metropolitan Pier & Exposition Authority IL	5.50%	6/15/2053	A-	9,150,000	9,234,058
Metropolitan Pier & Exposition Authority IL (NPFGC)(FGIC)	Zero Coupon	12/15/2037	A-	10,000,000	4,884,641
Monongalia County Commission Excise Tax District WV†	4.125%	6/1/2043	NR	2,250,000	1,960,739
Monongalia County Commission Excise Tax District WV†	4.875%	6/1/2043	NR	3,430,000	2,971,882
New York Liberty Development Corp. NY TCRS (BAM)	3.00%	2/15/2042	AA	4,000,000	3,142,314
New York State Dormitory Authority NY	3.00%	3/15/2050	AA+	2,500,000	1,884,941
New York State Urban Development Corp. NY	3.00%	3/15/2047	AA+	3,740,000	2,891,268
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	Zero Coupon	7/1/2033	NR	5,283,000	3,079,742
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.55%	7/1/2040	NR	8,719,000	8,020,764
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.75%	7/1/2053	NR	32,084,000	28,440,772

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	5.00%	7/1/2058	NR	$16,922,000	$15,406,297
Territory of Guam GU	4.00%	1/1/2042	Ba1	7,000,000	6,123,889
Washington State Convention Center Public Facilities District WA	3.00%	7/1/2048	Baa3	6,710,000	4,506,953
Total					104,693,971

Tobacco 8.39%
Buckeye Tobacco Settlement Financing Authority OH	Zero Coupon	6/1/2057	NR	63,000,000	7,234,315
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR	62,055,000	53,943,617
California Statewide Financing Authority CA	Zero Coupon	6/1/2046	NR	26,325,000	6,107,197
California Statewide Financing Authority CA†	Zero Coupon	6/1/2055	NR	42,500,000	1,919,257
District of Columbia Tobacco Settlement Financing Corp. DC	Zero Coupon	6/15/2046	NR	4,780,000	869,945
District of Columbia Tobacco Settlement Financing Corp. DC	Zero Coupon	6/15/2055	NR	21,000,000	1,877,583
District of Columbia Tobacco Settlement Financing Corp. DC	Zero Coupon	6/15/2055	NR	100,000,000	7,533,930
Erie Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2060	NR	30,000,000	1,572,156
Golden State Tobacco Securitization Corp. CA	Zero Coupon	6/1/2066	NR	292,500,000	34,069,084
Inland Empire Tobacco Securitization Corp. CA†	Zero Coupon	6/1/2057	CCC	47,000,000	2,567,643
Iowa Tobacco Settlement Authority IA	4.00%	6/1/2049	BBB+	4,000,000	3,344,932
Michigan Finance Authority MI	4.00%	6/1/2049	BBB+	4,005,000	3,323,872
Michigan Finance Authority MI	5.00%	6/1/2049	BBB+	3,335,000	3,301,551
Michigan Tobacco Settlement Finance Authority MI	Zero Coupon	6/1/2058	NR	153,300,000	6,016,228
Monroe Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2061	NR	22,900,000	838,158
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	50,000,000	2,595,680
Nassau County Tobacco Settlement Corp. NY	5.00%	6/1/2035	CCC+	3,170,000	2,935,779
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CCC+	3,615,591	3,535,076

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco (continued)
Rockland Tobacco Asset Securitization Corp. NY†	Zero Coupon	8/15/2060	NR	$41,035,000	$2,459,002
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2036	NR	10,000,000	4,753,761
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2056	NR	20,000,000	1,577,456
Tobacco Securitization Authority of Southern California - San Diego County Tobacco CA	Zero Coupon	6/1/2046	CCC-	15,000,000	2,317,122
Tobacco Securitization Authority of Southern California - San Diego County Tobacco CA	Zero Coupon	6/1/2054	NR	16,000,000	2,863,698
Tobacco Securitization Authority of Southern California - San Diego County Tobacco CA	5.00%	6/1/2048	BBB-	2,235,000	2,225,511
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2046	BBB-	26,145,000	24,997,499
Tobacco Settlement Financing Corp. RI	Zero Coupon	6/1/2052	CCC-	25,885,000	4,187,903
Tobacco Settlement Financing Corp. VA	Zero Coupon	6/1/2047	CCC-	9,500,000	2,201,963
Tobacco Settlement Financing Corp. VA	Zero Coupon	6/1/2047	CCC-	110,695,000	26,514,419
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-	34,450,000	31,758,849
TSASC, Inc. NY	5.00%	6/1/2045	CCC+	7,170,000	6,447,004
TSASC, Inc. NY	5.00%	6/1/2048	NR	12,835,000	11,338,615
Total					267,228,805

Transportation 9.28%
City & County of Denver Airport System Revenue CO AMT	5.50%	11/15/2025	A+	3,410,000	3,470,328
City of Houston Airport System Revenue - United Airlines Inc TX AMT	4.75%	7/1/2024	Ba3	2,740,000	2,734,386
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%	7/15/2028	B	3,500,000	3,550,560
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2049	AA-	5,000,000	4,380,172
City of Reno NV†	Zero Coupon	7/1/2058	NR	29,000,000	3,419,094
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2044	A	5,000,000	5,077,551

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
E-470 Public Highway Authority CO (NPFGC)(FGIC)	Zero Coupon		9/1/2031	A		$20,000,000	$14,803,004
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon		1/15/2033	A		4,500,000	2,974,770
Foothill-Eastern Transportation Corridor Agency CA	3.95%		1/15/2053	A		5,500,000	4,893,013
Foothill-Eastern Transportation Corridor Agency CA	4.00%		1/15/2043	A-		4,099,000	3,862,343
Greater Orlando Aviation Authority FL AMT	4.00%		10/1/2049	AA-		6,370,000	5,548,772
Maryland Economic Development Corp. - Consol Marine Terminals L MD	5.75%		9/1/2025	BB		9,000,000	9,075,418
Maryland Economic Development Corp. - Ports America Chesapeake MD AMT	5.00%		6/1/2044	Baa2		250,000	253,582
Maryland Economic Development Corp. - Ports America Chesapeake MD AMT	5.00%		6/1/2049	Baa2		750,000	757,058	(d)
Maryland Economic Development Corp. - Purple Line Transit Ptr MD AMT	5.25%		6/30/2047	Baa3		2,500,000	2,504,770
Maryland Economic Development Corp. - Purple Line Transit Ptr MD AMT	5.25%		6/30/2055	Baa3		12,610,000	12,504,415
Maryland Economic Development Corp. MD Tax Allocation	4.00%		9/1/2050	NR		14,750,000	11,553,244
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2052	A1		6,500,000	6,871,907
Metropolitan Transportation Authority NY	3.28%	#(a)	11/1/2035	Aa1	(b)	4,800,000	4,800,000
Metropolitan Transportation Authority NY	5.00%		11/15/2045	A3		1,900,000	1,837,068
Metropolitan Transportation Authority NY	5.00%		11/15/2050	A3		6,630,000	6,388,365
Metropolitan Transportation Authority NY(f)	5.25%		11/15/2055	A3		21,710,000	21,734,802
Metropolitan Transportation Authority NY	5.25%		11/15/2044	A3		10,000,000	10,048,626
New Jersey Transportation Trust Fund Authority NJ	5.50%		6/15/2050	A3		2,000,000	2,140,534
New York Transportation Development Corp. - Delta Air Lines Inc NY AMT	4.00%		1/1/2036	Baa3		9,305,000	8,572,166
New York Transportation Development Corp. - Delta Air Lines Inc NY AMT	4.375%		10/1/2045	Baa3		21,625,000	19,411,571

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - Delta Air Lines Inc NY AMT	5.00%	1/1/2024	Baa3		$6,300,000	$6,341,966
New York Transportation Development Corp. - Delta Air Lines Inc NY AMT	5.00%	1/1/2036	Baa3		1,195,000	1,188,679
New York Transportation Development Corp. - Delta Air Lines Inc NY AMT	5.00%	10/1/2040	Baa3		17,600,000	16,995,771
New York Transportation Development Corp. - Laguardia Gateway Partner NY AMT	4.00%	7/1/2041	Baa2		5,000,000	4,186,767
North Parkway Municipal Management District No. 1 TX†	4.75%	9/15/2041	NR		2,930,000	2,697,572	(d)
North Parkway Municipal Management District No. 1 TX†	5.00%	9/15/2051	NR		6,875,000	6,242,427	(d)
Port Authority of New York & New Jersey NY AMT	5.00%	11/15/2041	AA-		10,500,000	10,689,212
Port Authority of New York & New Jersey NY AMT	5.25%	8/1/2047	AA-		5,000,000	5,315,281
Port Authority of New York & New Jersey NY AMT	5.50%	8/1/2052	AA-		3,500,000	3,771,337
Puerto Rico Highway & Transportation Authority PR	Zero Coupon	7/1/2032	NR		462,833	275,386
Puerto Rico Highway & Transportation Authority PR	5.00%	7/1/2053	NR		791,717	439,403
Puerto Rico Highway & Transportation Authority PR	5.00%	7/1/2062	NR		1,712,199	1,581,644
Regional Transportation District - Denver Transit Partners CO	3.00%	7/15/2037	Baa1		3,825,000	3,078,788
San Diego County Regional Airport Authority CA AMT	4.00%	7/1/2046	A2		4,500,000	3,984,621
San Diego County Regional Airport Authority CA AMT	5.00%	7/1/2056	A2		10,000,000	10,072,716
San Diego County Regional Airport Authority CA(f)	5.00%	7/1/2056	A2		17,000,000	17,895,751
Texas Transportation Commission State Highway 249 System TX	5.00%	8/1/2057	Baa3		2,375,000	2,353,954
Triborough Bridge & Tunnel Authority NY	4.00%	5/15/2043	AA+	(b)	5,000,000	4,727,455
Virginia Small Business Financing Authority - 95 Express Lanes LLC VA AMT	4.00%	1/1/2048	BBB-		7,205,000	6,018,855
Virginia Small Business Financing Authority - 95 Express Lanes LLC VA AMT	5.00%	1/1/2033	BBB-		1,500,000	1,597,509

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Virginia Small Business Financing Authority - 95 Express Lanes LLC VA AMT	5.00%		1/1/2035	BBB-	$3,000,000	$3,144,322
Virginia Small Business Financing Authority - 95 Express Lanes LLC VA AMT	5.00%		7/1/2036	BBB-	3,200,000	3,311,140
Virginia Small Business Financing Authority - 95 Express Lanes LLC VA AMT	5.00%		7/1/2037	BBB-	2,355,000	2,419,991
Virginia Small Business Financing Authority - Elizabeth River Crossings VA AMT	4.00%		1/1/2038	BBB	4,500,000	4,182,575
Total						295,680,641

Utilities 9.75%
Baltimore Project Revenue MD(f)	5.25%		7/1/2047	Aa2	7,195,000	7,900,066
Baltimore Project Revenue MD(f)	5.25%		7/1/2052	Aa2	12,190,000	13,384,545
Black Belt Energy Gas District AL	4.00%	#(a)	6/1/2051	Aa1	11,445,000	11,161,737
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1	11,100,000	10,751,264
Black Belt Energy Gas District AL	5.50%	#(a)	11/1/2053	A2	16,335,000	17,149,733
California Pollution Control Financing Authority - Poseidon Resources CA†	5.00%		11/21/2045	Baa3	2,250,000	2,132,444
Charlotte County Industrial Development Authority - Mskp Town And Cntry Util FL†	5.00%		10/1/2034	NR	1,000,000	993,911
Charlotte County Industrial Development Authority - Mskp Town And Cntry Util FL†	5.00%		10/1/2049	NR	5,500,000	5,075,755	(d)
City of Compton Water Revenue CA	6.00%		8/1/2039	NR	3,710,000	3,710,613
County of Campbell - Basin Electric Pwr Coop WY	3.625%		7/15/2039	A	5,845,000	5,111,493
County of Jefferson Sewer Revenue AL	Zero Coupon		10/1/2039	BBB	5,000,000	5,113,413
County of Jefferson Sewer Revenue AL	Zero Coupon		10/1/2046	BBB	5,445,000	5,565,517
County of Jefferson Sewer Revenue AL	6.00%		10/1/2042	BBB	7,175,000	7,651,548
County of Jefferson Sewer Revenue AL	6.50%		10/1/2053	BBB	26,800,000	28,628,610
County of Jefferson Sewer Revenue AL (AGM)	Zero Coupon		10/1/2028	AA	4,035,000	3,040,894
County of Jefferson Sewer Revenue AL (AGM)	5.00%		10/1/2044	AA	5,070,000	5,203,109
Development Authority of Burke County - Oglethorpe Power Corp GA	4.125%		11/1/2045	BBB+	5,025,000	4,302,142

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Florida Development Finance Corp. - Waste Pro Usa Inc FL AMT	3.00%		6/1/2032	NR		$20,250,000	$15,318,740
Florida Development Finance Corp. - Waste Pro Usa Inc FL AMT†	5.25%		8/1/2029	NR		7,000,000	6,519,725
Kentucky Public Energy Authority KY	4.00%	#(a)	8/1/2052	A1		16,000,000	15,506,558
Main Street Natural Gas, Inc. GA	4.00%	#(a)	5/1/2052	A3		2,115,000	2,066,576
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-		38,000,000	35,742,306
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3		2,165,000	2,106,997
Maricopa County Pollution Control Corp. - El Paso Electric Company AZ	3.60%		2/1/2040	Baa2		5,355,000	4,688,260
Maricopa County Pollution Control Corp. - El Paso Electric Company AZ	3.60%		4/1/2040	Baa2		3,115,000	2,724,600
Municipal Electric Authority of Georgia GA	5.00%		1/1/2059	BBB+		7,300,000	7,070,083
Omaha Public Power District NE	4.00%		2/1/2046	AA		7,500,000	7,155,046
Public Authority for Colorado Energy CO	6.50%		11/15/2038	A2		5,000,000	5,863,221
Puerto Rico Commonwealth Aqueduct & Sewer Authority PR†	4.00%		7/1/2042	NR		6,250,000	5,028,182
Puerto Rico Commonwealth Aqueduct & Sewer Authority PR†	4.00%		7/1/2042	NR		5,000,000	4,022,546
Puerto Rico Commonwealth Aqueduct & Sewer Authority PR†	5.00%		7/1/2047	NR		24,500,000	22,159,767
Puerto Rico Electric Power Authority PR(c)	5.00%		7/1/2042	D	(b)	4,975,000	3,644,188
Puerto Rico Electric Power Authority PR(c)	5.05%		7/1/2042	D	(b)	3,425,000	2,500,250
Puerto Rico Electric Power Authority PR(c)	5.25%		7/1/2024	D	(b)	7,000,000	5,145,000
Puerto Rico Electric Power Authority PR(c)	5.50%		7/1/2038	D	(b)	1,530,000	1,130,288
Southeast Energy Authority A Cooperative District AL	5.50%	#(a)	1/1/2053	A1		5,000,000	5,295,954
State of Hawaii Department of Budget & Finance - Hawaiian Electric Co Inc HI	3.20%		7/1/2039	Baa1		13,265,000	10,831,172
State of Hawaii Department of Budget & Finance - Hawaiian Electric Co Inc HI AMT	4.00%		3/1/2037	Baa1		6,975,000	6,507,288
Tennessee Energy Acquisition Corp. TN	5.00%	#(a)	5/1/2052	A2		2,500,000	2,589,278
Total							310,492,819
Total Municipal Bonds (cost $3,527,954,796)							3,195,395,599

132	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

				Credit
		Interest	Final	Rating:
	Interest	Rate Reset	Maturity	S&P or		Principal	Fair
Investments	Rate#	Date(g)	Date	Moody’s		Amount	Value
SHORT-TERM INVESTMENTS 0.11%

Variable Rate Demand Notes 0.11%

Tax Revenue
NYC TFA - Future Tax (cost $3,500,000)	3.400%	1/3/2023	5/1/2034	AAA	(b)	$3,500,000	$3,500,000
Total Short-Term Investments (cost $3,500,000)							3,500,000
Total Investments in Securities 100.41% (cost $3,531,454,796)							3,198,895,599
Other Assets and Liabilities – Net(h) (0.41)%							(13,045,336)
Net Assets 100.00%							$3,185,850,263

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
FGIC	Insured by - Financial Guaranty Insurance Company.
FNMA	Federal National Mortgage Association.
GTD	Guaranteed.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
SONYMA	State of New York Mortgage Agency.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2022, the total value of Rule 144A securities was $899,489,821, which represents 28.23% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2022.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Securities purchased on a when-issued basis.
(f)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(h)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at December 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	March 2023	619	Short	$(78,223,270)	$(77,587,781)	$635,489

See Notes to Schedule of Investments.	133

Schedule of Investments (unaudited)(concluded)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)
Corporate-Backed	$–	$583,043,879	$20,182,353	$603,226,232
Education	–	191,215,806	12,837,637	204,053,443
General Obligation	–	356,880,779	19,829,189	376,709,968
Health Care	–	451,240,798	27,845,518	479,086,316
Other Revenue	–	192,554,159	4,790,697	197,344,856
Special Tax	–	143,836,733	7,515,373	151,352,106
Transportation	–	285,983,584	9,697,057	295,680,641
Utilities	–	305,417,064	5,075,755	310,492,819
Remaining Industries	–	577,449,218	–	577,449,218
Short-Term Investments
Variable Rate Demand Notes	–	3,500,000	–	3,500,000
Total	$–	$3,091,122,020	$107,773,579	$3,198,895,599
Other Financial Instruments
Futures Contracts
Assets	$635,489	$–	$–	$635,489
Liabilities	–	–	–	–
Total	$635,489	$–	$–	$635,489

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2022	$99,330,812
Accrued Discounts (Premiums)	(182,311)
Realized Gain (Loss)	(3,622,483)
Change in Unrealized Appreciation (Depreciation)	3,889,333
Purchases	–
Sales	(12,344,410)
Transfers into Level 3(a)	69,673,634
Transfers out of Level 3(a)	(48,970,996)
Balance as of December 31, 2022	$107,773,579
Change in unrealized appreciation/ depreciation for the period ended December 31, 2022, related to Level 3 investments held at December 31, 2022	$1,209,605

(a)	The fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

134	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.13%

MUNICIPAL BONDS 98.13%

Airlines 0.20%
New Jersey Economic Development Authority - Port Newark Container NJ AMT	5.00%		10/1/2027	Baa2	$1,675,000	$1,722,531

Corporate-Backed 30.02%
Allegheny County Industrial Development Authority - US Steel Corporation PA	4.875%		11/1/2024	BB-	3,000,000	3,008,887
Allegheny County Industrial Development Authority - US Steel Corporation PA	5.125%		5/1/2030	BB-	10,485,000	10,692,646
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	19,670,000	19,442,275
Calhoun County Navigation Industrial Development Authority - Max Midstream Texas LLC TX AMT†	3.625%		7/1/2026	NR	2,500,000	2,250,452
California Municipal Finance Authority CA AMT	4.00%		7/15/2029	B+	7,240,000	7,061,022
Chandler Industrial Development Authority - Intel Corporation AZ AMT	5.00%	#(a)	9/1/2052	A1	5,500,000	5,741,812
City of Henderson - Pratt Paper LLC KY AMT†	3.70%		1/1/2032	NR	9,855,000	9,396,597
City of Valparaiso - Pratt Paper LLC IN AMT	5.875%		1/1/2024	NR	75,000	75,861
City of Valparaiso - Pratt Paper LLC IN AMT	7.00%		1/1/2044	NR	115,000	117,937
County of Clark - Southern Ca Edison Co NV	2.10%		6/1/2031	A-	4,010,000	3,237,453
County of Nez Perce - Potlatchdeltic Corp ID	2.75%		10/1/2024	BBB-	2,835,000	2,787,540
County of Richland - International Paper Co SC	3.875%		4/1/2023	BBB	3,910,000	3,904,629
County of Warren - International Paper Co MS	2.90%	#(a)	9/1/2032	BBB	750,000	746,232
Downtown Doral South Community Development District FL†	3.875%		12/15/2023	NR	50,000	49,669
Downtown Doral South Community Development District FL†	4.25%		12/15/2028	NR	250,000	243,104
Florida Development Finance Corp. - Waste Pro Usa Inc FL AMT†	5.00%		5/1/2029	NR	1,410,000	1,311,977
Greater Orlando Aviation Authority - Jetblue Airways Corp FL	5.00%		11/15/2026	NR	2,600,000	2,602,399

See Notes to Schedule of Investments.	135

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Hoover Industrial Development Board - US Steel Corporation AL AMT	6.375%	#(a)	11/1/2050	BB-	$1,570,000	$1,741,480
Indiana Finance Authority - Ohio Valley Electric Corp IN	2.50%		11/1/2030	Baa3	3,350,000	2,860,382
Indiana Finance Authority - Ohio Valley Electric Corp IN	3.00%		11/1/2030	Baa3	500,000	443,094
Indiana Finance Authority - Ohio Valley Electric Corp IN	3.00%		11/1/2030	Baa3	1,000,000	886,189
Indiana Finance Authority - US Steel Corporation IN	4.125%		12/1/2026	BB-	5,000,000	4,889,538
Iowa Finance Authority - Iowa Fertilizer Co LLC IA	4.00%	#(a)	12/1/2050	BBB-	6,600,000	6,328,098
Love Field Airport Modernization Corp. - Southwest Airlines Co TX	5.00%		11/1/2028	Baa1	2,000,000	1,999,861
Maryland Industrial Development Financing Authority - Occidental Petroleum Corp MD	5.32%	#(a)	3/1/2030	BB+	5,645,000	5,645,000
Matagorda County Navigation District No. 1 - Aep Texas Inc TX	2.60%		11/1/2029	A-	2,580,000	2,297,037
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	9,775,000	9,423,357
Mississippi Business Finance Corp. - Enviva Inc MS AMT	7.75%	#(a)	7/15/2047	B1	4,600,000	4,635,214
M-S-R Energy Authority CA	6.125%		11/1/2029	BBB+	2,295,000	2,541,110
New Hampshire Business Finance Authority - Casella Waste Systems Inc NH†	2.95%		4/1/2029	B+	2,300,000	2,015,814
New Hampshire Business Finance Authority - Covanta Holding Corp NH AMT†	4.00%		11/1/2027	B	1,525,000	1,453,958
New Hampshire Business Finance Authority - New York St Elec & Gas NH AMT	4.00%		12/1/2028	A-	5,050,000	5,141,536
New Hampshire Business Finance Authority - United Illuminating Co NH	2.80%	#(a)	10/1/2033	A-	1,000,000	995,346
New Hampshire Business Finance Authority - Waste Mgmt Inc NH AMT	2.15%	#(a)	7/1/2027	A-	3,160,000	3,045,209
New Jersey Economic Development Authority - United Airlines Inc NJ	5.25%		9/15/2029	Ba3	3,500,000	3,483,078
New Jersey Economic Development Authority - United Airlines Inc NJ	5.75%		9/15/2027	Ba3	7,150,000	7,149,958
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	1,000,000	1,000,346
New York Liberty Development Corp. - 3 World Trade Center LLC NY†	5.15%		11/15/2034	NR	4,305,000	4,171,025

136	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
New York State Environmental Facilities Corp. - Casella Waste Systems Inc NY AMT	2.75%	#(a)	9/1/2050	B+		$3,500,000	$3,298,431
New York State Environmental Facilities Corp. - Casella Waste Systems Inc NY AMT†	3.125%	#(a)	12/1/2044	B+		4,500,000	4,227,709
New York Transportation Development Corp. - American Airlines Inc NY AMT	2.25%		8/1/2026	B	(b)	1,505,000	1,391,057
New York Transportation Development Corp. - American Airlines Inc NY AMT	5.00%		8/1/2026	B-		820,000	819,970
New York Transportation Development Corp. - American Airlines Inc NY AMT	5.00%		8/1/2031	B-		7,500,000	7,352,963
New York Transportation Development Corp. - American Airlines Inc NY AMT	5.25%		8/1/2031	B-		4,510,000	4,532,534
Niagara Area Development Corp. - Covanta Holding Corp NY†	3.50%		11/1/2024	B1		6,100,000	5,941,981
Ohio Air Quality Development Authority - American Electric Pwr Co OH AMT	2.60%	#(a)	6/1/2041	BBB+		2,500,000	2,231,465
Ohio Air Quality Development Authority - Pratt Paper Oh Inc OH AMT†	3.75%		1/15/2028	NR		290,000	283,620
Ohio Air Quality Development Authority OH	2.875%		2/1/2026	Baa3		700,000	668,032
Ohio Air Quality Development Authority OH	2.875%		2/1/2026	Baa3		1,940,000	1,851,402
Parish of St. James - Nustar Logistics Lp LA†	5.85%	#(a)	8/1/2041	BB-		4,125,000	4,224,080
Parish of St. James - Nustar Logistics Lp LA†	6.10%	#(a)	6/1/2038	BB-		8,235,000	8,758,216
Parish of St. James - Nustar Logistics Lp LA†	6.10%	#(a)	12/1/2040	BB-		2,250,000	2,392,955
Pennsylvania Economic Development Financing Authority - Consol Energy Inc PA AMT†	9.00%	#(a)	4/1/2051	B		3,125,000	3,546,257
Pennsylvania Economic Development Financing Authority - Covanta Holding Corp PA AMT†	3.25%		8/1/2039	B		7,700,000	5,755,260
Polk County Industrial Development Authority - Mineral Development LLC FL†	5.875%		1/1/2033	NR		1,375,000	1,371,398
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX†	6.00%		1/1/2025	NR		3,230,000	3,033,324
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	1.875%		1/1/2026	NR		2,710,000	2,456,998
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	2.00%		1/1/2027	NR		1,250,000	1,097,560

See Notes to Schedule of Investments.	137

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	2.125%		1/1/2028	NR	$775,000	$659,424
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	2.25%		1/1/2029	NR	1,300,000	1,073,860
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	2.50%		1/1/2030	NR	1,150,000	933,236
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	2.625%		1/1/2031	NR	1,600,000	1,272,551
Public Finance Authority - Ameream LLC WI†	5.00%		12/1/2027	NR	1,275,000	1,113,706	(c)
Public Finance Authority - Ameream LLC WI†	6.50%		12/1/2037	NR	2,000,000	1,660,985	(c)
Public Finance Authority - Celanese Us Holdings LLC WI AMT	5.00%		1/1/2024	BBB-	4,500,000	4,505,575
Public Finance Authority - Celanese Us Holdings LLC WI AMT	5.00%		12/1/2025	BBB-	2,490,000	2,497,899
Public Finance Authority - Sky Harbour Cap Oblg WI AMT	4.00%		7/1/2036	NR	9,585,000	7,894,759
Salem County Pollution Control Financing Authority - Chambers Cogeneration LP NJ AMT	5.00%		12/1/2023	NR	1,820,000	1,842,943
Sumter County Industrial Development Authority - Enviva Inc AL AMT	6.00%	#(a)	7/15/2052	B+	15,000,000	13,648,321
Tuscaloosa County Industrial Development Authority - Hunt Refining Company AL†	4.50%		5/1/2032	NR	9,446,498	8,551,805
Vermont Economic Development Authority - Casella Waste Systems Inc VT AMT†	5.00%	#(a)	6/1/2052	B+	5,500,000	5,471,848
Total						261,179,246

Education 5.55%
Arizona Industrial Development Authority - Academies Math & Sci Oblig AZ†	5.00%		7/1/2029	BB+	1,500,000	1,505,911
Arizona Industrial Development Authority - Odyssey Preparatory Acdmy AZ†	4.00%		7/1/2029	BB-	425,000	401,527
Build NYC Resource Corp. - E Harlem Scholars Oblg Gp NY†	5.00%		6/1/2032	NR	275,000	274,375
California Community Choice Financing Authority CA	4.581% (SOFR * .67 + 1.70%	)#	5/1/2053	A1	10,000,000	10,001,388	(c)
California Municipal Finance Authority - Sdori Charter Sch Pptys CA†	5.00%		3/1/2025	B+	565,000	560,073

138	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Capital Trust Agency, Inc. - Advantage Admy Oblig Grp FL	4.00%	12/15/2024	Baa3		$220,000	$219,262
Capital Trust Agency, Inc. - Advantage Admy Oblig Grp FL	5.00%	12/15/2029	Baa3		400,000	410,503
Capital Trust Agency, Inc. - Renaissance Chtr Sch 2019 FL†	4.00%	6/15/2029	NR		885,000	821,005
Chester County Health & Education Facilities Authority - Immaculata University PA	4.25%	11/1/2032	BB-	(b)	1,600,000	1,317,966
City of Farmington - Southern Ca Edison Co NM	1.80%	4/1/2029	A-		4,810,000	4,033,017
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	4.625%	8/15/2025	NR		1,965,000	1,962,755
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	5.75%	8/15/2038	NR		1,405,000	1,419,470
County of Frederick - Mount St Mary’S Univ MD†	5.00%	9/1/2027	BB+		2,250,000	2,257,872
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%	11/1/2027	Ba3		3,000,000	3,027,815
Florida Higher Educational Facilities Financial Authority - Jacksonville University FL†	4.50%	6/1/2033	NR		2,900,000	2,623,090
Hospital Facilities Authority of Multnomah County Oregon - Mirabella So Waterfront OR	5.00%	10/1/2024	NR		90,000	90,243
Illinois Finance Authority - Illinois Inst of Tech IL	5.00%	9/1/2025	Baa3		600,000	613,220
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.00%	10/1/2026	NR		240,000	241,018
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.125%	10/1/2030	NR		425,000	430,793
New Hope Cultural Education Facilities Finance Corp. - Jubilee Academic Ctr Inc TX†	4.00%	8/15/2023	BB+		700,000	697,751
New Hope Cultural Education Facilities Finance Corp. - Jubilee Academic Ctr Inc TX†	4.00%	8/15/2025	BB+		1,280,000	1,260,618
New Hope Cultural Education Facilities Finance Corp. - Jubilee Academic Ctr Inc TX†	4.00%	8/15/2027	BB+		1,040,000	1,009,235
New Hope Cultural Education Facilities Finance Corp. - Jubilee Academic Ctr Inc TX†	4.00%	8/15/2029	BB+		1,345,000	1,282,380

See Notes to Schedule of Investments.	139

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	8.635% (CPI YoY	)#	3/1/2027	Baa1		$2,500,000	$2,573,288
New York State Dormitory Authority - Yeshiva University NY	5.00%		7/15/2028	BBB-		1,140,000	1,205,061
New York State Dormitory Authority - Yeshiva University NY	5.00%		7/15/2029	BBB-		1,545,000	1,640,282
New York State Dormitory Authority - Yeshiva University NY	5.00%		7/15/2030	BBB-		2,200,000	2,343,746
New York State Dormitory Authority - Yeshiva University NY	5.00%		7/15/2032	BBB-		1,960,000	2,090,091
Ohio Air Quality Development Authority - Duke Energy Corp OH AMT	4.25%	#(a)	11/1/2039	BBB		2,000,000	1,996,849
Total							48,310,604

Financial Services 0.24%
Massachusetts Educational Financing Authority MA AMT	5.00%		7/1/2025	AA		2,000,000	2,073,089

General Obligation 14.24%
Academical Village Community Development District FL	2.875%		5/1/2025	NR		910,000	870,374
Academical Village Community Development District FL	3.25%		5/1/2031	NR		4,265,000	3,753,776
Arlington Higher Education Finance Corp. - Brooks Collegiate Acad TX	4.00%		6/15/2031	NR		3,360,000	2,979,076
Chicago Board of Education IL GO	4.00%		12/1/2027	BB		2,250,000	2,203,300
Chicago Board of Education IL GO	5.00%		12/1/2030	BB		4,000,000	4,080,431
Chicago Board of Education IL GO	5.00%		12/1/2034	BB		6,325,000	6,391,134
Chicago Board of Education IL GO†	6.75%		12/1/2030	BB		2,000,000	2,213,996
Chicago Board of Education IL GO	7.00%		12/1/2026	BB		100,000	107,359
City of Chicago IL GO	5.00%		1/1/2024	BBB+		2,930,000	2,961,796
City of Chicago IL GO	5.00%		1/1/2026	BBB+		2,125,000	2,183,705
City of Chicago IL GO	5.00%		1/1/2027	BBB+		1,925,000	1,966,780
City of Chicago IL GO	5.00%		1/1/2030	BBB+		4,780,000	5,044,003
City of Coralville IA GO	4.50%		6/1/2032	BB+		1,215,000	1,227,770
City of Coralville IA GO	5.00%		5/1/2030	A-	(b)	1,025,000	1,072,180
City of New Haven CT GO	5.00%		8/1/2025	BBB+		580,000	606,027
City of Phoenix Civic Improvement Corp. AZ AMT	5.00%		7/1/2027	AA-		5,615,000	5,643,410
City of Scranton PA GO†	5.00%		9/1/2024	NR		1,745,000	1,758,461

140	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
City of Scranton PA GO	5.00%		11/15/2026	NR	$1,855,000	$1,869,350
City of Scranton PA GO	5.00%		11/15/2032	BB+	6,000,000	6,038,743
Commonwealth of Puerto Rico PR GO	Zero Coupon	#(a)	11/1/2043	NR	6,103,513	2,677,916
Commonwealth of Puerto Rico PR GO	4.00%		7/1/2033	NR	2,543,793	2,211,101
Commonwealth of Puerto Rico PR GO	4.00%		7/1/2037	NR	92,716	76,085
Commonwealth of Puerto Rico PR GO	5.25%		7/1/2023	NR	681,468	681,565
Commonwealth of Puerto Rico PR GO	5.625%		7/1/2027	NR	4,952,004	5,051,395
Commonwealth of Puerto Rico PR GO	5.75%		7/1/2031	NR	12,177,161	12,616,107
Main Street Natural Gas, Inc. GA	4.00%	#(a)	4/1/2048	Aa1	6,000,000	5,998,494
New York Liberty Development Corp. NY	1.20%		11/15/2028	A+	1,870,000	1,546,817
Pennsylvania Economic Development Financing Authority PA AMT	5.00%		6/30/2032	Baa2	2,770,000	2,982,979
Pennsylvania Economic Development Financing Authority PA AMT	5.00%		12/31/2032	Baa2	5,565,000	6,001,768
Puerto Rico Electric Power Authority PR (NPFGC)(FGIC)	5.25%		7/1/2023	Baa2	2,325,000	2,326,737
State of Illinois IL GO	5.00%		10/1/2024	Baa1	6,960,000	7,089,647
State of Illinois IL GO	5.00%		11/1/2025	BBB+	2,000,000	2,050,663
State of Illinois IL GO	5.00%		12/1/2026	BBB+	3,000,000	3,094,841
State of Illinois IL GO	5.00%		3/1/2028	BBB+	6,000,000	6,206,146
State of Illinois IL GO	5.00%		5/1/2028	BBB+	3,000,000	3,027,743
State of Illinois IL GO	5.375%		5/1/2023	BBB+	1,700,000	1,709,481
State of Illinois IL GO	5.50%		5/1/2030	BBB+	5,260,000	5,591,535
Total						123,912,691

Health Care 10.26%
Atlanta Development Authority The - Georgia Protoncare Ctr In GA	6.00%		1/1/2023	NR	2,000,000	1,060,000
Berks County Industrial Development Authority - Tower Health Oblig Group PA	5.00%		11/1/2023	BB-	2,945,000	2,883,539
Berks County Municipal Authority - Tower Health Oblig Group PA	5.00%		2/1/2029	BB-	1,500,000	1,298,840
Berks County Municipal Authority - Tower Health Oblig Group PA	5.00%		2/1/2032	BB-	850,000	688,018
Berks County Municipal Authority - Tower Health Oblig Group PA	5.00%	#(a)	2/1/2040	BB-	8,890,000	7,986,181
Berks County Municipal Authority - Tower Health Oblig Group PA	5.00%	#(a)	2/1/2040	BB-	8,710,000	8,203,240
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	4.00%		12/1/2026	BB	1,255,000	1,221,728

See Notes to Schedule of Investments.	141

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%	12/1/2023	BB	$1,280,000	$1,288,399
Bucks County Industrial Development Authority - Grand View Hosp Oblig Grp PA	5.00%	7/1/2025	BB	1,450,000	1,481,418
Bucks County Industrial Development Authority - Grand View Hosp Oblig Grp PA	5.00%	7/1/2038	BB	1,000,000	971,748
California Statewide Communities Development Authority - Loma Linda Univ Med OBL CA†	5.00%	12/1/2028	BB	885,000	917,360
California Statewide Communities Development Authority - Loma Linda Univ Med OBL CA†	5.00%	12/1/2031	BB	1,000,000	1,022,077
California Statewide Communities Development Authority - Loma Linda Univ Med OBL CA	5.25%	12/1/2029	BB	2,500,000	2,562,175
California Statewide Communities Development Authority - Verity Hlth Sys Oblig CA	5.50%	7/1/2022	NR	3,456	3,249
California Statewide Communities Development Authority - Verity Hlth Sys Oblig CA	5.75%	7/1/2024	NR	21,558	20,265
City of Blaine - Crest View Obligated Grp MN	5.125%	7/1/2025	NR	60,000	39,000
City of Fruita Healthcare Revenue - Lower Vy Hosp Assoc Oblig CO†	5.375%	1/1/2033	NR	2,000,000	2,033,499
City of Oroville - Oroville Hospital CA	5.00%	4/1/2026	B+	1,255,000	1,278,131
City of Oroville - Oroville Hospital CA	5.00%	4/1/2029	B+	900,000	926,763
County of Cuyahoga - The Metrohealth System OH	5.00%	2/15/2023	BBB	1,500,000	1,502,309
County of Cuyahoga - The Metrohealth System OH	5.00%	2/15/2030	BBB	1,900,000	1,987,139
County of Muskingum - Genesis Hlthcare Oblig Gp OH	4.00%	2/15/2023	BB+	1,500,000	1,499,643
County of Muskingum - Genesis Hlthcare Oblig Gp OH	5.00%	2/15/2033	BB+	5,965,000	5,966,318
County of Muskingum - Genesis Hlthcare Oblig Gp OH	5.00%	2/15/2044	BB+	2,000,000	1,817,000
County of Washington - Marietta Area Hlthcr Oblg OH	5.50%	12/1/2027	NR	8,715,000	8,662,068
Fulton County Industrial Development Authority Fulton County Medical Ctr PA	4.00%	7/1/2028	NR	3,275,000	3,201,663

142	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Glendale Industrial Development Authority - Beatitudes Campus Oblig AZ	4.00%		11/15/2027	NR		$385,000	$364,399
Glendale Industrial Development Authority - Beatitudes Campus Oblig AZ	5.00%		11/15/2023	NR		1,715,000	1,714,035
Illinois Finance Authority - Plymouth Place Obl Group IL	5.00%		5/15/2025	NR		75,000	77,179
Industrial Development Authority of the County of Pima - La Posada Park Centre Obl AZ†	5.125%		11/15/2029	NR		1,500,000	1,498,616
Jefferson County Civic Facility Development Corp. - Samaritan Med Ctr Oblig NY	5.00%		11/1/2025	BB		1,305,000	1,345,723
King County Public Hospital District No. 4 WA	5.00%		12/1/2025	NR		70,000	70,182
Kirkwood Industrial Development Authority - Ashfield Active Lvg Oblig MO	5.25%		5/15/2028	BB-	(b)	1,135,000	1,104,455
Massachusetts Health & Educational Facilities Authority - Trinity Hlth Corp Oblig MA	3.906% (3 Mo. LIBOR * ..67 + .82%	)#	11/15/2032	AA-		1,395,000	1,372,995
New Hope Cultural Education Facilities Finance Corp. - Wesleyan Homes Obl Group TX	3.00%		1/1/2024	NR		155,000	150,697
New York State Dormitory Authority - Catholic Hlth Sys Oblig NY	5.00%		7/1/2028	B-		1,000,000	903,320
New York State Dormitory Authority - Catholic Hlth Sys Oblig NY	5.00%		7/1/2030	B-		1,750,000	1,529,110
Oklahoma Development Finance Authority - Ou Medicine Obligated Grp OK	5.00%		8/15/2024	BB-		1,400,000	1,381,830
Palomar Health CA	5.00%		11/1/2031	BBB		750,000	780,847
Public Finance Authority - Bancroft Neurohealth Oblg WI†	5.00%		6/1/2026	NR		470,000	463,621
Public Finance Authority - Washoe Barton Medical Clin WI	3.00%		12/1/2026	BB+		250,000	238,617
Public Finance Authority - Washoe Barton Medical Clin WI	4.00%		12/1/2031	BB+		1,750,000	1,661,009
Rhode Island Health & Educational Building Corp. - Care New England Hlth Obl RI	5.00%		9/1/2036	B+		7,500,000	6,911,680
Roanoke Economic Development Authority - Richfield Living oblig VA	4.30%		9/1/2030	NR		770,000	604,167	(c)
South Carolina Jobs-Economic Development Authority - Hampton Regl Med Ctr Obl SC	5.00%		11/1/2023	NR		740,000	746,280

See Notes to Schedule of Investments.	143

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
South Carolina Jobs-Economic Development Authority SC†	8.75%		7/1/2025	NR		$4,500,000	$4,683,653
Southeastern Ohio Port Authority - Marietta Area Hlthcr Oblg OH	5.00%		12/1/2023	B+	(b)	100,000	100,709
Southeastern Ohio Port Authority - Marietta Area Hlthcr Oblg OH	5.50%		12/1/2029	B+	(b)	1,000,000	1,015,246
Total							89,240,140

Housing 0.72%
California Housing Finance Agency CA	4.00%		3/20/2033	BBB+		1,188	1,147
City of Chicago IL GO	5.00%		1/1/2023	BBB+		2,000,000	2,000,000
Minnesota Housing Finance Agency MN	3.00%		1/1/2051	AA+		1,095,000	1,065,712
Montgomery County Housing Opportunities Commission MD	4.00%		7/1/2048	Aa2		375,000	374,971
New Jersey Housing & Mortgage Finance Agency NJ	4.50%		10/1/2048	AA		770,000	781,961
New York State Housing Finance Agency NY (SONYMA)	1.45%		5/1/2029	Aa2		1,560,000	1,346,880
North Carolina Housing Finance Agency NC	4.00%		7/1/2047	AA+		365,000	364,953
Pennsylvania Housing Finance Agency PA AMT	4.00%		4/1/2039	AA+		300,000	298,658
Total							6,234,282

Lease Obligations 2.42%
City of Coralville IA COPS	4.00%		6/1/2031	BB		1,000,000	987,609	(c)
Kentucky State Property & Building Commission KY	5.00%		11/1/2024	A1		1,000,000	1,039,736
New Jersey Economic Development Authority NJ	4.91% (MUNIPSA * 1 + 1.25%	)#	9/1/2025	A3		2,280,000	2,281,084
New Jersey Economic Development Authority NJ	5.00%		3/1/2023	A3		2,005,000	2,009,840
New Jersey Economic Development Authority NJ	5.00%		6/15/2023	A3		3,455,000	3,479,829
New Jersey Economic Development Authority NJ	5.21% (MUNIPSA * 1 + 1.55%	)#	9/1/2027	A3		530,000	530,010
New Jersey Economic Development Authority NJ (NPFGC)(FGIC)	5.50%		9/1/2029	A3		1,555,000	1,756,813
New Jersey Transportation Trust Fund Authority NJ	4.00%		12/15/2031	A3		4,110,000	4,180,250

144	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Transportation Trust Fund Authority NJ	5.00%	12/15/2023	A3	$1,000,000	$1,015,889
New Jersey Transportation Trust Fund Authority NJ	5.00%	12/15/2026	A3	3,510,000	3,744,383
Total					21,025,443

Other Revenue 4.33%
Arizona Industrial Development Authority - Academies Math & Sci Oblg AZ†	4.00%	7/1/2029	BB+	400,000	380,400
Arizona Industrial Development Authority - Basis Schools Inc Oblig AZ†	5.00%	7/1/2026	BB	415,000	417,239
Arlington Higher Education Finance Corp. - Newman Internantional Acdmy TX	4.00%	8/15/2031	NR	360,000	327,021
Arlington Higher Education Finance Corp. - Newman Internantional Acdmy TX	4.375%	8/15/2026	NR	1,570,000	1,538,355
Build NYC Res Corp - Shefa School NY†	2.50%	6/15/2031	NR	1,100,000	920,512	(c)
Build NYC Resource Corp. - Hellenic Classical School NY†	4.00%	12/1/2031	NR	700,000	615,947
California School Finance Authority - Green Dot Public Schs Obg CA†	5.00%	8/1/2025	BBB-	150,000	154,259
California School Finance Authority - Green Dot Public Schs Obg CA†	5.00%	8/1/2026	BBB-	150,000	155,637
California School Finance Authority - Green Dot Public Schs Obg CA†	5.00%	8/1/2027	BBB-	160,000	167,169
Capital Trust Agency, Inc. - Educational Growth Fund FL†	3.375%	7/1/2031	NR	4,785,000	4,243,093
Capital Trust Agency, Inc. - Franklin Acad Ser 2020 Ob FL†	4.00%	12/15/2023	NR	370,000	369,007
Capital Trust Agency, Inc. - Franklin Acad Ser 2020 Ob FL†	4.00%	12/15/2024	NR	385,000	382,077
Capital Trust Agency, Inc. - Franklin Acad Ser 2020 Ob FL†	4.00%	12/15/2025	NR	300,000	295,978
Capital Trust Agency, Inc. - Franklin Acad Ser 2020 Ob FL†	5.00%	12/15/2026	NR	300,000	304,060
Capital Trust Agency, Inc. - Franklin Acad Ser 2020 Ob FL†	5.00%	12/15/2027	NR	660,000	666,362
Capital Trust Agency, Inc. - Franklin Acad Ser 2020 Ob FL†	5.00%	12/15/2028	NR	690,000	694,421
Capital Trust Agency, Inc. - Franklin Acad Ser 2020 Ob FL†	5.00%	12/15/2029	NR	730,000	732,562
Capital Trust Agency, Inc. - Franklin Acad Ser 2020 Ob FL†	5.00%	12/15/2035	NR	2,165,000	2,092,834

See Notes to Schedule of Investments.	145

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Cleveland-Cuyahoga County Port Authority - Playhouse Square Fdtn OH	5.00%	12/1/2028	BB+	$1,405,000	$1,437,072
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	5.25%	8/15/2026	NR	1,600,000	1,617,795
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	5.25%	8/15/2028	NR	3,040,000	3,061,934
Florence Town, Inc. Industrial Development Authority - Legacy Tradtnl Sch Oblig AZ†	5.00%	7/1/2023	BB+	45,000	45,393
Florida Development Finance Corp. - Renaissance Chtr 2020 C/D FL†	4.00%	9/15/2030	NR	470,000	430,643
Florida Development Finance Corp. - Renaissance Chtr Sch 2015 FL†	5.00%	6/15/2025	NR	170,000	169,647
George L Smith II Congress Center Authority - Signia Hotel Mgmt LLC GA†	3.625%	1/1/2031	NR	1,850,000	1,616,135
Illinois Finance Authority - Acero Chtr Schs Oblig Grp IL†	4.00%	10/1/2028	BB+	580,000	550,768
Illinois Finance Authority - Acero Chtr Schs Oblig Grp IL†	4.00%	10/1/2030	BB+	625,000	579,167
Illinois Finance Authority - Acero Chtr Schs Oblig Grp IL†	4.00%	10/1/2031	BB+	985,000	901,447
Illinois Finance Authority - Acero Chtr Schs Oblig Grp IL†	4.00%	10/1/2032	BB+	680,000	613,845
Industrial Development Authority of the City of Phoenix - Greathearts Az Oblig Grp AZ	2.95%	7/1/2026	BBB-	1,315,000	1,254,593
Industrial Development Authority of the County of Pima - Edkey Obligated Group AZ†	3.50%	7/1/2025	NR	760,000	735,440
Jefferson Parish Economic Development & Port District - Kenner Discovery Hlth Sci LA†	4.80%	6/15/2029	NR	2,390,000	2,357,399
Main Street Natural Gas, Inc. GA	5.00%	5/15/2026	A3	1,000,000	1,028,838
Maryland Economic Development Corp. MD(d)	5.00%	12/1/2031	NR	1,500,000	900,000
Puerto Rico Electric Power Authority PR(d)	5.00%	7/1/2018	NR	50,000	36,000
Utah Charter School Finance Authority - Freedom Academy Fndtn UT†	3.25%	6/15/2031	NR	540,000	479,650
Utah Charter School Finance Authority - Freedom Academy Fndtn UT†	4.50%	6/15/2027	NR	2,410,000	2,350,240
Washington State Convention Center Public Facilities District WA	3.00%	7/1/2031	Baa3	2,395,000	2,162,853
Washington State Convention Center Public Facilities District WA	4.00%	7/1/2030	Baa3	925,000	916,341
Total					37,702,133

146	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax 4.65%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2023	Ba3	$130,000	$130,398
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2028	NR	1,430,000	1,431,588
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2032	Ba3	2,000,000	1,991,692
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%		5/1/2042	NR	3,955,000	3,954,884
Atlanta Urban Redevelopment Agency GA†	2.375%		7/1/2026	NR	690,000	650,353
Atlanta Urban Redevelopment Agency GA†	2.875%		7/1/2031	NR	965,000	842,226
Babcock Ranch Community Independent Special District FL	4.125%		5/1/2027	NR	1,225,000	1,198,877
Babcock Ranch Community Independent Special District FL	4.25%		5/1/2032	NR	2,000,000	1,904,289
Celebration Pointe Community Development District No. 1 FL	2.375%		5/1/2026	NR	430,000	397,416
Celebration Pointe Community Development District No. 1 FL	3.00%		5/1/2031	NR	675,000	576,880
City of Baltimore MD	4.50%		6/1/2033	NR	400,000	385,164
City of Brunswick MD Special Tax	3.00%		7/1/2024	NR	475,000	466,206
County of Berkeley SC	4.00%		11/1/2030	NR	425,000	392,530
Industrial Development Authority of the City of St. Louis Missouri MO	3.875%		11/15/2029	NR	1,170,000	1,013,249
Mida Mountain Village Public Infrastructure District UT†	4.00%		8/1/2027	NR	1,385,000	1,334,589
Mida Mountain Village Public Infrastructure District UT†	4.00%		8/1/2029	NR	1,000,000	937,280
Mida Mountain Village Public Infrastructure District UT†	4.00%		8/1/2031	NR	1,000,000	906,552
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	8.615% (CPI YoY	)#	3/1/2025	Baa1	1,585,000	1,610,753
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	8.625% (CPI YoY * 1 + .88%	)#	3/1/2026	Baa1	1,350,000	1,382,416
Northern Palm Beach County Improvement District FL	5.00%		8/1/2037	NR	750,000	737,781
Peninsula Town Center Community Development Authority VA†	4.00%		9/1/2023	NR	75,000	74,297

See Notes to Schedule of Investments.	147

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Peninsula Town Center Community Development Authority VA†	4.50%	9/1/2028	NR	$680,000	$637,513	(c)
Plaza at Noah’s Ark Community Improvement District MO	3.00%	5/1/2023	NR	300,000	298,478
Plaza at Noah’s Ark Community Improvement District MO	3.00%	5/1/2025	NR	450,000	432,582
Plaza at Noah’s Ark Community Improvement District MO	3.00%	5/1/2026	NR	275,000	259,781
Plaza at Noah’s Ark Community Improvement District MO	3.00%	5/1/2030	NR	1,950,000	1,719,762
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2031	NR	1,500,000	1,408,899	(c)
Scranton Redevelopment Authority PA GTD	5.00%	11/15/2028	BB+	225,000	214,639
Tahoe-Douglas Visitors Authority NV	4.00%	7/1/2027	NR	650,000	647,638
Tahoe-Douglas Visitors Authority NV	5.00%	7/1/2030	NR	2,755,000	2,885,192
Village Community Development District No. 12 FL†	3.25%	5/1/2023	NR	160,000	159,631
Village Community Development District No. 12 FL	3.25%	5/1/2026	NR	1,900,000	1,841,030
Village Community Development District No. 13 FL	2.55%	5/1/2031	NR	2,220,000	1,849,207
Village Community Development District No. 13 FL†	2.625%	5/1/2030	NR	1,465,000	1,256,162
Village Metropolitan District CO GO	4.15%	12/1/2030	NR	3,510,000	3,279,644
West Villages Improvement District FL	4.00%	5/1/2024	NR	370,000	368,075
West Villages Improvement District FL	4.25%	5/1/2029	NR	940,000	919,259
Total					40,496,912

Tax Revenue 1.18%
American Samoa Economic Development
Authority AS†	6.50%	9/1/2028	Ba3	1,000,000	1,076,221
City of Sparks NV†	2.50%	6/15/2024	Ba2	260,000	252,259
City of Sparks NV†	2.75%	6/15/2028	Ba2	3,110,000	2,779,856
Matching Fund Special Purpose Securitization Corp. VI	5.00%	10/1/2026	NR	1,000,000	1,027,359
Matching Fund Special Purpose Securitization Corp. VI	5.00%	10/1/2027	NR	1,000,000	1,032,580
Matching Fund Special Purpose Securitization Corp. VI	5.00%	10/1/2028	NR	1,000,000	1,035,935
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	Zero Coupon	7/1/2033	NR	48,000	27,982

148	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.329%		7/1/2040	NR	$27,000	$24,390
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.50%		7/1/2034	NR	3,115,000	2,946,371
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.536%		7/1/2053	NR	1,000	855
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.55%		7/1/2040	NR	3,000	2,760
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.75%		7/1/2053	NR	19,000	16,843
Total						10,223,411

Tobacco 0.77%
City of San Diego Tobacco Settlement Revenue Funding Corp. CA	4.00%		6/1/2032	A	145,000	138,839
Commonwealth Financing Authority PA	5.00%		6/1/2023	A1	760,000	764,921
Educational Enhancement Funding Corp. SD	5.00%		6/1/2024	NR	775,000	781,187
Nassau County Tobacco Settlement Corp. NY	5.00%		6/1/2035	CCC+	850,000	787,196
Nassau County Tobacco Settlement Corp. NY	5.25%		6/1/2026	CCC+	4,361,307	4,264,186
Total						6,736,329

Transportation 9.02%
City & County of Denver - United Airlines Inc CO AMT	5.00%		10/1/2032	B	9,010,000	8,879,667
City of Los Angeles Department of Airports CA AMT	5.00%		5/15/2029	AA-	2,700,000	2,911,755
City of Philadelphia Airport Revenue PA AMT	5.00%		7/1/2031	A2	1,900,000	2,072,926
E-470 Public Highway Authority CO	3.231% (SOFR * .67 + .35%	)#	9/1/2039	A	1,685,000	1,672,574
Maryland Economic Development Corp. - Consol Marine Terminals L MD	5.75%		9/1/2025	BB	13,505,000	13,618,169
Maryland Economic Development Corp. - Purple line Transit MD AMT	5.00%		11/12/2028	Baa3	4,600,000	4,710,889
Metropolitan Transportation Authority NY	5.00%		11/15/2029	A3	2,660,000	2,755,253
Metropolitan Transportation Authority NY	5.00%		11/15/2029	A3	1,000,000	1,044,006
Metropolitan Transportation Authority NY	5.00%		11/15/2031	A3	1,850,000	1,885,655

See Notes to Schedule of Investments.	149

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Metropolitan Transportation Authority NY	5.00%	#(a)	11/15/2045	A3		$5,135,000	$5,446,277
New York Transportation Development Corp. - Delta Air Lines Inc NY AMT	4.00%		10/1/2030	Baa3		16,045,000	15,524,545
New York Transportation Development Corp. - Delta Air Lines Inc NY AMT	5.00%		1/1/2024	Baa3		1,000,000	1,006,661
New York Transportation Development Corp. - Delta Air Lines Inc NY AMT	5.00%		1/1/2030	Baa3		4,875,000	4,974,106
New York Transportation Development Corp. - Delta Air Lines Inc NY AMT	5.00%		1/1/2036	Baa3		5,000,000	4,973,553
New York Transportation Development Corp. - Empire St Thruway Partnrs NY AMT	2.50%		10/31/2031	BBB-	(b)	1,365,000	1,113,363
New York Transportation Development Corp. - Terminal One Group Assn NY AMT	5.00%		1/1/2023	Baa3		1,055,000	1,055,000
North Parkway Municipal Management District No. 1 TX†	3.625%		9/15/2026	NR		500,000	476,647
North Parkway Municipal Management District No. 1 TX†	4.25%		9/15/2031	NR		1,500,000	1,418,301
Puerto Rico Highway & Transportation Authority PR	Zero Coupon		7/1/2032	NR		5,000,000	2,975,000
Total							78,514,347

Utilities 14.53%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1		12,875,000	12,470,497
California Pollution Control Financing Authority - Poseidon Resources CA†	5.00%		7/1/2029	Baa3		250,000	255,088
Central Plains Energy Project NE	5.00%	#(a)	5/1/2053	A2		10,000,000	10,284,809
Charlotte County Industrial Development Authority - Mskp Town And Cntry Util FL†	5.00%		10/1/2029	NR		895,000	899,736
City of Rockport - Indiana Michigan Pwr Co IN	3.05%		6/1/2025	A-		1,610,000	1,612,850
Development Authority of Burke County - Oglethorpe Power Corp GA	3.00%	#(a)	11/1/2045	A-		1,535,000	1,534,491
Florida Development Finance Corp. - Waste Pro Usa Inc FL AMT	3.00%		6/1/2032	NR		18,910,000	14,305,056
Guam Power Authority GU	5.00%		10/1/2029	BBB		3,500,000	3,762,204
Indiana Finance Authority - Indianapolis Pwr & Lt Co IN	1.40%		8/1/2029	A2		2,000,000	1,712,876
Kentucky Municipal Power Agency KY	3.45%	#(a)	9/1/2042	Baa1		850,000	834,918
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-		27,600,000	25,960,201
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3		1,190,000	1,158,118
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2052	A3		6,800,000	7,023,787

150	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Public Authority for Colorado Energy CO	6.125%		11/15/2023	A2		$540,000	$549,804
Puerto Rico Commonwealth Aqueduct & Sewer Authority PR†	5.00%		7/1/2025	NR		4,585,000	4,589,226
Puerto Rico Commonwealth Aqueduct & Sewer Authority PR†	5.00%		7/1/2028	NR		5,000,000	4,950,336
Puerto Rico Commonwealth Aqueduct & Sewer Authority PR†	5.00%		7/1/2028	NR		4,750,000	4,702,863
Puerto Rico Electric Power Authority PR(d)	4.10%		7/1/2049	NR		240,000	170,100
Puerto Rico Electric Power Authority PR(d)	4.25%		7/1/2020	NR		970,000	687,488
Puerto Rico Electric Power Authority PR(d)	5.25%		7/1/2027	D	(b)	2,630,000	1,933,050
Southeast Energy Authority A Cooperative District AL	4.00%	#(a)	12/1/2051	A1		3,000,000	2,895,619
Southeast Energy Authority A Cooperative District AL	5.301% (SOFR * .67 + 2.42%	)#	1/1/2053	A1		10,000,000	10,198,049	(c)
Tennergy Corp. TN	5.50%	#(a)	10/1/2053	Baa1		13,195,000	13,967,592
Total							126,458,758
Total Investments in Securities 98.13% (cost $887,721,366)							853,829,916
Other Assets and Liabilities – Net(e) 1.87%							16,265,439
Net Assets 100.00%							$870,095,355

AMT	Income from the security may be subject to Alternative Minimum Tax.
COPS	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
FHA	Insured by - Federal Housing Administration.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SOFR	Secured Overnight Financing Rate.
SONYMA	State of New York Mortgage Agency.
TRIPS	Tax Refund Intercept Programs.
YoY	Year on Year Inflation Rates.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2022.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2022, the total value of Rule 144A securities was $211,625,601, which represents 24.32% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Defaulted (non-income producing security).
(e)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts as follows:

See Notes to Schedule of Investments.	151

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

Futures Contracts at December 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	March 2023	309	Short	$(34,882,755)	$(34,699,734)	$183,021
U.S. 5-Year Treasury Note	March 2023	152	Short	(16,419,796)	(16,405,313)	14,483
Total Unrealized Appreciation on Futures Contracts						$197,504

The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$258,404,555	$2,774,691	$261,179,246
Education	–	38,309,216	10,001,388	48,310,604
Health Care	–	88,635,973	604,167	89,240,140
Lease Obligations	–	20,037,834	987,609	21,025,443
Other Revenue	–	36,781,621	920,512	37,702,133
Special Tax	–	38,450,500	2,046,412	40,496,912
Utilities	–	116,260,709	10,198,049	126,458,758
Remaining Industries	–	229,416,680	–	229,416,680
Total	$–	$826,297,088	$27,532,828	$853,829,916
Other Financial Instruments
Futures Contracts
Assets	$197,504	$–	$–	$197,504
Liabilities	–	–	–	–
Total	$197,504	$–	$–	$197,504

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

152	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2022

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2022	$21,044,477
Accrued Discounts (Premiums)	(8,722)
Realized Gain (Loss)	(86,022)
Change in Unrealized Appreciation (Depreciation)	437,310
Purchases	10,000,000
Sales	(622,708)
Transfers into Level 3(a)	6,349,136
Transfers out of Level 3(a)	(9,580,643)
Balance as of December 31, 2022	$27,532,828
Change in unrealized appreciation/depreciation for the period ended December 31, 2022, related to Level 3 investments held at December 31, 2022	$342,506

(a)	The fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

See Notes to Schedule of Investments.	153

Schedule of Investments (unaudited)

SUSTAINABLE MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 96.41%

MUNICIPAL BONDS 96.41%

Education 16.99%
Build NYC Resource Corp. - E Harlem Scholars Oblg Gp NY†	5.00%		6/1/2032	NR	$100,000	$99,773
California Community Choice Financing Authority CA	4.00%	#(a)	5/1/2053	A1	150,000	149,298
Cleveland State University OH	5.00%		6/1/2031	A+	100,000	105,111
Minnesota Higher Education Facilities Authority - University Of St Thomas MN	4.00%		10/1/2036	A2	150,000	150,308
New York State Dormitory Authority - Pratt Institute NY	5.00%		7/1/2031	A2	150,000	158,450
New York State Dormitory Authority - Yeshiva University NY	5.00%		7/15/2029	BBB-	150,000	159,251
Stephen F Austin State University TX	5.00%		10/15/2028	A1	25,000	26,834
Total						849,025

General Obligation 15.60%
California Community Choice Financing Authority CA(b)	5.00%	#(a)	12/1/2053	A2	150,000	156,402
Chicago Board of Education IL GO	4.00%		12/1/2039	BB	125,000	108,815
Fort Bend Independent School District TX GO (PSF)	0.875%	#(a)	8/1/2050	AAA	150,000	140,171
New Caney Independent School District TX GO (PSF)	1.25%	#(a)	2/15/2050	AAA	150,000	144,804
Northside Independent School District TX GO (PSF)	1.60%	#(a)	8/1/2049	AAA	100,000	96,856
Pennsylvania Economic Development Financing Authority PA AMT	5.50%		6/30/2037	Baa2	125,000	132,624
Total						779,672

Health Care 32.61%
Antelope Valley Healthcare District CA	5.00%		3/1/2026	BBB	150,000	151,784
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	4.00%		12/1/2026	BB	200,000	194,698
Connecticut State Health & Educational Facilities Authority - Hartford Healthcare CT	5.00%		7/1/2028	A	165,000	176,976
County of Franklin - Trinity Hlth Corp Oblig OH	5.00%		12/1/2036	AA-	150,000	163,923
Dutchess County Local Development Corp. - Nuvance Health Oblig Grp NY	5.00%		7/1/2027	BBB+	125,000	132,095

154	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SUSTAINABLE MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Lee Memorial Hlth Sys FL	5.00%		4/1/2029	A+	$50,000	$54,498
New Jersey Health Care Facilities Financing Authority - St Joseph’S Hlthcr Oblig NJ	5.00%		7/1/2025	BBB-	150,000	153,894
Norfolk Economic Development Authority - Sentara Hlthcr Oblig Gp VA	5.00%	#(a)	11/1/2048	AA	150,000	164,445
State of Ohio - Univ Hosp Hlth Sys Obl Gp OH	5.00%		1/15/2032	A	150,000	162,549
Tarrant County Cultural Education Facilities Finance Corp. - Christus Health Obl Group TX	5.00%	#(a)	7/1/2053	A1	250,000	275,183
Total						1,630,045

Housing 5.58%
Maryland Community Development Administration MD	3.50%		3/1/2050	Aa1	120,000	118,735
Maryland Economic Development Corp. MD	5.375%		7/1/2038	NR	150,000	159,928
Total						278,663

Other Revenue 8.33%
Build NYC Res Corp - Shefa School NY†	2.50%		6/15/2031	NR	100,000	83,683	(c)
Duval County Public Schools FL COPS (AGM)	5.00%		7/1/2035	NR	150,000	167,298
Triborough Bridge & Tunnel Authority NY	5.00%		11/15/2027	NR	150,000	165,541
Total						416,522

Transportation 14.39%
County of Osceola Transportation Revenue FL	5.00%		10/1/2028	BBB+	100,000	103,256
Foothill-Eastern Transportation Corridor Agency CA	5.00%		1/15/2028	A-	125,000	133,444
Maryland Economic Development Corp. - Purple line Transit MD AMT	5.00%		11/12/2028	Baa3	150,000	153,616
New Jersey Transportation Trust Fund Authority NJ	5.25%		6/15/2036	A3	200,000	219,616
Triborough Bridge & Tunnel Authority NY	5.00%		11/15/2029	AA-	100,000	109,091
Total						719,023

See Notes to Schedule of Investments.	155

Schedule of Investments (unaudited)(continued)

SUSTAINABLE MUNICIPAL BOND FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities 2.91%
City of Chicago Waterworks Revenue IL	5.00%	11/1/2029	A	$140,000	$145,655
Total Investments in Securities 96.41% (cost $4,901,969)					4,818,605
Other Assets and Liabilities – Net 3.59%					179,610
Net Assets 100.00%					$4,998,215

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
COPS	Certificates of Participation.
PSF	Permanent School Fund.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2022, the total value of Rule 144A securities was $183,456, which represents 3.67% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2022.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Other Revenue	$–	$332,839	$83,683	$416,522
Remaining Industries	–	4,402,083	–	4,402,083
Total	$–	$4,734,922	$83,683	$4,818,605

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

156	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SUSTAINABLE MUNICIPAL BOND FUND December 31, 2022

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2022	$81,853
Accrued Discounts (Premiums)	12
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	1,818
Purchases	–
Sales	–
Transfers into Level 3(a)	–
Transfers out of Level 3(a)	–
Balance as of December 31, 2022	$83,683
Change in unrealized appreciation/depreciation for the period ended December 31, 2022, related to Level 3 investments held at December 31, 2022	$1,818

(a)	The fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

See Notes to Schedule of Investments.	157

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.31%

MUNICIPAL BONDS 98.31%

Corporate-Backed 3.05%
California Municipal Finance Authority - Waste Mgmt Inc CA AMT	2.40%	#(a)	10/1/2044	A-		$4,930,000	$4,400,059
California Municipal Finance Authority CA AMT	4.00%		7/15/2029	B+		2,430,000	2,369,929
California Pollution Control Financing Authority - Poseidon Resources CA AMT†	5.00%		11/21/2045	Baa3		4,410,000	4,292,530
California Pollution Control Financing Authority - Waste Mgmt Inc CA AMT	4.30%		7/1/2040	A-		185,000	185,433
Long Beach Bond Finance Authority CA	5.00%		11/15/2029	A2		1,285,000	1,355,652
San Francisco City & County Airport Comm-San Francisco International Airport - Sfo Fuel Co Llc CA AMT	5.00%		1/1/2038	A1		1,715,000	1,781,574
Total							14,385,177

Education 11.47%
Brentwood Union School District CA GO	5.25%		8/1/2052	Aa3	(b)	2,125,000	2,358,746
California Community Choice Financing Authority CA	4.00%	#(a)	5/1/2053	A1		4,350,000	4,329,637
California Educational Facilities Authority - Art Center Clg of Design CA	5.00%		12/1/2030	Baa1		1,175,000	1,240,746
California Educational Facilities Authority - Art Center Clg of Design CA	5.00%		12/1/2044	Baa1		1,500,000	1,511,574
California Educational Facilities Authority - Chapman University CA	4.00%		4/1/2047	A2		1,910,000	1,764,598
California Educational Facilities Authority - Chapman University CA	5.00%		4/1/2040	A2		1,000,000	1,023,212
California Educational Facilities Authority - Loyola Marymount Univ CA	5.00%		10/1/2048	A2		1,000,000	1,038,705
California Educational Facilities Authority - Loyola Marymount Univ CA (NATL)	Zero Coupon		10/1/2029	A2		650,000	511,645
California Educational Facilities Authority - Loyola Marymount Univ CA (NATL)	Zero Coupon		10/1/2033	A2		1,720,000	1,137,441
California Educational Facilities Authority - Santa Clara University CA	5.00%		4/1/2039	Aa3		1,000,000	1,033,850
California Educational Facilities Authority - Univ of San Francisco CA	5.00%		10/1/2037	A2		1,000,000	1,066,031

158	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
California Educational Facilities Authority - Univ of San Francisco CA	5.00%	10/1/2053	A2		$2,000,000	$2,071,022
California Infrastructure & Economic Development Bank - University Of California CA	5.00%	5/15/2047	AA	(b)	3,325,000	3,516,138
California Municipal Finance Authority - Biola University CA	5.00%	10/1/2029	Baa1		330,000	334,851
California Municipal Finance Authority - Biola University CA	5.00%	10/1/2032	Baa1		400,000	424,412
California Municipal Finance Authority - Biola University CA	5.00%	10/1/2042	Baa1		1,500,000	1,522,051
California Municipal Finance Authority - Emerson College CA	5.00%	1/1/2042	BBB+		3,190,000	3,213,664
California Municipal Finance Authority - Samuel Merritt University CA	5.25%	6/1/2053	A3		3,000,000	3,216,777
California Municipal Finance Authority - Sdori Charter Sch Pptys CA†	5.625%	3/1/2045	B+		500,000	458,819
California Municipal Finance Authority - Touro Clg & Univ Sys CA	5.25%	1/1/2040	NR	(b)	1,085,000	1,123,473
California Municipal Finance Authority - University of San Diego CA	4.00%	11/1/2042	A2		1,125,000	1,081,553
California Municipal Finance Authority - University of San Diego CA	4.00%	11/1/2044	A2		1,000,000	948,597
California Municipal Finance Authority - University of San Diego CA	5.00%	10/1/2049	A1		2,000,000	2,100,553
California School Finance Authority - Aspire Public Schools Obl CA†	5.00%	8/1/2046	NR		85,000	89,981
California School Finance Authority - Green Dot Public Schs Obg CA†	5.00%	8/1/2045	BBB-		620,000	620,727
California School Finance Authority - Kipp Socal Pub Schs Obl CA†	5.00%	7/1/2045	BBB		540,000	542,891
California Statewide Communities Development Authority - Culinary Inst of America CA	5.00%	7/1/2046	Baa2		1,010,000	1,013,529
Montebello Unified School District CA GO (AGM)	5.50%	8/1/2047	A1		2,000,000	2,221,341
Morgan Hill Unified School District CA GO	5.25%	8/1/2040	Aa1		1,000,000	1,148,713
Ripon Unified School District CA GO (BAM)	5.50%	8/1/2043	AA		1,000,000	1,073,558

See Notes to Schedule of Investments.	159

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Santa Clarita Community College District CA GO	5.25%		8/1/2045	AAA		$1,500,000	$1,684,782
University of California CA	4.00%		5/15/2041	AA		1,635,000	1,626,921
University of California CA	5.00%		5/15/2036	AA-		1,500,000	1,727,922
University of California CA	5.00%		5/15/2052	AA		2,500,000	2,723,251
University of California CA	5.25%		5/15/2058	AA		2,500,000	2,665,019
Total							54,166,730

General Obligation 11.91%
Banning Unified School District CA GO (AGM)	5.25%		8/1/2042	AA		1,115,000	1,191,407
California Community Choice Financing Authority CA(c)	5.00%	#(a)	12/1/2053	A2		750,000	782,010
Commonwealth of Puerto Rico PR GO	Zero Coupon		7/1/2024	NR		52,336	48,527
Commonwealth of Puerto Rico PR GO	Zero Coupon	(a)	11/1/2043	NR		739,145	324,300
Commonwealth of Puerto Rico PR GO	4.00%		7/1/2033	NR		6,526	5,672
Commonwealth of Puerto Rico PR GO	4.00%		7/1/2037	NR		20,754	17,031
Commonwealth of Puerto Rico PR GO	4.00%		7/1/2046	NR		2,000,000	1,505,532
Commonwealth of Puerto Rico PR GO	5.25%		7/1/2023	NR		87,405	87,417
Commonwealth of Puerto Rico PR GO	5.375%		7/1/2025	NR		174,326	175,762
Commonwealth of Puerto Rico PR GO	5.625%		7/1/2027	NR		172,747	176,214
Commonwealth of Puerto Rico PR GO	5.625%		7/1/2029	NR		169,945	174,172
Commonwealth of Puerto Rico PR GO	5.75%		7/1/2031	NR		165,067	171,017
Cupertino Union School District CA GO	2.50%		8/1/2033	Aa1		740,000	685,874
Grossmont Union High School District CA GO (AGM)	Zero Coupon		6/1/2040	AA	(b)	2,000,000	839,287
Hope Elementary School District CA GO	4.00%		8/1/2047	AA		2,000,000	1,942,419
Imperial Unified School District CA GO (BAM)	5.25%		8/1/2043	AA		2,000,000	2,229,934
Irvine Unified School District CA GO	5.50%		9/1/2035	Aa1		1,060,000	1,191,552
Irvine Unified School District CA Special Tax (BAM)	5.00%		9/1/2038	AA		1,000,000	1,039,139
Irvine Unified School District CA Special Tax (BAM)	5.00%		9/1/2056	AA		1,000,000	1,049,250
Local Public Schools Funding Authority School Improvement District No. 2016-1 CA GO (BAM)	4.00%		8/1/2052	AA		1,615,000	1,539,081

160	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Local Public Schools Funding Authority School Improvement District No. 2016-1 CA GO (BAM)	5.00%	8/1/2052	AA	$2,000,000	$2,113,917
Long Beach Unified School District CA GO	3.00%	8/1/2037	Aa2	2,420,000	2,130,929
New Haven Unified School District CA GO	4.00%	8/1/2044	Aa3	1,250,000	1,218,925
Newport Mesa Unified School District CA GO	Zero Coupon	8/1/2041	Aaa	1,325,000	609,816
Newport Mesa Unified School District CA GO	Zero Coupon	8/1/2045	Aaa	2,000,000	755,484
North Orange County Community College District CA GO	2.75%	8/1/2036	AA+	2,000,000	1,757,841
Orange Unified School District CA GO	4.00%	8/1/2047	AA	1,000,000	971,210
Panama-Buena Vista Union School District CA GO (BAM)	2.625%	8/1/2037	AA	1,510,000	1,219,158
Perris Union High School District CA GO (AGM)	3.00%	9/1/2044	AA	1,000,000	786,827
San Benito High School District CA GO	Zero Coupon	8/1/2041	Aa3	1,640,000	764,221
San Benito High School District CA GO	Zero Coupon	8/1/2042	Aa3	1,795,000	801,454
San Benito High School District CA GO	Zero Coupon	8/1/2043	Aa3	2,600,000	1,109,792
San Francisco Bay Area Rapid Transit District CA GO	5.25%	8/1/2047	Aaa	2,345,000	2,620,246
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%	5/1/2042	A+	1,000,000	1,031,061
San Gorgonio Memorial Health Care District CA GO	5.00%	8/1/2032	Ba2	1,000,000	990,134
San Leandro Unified School District CA GO (BAM)	5.25%	8/1/2046	AA	1,750,000	1,863,925
San Rafael City Elementary School District CA GO	4.50%	8/1/2042	AA	1,150,000	1,172,528
Santa Ana Unified School District CA GO	3.25%	8/1/2042	Aa3	500,000	418,820
Santa Barbara Unified School District CA GO	4.00%	8/1/2036	Aa1	750,000	766,612
Santa Rita Union School District CA GO	2.50%	8/1/2031	AA-	1,235,000	1,171,569
Southwestern Community College District CA GO	Zero Coupon	8/1/2041	Aa2	1,100,000	501,575

See Notes to Schedule of Investments.	161

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
State of California CA GO	3.00%	10/1/2033	Aa2	$1,250,000	$1,193,071
State of California CA GO	5.00%	4/1/2032	Aa2	2,200,000	2,621,560
State of California CA GO	5.00%	10/1/2041	Aa2	1,000,000	1,104,151
State of California CA GO	5.00%	4/1/2042	Aa2	2,000,000	2,224,866
State of California CA GO	5.25%	8/1/2032	Aa2	2,500,000	2,646,542
State of California CA GO	5.25%	9/1/2047	Aa2	3,000,000	3,378,713
Sweetwater Union High School District CA GO (BAM)	5.00%	8/1/2027	AA	1,000,000	1,031,425
West Contra Costa Unified School District CA GO	4.00%	8/1/2043	AA-	1,000,000	974,868
West Contra Costa Unified School District CA GO	6.00%	8/1/2027	AA-	1,000,000	1,138,801
Total					56,265,638

Health Care 12.31%
Abag Finance Authority for Nonprofit Corps - Sharp Healthcare CA Oblig	5.00%	8/1/2043	AA	1,000,000	1,004,746
Antelope Valley Healthcare District CA	5.00%	3/1/2026	BBB	850,000	860,111
Antelope Valley Healthcare District CA	5.25%	3/1/2036	BBB	1,000,000	1,018,823
California Health Facilities Financing Authority - Adventist Hlth Sys/W Oblg CA	3.00%	3/1/2039	A-	2,475,000	2,018,280
California Health Facilities Financing Authority - Children’S Hosp La Oblig CA	5.00%	8/15/2047	BBB+	3,000,000	3,040,001
California Health Facilities Financing Authority - Childrens Hosp Orange Obl CA	3.00%	11/1/2038	AA-	3,000,000	2,546,881
California Health Facilities Financing Authority - Childrens Hosp Orange Obl CA	4.00%	11/1/2035	AA-	570,000	577,803
California Health Facilities Financing Authority - Childrens Hosp Orange Obl CA	5.00%	11/1/2033	AA-	1,300,000	1,466,892
California Health Facilities Financing Authority - Childrens Hosp Orange Obl CA	5.00%	11/1/2034	AA-	1,200,000	1,339,363
California Health Facilities Financing Authority - City of Hope Oblig Group CA	4.00%	11/15/2045	A	2,000,000	1,807,792
California Health Facilities Financing Authority - Commonspirit Hlth Oblig CA	4.00%	4/1/2044	A-	1,250,000	1,128,886
California Health Facilities Financing Authority - Commonspirit Hlth Oblig CA	4.00%	4/1/2045	A-	1,250,000	1,120,554

162	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
California Health Facilities Financing Authority - Kaiser Fdtn Hospitals CA	5.00%		11/1/2047	AA-	$1,000,000	$1,135,228
California Health Facilities Financing Authority - Providence St Joseph Obl CA	4.00%		10/1/2047	A+	2,115,000	2,064,788
California Health Facilities Financing Authority - Sutter Health Oblig Group CA	4.00%		11/15/2042	A1	1,715,000	1,666,581
California Municipal Finance Authority - Channing House CA	5.00%		5/15/2047	AA-	2,000,000	2,070,824
California Municipal Finance Authority - Cmnty Hlth Ctrs Ctl Coast CA†	5.00%		12/1/2054	NR	750,000	705,178
California Municipal Finance Authority - Cmnty Hosps Ctrl Ca Grp	5.00%		2/1/2040	A-	500,000	524,420
California Municipal Finance Authority - Cmnty Hosps Ctrl Ca Grp CA	4.00%		2/1/2042	A-	1,165,000	1,115,272
California Municipal Finance Authority - Cmnty Hosps Ctrl Ca Grp CA	5.00%		2/1/2047	A-	2,000,000	2,050,692
California Municipal Finance Authority - Eisenhower Medical Center CA	5.00%		7/1/2032	Baa2	1,055,000	1,108,246
California Municipal Finance Authority CA	4.00%		8/15/2037	A-	1,000,000	974,937
California Public Finance Authority - Hoag Mem Hosp Oblig Grp CA	4.00%		7/15/2051	AA	1,000,000	945,055
California Statewide Communities Development Authority - Cedars-Sinai Med Ctr CA	4.00%		7/1/2048	AA-	1,000,000	959,458
California Statewide Communities Development Authority - Emanate Hlth Oblig Group CA	4.00%		4/1/2037	A	1,400,000	1,378,795
California Statewide Communities Development Authority - Humangood Ca CA	5.00%		10/1/2045	A-	1,000,000	1,008,602
California Statewide Communities Development Authority - Kaiser Fdtn Hospitals CA	5.00%	(a)	5/1/2033	AA-	1,030,000	1,168,990
California Statewide Communities Development Authority - Loma Linda Univ Med Obl CA	5.25%		12/1/2034	BB	2,150,000	2,194,934
California Statewide Communities Development Authority - Loma Linda Univ Med Obl CA†	5.25%		12/1/2043	BB	1,000,000	1,008,939

See Notes to Schedule of Investments.	163

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority - Loma Linda Univ Med Obl CA†	5.25%	12/1/2056	BB		$1,015,000	$1,006,327
California Statewide Communities Development Authority - Loma Linda Univ Med Obl CA	5.50%	12/1/2054	BB		2,200,000	2,210,371
California Statewide Communities Development Authority - Loma Linda Univ Med Obl CA†	5.50%	12/1/2058	BB		1,555,000	1,566,163
California Statewide Communities Development Authority - Verity Hlth Sys Oblig CA	5.50%	7/1/2039	NR		15,140	14,232
City of Oroville - Oroville Hospital CA	5.25%	4/1/2049	B+		1,695,000	1,614,514
Palomar Health CA	5.00%	11/1/2036	BBB		1,250,000	1,273,405
Palomar Health CA	5.00%	11/1/2039	BBB		3,750,000	3,777,488
Regents of the University of California Medical Center Pooled Revenue CA	5.00%	5/15/2035	AA-		2,000,000	2,287,639
Regents of the University of California Medical Center Pooled Revenue CA	5.00%	5/15/2047	AA-		2,000,000	2,157,402
Washington Township Health Care District CA	3.00%	7/1/2037	Baa2		1,440,000	1,109,535
Washington Township Health Care District CA	5.00%	7/1/2032	Baa2		1,075,000	1,131,656
Total						58,159,803

Housing 7.41%
California Community Housing Agency CA†	3.00%	2/1/2057	NR		1,740,000	1,158,540
California Community Housing Agency CA†	4.00%	2/1/2050	NR		1,000,000	745,726
California Community Housing Agency CA†	5.00%	8/1/2050	NR		1,000,000	889,276
California Enterprise Development Authority - Provident Grp-Sdsu Pptys CA	5.00%	8/1/2045	Baa3		1,745,000	1,751,482
California Housing Finance Agency CA	3.25%	8/20/2036	BBB	(b)	4,426,432	3,829,817
California Housing Finance Agency CA	3.50%	11/20/2035	BBB+	(b)	3,322,713	3,007,507
California Housing Finance Agency CA	4.00%	3/20/2033	BBB+		3,006,493	2,904,195
California Housing Finance Agency CA	4.25%	1/15/2035	BBB+		5,770,711	5,582,759
California Infrastructure & Economic Development Bank - Equitable Sch Revolv Obl CA	5.00%	11/1/2044	A		1,050,000	1,074,016

164	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
California Municipal Finance Authority - Biola University CA	5.00%	10/1/2034	Baa1		$1,000,000	$1,055,626
California Municipal Finance Authority - Bowles Hall Foundation CA	5.00%	6/1/2050	Baa3		500,000	500,085
California Municipal Finance Authority - Caritas Affordable Hsg CA	5.00%	8/15/2030	A-		1,050,000	1,072,025
California Municipal Finance Authority - CHF-Davis II LLC CA (BAM)	4.00%	5/15/2046	AA		4,625,000	4,199,296
California Statewide Communities Development Authority - Chf-Irvine LLC CA	5.00%	5/15/2035	Baa1		1,100,000	1,117,619
California Statewide Communities Development Authority - Chf-Irvine LLC CA (BAM)	4.00%	5/15/2046	AA		1,000,000	953,204
CSCDA Community Improvement Authority CA†	2.65%	12/1/2046	NR	(b)	3,450,000	2,579,314
CSCDA Community Improvement Authority CA†	3.00%	6/1/2047	NR		2,500,000	1,836,592
CSCDA Community Improvement Authority CA†	4.00%	8/1/2056	NR	(b)	1,000,000	762,746
Total						35,019,825

Lease Obligations 1.48%
California State Public Works Board CA	4.00%	11/1/2046	Aa3		2,500,000	2,403,420
County of Santa Barbara CA COPS AMT	5.00%	12/1/2036	AA		3,395,000	3,616,713
San Bernardino City Unified School District CA COPS (AGM)	5.00%	10/1/2031	AA		860,000	958,273
Total						6,978,406

Other Revenue 2.66%
California Infrastructure & Economic Development Bank - California Sciences CTR CA	4.00%	5/1/2046	A-		3,000,000	2,795,152
California Infrastructure & Economic Development Bank - Los Angeles Cnty Museum CA	4.00%	7/1/2050	A2	(b)	4,000,000	3,563,674
California Municipal Finance Authority - Oceaa Facilities LLC CA	6.75%	10/1/2028	NR		800,000	800,669
California School Finance Authority - Aspire Public Schools Obl CA†	4.00%	8/1/2051	BBB		785,000	643,839
California School Finance Authority - Green Dot Public Schs Obg CA†	5.00%	8/1/2038	BBB-		1,000,000	1,025,913

See Notes to Schedule of Investments.	165

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
California School Finance Authority - Kipp Socal Pub Schs Obl CA†	5.00%		7/1/2034	BBB	$600,000	$608,696
Commonwealth of Puerto Rico PR	5.068%	#	11/1/2051	NR	2,500,000	1,096,875
M-S-R Energy Authority CA	6.125%		11/1/2029	BBB+	1,835,000	2,031,781
Total						12,566,599

Pre-Refunded 0.14%
M-S-R Energy Authority CA	6.50%		11/1/2039	BBB+	555,000	664,737

Special Tax 4.18%
Brentwood Infrastructure Financing Authority CA	5.00%		9/2/2036	NR	500,000	507,704
City & County of San Francisco Special Tax District No. CA Special Tax†	4.00%		9/1/2041	NR	2,500,000	2,187,336
City of Irvine CA	5.00%		9/2/2028	NR	1,000,000	1,038,919
City of Irvine CA Special Tax	5.00%		9/1/2044	NR	500,000	503,466
City of Roseville CA Special Tax	5.00%		9/1/2031	NR	1,000,000	1,033,970
City of San Clemente CA Special Tax	5.00%		9/1/2040	NR	970,000	984,015
County of Los Angeles Community Facilities District No. CA Special Tax	5.00%		9/1/2052	NR	1,500,000	1,492,031
Inland Valley Development Agency CA Tax Allocation	5.25%		9/1/2037	A	1,325,000	1,349,499
Lake Elsinore Public Financing Authority CA Special Tax	5.00%		9/1/2035	NR	920,000	943,834
Orange County Community Facilities District CA Special Tax	5.00%		8/15/2047	NR	1,000,000	1,011,814
Poway Unified School District Public Financing Authority CA Special Tax (BAM)	5.00%		9/1/2035	AA+	1,770,000	1,853,195
River Islands Public Financing Authority CA (AGM)	4.00%		9/1/2040	AA	1,000,000	987,194
River Islands Public Financing Authority CA (AGM)	4.00%		9/1/2045	AA	2,000,000	1,909,840
River Islands Public Financing Authority CA (AGM)	4.00%		9/1/2050	AA	1,400,000	1,314,971
River Islands Public Financing Authority CA Special Tax (AGM)	5.25%		9/1/2052	AA	1,000,000	1,076,493
Temecula Valley Unified School District Financing Authority CA Special Tax (BAM)	5.00%		9/1/2035	AA	1,505,000	1,560,632
Total						19,754,913

166	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tax Revenue 5.98%
Anaheim Public Financing Authority CA (BAM)	5.00%	9/1/2035	AA		$2,000,000	$2,141,909
City of Irvine CA	4.00%	9/2/2039	A		1,000,000	983,689
City of Sacramento Transient Occupancy Tax Revenue CA	5.00%	6/1/2048	A1		1,000,000	1,042,125
Compton Community Redevelopment Agency Successor Agency (AGM)	5.00%	8/1/2037	AA		1,700,000	1,818,525
Fresno Unified School District CA GO	5.00%	8/1/2046	Aa3	(b)	1,000,000	1,076,968
Oxnard Union High School District CA GO	4.00%	8/1/2047	Aa2		2,500,000	2,428,024
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	Zero Coupon	7/1/2033	NR		134,000	78,116
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	Zero Coupon	7/1/2051	NR		501,000	90,814
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.329%	7/1/2040	NR		350,000	316,168
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.329%	7/1/2040	NR		3,971,000	3,587,156
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.536%	7/1/2053	NR		7,000	5,986
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.55%	7/1/2040	NR		313,000	287,934
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.75%	7/1/2053	NR		296,000	262,388
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	5.00%	7/1/2058	NR		3,760,000	3,423,217
San Diego Unified School District CA GO	3.00%	7/1/2044	Aa2		4,400,000	3,459,471
San Leandro Unified School District CA GO	5.25%	8/1/2048	AA-		2,100,000	2,329,567
San Rafael City High School District CA GO	5.25%	8/1/2052	Aa2		1,215,000	1,324,621
Territory of Guam GU	4.00%	1/1/2036	Ba1	(b)	2,750,000	2,577,593
Tustin Community Facilities District CA Special Tax	5.00%	9/1/2037	A-		1,000,000	1,034,337
Total						28,268,608

Tobacco 4.41%
California County Tobacco Securitization Agency - Sonoma Cnty Securtzn Corp CA	4.00%	6/1/2049	BBB+		1,450,000	1,240,546
California County Tobacco Securitization Agency CA	Zero Coupon	6/1/2055	NR	(b)	3,000,000	552,692
California County Tobacco Securitization Agency CA	5.00%	6/1/2049	BBB+		1,020,000	1,023,712

See Notes to Schedule of Investments.	167

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
California Statewide Financing Authority CA	Zero Coupon	6/1/2046	NR		$8,675,000	$2,012,533
California Statewide Financing Authority CA†	Zero Coupon	6/1/2055	NR		10,000,000	451,590
City of San Diego Tobacco Settlement Revenue Funding Corp. CA	4.00%	6/1/2032	A		1,035,000	991,024
Golden State Tobacco Securitization Corp. CA	Zero Coupon	6/1/2066	NR	(b)	19,500,000	2,271,272
Golden State Tobacco Securitization Corp. CA	5.00%	6/1/2029	NR	(b)	1,000,000	1,107,297
Golden State Tobacco Securitization Corp. CA	5.00%	6/1/2034	NR	(b)	1,050,000	1,183,471
Inland Empire Tobacco Securitization Corp. CA†	Zero Coupon	6/1/2057	CCC		3,000,000	163,892
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2041	NR		5,000,000	1,720,533
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2056	NR		2,250,000	177,464
Tobacco Securitization Authority of Northern California - Sacramento County Tobacco CA	4.00%	6/1/2049	BBB+		3,250,000	2,867,436
Tobacco Securitization Authority of Southern California - San Diego County Tobacco CA	Zero Coupon	6/1/2046	CCC-		2,500,000	386,187
Tobacco Securitization Authority of Southern California - San Diego County Tobacco CA	Zero Coupon	6/1/2054	NR		4,800,000	859,109
Tobacco Securitization Authority of Southern California - San Diego County Tobacco CA	5.00%	6/1/2038	A-		1,000,000	1,031,268
Tobacco Securitization Authority of Southern California - San Diego County Tobacco CA	5.00%	6/1/2039	A-		1,000,000	1,027,532
Tobacco Securitization Authority of Southern California - San Diego County Tobacco CA	5.00%	6/1/2048	BBB+		1,675,000	1,691,537
Tobacco Securitization Authority of Southern California - San Diego County Tobacco CA	5.00%	6/1/2048	BBB-		85,000	84,639
Total						20,843,734

168	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation 19.62%
Alameda Corridor Transportation Authority CA (AGM)	5.00%	10/1/2052	AA	$9,000,000	$9,663,874
California Municipal Finance Authority - Lax Integrated Express CA AMT	4.00%	12/31/2047	BBB-	5,590,000	4,723,874
California Municipal Finance Authority - Lax Integrated Express CA AMT	5.00%	12/31/2034	BBB-	1,700,000	1,756,129
California Municipal Finance Authority - Lax Integrated Express CA AMT	5.00%	12/31/2035	BBB-	1,000,000	1,027,586
California Municipal Finance Authority - Lax Integrated Express CA AMT	5.00%	12/31/2043	BBB-	4,700,000	4,731,794
City of Long Beach Airport System Revenue CA AMT (AGM)	5.25%	6/1/2047	AA	1,250,000	1,310,055
City of Long Beach Harbor Revenue CA AMT	5.00%	5/15/2028	AA+	1,000,000	1,055,502
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2032	NR	105,000	122,998
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2032	NR	1,895,000	2,076,174
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2039	AA	1,000,000	1,051,073
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2043	AA-	1,000,000	1,025,236
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2044	AA-	4,090,000	4,184,274
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2046	AA-	1,000,000	1,011,044
City of Los Angeles Department of Airports CA AMT	5.25%	5/15/2047	AA	3,000,000	3,148,452
City of Los Angeles Department of Airports CA AMT	5.25%	5/15/2048	AA-	2,000,000	2,057,966
County of Sacramento Airport System Revenue CA	5.00%	7/1/2041	A	1,130,000	1,160,858
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon	1/15/2033	A	1,500,000	991,590
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon	1/15/2042	A	1,150,000	1,241,967

See Notes to Schedule of Investments.	169

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Foothill-Eastern Transportation Corridor Agency CA	4.00%	1/15/2043	A-	$8,710,000	$8,207,125
Foothill-Eastern Transportation Corridor Agency CA	4.00%	1/15/2046	A	2,500,000	2,315,174
Foothill-Eastern Transportation Corridor Agency CA	4.00%	1/15/2046	A	3,500,000	3,241,244
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%	3/1/2031	A	1,750,000	1,911,959
Ontario International Airport Authority CA (AGM)	5.00%	5/15/2046	AA	1,500,000	1,590,364
Port Commission of the City & County of San Francisco CA AMT	5.00%	3/1/2030	Aa3	1,415,000	1,444,248
Riverside County Transportation Commission CA	Zero Coupon	6/1/2028	NR	465,000	396,805
Riverside County Transportation Commission CA	Zero Coupon	6/1/2028	A	535,000	432,213
Riverside County Transportation Commission CA	4.00%	6/1/2047	A-	1,625,000	1,497,596
San Diego County Regional Airport Authority CA	4.00%	7/1/2046	A2	1,000,000	932,101
San Diego County Regional Airport Authority CA AMT	4.00%	7/1/2046	A2	1,750,000	1,549,575
San Diego County Regional Airport Authority CA AMT	5.00%	7/1/2047	A	2,000,000	2,022,892
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2031	A1	6,500,000	7,108,876
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2032	A+	1,500,000	1,636,125
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2045	A+	1,515,000	1,547,057
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2050	A+	4,000,000	4,049,258
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2052	A1	5,500,000	5,579,792
San Joaquin Hills Transportation Corridor Agency CA	5.25%	1/15/2044	A-	2,100,000	2,125,841

170	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
San Joaquin Hills Transportation Corridor Agency CA	5.25%		1/15/2049	A-		$1,930,000	$1,949,304
San Joaquin Hills Transportation Corridor Agency CA (NATL)	Zero Coupon		1/15/2036	Baa2		1,450,000	809,759
Total							92,687,754

Utilities 13.69%
Adelanto Public Utility Authority CA (AGM)	5.00%		7/1/2039	AA		1,335,000	1,428,672
California Community Choice Financing Authority CA	4.00%	#(a)	2/1/2052	A1		3,525,000	3,471,027
California Community Choice Financing Authority CA	4.00%	(a)	10/1/2052	A2		2,350,000	2,359,895
California Pollution Control Financing Authority - Poseidon Resources CA†	5.00%		7/1/2039	Baa3		750,000	733,521
California Pollution Control Financing Authority - Poseidon Resources CA†	5.00%		11/21/2045	Baa3		3,870,000	3,667,803
Casitas Municipal Water District CA Special Tax (BAM)	5.25%		9/1/2047	AA		1,525,000	1,596,348
Guam Power Authority GU (AGM)	5.00%		10/1/2034	AA	(b)	705,000	729,103
Long Beach Bond Finance Authority CA	4.516% (3 Mo. LIBOR * .67 + 1.43%	)#	11/15/2026	A2		1,000,000	985,843
Long Beach Bond Finance Authority CA	5.50%		11/15/2037	A2		1,900,000	2,073,658
Los Angeles Department of Water & Power CA	5.00%		7/1/2043	Aa2		2,000,000	2,199,261
Los Angeles Department of Water & Power CA	5.00%		7/1/2048	Aa2		2,000,000	2,149,481
Los Angeles Department of Water & Power CA	5.00%		7/1/2051	Aa2		1,200,000	1,288,582
Los Angeles Department of Water & Power CA	5.00%		7/1/2052	Aa2		2,645,000	2,855,605
Los Angeles Department of Water & Power CA	5.25%		7/1/2037	Aa2		1,500,000	1,619,542
Los Angeles Department of Water & Power CA	5.25%		7/1/2049	Aa2		2,000,000	2,153,346
Mountain House Public Financing Authority CA (BAM)	4.00%		12/1/2045	AA		2,720,000	2,535,886
M-S-R Energy Authority CA	6.50%		11/1/2039	BBB+		2,625,000	3,144,025
M-S-R Energy Authority CA	7.00%		11/1/2034	BBB+		5,000,000	6,183,822

See Notes to Schedule of Investments.	171

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Northern California Energy Authority CA	4.00%	(a)	7/1/2049	A2		$2,500,000	$2,498,318
Puerto Rico Commonwealth Aqueduct & Sewer Authority PR†	4.00%		7/1/2042	NR		700,000	563,157
Puerto Rico Commonwealth Aqueduct & Sewer Authority PR†	5.00%		7/1/2030	NR		750,000	737,581
Puerto Rico Electric Power Authority PR(d)	5.25%		7/1/2024	D	(b)	255,000	187,425
Puerto Rico Electric Power Authority PR(d)	5.25%		7/1/2033	D	(b)	115,000	84,525
Puerto Rico Electric Power Authority PR(d)	7.00%		7/1/2040	D	(b)	450,000	338,625
San Diego Public Facilities Financing Authority CA	5.00%		8/1/2043	Aa3		1,000,000	1,078,081
San Francisco City & County Public Utilities Commission Wastewater Revenue CA	4.00%		10/1/2043	AA		1,250,000	1,227,267
San Francisco City & County Public Utilities Commission Wastewater Revenue CA	5.00%		10/1/2046	AA		2,000,000	2,183,235
Southern California Public Power Authority CA	4.445% (3 Mo. LIBOR * .67 + 1.47%	)#	11/1/2038	A2		770,000	662,611
Southern California Public Power Authority CA	5.00%		11/1/2033	A2		5,575,000	5,988,757
Southern California Public Power Authority CA	5.00%		7/1/2038	AA-		1,000,000	1,027,694
Stockton Public Financing Authority CA (BAM)	5.00%		9/1/2029	AA		1,000,000	1,029,489
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2025	BBB+		1,130,000	1,179,656
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2029	BBB+		1,370,000	1,491,369
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2031	BBB+		765,000	829,706
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2032	BBB+		1,090,000	1,176,536
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2034	BBB+		300,000	319,681
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2035	BBB+		200,000	210,518
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2038	BBB+		650,000	676,002
Total							64,665,653
Total Investments in Securities 98.31% (cost $492,659,930)							464,427,577
Other Assets and Liabilities – Net(e) 1.69%							7,987,804
Net Assets 100.00%							$472,415,381

172	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND December 31, 2022

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COPS	Certificates of Participation.
LIBOR	London Interbank Offered Rate.
NR	Not Rated.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2022.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2022, the total value of Rule 144A securities was $29,047,077, which represents 6.15% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Securities purchased on a when-issued basis.
(d)	Defaulted (non-income producing security).
(e)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at December 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	March 2023	69	Short	$(8,677,219)	$(8,648,719)	$28,500

The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$464,427,577	$–	$464,427,577
Total	$–	$464,427,577	$–	$464,427,577
Other Financial Instruments
Futures Contracts
Assets	$28,500	$–	$–	$28,500
Liabilities	–	–	–	–
Total	$28,500	$–	$–	$28,500

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	173

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 96.78%

MUNICIPAL BONDS 96.78%

Corporate-Backed 3.41%
Industrial Pollution Control Financing Authority of Gloucester County - Logan Generating Co LP NJ AMT	5.00%	12/1/2024	NR	$110,000	$111,669
New Jersey Economic Development Authority - NYNJ Link Borrower LLC NJ AMT (AGM)	5.00%	1/1/2031	AA	225,000	225,883
New Jersey Economic Development Authority - NYNJ Link Borrower LLC NJ AMT	5.00%	7/1/2023	BBB+	70,000	70,326
New Jersey Economic Development Authority - NYNJ Link Borrower LLC NJ AMT	5.00%	1/1/2028	BBB+	100,000	100,371
New Jersey Economic Development Authority - United Airlines Inc NJ	5.25%	9/15/2029	Ba3	1,675,000	1,666,902
New Jersey Economic Development Authority - United Airlines Inc NJ	5.50%	6/1/2033	Ba3	650,000	652,798
New Jersey Infrastructure Bank NJ	2.125%	9/1/2046	AAA	400,000	242,701
Salem County Pollution Control Financing Authority - Chambers Cogeneration LP NJ AMT	5.00%	12/1/2023	NR	345,000	349,349
Total					3,419,999

Education 7.94%
Camden County Improvement Authority - Kipp Cooper Norcross Obl NJ	6.00%	6/15/2047	NR	500,000	526,611
New Jersey Economic Development Authority - Provident Group-Montclair NJ (AGM)	5.00%	6/1/2042	AA	500,000	510,861
New Jersey Educational Facilities Authority - New Jersey City Univ Inc NJ (AGM)	4.00%	7/1/2036	AA	745,000	737,680
New Jersey Educational Facilities Authority - Ramapo College of Nj NJ (AGM)	4.00%	7/1/2041	AA	545,000	528,982
New Jersey Educational Facilities Authority - Ramapo College of Nj NJ (AGM)	4.00%	7/1/2052	AA	500,000	456,821
New Jersey Educational Facilities Authority - Seton Hall University NJ	4.00%	7/1/2046	BBB+	545,000	484,692

174	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New Jersey Educational Facilities Authority - Seton Hall University NJ	5.00%		7/1/2034	BBB+	$325,000	$337,971
New Jersey Educational Facilities Authority - Seton Hall University NJ (AGM)	3.25%		7/1/2049	AA	400,000	306,950
New Jersey Educational Facilities Authority - Stevens Inst of Tech NJ	3.00%		7/1/2050	BBB+	1,005,000	705,135
New Jersey Educational Facilities Authority - Stevens Inst of Tech NJ	4.00%		7/1/2050	BBB+	200,000	172,676
New Jersey Educational Facilities Authority - Stevens Inst of Tech NJ	5.00%		7/1/2030	NR	530,000	558,347
New Jersey Educational Facilities Authority - Stockton University NJ	5.00%		7/1/2041	Baa1	800,000	809,911
New Jersey Educational Facilities Authority - William Paterson Univ NJ (AGM)	3.00%		7/1/2039	AA	250,000	213,916
New Jersey Educational Facilities Authority - William Paterson Univ NJ (AGM)	3.00%		7/1/2040	AA	250,000	208,555
New Jersey Higher Education Student Assistance Authority NJ AMT	2.50%		12/1/2040	AA	500,000	410,914	(a)
New Jersey Higher Education Student Assistance Authority NJ AMT	3.25%		12/1/2039	Aa1	650,000	606,440
New Jersey Higher Education Student Assistance Authority NJ AMT	4.125%		12/1/2024	AAA	195,000	195,040
New Jersey Institute of Technology NJ	5.00%		7/1/2033	A1	170,000	188,715
Total						7,960,217

Financial Services 0.21%
New Jersey Higher Education Student Assistance Authority NJ AMT	5.00%		12/1/2028	AAA	200,000	215,538

General Obligation 10.47%
City of Atlantic City NJ GO (AGM)	5.00%		3/1/2037	AA	540,000	569,755
City of Atlantic City NJ GO (BAM)	5.00%		3/1/2042	AA	750,000	781,324
City of Jersey City NJ GO	4.00%		2/15/2036	Aa3	750,000	762,557
City of Newark Mass Transit Access Tax Revenue NJ (AGM)	5.375%		11/15/2052	A1	500,000	538,882
City of Summit NJ GO	4.00%		7/15/2041	AAA	500,000	504,619
Commonwealth of Puerto Rico PR GO	Zero Coupon		7/1/2024	NR	13,686	12,690
Commonwealth of Puerto Rico PR GO	Zero Coupon		7/1/2033	NR	52,676	28,562
Commonwealth of Puerto Rico PR GO	Zero Coupon	#(b)	11/1/2043	NR	192,940	84,652
Commonwealth of Puerto Rico PR GO	4.00%		7/1/2033	NR	40,933	35,580
Commonwealth of Puerto Rico PR GO	4.00%		7/1/2035	NR	36,793	31,052

See Notes to Schedule of Investments.	175

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Commonwealth of Puerto Rico PR GO	4.00%	7/1/2037	NR	$31,578	$25,914
Commonwealth of Puerto Rico PR GO	5.25%	7/1/2023	NR	22,857	22,860
Commonwealth of Puerto Rico PR GO	5.375%	7/1/2025	NR	45,588	45,964
Commonwealth of Puerto Rico PR GO	5.625%	7/1/2027	NR	45,175	46,082
Commonwealth of Puerto Rico PR GO	5.625%	7/1/2029	NR	44,442	45,547
Commonwealth of Puerto Rico PR GO	5.75%	7/1/2031	NR	43,166	44,722
County of Hudson NJ GO	2.00%	11/15/2035	AA	920,000	715,918
Cumberland County Improvement Authority NJ (BAM)	4.00%	10/1/2048	AA	750,000	701,573
Gloucester County Improvement Authority NJ	4.00%	7/1/2048	Aa1	510,000	493,176
New Jersey Economic Development Authority NJ	5.25%	11/1/2047	A3	750,000	788,493
New Jersey Transportation Trust Fund Authority NJ	5.25%	6/15/2046	A3	750,000	790,395
Rutherford Board of Education NJ GO	2.50%	12/15/2034	AA-	1,000,000	867,116
State of New Jersey NJ GO	2.50%	6/1/2038	A2	1,020,000	804,035
Township of Berkeley Heights NJ GO	4.00%	7/1/2041	Aa1	785,000	775,728
Union County Utilities Authority - Covanta Union LLC NJ AMT	4.75%	12/1/2031	AA+	980,000	981,333
Total					10,498,529

Health Care 14.44%
Camden County Improvement Authority - Cooper Hlth Sys Oblig Grp NJ	5.00%	2/15/2030	A-	530,000	533,197
Camden County Improvement Authority - Cooper Hlth Sys Oblig Grp NJ	5.00%	2/15/2032	A-	500,000	503,129
Camden County Improvement Authority - Cooper Hlth Sys Oblig Grp NJ	5.75%	2/15/2042	A-	425,000	425,780
New Jersey Economic Development Authority - Bancroft Neurohealth Olbg NJ	5.00%	6/1/2036	NR	220,000	210,859
New Jersey Health Care Facilities Financing Authority - AHS Hospital Corp NJ	5.00%	7/1/2030	AA-	105,000	113,269
New Jersey Health Care Facilities Financing Authority - Atlanticare Hlth Sys Obl NJ	2.375%	7/1/2046	AA-	695,000	457,552
New Jersey Health Care Facilities Financing Authority - Hackensack Merdn Hlth Ob NJ	5.00%	7/1/2031	AA-	640,000	694,278
New Jersey Health Care Facilities Financing Authority - Hackensack Merdn Hlth Ob NJ	5.00%	7/1/2033	AA-	260,000	280,521
New Jersey Health Care Facilities Financing Authority - Inspira Health Oblig Grp NJ	4.00%	7/1/2047	A2	830,000	754,934

176	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority - Inspira Health Oblig Grp NJ	5.00%	7/1/2035	A2	$460,000	$479,641
New Jersey Health Care Facilities Financing Authority - Inspira Health Oblig Grp NJ	5.00%	7/1/2042	A2	710,000	723,109
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obliga NJ	3.00%	7/1/2051	AA-	1,000,000	725,524
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obliga NJ	4.00%	7/1/2045	AA-	545,000	506,917
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obliga NJ	4.00%	7/1/2051	AA-	1,000,000	898,832
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obliga NJ	5.00%	7/1/2033	AA-	580,000	616,521
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obliga NJ	5.00%	7/1/2043	AA-	1,305,000	1,339,087
New Jersey Health Care Facilities Financing Authority - St Joseph’S Hlthcr Oblig NJ	4.00%	7/1/2048	BBB-	1,200,000	1,005,478
New Jersey Health Care Facilities Financing Authority - St Joseph’S Hlthcr Oblig NJ	5.00%	7/1/2027	BBB-	100,000	103,494
New Jersey Health Care Facilities Financing Authority - St Joseph’S Hlthcr Oblig NJ	5.00%	7/1/2041	BBB-	750,000	753,531
New Jersey Health Care Facilities Financing Authority - Univ Of Penn Hlth Sys Obl NJ	5.00%	7/1/2039	AA	1,000,000	1,041,014
New Jersey Health Care Facilities Financing Authority - University Hospital NJ (AGM)	5.00%	7/1/2046	AA	1,000,000	1,007,211
New Jersey Health Care Facilities Financing Authority - Valley Hlth Sys Oblig Grp NJ	4.00%	7/1/2044	A	1,055,000	975,154
New Jersey Health Care Facilities Financing Authority - Valley Hlth Sys Oblig Grp NJ	5.00%	7/1/2030	A	315,000	340,391
Total					14,489,423

Housing 0.07%
New Jersey Housing & Mortgage Finance Agency NJ (HUD SECT 8)	3.15%	5/1/2053	AA-	100,000	73,213

Lease Obligations 19.93%
Gloucester County Improvement Authority - Rowan University NJ (AGM)	5.00%	11/1/2029	AA	250,000	267,791
Gloucester County Improvement Authority - Rowan University NJ (AGM)	5.00%	11/1/2030	AA	290,000	310,204
New Jersey Economic Development Authority - NYNJ Link Borrower LLC NJ AMT	5.375%	1/1/2043	BBB+	1,560,000	1,562,672

See Notes to Schedule of Investments.	177

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Economic Development Authority - NYNJ Link Borrower LLC NJ AMT	5.625%	1/1/2052	BBB+	$210,000	$210,703
New Jersey Economic Development Authority NJ	4.00%	6/15/2049	A3	1,390,000	1,176,476
New Jersey Economic Development Authority NJ	5.00%	6/15/2029	A3	500,000	533,399
New Jersey Economic Development Authority NJ	5.00%	6/15/2034	A3	390,000	395,618
New Jersey Economic Development Authority NJ	5.00%	6/15/2035	A3	750,000	791,424
New Jersey Economic Development Authority NJ	5.00%	6/15/2035	A3	640,000	664,361
New Jersey Economic Development Authority NJ	5.00%	6/15/2042	A3	505,000	513,416
New Jersey Economic Development Authority NJ	5.00%	6/15/2047	A3	540,000	545,777
New Jersey Economic Development Authority NJ	5.00%	6/15/2048	A3	500,000	505,563
New Jersey Educational Facilities Authority NJ	5.00%	9/1/2033	A3	1,060,000	1,079,643
New Jersey Educational Facilities Authority NJ	5.00%	9/1/2036	A3	535,000	551,947
New Jersey Educational Facilities Authority NJ	5.50%	9/1/2033	A3	410,000	435,118
New Jersey Health Care Facilities Financing Authority NJ	5.00%	10/1/2038	A3	520,000	527,883
New Jersey Transportation Trust Fund Authority NJ	Zero Coupon	12/15/2031	A3	1,980,000	1,370,213
New Jersey Transportation Trust Fund Authority NJ	Zero Coupon	12/15/2038	A3	1,120,000	516,011
New Jersey Transportation Trust Fund Authority NJ	4.00%	12/15/2039	A3	1,160,000	1,072,704
New Jersey Transportation Trust Fund Authority NJ	4.00%	6/15/2050	A3	1,360,000	1,145,615
New Jersey Transportation Trust Fund Authority NJ	4.25%	12/15/2038	A3	470,000	458,338
New Jersey Transportation Trust Fund Authority NJ	4.75%	6/15/2038	A3	980,000	984,488
New Jersey Transportation Trust Fund Authority NJ	5.00%	6/15/2030	A+	545,000	573,740

178	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Transportation Trust Fund Authority NJ	5.00%	6/15/2031	A+	$400,000	$420,147
New Jersey Transportation Trust Fund Authority NJ	5.00%	12/15/2036	A3	555,000	581,725
New Jersey Transportation Trust Fund Authority NJ	5.00%	6/15/2038	A3	1,380,000	1,389,546
New Jersey Transportation Trust Fund Authority NJ	5.25%	6/15/2041	A3	205,000	207,943
New Jersey Transportation Trust Fund Authority NJ	5.25%	6/15/2043	A3	720,000	748,342
Salem County Improvement Authority - Stand Up For Salem Inc NJ (AGM)	4.00%	8/15/2048	AA	525,000	450,417
Total					19,991,224

Other Revenue 0.34%
Middlesex County Improvement Authority NJ	6.25%	1/1/2037	NR	1,300,000	16,250
New Jersey Economic Development Authority - Bancroft Neurohealth Olbg NJ	5.00%	6/1/2041	NR	350,000	322,649
Total					338,899

Special Tax 0.89%
New Jersey Economic Development Authority NJ Mtromall Urban	6.50%	4/1/2028	Baa2	592,353	587,881
New Jersey Infrastructure Bank NJ	2.00%	9/1/2046	AAA	520,000	306,241
Total					894,122

Tax Revenue 5.14%
Casino Reinvestment Development Authority, Inc. NJ	5.25%	11/1/2039	Baa2	525,000	534,407
Casino Reinvestment Development Authority, Inc. NJ (AGM)	5.00%	11/1/2032	AA	500,000	512,939
Garden State Preservation Trust NJ (AGM)	5.75%	11/1/2028	AA	1,205,000	1,325,168
New Jersey Transportation Trust Fund Authority NJ	3.00%	6/15/2050	A3	500,000	351,831
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	Zero Coupon	7/1/2029	NR	18,000	13,140
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	Zero Coupon	7/1/2031	NR	235,000	153,378
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	Zero Coupon	7/1/2033	NR	646,000	376,588

See Notes to Schedule of Investments.	179

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	Zero Coupon	7/1/2051	NR	$2,675,000	$484,884
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.329%	7/1/2040	NR	96,000	86,720
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.329%	7/1/2040	NR	492,000	444,442
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.536%	7/1/2053	NR	18,000	15,391
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.55%	7/1/2040	NR	19,000	17,478
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.55%	7/1/2040	NR	380,000	349,569
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.75%	7/1/2053	NR	267,000	236,681
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.784%	7/1/2058	NR	40,000	34,804
Territory of Guam GU	4.00%	1/1/2042	Ba1	250,000	218,710
Total					5,156,130

Tobacco 3.24%
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2046	BBB-	2,350,000	2,246,858
Tobacco Settlement Financing Corp. NJ	5.25%	6/1/2046	BBB+	1,000,000	1,003,683
Total					3,250,541

Transportation 22.25%
Delaware River & Bay Authority DE	4.00%	1/1/2044	A1	500,000	484,759
Delaware River & Bay Authority DE	5.00%	1/1/2039	A1	500,000	549,490
Delaware River Joint Toll Bridge Commission PA	3.00%	7/1/2049	A1	1,025,000	758,480
Delaware River Joint Toll Bridge Commission PA	5.00%	7/1/2030	A1	280,000	306,987
Delaware River Port Authority PA	5.00%	1/1/2040	A+	600,000	641,053
New Jersey Economic Development Authority - NYNJ Link Borrower LLC NJ AMT (AGM)	5.125%	1/1/2039	AA	925,000	926,809
New Jersey Economic Development Authority - Port Newark Container NJ AMT	5.00%	10/1/2047	Baa2	930,000	907,995
New Jersey Economic Development Authority NJ	4.00%	11/1/2044	A3	275,000	242,097
New Jersey Transportation Trust Fund Authority NJ	4.00%	6/15/2050	A3	1,080,000	909,753

180	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority NJ	5.00%	6/15/2028	A+	$1,000,000	$1,054,810
New Jersey Turnpike Authority NJ	4.00%	1/1/2048	AA-	1,000,000	950,107
New Jersey Turnpike Authority NJ	5.00%	1/1/2030	AA-	715,000	774,751
New Jersey Turnpike Authority NJ	5.00%	1/1/2030	AA-	670,000	739,079
New Jersey Turnpike Authority NJ	5.00%	1/1/2034	AA-	510,000	529,569
New Jersey Turnpike Authority NJ	5.00%	1/1/2034	AA-	615,000	660,930
New Jersey Turnpike Authority NJ	5.00%	1/1/2037	AA-	340,000	362,989
New Jersey Turnpike Authority NJ	5.25%	1/1/2052	A1	1,000,000	1,083,751
New Jersey Turnpike Authority NJ (AGM)	5.25%	1/1/2028	AA	810,000	905,748
Port Authority of New York & New Jersey NY	4.00%	9/1/2043	AA-	870,000	833,548
Port Authority of New York & New Jersey NY	5.00%	11/15/2033	AA-	510,000	559,119
Port Authority of New York & New Jersey NY	5.00%	10/15/2035	AA-	500,000	537,886
Port Authority of New York & New Jersey NY	5.00%	7/15/2038	AA-	420,000	450,354
Port Authority of New York & New Jersey NY	5.25%	8/1/2052	AA-	250,000	272,690
Port Authority of New York & New Jersey NY AMT	5.00%	9/15/2029	AA-	320,000	344,006
Port Authority of New York & New Jersey NY AMT	5.00%	9/15/2032	AA-	505,000	540,538
Port Authority of New York & New Jersey NY AMT	5.00%	9/15/2033	AA-	560,000	595,330
Port Authority of New York & New Jersey NY AMT	5.00%	10/15/2036	AA-	1,190,000	1,208,390
Port Authority of New York & New Jersey NY AMT	5.00%	11/15/2041	AA-	500,000	509,010
South Jersey Port Corp. NJ AMT	5.00%	1/1/2048	Baa1	500,000	483,904
South Jersey Transportation Authority NJ	5.00%	11/1/2039	BBB+	530,000	523,077
South Jersey Transportation Authority NJ	5.25%	11/1/2052	BBB+	1,200,000	1,219,786
South Jersey Transportation Authority NJ (BAM)	4.00%	11/1/2050	AA	1,080,000	937,447
South Jersey Transportation Authority NJ (BAM)	5.00%	11/1/2045	AA	500,000	514,997
Total					22,319,239

See Notes to Schedule of Investments.	181

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities 8.45%
Guam Government Waterworks Authority GU	5.00%		7/1/2036	A-		$100,000	$101,387
Guam Power Authority GU (AGM)	5.00%		10/1/2034	AA		400,000	413,676
New Jersey Economic Development Authority - Middlesex Water Co NJ AMT	4.00%		8/1/2059	A+		500,000	405,667	(a)
New Jersey Economic Development Authority - Umm Energy Partners LLC NJ AMT	4.75%		6/15/2032	Baa2		1,000,000	1,000,256
New Jersey Economic Development Authority NJ	3.50%		4/1/2042	A1		1,655,000	1,422,458
New Jersey Economic Development Authority NJ AMT	2.20%	#(b)	10/1/2039	A+		500,000	430,015
New Jersey Economic Development Authority NJ AMT	3.00%		8/1/2041	A1		1,000,000	747,921
New Jersey Infrastructure Bank NJ AMT	4.00%		9/1/2036	AAA		335,000	338,137
New Jersey Infrastructure Bank NJ AMT	4.00%		9/1/2047	AAA		1,500,000	1,439,842
New Jersey Turnpike Authority NJ	5.00%		1/1/2031	AA-		510,000	562,444
Passaic Valley Sewerage Commission NJ (AGM)	3.00%		12/1/2038	AA		1,000,000	848,620
Puerto Rico Commonwealth Aqueduct & Sewer Authority PR†	4.00%		7/1/2042	NR		380,000	305,714
Puerto Rico Commonwealth Aqueduct & Sewer Authority PR†	5.00%		7/1/2030	NR		250,000	245,860
Puerto Rico Electric Power Authority PR(c)	5.00%		7/1/2037	D	(d)	110,000	80,575
Puerto Rico Electric Power Authority PR(c)	5.75%		7/1/2036	D	(d)	75,000	55,500
Puerto Rico Electric Power Authority PR(c)	7.00%		7/1/2040	D	(d)	100,000	75,250
Total							8,473,322
Total Investments in Securities 96.78% (cost $105,452,066)							97,080,396
Other Assets and Liabilities – Net(e) 3.22%							3,234,447
Net Assets 100.00%							$100,314,843

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
HUD	Insured by - Department of Housing and Urban Development.
NR	Not Rated.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2022.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2022, the total value of Rule 144A securities was $551,574, which represents 0.55% of net assets.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

182	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND December 31, 2022

(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Defaulted (non-income producing security).
(d)	This investment has been rated by Fitch IBCA.
(e)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at December 31, 2022:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. Long Bond	March 2023	10	Short	$(1,257,568)	$(1,253,438)	$4,130

The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Education	$–	$7,549,303	$410,914	$7,960,217
Utilities	–	8,067,655	405,667	8,473,322
Remaining Industries	–	80,646,857	–	80,646,857
Total	$–	$96,263,815	$816,581	$97,080,396
Other Financial Instruments
Futures Contracts
Assets	$4,130	$–	$–	$4,130
Liabilities	–	–	–	–
Total	$4,130	$–	$–	$4,130

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	183

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.97%

MUNICIPAL BONDS 98.97%

Corporate-Backed 10.62%
Brooklyn Arena Local Development Corp. - Brooklyn Events Ctr LLC NY	Zero Coupon		7/15/2047	Ba1	$250,000	$59,617
Build NYC Resource Corp. - Pratt Paper NY Inc. NY AMT†	4.50%		1/1/2025	NR	100,000	100,875
Build NYC Resource Corp. - Pratt Paper NY Inc. NY AMT†	5.00%		1/1/2035	NR	250,000	252,830
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	1,825,000	1,825,632
New York Liberty Development Corp. - 3 World Trade Center LLC NY†	5.00%		11/15/2044	NR	8,655,000	7,882,217
New York Liberty Development Corp. - 3 World Trade Center LLC NY†	5.15%		11/15/2034	NR	750,000	726,659
New York Liberty Development Corp. - 3 World Trade Center LLC NY†	7.25%		11/15/2044	NR	1,000,000	1,005,039
New York Liberty Development Corp. - Goldman Sachs Hdqtrs LLC NY	5.25%		10/1/2035	A2	7,215,000	7,933,145
New York Liberty Development Corp. - Goldman Sachs Hdqtrs LLC NY	5.50%		10/1/2037	A2	3,380,000	3,748,285
New York Liberty Development Corp. - One Bryant Park LLC NY	2.80%		9/15/2069	Baa1	4,630,000	4,145,622
New York Liberty Development Corp. NY	2.10%		11/15/2032	A+	2,520,000	2,060,840
New York Liberty Development Corp. NY	2.875%		11/15/2046	A+	7,345,000	5,077,475
New York State Environmental Facilities Corp. - Casella Waste Systems Inc NY AMT	2.75%	#(a)	9/1/2050	B+	500,000	471,204
New York State Environmental Facilities Corp. - Casella Waste Systems Inc NY AMT†	2.875%	#(a)	12/1/2044	B+	1,500,000	1,297,202
New York Transportation Development Corp. - American Airlines Inc NY AMT	2.25%		8/1/2026	B	205,000	189,480
New York Transportation Development Corp. - American Airlines Inc NY AMT	3.00%		8/1/2031	B	1,000,000	871,336
New York Transportation Development Corp. - American Airlines Inc NY AMT	5.25%		8/1/2031	B-	1,430,000	1,437,145
New York Transportation Development Corp. - American Airlines Inc NY AMT	5.375%		8/1/2036	B-	1,025,000	1,013,774
New York Transportation Development Corp. - JFK Intl Air Terminal LLC NY AMT	4.00%		12/1/2038	Baa1	2,370,000	2,195,803
Niagara Area Development Corp. - Covanta Holding Corp NY AMT†	4.75%		11/1/2042	B1	1,750,000	1,555,822	(b)

184	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Westchester County Local Development Corp. - Miriam Osborn Mem Home Ob NY	5.00%	7/1/2034	A	$200,000	$211,255
Total					44,061,257

Education 11.36%
Albany Capital Resource Corp. - Empire Commons Std Hsg NY	5.00%	5/1/2030	A	350,000	359,240
Albany Capital Resource Corp. - Empire Commons Std Hsg NY	5.00%	5/1/2032	A	250,000	255,120
Build NYC Resource Corp. - E Harlem Scholars Oblg Gp NY†	5.75%	6/1/2042	NR	1,000,000	1,014,380
Build NYC Resource Corp. - Kipp Nyc Public Chtr Schs NY(c)	5.25%	7/1/2052	NR	1,000,000	1,017,047
Build NYC Resource Corp. - Manhattan College NY	5.00%	8/1/2033	A-	1,125,000	1,193,379
Build NYC Resource Corp. - New York Law School NY	5.00%	7/1/2041	BBB-	1,175,000	1,178,822
Build NYC Resource Corp. - Packer Collegiate Inst NY	5.00%	6/1/2040	A2	1,000,000	1,024,726
City of New Rochelle - Iona College NY	5.00%	7/1/2028	BBB	205,000	212,950
City of New Rochelle - Iona College NY	5.00%	7/1/2029	BBB	250,000	259,418
City of New Rochelle - Iona College NY	5.00%	7/1/2030	BBB	220,000	228,039
City of New Rochelle - Iona College NY	5.00%	7/1/2031	BBB	200,000	207,054
Dutchess County Local Development Corp. - Bard College NY†	5.00%	7/1/2045	BB+	1,000,000	934,693
Dutchess County Local Development Corp. - Bard College NY†	5.00%	7/1/2051	BB+	1,000,000	909,783
Dutchess County Local Development Corp. - Culinary Inst Of America NY	4.00%	7/1/2035	Baa2	1,145,000	1,090,419
Dutchess County Local Development Corp. - Culinary Inst Of America NY	4.00%	7/1/2037	Baa2	965,000	895,410
Dutchess County Local Development Corp. - Culinary Inst Of America NY	4.00%	7/1/2040	Baa2	325,000	292,474
Dutchess County Local Development Corp. - Culinary Inst Of America NY	5.00%	7/1/2033	Baa2	390,000	400,877
Dutchess County Local Development Corp. - Culinary Inst Of America NY	5.00%	7/1/2041	Baa2	200,000	201,772
Dutchess County Local Development Corp. - Culinary Inst Of America NY	5.00%	7/1/2046	Baa2	275,000	275,961
Dutchess County Local Development Corp. - Millbrook School NY	4.00%	9/1/2051	A	1,500,000	1,360,882

See Notes to Schedule of Investments.	185

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Dutchess County Local Development Corp. - Vassar College NY	5.00%	7/1/2034	Aa3	$275,000	$294,732
Hempstead Town Local Development Corp. - Adelphi University NY	4.00%	2/1/2039	A-	2,240,000	2,125,990
Hempstead Town Local Development Corp. - Adelphi University NY	5.00%	6/1/2029	A-	490,000	536,881
Hempstead Town Local Development Corp. - Adelphi University NY	5.00%	6/1/2030	A-	200,000	221,401
Hempstead Town Local Development Corp. - Adelphi University NY	5.00%	6/1/2031	A-	345,000	385,712
Hempstead Town Local Development Corp. - Adelphi University NY	5.00%	6/1/2032	A-	330,000	367,690
Hempstead Town Local Development Corp. - Hofstra University NY	5.00%	7/1/2042	A	545,000	562,657
Hempstead Town Local Development Corp. - Molloy College NY	5.00%	7/1/2034	BBB	825,000	852,466
Hempstead Town Local Development Corp. - Molloy College NY	5.00%	7/1/2037	BBB	630,000	643,158
Hempstead Town Local Development Corp. - Molloy College NY	5.00%	7/1/2039	BBB	555,000	564,228
Monroe County Industrial Development Corp. - University Of Rochester NY	4.00%	7/1/2043	AA-	1,000,000	964,794
Monroe County Industrial Development Corp. - University Of Rochester NY	5.00%	7/1/2031	AA-	350,000	381,683
New York City Industrial Development Agency - Yankee Stadium LLLC NY (AGM)	3.00%	3/1/2049	AA	2,000,000	1,457,412
New York State Dormitory Authority - Barnard College NY	4.00%	7/1/2034	A3	460,000	465,267
New York State Dormitory Authority - Barnard College NY	4.00%	7/1/2036	A3	325,000	319,491
New York State Dormitory Authority - Barnard College NY	4.00%	7/1/2037	A3	710,000	676,346
New York State Dormitory Authority - Fordham University NY	5.00%	7/1/2035	A	550,000	574,628
New York State Dormitory Authority - Icahn Sch of Med Mt Sinai NY	5.00%	7/1/2040	A-	2,000,000	2,032,473
New York State Dormitory Authority - Iona College NY	5.00%	7/1/2046	BBB	375,000	384,391
New York State Dormitory Authority - New York University NY	4.00%	7/1/2045	Aa2	1,000,000	948,819

186	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New York State Dormitory Authority - New York University NY	5.00%	7/1/2029	Aa2	$1,000,000	$1,100,237
New York State Dormitory Authority - New York University NY	5.00%	7/1/2042	Aa2	1,500,000	1,621,425
New York State Dormitory Authority - Pace University NY	5.00%	5/1/2023	NR	20,000	20,132
New York State Dormitory Authority - Pace University NY	5.00%	5/1/2023	BBB-	905,000	907,534
New York State Dormitory Authority - Pratt Institute NY	5.00%	7/1/2039	A2	1,010,000	1,037,435
New York State Dormitory Authority - St John’S University NY	5.00%	7/1/2027	A-	250,000	260,760
New York State Dormitory Authority - The New School NY	4.00%	7/1/2047	A3	550,000	478,151
New York State Dormitory Authority - The New School NY	5.00%	7/1/2028	A3	780,000	822,215
New York State Dormitory Authority - Yeshiva University NY	5.00%	7/15/2037	BBB-	1,000,000	1,031,241
New York State Dormitory Authority - Yeshiva University NY	5.00%	7/15/2042	BBB-	1,000,000	1,018,902
New York State Dormitory Authority NY	5.00%	2/15/2041	NR	5,000	5,523
Onondaga Civic Development Corp. - Le Moyne College NY	4.00%	7/1/2038	Baa2	150,000	137,621
Onondaga Civic Development Corp. - Le Moyne College NY	4.00%	7/1/2040	Baa2	300,000	268,668
Onondaga Civic Development Corp. - Le Moyne College NY	4.00%	7/1/2041	Baa2	415,000	367,061
Onondaga Civic Development Corp. - Le Moyne College NY	5.00%	7/1/2035	Baa2	365,000	376,122
Onondaga Civic Development Corp. - Le Moyne College NY	5.00%	7/1/2036	Baa2	465,000	476,129
Onondaga Civic Development Corp. - Le Moyne College NY	5.00%	7/1/2046	Baa2	600,000	594,286
Schenectady County Capital Resource Corp. - Union College NY	5.25%	7/1/2052	A1	520,000	557,569
St. Lawrence County Industrial Development Agency - Clarkson University NY	5.00%	9/1/2037	Baa1	455,000	477,416
St. Lawrence County Industrial Development Agency - Clarkson University NY	5.00%	9/1/2038	Baa1	475,000	496,038
St. Lawrence County Industrial Development Agency - Clarkson University NY	5.00%	9/1/2041	Baa1	160,000	165,888

See Notes to Schedule of Investments.	187

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Troy Capital Resource Corp. - Rensselaer Polytech Inst NY	4.00%		9/1/2040	A3	$1,000,000	$916,463
Troy Capital Resource Corp. - Rensselaer Polytech Inst NY	5.00%		8/1/2032	A3	1,415,000	1,475,023
Troy Capital Resource Corp. NY	4.00%		9/1/2034	A3	835,000	833,515
Troy Capital Resource Corp. NY	4.00%		9/1/2035	A3	370,000	362,010
Troy Capital Resource Corp. NY	4.00%		9/1/2036	A3	1,140,000	1,103,991
Westchester County Local Development Corp. - Miriam Osborn Mem Home Ob NY	5.00%		7/1/2042	A	450,000	468,591
Westchester County Local Development Corp. - Sarah Lawrence College NY	4.00%		6/1/2033	BBB-	1,710,000	1,697,092
Total						47,149,703

General Obligation 6.63%
City of Long Beach NY GO (BAM)	5.25%		7/15/2034	AA	510,000	558,589
City of Long Beach NY GO (BAM)	5.25%		7/15/2035	AA	400,000	434,191
City of Long Beach NY GO (BAM)	5.25%		7/15/2036	AA	300,000	323,192
City of Long Beach NY GO (BAM)	5.25%		7/15/2037	AA	485,000	518,827
City of Long Beach NY GO (BAM)	5.25%		7/15/2042	AA	500,000	529,256
City of New York NY GO	5.00%		8/1/2027	AA	1,700,000	1,775,306
City of New York NY GO	5.00%		8/1/2029	AA	3,000,000	3,221,540
City of New York NY GO	5.00%		10/1/2037	AA	2,500,000	2,642,094
City of New York NY GO	5.00%		3/1/2044	AA	3,000,000	3,181,749
City of New York NY GO	5.00%		4/1/2045	AA	1,380,000	1,448,630
City of New York NY GO	5.25%		9/1/2043	AA	1,150,000	1,275,060
City of New York NY GO	5.25%		10/1/2047	Aa2	1,860,000	2,046,866
City of New York NY GO	5.50%		5/1/2044	AA	2,085,000	2,340,571
Commonwealth of Puerto Rico PR GO	Zero Coupon		7/1/2024	NR	63,475	58,856
Commonwealth of Puerto Rico PR GO	Zero Coupon		7/1/2033	NR	244,309	132,468
Commonwealth of Puerto Rico PR GO	Zero Coupon	(a)	11/1/2043	NR	894,821	392,603
Commonwealth of Puerto Rico PR GO	4.00%		7/1/2033	NR	189,842	165,013
Commonwealth of Puerto Rico PR GO	4.00%		7/1/2035	NR	170,642	144,016
Commonwealth of Puerto Rico PR GO	4.00%		7/1/2037	NR	146,457	120,186
Commonwealth of Puerto Rico PR GO	5.25%		7/1/2023	NR	106,010	106,025
Commonwealth of Puerto Rico PR GO	5.375%		7/1/2025	NR	211,432	213,173
Commonwealth of Puerto Rico PR GO	5.625%		7/1/2027	NR	209,517	213,722
Commonwealth of Puerto Rico PR GO	5.625%		7/1/2029	NR	206,118	211,245
Commonwealth of Puerto Rico PR GO	5.75%		7/1/2031	NR	200,202	207,419

188	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Jefferson County Civic Facility Development Corp. - Samaritan Med Ctr Oblig NY	5.00%	11/1/2037	BB	$2,000,000	$1,976,901
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	11/1/2040	Aa1	2,000,000	2,241,818
New York State Dormitory Authority NY (AGM)	5.00%	10/1/2027	AA	1,000,000	1,036,853
Total					27,516,169

Health Care 12.18%
Brookhaven Local Development Corp. - Active Ret Cmnty Oblig Gp NY	4.00%	11/1/2045	BBB	1,000,000	828,982
Brookhaven Local Development Corp. - Active Ret Cmnty Oblig Gp NY	4.00%	11/1/2055	BBB	1,000,000	785,776
Brookhaven Local Development Corp. - Long Island Cmnty Hosp Ob NY	3.375%	10/1/2040	A-	365,000	284,715	(b)
Brookhaven Local Development Corp. - Long Island Cmnty Hosp Ob NY	4.00%	10/1/2045	A-	1,865,000	1,702,684
Brookhaven Local Development Corp. - Long Island Cmnty Hosp Ob NY	5.00%	10/1/2050	A-	1,000,000	1,014,610
Broome County Local Development Corp. - United Hlth Svcs Hosps NY (AGM)	3.00%	4/1/2036	AA	1,030,000	875,450
Broome County Local Development Corp. - United Hlth Svcs Hosps NY (AGM)	3.00%	4/1/2037	AA	1,500,000	1,247,593
Buffalo & Erie County Industrial Land Development Corp. - Catholic Hlth Sys Oblig NY	5.00%	7/1/2025	B-	300,000	282,339
Buffalo & Erie County Industrial Land Development Corp. - Orchard Park Ccrc Inc. NY	5.00%	11/15/2037	BBB	1,000,000	1,006,297
Dutchess County Local Development Corp. - Nuvance Health Oblg Grp NY	4.00%	7/1/2044	BBB+	1,250,000	1,106,703
Dutchess County Local Development Corp. - Nuvance Health Oblg Grp NY	4.00%	7/1/2049	BBB+	2,120,000	1,827,815
Dutchess County Local Development Corp. - Nuvance Health Oblg Grp NY	5.00%	7/1/2035	BBB+	1,765,000	1,804,479
Genesee County Funding Corp. - Rochester Regl Health Obl NY	5.25%	12/1/2052	BBB+	1,000,000	1,013,506
Monroe County Industrial Development Corp. - Rochester General Hosp NY	5.00%	12/1/2034	BBB+	250,000	258,788
Monroe County Industrial Development Corp. - Rochester Regl Health Obl NY	4.00%	12/1/2035	BBB+	600,000	568,636

See Notes to Schedule of Investments.	189

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Monroe County Industrial Development Corp. - Rochester Regl Health Obl NY	4.00%	12/1/2036	BBB+	$425,000	$398,304
Nassau County Local Economic Assistance Corp. - Catholic Hlth Lng Isl Obl NY	5.00%	7/1/2027	A-	625,000	640,255
Nassau County Local Economic Assistance Corp. - Catholic Hlth Lng Isl Obl NY	5.00%	7/1/2028	A-	2,045,000	2,094,765
Nassau County Local Economic Assistance Corp. - Catholic Hlth Lng Isl Obl NY	5.00%	7/1/2033	A-	600,000	612,496
New York City Industrial Development Agency - Yankee Stadium LLC NY	3.00%	3/1/2049	Baa1	2,090,000	1,486,417
New York State Dormitory Authority - Catholic Hlth Sys Oblig NY	4.00%	7/1/2045	B-	2,895,000	1,863,666
New York State Dormitory Authority - Catholic Hlth Sys Oblig NY	5.00%	7/1/2032	B-	500,000	429,649
New York State Dormitory Authority - Garnet Hlth Med Ctr Oblig NY†	5.00%	12/1/2026	BBB-	1,000,000	1,023,041
New York State Dormitory Authority - Garnet Hlth Med Ctr Oblig NY†	5.00%	12/1/2029	BBB-	1,900,000	1,943,382
New York State Dormitory Authority - Maimonides Medical Ctr NY (FHA)	3.00%	2/1/2050	AA+	1,000,000	760,123
New York State Dormitory Authority - Montefiore Obligated Group NY	4.00%	8/1/2036	BBB-	475,000	425,133
New York State Dormitory Authority - Montefiore Obligated Group NY	4.00%	8/1/2038	BBB-	1,520,000	1,332,463
New York State Dormitory Authority - Montefiore Obligated Grp NY	4.00%	8/1/2037	BBB-	1,820,000	1,608,874
New York State Dormitory Authority - Montefiore Obligated Grp NY	4.00%	9/1/2050	BBB-	5,000,000	4,029,922
New York State Dormitory Authority - Montefiore Obligated Grp NY	5.00%	8/1/2035	BBB-	525,000	525,680
New York State Dormitory Authority - Northwell Hlth Oblig Grp NY	4.00%	5/1/2045	A-	2,000,000	1,876,244
New York State Dormitory Authority - Northwell Hlth Oblig Grp NY	5.00%	5/1/2028	A-	1,000,000	1,036,028
New York State Dormitory Authority - Northwell Hlth Oblig Grp NY	5.00%	5/1/2038	A-	980,000	1,046,235
New York State Dormitory Authority - Nyu Langone Hosps Oblig NY	5.00%	7/1/2032	A+	810,000	851,566
New York State Dormitory Authority - Nyu Langone Hosps Oblig NY	5.00%	7/1/2033	A+	760,000	797,318

190	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Niagara Area Development Corp. - Catholic Hlth Sys Oblig NY	5.00%	7/1/2052	B-	$1,000,000	$730,478
Oneida County Local Development Corp. - Mohawk Valley Hlth NY (AGM)	4.00%	12/1/2049	AA	4,645,000	4,173,029
Southold Local Development Corp. - Peconic Lndg At Southold NY	5.00%	12/1/2045	BBB-	1,000,000	978,597
Tompkins County Development Corp. - Kendal At Ithaca Inc NY	5.00%	7/1/2044	BBB+	920,000	901,012
Westchester County Healthcare Corp. Obl NY	6.00%	11/1/2030	BBB-	105,000	105,167
Westchester County Healthcare Corp. Obl NY	6.125%	11/1/2037	BBB-	40,000	40,094
Westchester County Local Development Corp. Health Obl NY	5.00%	11/1/2033	BBB-	1,000,000	1,017,799
Westchester County Local Development Corp. Health Obl NY	5.00%	11/1/2034	BBB-	985,000	999,739
Westchester County Local Development Corp. Health Obl NY	5.00%	11/1/2046	BBB-	2,240,000	2,230,641
Total					50,566,490

Housing 0.94%
New York City Housing Development Corp. - Fc 8 Spruce Street Resid NY	4.50%	2/15/2048	NR	1,000,000	981,268
New York City Housing Development Corp. NY	3.35%	11/1/2065	AA+	1,660,000	1,190,762
New York State Housing Finance Agency NY	3.15%	11/1/2054	Aa2	1,000,000	720,061
Westchester County Local Development Corp. - Purchase Housing Corp Ii NY	5.00%	6/1/2047	BBB	1,000,000	992,984
Total					3,885,075

Lease Obligations 1.90%
Hudson Yards Infrastructure Corp. NY	5.00%	2/15/2031	Aa2	2,065,000	2,252,528
Hudson Yards Infrastructure Corp. NY	5.00%	2/15/2033	Aa2	1,075,000	1,169,142
New York City Transitional Finance Authority Building Aid Revenue NY	5.00%	7/15/2035	AA	2,005,000	2,167,707
New York State Dormitory Authority NY (BAM)	4.00%	8/15/2050	AA	2,500,000	2,276,541
Total					7,865,918

See Notes to Schedule of Investments.	191

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other 0.90%
Build NYC Resource Corp. - Children’S Aid Society NY	4.00%		7/1/2044	A+	$1,340,000	$1,236,065
Build NYC Resource Corp. - Children’S Aid Society NY	4.00%		7/1/2049	A+	2,775,000	2,504,218
Total						3,740,283

Other Revenue 3.85%
Brooklyn Arena Local Development Corp. - Brooklyn Events Ctr LLC NY	5.00%		7/15/2042	Ba1	3,000,000	2,852,740
Build NYC Resource Corp. - Shefa School NY†	5.00%		6/15/2051	NR	1,315,000	1,181,010
New York State Thruway Authority NY	5.00%		3/15/2046	AA+	2,500,000	2,678,442
New York State Thruway Authority NY	5.00%		3/15/2048	AA+	2,000,000	2,132,440
Triborough Bridge & Tunnel Authority NY	5.00%		11/15/2032	AA+	1,250,000	1,478,219
Triborough Bridge & Tunnel Authority NY	5.50%		5/15/2052	AA+	5,000,000	5,674,059
Total						15,996,910

Special Tax 2.66%
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AGM)	3.00%		1/1/2040	AA	1,975,000	1,600,071
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AGM)	3.00%		1/1/2046	AA	2,965,000	2,211,810
New York City Industrial Development Agency - Yankee Stadium LLC NY	4.00%		3/1/2045	Baa1	1,800,000	1,617,276
New York City Industrial Development Agency - Yankee Stadium LLC NY (AGC)	Zero Coupon		3/1/2043	AA	425,000	159,919
New York City Industrial Development Agency - Yankee Stadium LLC NY (AGC)	Zero Coupon		3/1/2044	AA	640,000	227,563
New York City Industrial Development Agency - Yankee Stadium LLC NY (AGC)	Zero Coupon		3/1/2047	AA	385,000	115,831
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	8.625% (CPI YoY * 1 + .88%	)	3/1/2026	Baa1	3,450,000	3,532,840
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%		11/1/2037	AAA	1,370,000	1,577,481
Total						11,042,791

192	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue 12.38%
Metropolitan Transportation Authority NY	5.00%	11/15/2034	AA	$1,085,000	$1,174,404
Metropolitan Transportation Authority NY	5.00%	11/15/2047	AA	2,000,000	2,144,138
Metropolitan Transportation Authority NY	5.25%	11/15/2031	AA	1,215,000	1,319,222
Metropolitan Transportation Authority NY	5.25%	11/15/2032	AA	670,000	726,196
Metropolitan Transportation Authority NY	5.25%	11/15/2034	AA	455,000	491,434
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	11/1/2042	AAA	1,675,000	1,595,243
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	11/1/2042	AAA	1,500,000	1,428,576
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	5/1/2043	AAA	2,000,000	1,893,673
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2030	AAA	2,075,000	2,265,101
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2032	AAA	1,555,000	1,693,328
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2035	AAA	1,270,000	1,366,132
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	8/1/2042	AAA	2,700,000	2,859,814
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2043	AAA	1,400,000	1,464,759
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2047	AAA	2,000,000	2,143,949
New York State Dormitory Authority NY	4.00%	3/15/2043	AA+	2,000,000	1,906,975
New York State Dormitory Authority NY	4.00%	3/15/2047	Aa1	2,000,000	1,871,836
New York State Dormitory Authority NY	4.00%	3/15/2048	Aa1	1,935,000	1,803,138
New York State Dormitory Authority NY	5.00%	2/15/2042	AA+	2,055,000	2,146,801
New York State Dormitory Authority NY	5.00%	3/15/2045	Aa1	2,000,000	2,113,473
New York State Urban Development Corp. NY	4.00%	3/15/2047	AA+	1,650,000	1,525,793
New York State Urban Development Corp. NY	5.00%	3/15/2033	AA+	2,010,000	2,015,567
New York State Urban Development Corp. NY	5.00%	3/15/2036	AA+	1,500,000	1,530,249
New York State Urban Development Corp. NY	5.00%	3/15/2040	AA+	1,000,000	1,056,605
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	Zero Coupon	7/1/2029	NR	163,000	118,989
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	Zero Coupon	7/1/2031	NR	708,000	462,092

See Notes to Schedule of Investments.	193

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	Zero Coupon	7/1/2033	NR	$710,000	$413,897
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	Zero Coupon	7/1/2051	NR	7,476,000	1,355,138
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.329%	7/1/2040	NR	489,000	441,732
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.329%	7/1/2040	NR	858,000	775,064
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.536%	7/1/2053	NR	64,000	54,724
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.55%	7/1/2040	NR	153,000	140,747
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.55%	7/1/2040	NR	380,000	349,569
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.75%	7/1/2053	NR	1,199,000	1,062,850
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	4.784%	7/1/2058	NR	180,000	156,616
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue PR	5.00%	7/1/2058	NR	1,922,000	1,749,846
Territory of Guam GU	4.00%	1/1/2042	Ba1	750,000	656,131
Triborough Bridge & Tunnel Authority NY	4.00%	5/15/2046	AA+	2,015,000	1,875,760
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.00%	5/15/2047	AA+	3,000,000	3,248,975
Total					51,398,536

Tobacco 3.29%
Erie Tobacco Asset Securitization Corp. NY	Zero Coupon	6/1/2055	NR	8,000,000	372,610
Erie Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2060	NR	20,000,000	1,048,104
Monroe Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2061	NR	10,000,000	366,008
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	15,000,000	778,704
Nassau County Tobacco Settlement Corp. NY	5.125%	6/1/2046	CCC+	2,085,000	1,912,281
New York Counties Tobacco Trust IV NY	Zero Coupon	6/1/2060	NR	20,000,000	993,082
Rockland Tobacco Asset Securitization Corp. NY†	Zero Coupon	8/15/2060	NR	10,575,000	633,702

194	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco (continued)
Suffolk Tobacco Asset Securitization Corp. NY	Zero Coupon		6/1/2066	NR	$7,700,000	$798,327
TSASC, Inc. NY	5.00%		6/1/2034	A-	1,000,000	1,023,770
TSASC, Inc. NY	5.00%		6/1/2035	A-	300,000	306,369
TSASC, Inc. NY	5.00%		6/1/2036	A-	100,000	101,944
TSASC, Inc. NY	5.00%		6/1/2041	A-	545,000	550,079
TSASC, Inc. NY	5.00%		6/1/2048	NR	3,300,000	2,915,265
Westchester Tobacco Asset Securitization Corp. NY	5.125%		6/1/2051	BB-	1,845,000	1,862,651
Total						13,662,896

Transportation 25.04%
Buffalo & Fort Erie Public Bridge Authority NY	5.00%		1/1/2034	A+	600,000	638,762
Metropolitan Transportation Authority NY	4.00%		11/15/2051	A3	3,190,000	2,586,358
Metropolitan Transportation Authority NY	4.75%		11/15/2045	A3	3,095,000	2,901,929
Metropolitan Transportation Authority NY	5.00%		11/15/2028	A3	865,000	903,930
Metropolitan Transportation Authority NY	5.00%		11/15/2029	A3	2,450,000	2,538,134
Metropolitan Transportation Authority NY	5.00%		11/15/2029	A3	1,730,000	1,765,681
Metropolitan Transportation Authority NY	5.00%		11/15/2030	A3	1,885,000	1,947,324
Metropolitan Transportation Authority NY	5.00%		11/15/2030	A3	700,000	725,344
Metropolitan Transportation Authority NY	5.00%		11/15/2033	A3	1,900,000	1,948,560
Metropolitan Transportation Authority NY	5.00%		11/15/2033	AA	1,540,000	1,674,137
Metropolitan Transportation Authority NY	5.00%		11/15/2041	A3	1,050,000	1,030,866
Metropolitan Transportation Authority NY	5.00%	#(a)	11/15/2045	A3	2,520,000	2,672,759
Metropolitan Transportation Authority NY	5.00%		11/15/2050	A3	2,005,000	1,931,926
Metropolitan Transportation Authority NY	5.25%		11/15/2028	A3	3,740,000	3,852,276
Metropolitan Transportation Authority NY	5.25%		11/15/2035	A3	1,170,000	1,184,328
New York State Thruway Authority NY	5.00%		1/1/2036	A1	1,760,000	1,788,449
New York Transportation Development Corp. - Delta Air Lines Inc NY AMT	4.00%		1/1/2036	Baa3	3,515,000	3,238,169
New York Transportation Development Corp. - Delta Air Lines Inc NY AMT	5.00%		1/1/2036	Baa3	2,295,000	2,282,861
New York Transportation Development Corp. - Delta Air Lines Inc NY AMT	5.00%		10/1/2040	Baa3	2,645,000	2,554,194
New York Transportation Development Corp. - Empire St Thruway Partnrs NY AMT	4.00%		10/31/2041	BBB-	860,000	756,637
New York Transportation Development Corp. - Empire St Thruway Partnrs NY AMT	4.00%		10/31/2046	BBB-	1,525,000	1,287,670

See Notes to Schedule of Investments.	195

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - Empire St Thruway Partnrs NY AMT	4.00%	4/30/2053	BBB-	$3,335,000	$2,716,890
New York Transportation Development Corp. - JFK Intl Air Terminal LLC NY AMT	4.00%	12/1/2039	Baa1	345,000	316,045
New York Transportation Development Corp. - JFK Intl Air Terminal LLC NY AMT	4.00%	12/1/2040	Baa1	1,325,000	1,199,209
New York Transportation Development Corp. - JFK Intl Air Terminal LLC NY AMT	4.00%	12/1/2041	Baa1	2,810,000	2,512,687
New York Transportation Development Corp. - JFK Intl Air Terminal LLC NY AMT	4.00%	12/1/2041	Baa1	1,000,000	917,416
New York Transportation Development Corp. - JFK Intl Air Terminal LLC NY AMT	4.00%	12/1/2042	Baa1	1,800,000	1,637,983
New York Transportation Development Corp. - JFK Intl Air Terminal LLC NY AMT	5.00%	12/1/2034	Baa1	545,000	568,170
New York Transportation Development Corp. - JFK Intl Air Terminal LLC NY AMT	5.00%	12/1/2039	Baa1	1,150,000	1,173,733
New York Transportation Development Corp. - JFK Intl Air Terminal LLC NY AMT	5.00%	12/1/2042	Baa1	870,000	876,667
New York Transportation Development Corp. - Laguardia Gateway Partner NY AMT	4.00%	7/1/2033	Baa2	2,000,000	1,886,052
New York Transportation Development Corp. - Laguardia Gateway Partner NY AMT	4.00%	7/1/2046	Baa2	2,110,000	1,690,707
New York Transportation Development Corp. - Laguardia Gateway Partner NY AMT	5.25%	1/1/2050	Baa2	12,280,000	11,950,211
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2027	A3	1,000,000	1,015,607
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2036	A3	850,000	882,834
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2038	A3	725,000	746,115
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2039	A3	350,000	358,908
Port Authority of New York & New Jersey NY AMT	4.00%	9/1/2043	AA-	5,155,000	4,726,062
Port Authority of New York & New Jersey NY AMT	5.00%	9/15/2028	AA-	1,000,000	1,075,344
Port Authority of New York & New Jersey NY AMT	5.00%	9/15/2029	AA-	250,000	268,754
Port Authority of New York & New Jersey NY AMT	5.00%	11/15/2031	AA-	3,430,000	3,665,435
Port Authority of New York & New Jersey NY AMT	5.00%	9/1/2032	AA-	805,000	868,470

196	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Port Authority of New York & New Jersey NY AMT	5.00%	9/15/2033	AA-	$2,820,000	$2,997,913
Port Authority of New York & New Jersey NY AMT	5.00%	10/15/2033	AA-	1,000,000	1,056,680
Port Authority of New York & New Jersey NY AMT	5.00%	10/15/2033	AA-	1,595,000	1,746,733
Port Authority of New York & New Jersey NY AMT	5.00%	9/15/2034	AA-	1,030,000	1,085,073
Port Authority of New York & New Jersey NY AMT	5.00%	11/15/2041	AA-	2,000,000	2,036,040
Port Authority of New York & New Jersey NY AMT	5.00%	9/15/2048	AA-	365,000	371,956
Port Authority of New York & New Jersey NY AMT	5.50%	8/1/2052	AA-	4,055,000	4,369,363
Triborough Bridge & Tunnel Authority NY	4.00%	11/15/2048	AA-	2,015,000	1,852,509
Triborough Bridge & Tunnel Authority NY	5.00%	11/15/2038	AA-	1,000,000	1,062,296
Triborough Bridge & Tunnel Authority NY	5.00%	11/15/2047	AA-	1,135,000	1,177,489
Triborough Bridge & Tunnel Authority NY	5.00%	11/15/2051	AA-	2,500,000	2,643,775
Triborough Bridge & Tunnel Authority NY	5.50%	11/15/2057	AA-	2,000,000	2,259,103
Total					103,922,523

Utilities 7.22%
Guam Government Waterworks Authority GU	5.00%	7/1/2036	A-	400,000	405,550
Long Island Power Authority NY	5.00%	9/1/2034	A	2,000,000	2,056,689
Long Island Power Authority NY	5.00%	9/1/2039	A	1,000,000	1,021,190
Long Island Power Authority NY	5.00%	9/1/2047	A	1,115,000	1,152,602
Long Island Power Authority NY (AGC)	5.25%	9/1/2029	AA	2,045,000	2,343,110
New York City Municipal Water Finance Authority NY	5.00%	6/15/2035	AA+	1,550,000	1,558,729
New York City Municipal Water Finance Authority NY	5.00%	6/15/2035	AA+	1,675,000	1,713,389
New York City Municipal Water Finance Authority NY	5.00%	6/15/2036	AA+	1,750,000	1,788,863
New York City Municipal Water Finance Authority NY	5.00%	6/15/2036	AA+	2,250,000	2,299,967
New York City Municipal Water Finance Authority NY	5.00%	6/15/2046	AA+	3,140,000	3,269,325
New York City Municipal Water Finance Authority NY	5.00%	6/15/2048	AA+	1,675,000	1,744,716

See Notes to Schedule of Investments.	197

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
New York City Municipal Water Finance Authority NY	5.25%	6/15/2047	AA+		$1,000,000	$1,052,447
New York City Municipal Water Finance Authority NY	5.25%	6/15/2052	Aa1		3,525,000	3,864,121
New York State Environmental Facilities Corp. NY	5.25%	9/15/2052	Aaa		3,335,000	3,719,908
Puerto Rico Commonwealth Aqueduct & Sewer Authority PR†	4.00%	7/1/2042	NR		700,000	563,157
Puerto Rico Commonwealth Aqueduct & Sewer Authority PR†	5.00%	7/1/2030	NR		500,000	491,721
Puerto Rico Electric Power Authority PR(d)	5.75%	7/1/2036	D	(e)	1,250,000	925,000
Total						29,970,484
Total Investments in Securities 98.97% (cost $446,425,855)						410,779,035
Other Assets and Liabilities – Net(f) 1.03%						4,271,640
Net Assets 100.00%						$415,050,675

AGC	Insured by - Assured Guarantee Corp.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
FHA	Insured by - Federal Housing Administration.
NR	Not Rated.
TRIPS	Tax Refund Intercept Programs.
YoY	Year on Year Inflation Rates.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2022, the total value of Rule 144A securities was $22,929,625, which represents 5.52% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2022.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Securities purchased on a when-issued basis.
(d)	Defaulted (non-income producing security).
(e)	This investment has been rated by Fitch IBCA.
(f)	Other Assets and Liabilities - Net include net unrealized depreciation on futures contracts as follows:

Futures Contracts at December 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	March 2023	42	Short	$(5,281,785)	$(5,264,438)	$17,347

198	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND December 31, 2022

The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$42,505,435	$1,555,822	$44,061,257
Health Care	–	50,281,775	284,715	50,566,490
Remaining Industries	–	316,151,288	–	316,151,288
Total	$–	$408,938,498	$1,840,537	$410,779,035
Other Financial Instruments
Futures Contracts
Assets	$17,347	$–	$–	$17,347
Liabilities	–	–	–	–
Total	$17,347	$–	$–	$17,347

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	199

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,C,F,F3 and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,C,F,F3 and I
Lord Abbett National Tax-Free Income Fund (“National”)	A,C,F,F3 and I
Lord Abbett High Income Municipal Bond Fund (“High Income”, formerly “High Yield”)	A,C,F,F3 and I
Lord Abbett Short Duration High Income Municipal Bond Fund (“Short Duration High Income”)	A,C,F,F3 and I
Lord Abbett Sustainable Municipal Bond Fund (“Sustainable”)	A,C,F,F3 and I
Lord Abbett California Tax-Free Income Fund (“California”)	A,C,F,F3 and I
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A,F,F3 and I
Lord Abbett New York Tax-Free Income Fund (“New York”)	A,C,F,F3 and I

Short Duration, Intermediate, National, High Income, Short Duration High Income, Sustainable and California are diversified as defined in the Act. New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Income and Short Duration High Income) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Income and Short Duration High Income is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”), as valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are

200

Notes to Schedule of Investments (unaudited)(continued)

valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 -	unadjusted quoted prices in active markets for identical investments;

●	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of December 31, 2022 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

201

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S federal tax returns remains open generally three years after the filing of the tax return. The statute of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2022, the Funds did not loan any securities.

202

QPHR-MUNI-1Q
(02/23)